UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Evelyn M. Curran

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6425

Date of fiscal year end: May 31

Date of reporting period: August 31, 2004

Item 1. Schedule of Investments

ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS - August 31, 2004 (Unaudited)

	Number of Shares/ Par Value	Market Value (Note 1)
COMMON STOCK - 52.71%
Advertising - 0.04%

Interpublic Group of Cos., Inc. +	2,010	$21,206
Omnicom Group, Inc.	910	62,617

		83,823

Aerospace/Defense - 0.96%

Boeing Co.	6,960	363,451
General Dynamics Corp.	3,300	322,212
Goodrich Corp.	560	17,786
Honeywell International, Inc.	4,120	148,238
Lockheed Martin Corp.	10,730	577,059
Northrop Grumman Corp.	1,720	88,838
Raytheon Co.	2,150	74,669
Rockwell Collins, Inc.	850	29,231
United Technologies Corp.	2,460	231,019

		1,852,503

Airlines - 0.03%

Delta Air Lines, Inc. +	600	2,424
Southwest Airlines Co.	3,790	56,168

		58,592

Apparel & Products - 0.48%

Coach, Inc. +	900	37,935
Gap, Inc.	4,320	80,957
Jones Apparel Group, Inc.	6,650	237,338
Limited, Inc.	2,260	45,381
Liz Claiborne, Inc.	530	20,177
Nike, Inc., Class B	4,500	338,895
Reebok International, Ltd.	2,310	78,471
TJX Cos., Inc.	2,370	50,149
VF Corp.	530	26,150

		915,453

Appliances/Furnishings - 0.03%

Leggett & Platt, Inc.	920	24,739
Maytag Corp.	380	7,687
Whirlpool Corp.	330	20,176

		52,602

Automotive - 0.59%

AutoNation, Inc. +	1,280	21,043
AutoZone, Inc. +	400	29,624
Cooper Tire & Rubber Co.	360	8,150
Danaher Corp.	9,140	469,979
Delphi Automotive Systems Corp.	2,690	24,640
Ford Motor Co.	8,780	123,886
General Motors Corp.	10,000	413,100
Genuine Parts Co.	840	31,845
Goodyear Tire & Rubber Co. +	840	9,223
Visteon Corp.	620	5,785

		1,137,275

Banks - 3.51%

AmSouth Bancorp.	1,690	44,025
Bank of America Corp.	45,480	2,045,690
Bank of New York Co., Inc.	3,730	111,154
BB&T Corp.	2,690	107,573
Charter One Financial, Inc.	1,070	47,583
Comerica, Inc.	830	49,925
Fifth Third Bancorp	2,700	134,487
First Horizon National Corp.	590	26,827
Huntington Bancshares, Inc.	1,100	27,137
KeyCorp	1,970	61,760
M&T Bank Corp.	570	54,139
Marshall & Ilsley Corp.	1,070	42,886
Mellon Financial Corp.	2,040	58,874
National City Corp.	14,530	549,089

North Fork Bancorp., Inc.	830	34,810
Northern Trust Corp.	1,060	45,633
PNC Financial Services Group	1,350	72,454
Providian Financial Corp. +	1,400	20,216
Regions Financial Corp.	2,206	71,232
SouthTrust Corp.	1,580	65,333
State Street Bank & Trust Co.	1,610	72,675
SunTrust Banks, Inc.	1,350	91,935
Synovus Financial Corp.	1,460	37,084
U.S. Bancorp	20,080	592,360
Wachovia Corp.	20,280	951,335
Wells Fargo & Co.	22,090	1,297,787
Zions Bancorp.	430	26,780

		6,740,783

Beverages - 1.31%

Adolph Coors Co., Class B	180	12,328
Anheuser-Busch Cos., Inc.	10,130	534,864
Brown-Forman Corp., Class B	580	27,544
Coca-Cola Co.	28,370	1,268,423
Coca-Cola Enterprises, Inc.	2,250	46,462
Pepsi Bottling Group, Inc.	7,740	207,355
PepsiCo, Inc.	8,190	409,500

		2,506,476

Broadcasting - 0.52%

Clear Channel Communications, Inc.	5,380	180,284
Comcast Corp., Class A +	27,020	761,153
Univision Communications, Inc., Class A +	1,550	51,150

		992,587

Building Materials - 0.08%

American Standard Cos., Inc. +	1,030	38,739
Masco Corp.	2,100	67,473
Sherwin-Williams Co.	690	28,497
Vulcan Materials Co.	490	23,358

		158,067

Chemical - 0.87%

Air Products & Chemicals, Inc.	1,090	57,094
Ashland, Inc.	340	17,486
Dow Chemical Co.	4,490	192,217
E.I. du Pont de Nemours and Co.	13,750	581,075
Eastman Chemical Co.	7,260	337,808
Ecolab, Inc.	5,820	174,135
Engelhard Corp.	600	16,962
Great Lakes Chemical Corp.	2,530	66,084
Hercules, Inc. +	810	11,113
Monsanto Co.	1,270	46,482
PPG Industries, Inc.	820	49,011
Praxair, Inc.	1,560	63,305
Rohm & Haas Co.	1,080	43,772
Sigma-Aldrich Corp.	330	18,906

		1,675,450

Commercial Services - 0.31%

Ball Corp.	540	20,164
Cendant Corp.	9,900	214,137
Cintas Corp.	820	33,628
Convergys Corp. +	690	9,591
Deluxe Corp.	4,720	201,638
Fluor Corp.	400	17,100
Moody’s Corp.	720	49,363
Paychex, Inc.	1,810	53,703

		599,324

Conglomerates - 2.85%

3M Co.	12,420	1,022,911
Eaton Corp.	720	43,452
General Electric Co.	108,010	3,541,648

ITT Industries, Inc.	440	34,804
Loews Corp.	2,060	117,008
Textron, Inc.	660	41,903
Tyco International, Ltd.	21,720	680,271

		5,481,997

Drugs - 3.18%

Abbott Laboratories	11,260	469,429
Allergan, Inc.	1,990	148,554
Bristol-Myers Squibb Co.	13,260	314,660
Caremark Rx, Inc. +	2,190	62,853
Eli Lilly & Co.	7,790	494,275
Forest Laboratories, Inc. +	4,750	217,787
King Pharmaceuticals, Inc. +	1,160	14,454
Merck & Co., Inc.	15,500	697,035
Mylan Laboratories, Inc.	1,290	22,472
Pfizer, Inc.	85,180	2,782,831
Schering-Plough Corp.	10,100	186,446
Watson Pharmaceuticals, Inc. +	520	14,321
Wyeth	18,870	690,076

		6,115,193

Electronics/Electrical Equipment - 0.73%

Agilent Technologies, Inc. +	6,320	129,560
American Power Conversion Corp.	960	16,128
Applera Corp. - Applied Biosystems Group	970	18,469
Comverse Technology, Inc. +	940	16,459
Emerson Electric Co.	4,790	298,177
Fisher Scientific International, Inc. +	550	31,334
Jabil Circuit, Inc. +	960	19,805
JDS Uniphase Corp. +	6,910	21,490
Johnson Controls, Inc.	910	51,233
Millipore Corp. +	240	12,072
Molex, Inc.	5,360	154,743
NVIDIA Corp. +	800	9,968
Parker Hannifin Corp.	570	30,991
Perkinelmer, Inc.	3,440	60,131
Pitney Bowes, Inc.	1,110	48,352
PMC-Sierra, Inc. +	850	7,939
Power-One, Inc. +	400	3,004
Sanmina-SCI Corp. +	2,500	17,300
Solectron Corp. +	4,610	23,788
Symbol Technologies, Inc.	1,120	14,448
Tektronix, Inc.	410	11,714
Thermo Electron Corp. +	6,690	175,746
W. W. Grainger, Inc.	440	23,500
Waters Corp. +	3,510	152,018
Xerox Corp. +	3,840	51,571

		1,399,940

Finance Companies - 0.41%

Capital One Financial Corp.	3,280	222,253
MBNA Corp.	14,640	353,409
SLM Corp.	5,400	210,708

		786,370

Financial Services - 4.26%

American Express Co.	12,610	630,752
Bear Stearns Cos., Inc.	500	43,960
Charles Schwab Corp.	14,250	134,663
Citigroup, Inc.	57,460	2,676,487
Countrywide Financial Corp.	2,682	95,345
E*TRADE Group, Inc. +	1,750	20,615
Equifax, Inc.	660	16,104
Fannie Mae	8,100	603,045
Federated Investors, Inc., Class B	520	15,002
Franklin Resources, Inc.	1,200	63,924
Freddie Mac	6,370	427,554
Goldman Sachs Group, Inc.	5,760	516,384
H & R Block, Inc.	840	40,538
Janus Capital Group, Inc.	1,150	15,801

JPMorgan Chase & Co.	39,873	1,578,173
Lehman Brothers Holdings, Inc.	1,330	98,274
Merrill Lynch & Co., Inc.	10,120	516,829
Morgan Stanley	11,220	569,191
Piper Jaffray Cos. +	160	6,896
Principal Financial Group, Inc.	1,530	53,106
Sovereign Bancorp, Inc.	1,610	35,195
T. Rowe Price Group, Inc.	610	30,213

		8,188,051

Foods - 0.58%

Archer-Daniels-Midland Co.	3,120	49,826
Campbell Soup Co.	16,560	429,898
ConAgra Foods, Inc.	2,530	66,286
General Mills, Inc.	1,810	85,522
H J Heinz Co.	1,690	64,068
Hershey Foods Corp.	1,240	59,867
Kellogg Co.	1,970	82,701
McCormick & Co., Inc.	660	22,143
Sara Lee Corp.	3,790	83,873
Sysco Corp.	3,070	98,670
Wm. Wrigley Jr. Co.	1,080	66,992

		1,109,846

Freight - 0.51%

FedEx Corp.	1,430	117,246
Ryder System, Inc.	310	13,581
United Parcel Service, Inc., Class B	11,550	843,727

		974,554

Hardware & Tools - 0.16%

Black & Decker Corp.	4,200	289,506
Snap-on, Inc.	280	8,896
Stanley Works	390	16,871

		315,273

Healthcare - 0.31%

Anthem, Inc. +	670	54,431
Bausch & Lomb, Inc.	250	16,488
Health Management Associates, Inc., Class A	1,170	22,370
Manor Care, Inc.	2,270	69,621
McKesson Corp.	5,000	154,750
Medco Health Solutions, Inc. +	9,170	286,379

		604,039

Heavy Duty Trucks/Parts - 0.09%

Dana Corp.	5,810	109,635
Navistar International Corp. +	340	12,165
PACCAR, Inc.	840	50,560

		172,360

Home Builders - 0.04%

Centex Corp.	590	27,004
KB Home	220	15,129
Pulte Homes, Inc.	610	35,960

		78,093

Hospital Management - 0.07%

HCA, Inc.	2,740	106,339
Tenet Healthcare Corp. +	2,230	23,237

		129,576

Hospital Supplies - 1.43%

AmerisourceBergen Corp.	3,310	179,071
Becton, Dickinson and Co.	3,150	151,578
Cardinal Health, Inc.	2,370	107,124
CR Bard, Inc.	500	28,050
Hospira, Inc. +	2,318	64,209

Johnson & Johnson	30,270	1,758,687
Medtronic, Inc.	6,130	304,967
St. Jude Medical, Inc. +	850	57,163
Stryker Corp.	1,920	86,976

		2,737,825

Household Products - 1.71%

Alberto-Culver Co., Class B	430	20,765
Avon Products, Inc.	2,260	99,847
Clorox Co.	1,020	53,897
Colgate-Palmolive Co.	7,050	380,700
Fortune Brands, Inc.	700	51,205
Gillette Co.	15,290	649,825
International Flavors & Fragrances, Inc.	450	17,338
Kimberly-Clark Corp.	2,400	160,080
Newell Rubbermaid, Inc.	1,320	28,419
Procter & Gamble Co.	32,700	1,830,219

		3,292,295

Human Resources - 0.01%

Robert Half International, Inc.	820	20,090

Information Processing - Hardware - 1.77%

Apple Computer, Inc. +	5,180	178,658
Dell, Inc. +	27,970	974,475
Gateway, Inc. +	1,790	7,858
Hewlett-Packard Co.	35,970	643,503
International Business Machines Corp.	15,150	1,283,054
Lexmark International, Inc., Class A +	620	54,839
Network Appliance, Inc. +	5,560	111,589
Sun Microsystems, Inc. +	35,740	137,242

		3,391,218

Information Processing - Services - 1.45%

Adobe Systems, Inc.	6,050	277,514
Affiliated Computer Services, Inc., Class A +	650	35,315
Computer Sciences Corp. +	900	41,715
eBay, Inc. +	8,010	693,185
Electronic Data Systems Corp.	2,460	47,281
EMC Corp. +	24,760	266,665
First Data Corp.	10,570	446,582
Fiserv, Inc. +	7,450	259,111
Monster Worldwide, Inc. +	560	11,329
NCR Corp. +	450	19,877
SunGard Data Systems, Inc. +	4,790	110,170
Symantec Corp. +	5,640	270,494
Unisys Corp. +	1,600	16,064
Yahoo!, Inc. +	10,290	293,368

		2,788,670

Information Processing - Software - 2.12%

Autodesk, Inc.	540	23,982
Automatic Data Processing, Inc.	2,830	112,549
BMC Software, Inc. +	1,070	16,018
Citrix Systems, Inc. +	820	13,046
Computer Associates International, Inc.	2,800	67,816
Compuware Corp. +	1,850	8,381
IMS Health, Inc.	1,130	26,363
Intuit, Inc. +	2,370	100,227
Mercury Interactive Corp. +	440	15,184
Microsoft Corp.	105,490	2,879,877
Novell, Inc. +	1,850	10,915
Oracle Corp. +	61,830	616,445
Parametric Technology Corp. +	1,290	6,282
PeopleSoft, Inc. +	4,050	70,470
Siebel Systems, Inc. +	2,410	18,340
VERITAS Software Corp. +	5,090	85,105

		4,071,000

Insurance - 3.09%

ACE, Ltd.	1,360	52,428
Aetna, Inc.	3,730	345,584
AFLAC, Inc.	8,410	337,241
Allstate Corp.	9,910	467,851
AMBAC Financial Group, Inc.	520	39,260
American International Group, Inc. (1)	25,250	1,798,810
Aon Corp.	1,510	39,185
Chubb Corp.	910	61,889
CIGNA Corp.	840	55,910
Cincinnati Financial Corp.	810	32,684
Hartford Financial Services Group, Inc.	5,870	359,009
Humana, Inc. +	5,840	110,960
Jefferson-Pilot Corp.	670	32,093
Lincoln National Corp.	860	38,958
Marsh & McLennan Cos., Inc.	7,550	337,409
MBIA, Inc.	690	39,516
MetLife, Inc.	9,820	365,795
MGIC Investment Corp.	470	32,087
Progressive Corp.	1,040	83,512
Prudential Financial, Inc.	2,520	116,374
Safeco Corp.	670	32,274
St. Paul Cos., Inc.	10,000	346,900
Torchmark Corp.	530	27,284
UnitedHealth Group, Inc.	6,730	445,055
UnumProvident Corp.	5,720	92,550
Wellpoint Health Networks, Inc., Class A +	2,070	203,233
Xl Capital, Ltd., Class A	660	46,332

		5,940,183

Leisure and Tourism - 0.72%

Brunswick Corp.	450	17,690
Carnival Corp.	3,030	138,744
Darden Restaurants, Inc.	770	16,178
Electronic Arts, Inc. +	2,500	124,450
Harley-Davidson, Inc.	1,420	86,648
Harrah’s Entertainment, Inc.	540	26,023
Hasbro, Inc.	4,660	86,350
Hilton Hotels Corp.	1,840	32,844
International Game Technology	1,670	48,179
Marriott International, Inc., Class A	1,090	51,720
Mattel, Inc.	5,500	88,495
McDonald’s Corp.	15,960	431,239
Sabre Holdings Corp., Class A	1,390	31,970
Starbucks Corp. +	1,900	82,156
Starwood Hotels & Resorts Worldwide, Inc., Class B	990	43,758
Wendy’s International, Inc.	550	18,903
Yum! Brands, Inc.	1,390	55,197

		1,380,544

Machinery - 0.58%

Caterpillar, Inc.	1,640	119,228
Cooper Industries, Ltd., Class A	440	24,297
Crane Co.	290	7,830
Cummins, Inc.	210	14,131
Deere & Co.	1,190	75,291
Dover Corp.	8,310	313,536
Illinois Tool Works, Inc.	1,490	136,022
Ingersoll-Rand Co., Class A	5,630	366,007
Pall Corp.	600	14,616
Rockwell Automation, Inc.	890	34,710

		1,105,668

Medical - Biomedical/Gene - 0.75%

Amgen, Inc. +	17,770	1,053,584
Biogen Idec, Inc. +	1,630	96,708
Genzyme Corp. +	4,770	257,580
MedImmune, Inc. +	1,190	28,405

		1,436,277

Medical Technology - 0.48%

Baxter International, Inc.	2,940	89,787
Biomet, Inc.	1,220	55,693
Boston Scientific Corp. +	4,000	142,920
Chiron Corp. +	2,110	89,422
Guidant Corp.	5,570	333,086
Quest Diagnostics, Inc.	1,600	136,960
Zimmer Holdings, Inc. +	1,170	83,421

		931,289

Metals - 0.39%

Alcoa, Inc.	12,710	411,550
Allegheny Technologies, Inc.	450	8,465
Freeport-McMoRan Copper & Gold, Inc., Class B	850	31,986
Newmont Mining Corp.	4,560	202,418
Nucor Corp.	380	29,750
Phelps Dodge Corp.	450	36,702
United States Steel Corp.	540	19,931
Worthington Industries, Inc.	420	8,547

		749,349

Multimedia - 1.20%

Gannett Co., Inc.	1,310	110,957
McGraw-Hill Cos., Inc.	910	68,914
Meredith Corp.	240	12,019
Time Warner, Inc. +	57,380	938,163
Viacom, Inc., Class B	16,820	560,274
Walt Disney Co.	26,970	605,477

		2,295,804

Oil and Gas - 3.78%

Amerada Hess Corp.	3,520	283,360
Anadarko Petroleum Corp.	10,620	628,916
Apache Corp.	1,560	69,716
Baker Hughes, Inc.	1,600	62,928
BJ Services Co. +	770	36,999
Burlington Resources, Inc.	1,900	68,837
ChevronTexaco Corp.	11,900	1,160,250
ConocoPhillips	8,760	652,007
Devon Energy Corp.	1,150	74,532
Dynegy, Inc., Class A +	1,820	7,935
El Paso Corp.	16,810	137,506
EOG Resources, Inc.	560	32,351
Exxon Mobil Corp.	65,770	3,031,997
Halliburton Co.	2,110	61,549
Kerr-McGee Corp.	6,580	347,292
Kinder Morgan, Inc.	600	36,300
Marathon Oil Corp.	1,660	60,208
Nabors Industries, Ltd. +	710	31,311
Noble Corp. +	650	26,143
Occidental Petroleum Corp.	1,880	97,102
Peoples Energy Corp.	180	7,479
Rowan Cos., Inc. +	510	12,403
Schlumberger, Ltd.	2,830	174,894
Sunoco, Inc.	360	22,140
Transocean, Inc. +	1,540	47,278
Unocal Corp.	1,260	47,048
Valero Energy Corp.	620	40,939

		7,259,420

Paper/Forest Products - 0.30%

Avery Dennison Corp.	530	32,939
Bemis Co., Inc.	510	13,479
Boise Cascade Corp.	420	13,142
Georgia-Pacific Corp.	5,120	173,978
International Paper Co.	2,330	93,247
Louisiana-Pacific Corp.	2,250	55,575
Meadwestvaco Corp.	970	29,245
Pactiv Corp. +	730	17,264
Plum Creek Timber Co., Inc.	880	29,075
Sealed Air Corp. +	400	19,648
Temple-Inland, Inc.	270	18,436
Weyerhaeuser Co.	1,160	72,512

		568,540

Photography - 0.02%

Eastman Kodak Co.	1,370	40,525

Pollution Control - 0.05%

Allied Waste Industries, Inc. +	1,520	15,565
Waste Management, Inc.	2,780	77,256

		92,821

Publishing - 0.15%

Dow Jones & Co., Inc.	390	16,010
Knight-Ridder, Inc.	380	24,483
New York Times Co., Class A	710	28,840
R. R. Donnelley & Sons Co.	1,040	31,959
Tribune Co.	4,260	177,855

		279,147

Railroads & Equipment - 0.38%

Burlington Northern Santa Fe Corp.	1,780	63,724
CSX Corp.	1,030	32,527
Norfolk Southern Corp.	20,110	571,124
Union Pacific Corp.	1,240	70,817

		738,192

Real Estate Investment Trusts - 0.11%

Apartment Investment & Management Co., Class A	450	15,975
Equity Office Properties Trust	1,940	55,406
Equity Residential	1,340	43,403
Prologis Trust	870	31,451
Simon Property Group, Inc.	1,000	55,950

		202,185

Retail - 3.36%

Albertson’s, Inc.	1,760	43,261
Bed Bath & Beyond, Inc. +	7,770	290,753
Best Buy Co., Inc.	1,560	72,571
Big Lots, Inc. +	550	6,705
Circuit City Stores, Inc.	950	12,322
Costco Wholesale Corp.	2,200	90,574
CVS Corp.	10,120	404,800
Dillard’s, Inc., Class A	400	7,600
Dollar General Corp.	1,580	31,126
Express Scripts, Inc., Class A +	370	23,384
Family Dollar Stores, Inc.	820	21,689
Federated Department Stores, Inc.	860	37,324
Home Depot, Inc.	21,190	774,706
JC Penney Co., Inc.	8,350	319,972
Kohl’s Corp. +	4,290	212,269
Kroger Co. +	3,560	58,847
Lowe’s Cos., Inc.	3,770	187,369
May Department Stores Co.	1,400	34,314
Nordstrom, Inc.	670	24,877
Office Depot, Inc. +	1,500	24,015
RadioShack Corp.	3,710	99,947
Safeway, Inc. +	2,140	43,228
Sears, Roebuck and Co.	1,020	39,046
Staples, Inc.	14,750	423,030
SUPERVALU, Inc.	650	17,134
Target Corp.	9,670	431,089
Tiffany & Co.	700	21,665
Toys “R” Us, Inc. +	1,030	16,727
Wal-Mart Stores, Inc.	47,480	2,500,772
Walgreen Co.	4,910	178,969
Winn-Dixie Stores, Inc.	1,120	4,670

		6,454,755

Savings & Loan - 0.12%

Golden West Financial Corp.	730	79,008
Washington Mutual, Inc.	4,150	161,144

		240,152

Schools - 0.10%

Apollo Group, Inc., Class A +	2,560	199,680

Semiconductors - 1.46%

Advanced Micro Devices, Inc. +	1,700	19,431
Altera Corp. +	1,800	34,056
Analog Devices, Inc.	1,800	62,496
Applied Materials, Inc. +	25,790	409,803
Applied Micro Circuits Corp. +	20,460	68,541
Broadcom Corp., Class A +	1,510	40,981
Intel Corp.	56,550	1,203,949
KLA-Tencor Corp. +	3,790	141,594
Linear Technology Corp.	1,480	52,940
LSI Logic Corp. +	5,250	25,358
Maxim Integrated Products, Inc.	1,550	67,317
Micron Technology, Inc. +	2,930	33,724
National Semiconductor Corp. +	10,080	134,366
Novellus Systems, Inc. +	710	17,345
QLogic Corp. +	2,050	53,526
Teradyne, Inc. +	930	11,969
Texas Instruments, Inc.	19,320	377,513
Xilinx, Inc.	1,660	45,534

		2,800,443

Telecommunications - 2.45%

ADC Telecommunications, Inc. +	3,880	8,303
Alltel Corp.	5,890	321,889
Andrew Corp. +	6,510	72,196
AT&T Wireless Services, Inc. +	22,650	331,143
Avaya, Inc. +	2,130	25,816
BellSouth Corp.	10,720	286,867
CenturyTel, Inc.	670	21,567
Ciena Corp. +	2,720	4,950
Cisco Systems, Inc. +	64,210	1,204,580
Citizens Communications Co.	1,380	17,429
Corning, Inc. +	6,580	66,590
Lucent Technologies, Inc. +	20,550	64,322
Motorola, Inc.	24,600	397,290
Nextel Communications, Inc., Class A +	14,300	331,617
QUALCOMM, Inc.	16,800	639,240
Qwest Communications International, Inc. +	8,560	24,738
Scientific-Atlanta, Inc.	730	19,885
Tellabs, Inc. +	1,990	18,049
Verizon Communications, Inc.	21,710	852,118

		4,708,589

Therapeutics - 0.04%

Gilead Sciences, Inc. +	1,010	69,821

Tobacco - 0.64%

Altria Group, Inc.	23,290	1,140,045
Reynolds American, Inc.	720	54,360
UST, Inc.	790	31,695

		1,226,100

Utilities - Communication - 0.68%

AT&T Corp.	8,750	129,325
SBC Communications, Inc.	27,400	706,646
Sprint Corp.	23,600	464,448

		1,300,419

Utilities - Electric - 1.39%

AES Corp. +	20,850	210,376
Allegheny Energy, Inc. +	610	8,961
Ameren Corp.	930	43,515
American Electric Power Co., Inc.	18,800	615,324
Calpine Corp. +	2,130	7,285

CenterPoint Energy, Inc.	1,470	16,082
Cinergy Corp.	860	34,813
CMS Energy Corp. +	780	7,488
Consolidated Edison, Inc.	1,160	48,952
Constellation Energy Group, Inc.	810	33,291
Dominion Resources, Inc.	1,570	101,877
DTE Energy Co.	830	34,296
Duke Energy Corp.	4,390	97,195
Edison International, Inc.	1,560	41,933
Entergy Corp.	1,100	66,330
Exelon Corp.	3,170	116,814
FirstEnergy Corp.	1,580	63,579
FPL Group, Inc.	890	61,588
NiSource, Inc.	1,260	26,208
PG&E Corp. +	2,010	58,672
Pinnacle West Capital Corp.	440	18,572
PPL Corp.	6,720	321,417
Progress Energy, Inc.	1,180	51,790
Public Service Enterprise Group, Inc.	8,580	363,277
Southern Co.	3,540	107,439
TECO Energy, Inc.	950	12,597
TXU Corp.	1,460	60,780
Xcel Energy, Inc.	1,920	33,888

		2,664,339

Utilities - Gas, Distribution - 0.04%

Keyspan Corp.	770	29,337
Nicor, Inc.	210	7,529
Sempra Energy	1,100	39,765

		76,631

Utilities - Gas, Pipeline - 0.02%

Williams Cos., Inc.	2,490	29,606

Total Common Stock (Cost $84,247,272)		101,219,804

CORPORATE BONDS - 10.70%
Aerospace/Defense - 0.28%

Goodrich Corp.:
6.45% due 12/15/07	$70,000	$75,870
Northrop Grumman Corp.:
7.13% due 02/15/11	146,000	167,858
4.31% due 11/16/06	193,000	196,625
Raytheon Co.:
4.85% due 01/15/11	89,000	90,803

		531,156

Airlines - 0.07%

Continental Airlines, Inc.:
9.56% due 09/01/19	140,589	140,740

Automotive - 0.30%

Ford Motor Co.:
7.45% due 07/16/31	171,000	167,674
General Motors Corp.:
8.38% due 07/15/33	107,000	113,748
8.25% due 07/15/23	156,000	164,440
7.20% due 01/15/11	124,000	131,667

		577,529

Banks - 1.20%

American Express Centurion Bank:
4.38% due 07/30/09	92,000	94,112
Bank of America Corp.:
4.25% due 10/01/10	150,000	150,429
BankBoston Captial Trust IV:
1.97% due 06/08/28 (2)	140,000	134,793

Capital One Bank:
5.13% due 02/15/14	92,000	91,068
Emigrant Capital Trust I:
4.23% due 12/10/33 *(2)	279,000	277,486
European Investment Bank:
4.00% due 03/15/05	150,000	151,846
First Maryland Capital II:
2.54% due 02/01/27 (2)	124,000	120,284
First Union Corp.:
7.50% due 04/15/35	89,000	110,939
Huntington National Bank:
4.65% due 06/30/09	66,000	67,818
Key Bank NA:
7.00% due 02/01/11	56,000	62,846
4.10% due 06/30/05	150,000	152,429
KeyCorp:
2.75% due 02/27/07	167,000	164,962
National City Bank:
2.50% due 04/17/06	151,000	151,111
PNC Funding Corp.:
5.75% due 08/01/06	154,000	162,133
RBS Capital Trust III:
5.51% due 9/30/14 (3)	124,000	125,678
United Overseas Bank, Ltd.:
5.38% due 9/30/14 *(3)	74,000	74,906
US Bank NA:
3.90% due 08/15/08	26,000	26,235
3.70% due 08/01/07	158,000	159,942
Wells Fargo & Co.:
5.13% due 09/01/12	22,000	22,587

		2,301,604

Beverages - 0.27%

Anheuser-Busch Cos., Inc.:
5.95% due 01/15/33	106,000	111,234
Coca Cola Enterprises, Inc.:
8.50% due 02/01/22	134,000	175,427
Coca-Cola HBC Finance BV:
5.13% due 09/17/13	70,000	71,599
PepsiCo, Inc.:
3.20% due 05/15/07	154,000	154,972

		513,232

Broadcasting - 0.34%

Clear Channel Communications, Inc.:
6.00% due 11/01/06	79,000	83,300
5.75% due 01/15/13	103,000	105,561
Comcast Corp.:
6.88% due 06/15/09	62,000	69,009
Cox Communications, Inc.:
7.75% due 08/15/06	99,000	106,320
Liberty Media Corp.:
5.70% due 05/15/13	70,000	69,210
3.02% due 09/17/06 (2)	141,000	142,695
TCI Communications, Inc.:
6.88% due 02/15/06	70,000	73,831

		649,926

Chemical - 0.08%

E.I. du Pont de Nemours and Co.:
4.13% due 04/30/10	26,000	26,124
Rohm & Haas Co.:
7.85% due 07/15/29	99,000	125,228

		151,352

Commercial Services - 0.15%

Hertz Corp.:
6.90% due 08/15/14	55,000	56,832
6.35% due 06/15/10	67,000	69,147
4.70% due 10/02/06	162,000	165,681

		291,660

Conglomerates - 0.11%

Tyco International Group SA:
6.38% due 10/15/11	63,000	69,018
4.44% due 06/15/07 *	133,000	136,096

		205,114

Drugs - 0.15%

Pfizer, Inc.:
2.50% due 03/15/07	167,000	164,677
Schering-Plough Corp.:
6.50% due 12/01/33	106,000	113,653

		278,330

Finance Companies - 0.97%

Capital Auto Receivables Asset Trust, Series 2002-4 A4:
2.64% due 03/17/08	870,000	872,015
Ford Motor Credit Co.:
7.38% due 10/28/09	148,000	161,986
1.67% due 03/13/07 (2)	93,000	90,874
General Motors Acceptance Corp.:
4.50% due 07/15/06	121,000	123,524
2.51% due 01/16/07 (2)	138,000	138,157
Household Finance Corp.:
4.75% due 05/15/09	78,000	80,648
3.38% due 02/21/06	146,000	147,315
National Rural Utilities Cooperative Finance Corp.:
3.88% due 02/15/08	126,000	126,962
Sprint Capital Corp.:
6.13% due 11/15/08	115,000	124,460

		1,865,941

Financial Services - 1.88%

American Express Co.:
3.75% due 11/20/07	26,000	26,332
Bunge, Ltd. Finance Corp.:
4.38% due 12/15/08	58,000	58,518
Canadian Oil Sands, Ltd.:
4.80% due 08/10/09 *	20,000	20,318
CIT Group, Inc.:
7.75% due 04/02/12	79,000	93,219
Citicorp Capital I:
7.93% due 02/15/27	126,000	143,355
Citigroup, Inc.:
7.25% due 10/01/10	74,000	87,059
6.00% due 10/31/33	84,000	84,686
DLJ Commercial Mtg. Corp.:
7.34% due 10/10/32	500,000	574,451
FPL Group Capital, Inc.:
3.25% due 04/11/06	167,000	168,654
General Electric Capital Corp.:
6.75% due 03/15/32	101,000	114,721
6.13% due 02/22/11	166,000	182,587
2.80% due 01/15/07	167,000	165,976
Goldman Sachs Group, Inc.:
6.13% due 02/15/33	84,000	84,123
JPMorgan Chase & Co.:
6.63% due 03/15/12	141,000	157,526
5.25% due 05/30/07	166,000	175,041
4.88% due 03/15/14	101,000	100,133
Lehman Brothers Holdings, Inc.:
6.63% due 01/18/12	101,000	112,653
MBNA America Bank NA:
5.38% due 01/15/08	77,000	80,927
Morgan Stanley:
6.75% due 04/15/11	115,000	129,106
4.75% due 04/01/14	175,000	168,829
Morgan Stanley Dean Witter Capital I:
7.20% due 10/15/33	250,000	286,657
Nationwide Building Society:
2.63% due 01/30/07 *	141,000	139,339

Pricoa Global Funding I:
4.35% due 06/15/08 *	13,000	13,343
Principal Life Global Funding:
5.13% due 06/28/07 *	100,000	105,142
Salomon Smith Barney Holdings, Inc.:
5.88% due 03/15/06	26,000	27,289
TIAA Global Markets, Inc.:
4.13% due 11/15/07 *	126,000	129,218
Washington Mutual Bank:
5.65% due 08/15/14	22,000	22,829
Washington Mutual Finance Corp.:
6.25% due 05/15/06	155,000	164,328

		3,616,359

Foods - 0.06%

Unilever Capital Corp.:
5.90% due 11/15/32	106,000	109,188

Healthcare - 0.05%

Cardinal Health, Inc.:
6.75% due 02/15/11	93,000	100,643

Hospital Management - 0.04%

HCA, Inc.:
7.13% due 06/01/06	72,000	76,330

Hospital Supplies - 0.07%

Johnson & Johnson:
4.95% due 05/15/33	140,000	130,465

Household Products - 0.13%

Fortune Brands, Inc.:
2.88% due 12/01/06	140,000	139,861
Procter & Gamble Co.:
5.80% due 08/15/34	105,000	108,338

		248,199

Information Processing - Hardware - 0.05%

International Business Machines Corp.:
6.22% due 08/01/27	94,000	100,328

Information Processing - Services - 0.01%

Computer Sciences Corp.:
6.75% due 06/15/06	26,000	27,762

Insurance - 0.44%

Assurant, Inc.:
5.63% due 02/15/14	64,000	65,454
ING Security Life Institutional Funding:
2.70% due 02/15/07 *	141,000	140,275
Kingsway America, Inc.:
7.50% due 02/01/14	78,000	79,726
MetLife, Inc.:
6.38% due 06/15/34	170,000	178,197
Ohio Casualty Corp.:
7.30% due 06/15/14	127,000	131,655
WR Berkley Corp.:
6.15% due 08/15/19	124,000	124,290
XL Capital, Ltd.:
5.25% due 09/15/14	124,000	124,420

		844,017

Machinery - 0.03%

Atlas Copco AB:
6.50% due 04/01/08 *	56,000	60,869

Metals - 0.18%

Alcan, Inc.:
6.13% due 12/15/33	94,000	96,655
Alcoa, Inc.:
6.75% due 01/15/28	70,000	79,519
Noranda, Inc.:

7.00% due 07/15/05	75,000	77,507
6.00% due 10/15/15	99,000	100,793

		354,474

Multimedia - 0.18%

News America Holdings:
7.75% due 12/01/45	66,000	78,102
News America, Inc.:
7.63% due 11/30/28	106,000	123,911
Time Warner, Inc.:
6.88% due 06/15/18	25,000	27,384
6.13% due 04/15/06	101,000	106,162

		335,559

Oil and Gas - 0.49%

Amerada Hess Corp.:
6.65% due 08/15/11	140,000	153,582
ChevronTexaco Capital Co.:
3.50% due 09/17/07	75,000	75,890
ConocoPhillips Holding Co.:
6.95% due 04/15/29	107,000	123,013
Devon Energy Corp.:
2.75% due 08/01/06	114,000	113,428
Diamond Offshore Drilling, Inc.:
5.15% due 09/01/14 *	79,000	80,046
EnCana Corp.:
6.50% due 08/15/34	106,000	112,191
Enterprise Products Operating LP:
6.88% due 03/01/33	84,000	82,609
Pennzoil Co.:
10.25% due 11/01/05	110,000	118,625
Plains All American Pipeline LP:
5.63% due 12/15/13 *	79,000	79,989

		939,373

Paper/Forest Products - 0.18%

Norske Skogsindustrier ASA:
7.13% due 10/15/33 *	34,000	35,909
Sealed Air Corp.:
6.88% due 07/15/33 *	99,000	104,604
Weyerhaeuser Co.:
6.13% due 03/15/07	156,000	167,039
5.50% due 03/15/05	38,000	38,642

		346,194

Pollution Control - 0.14%

Republic Services, Inc.:
7.13% due 05/15/09	95,000	107,772
Waste Management, Inc.:
7.38% due 05/15/29	69,000	78,694
7.00% due 07/15/28	81,000	88,581

		275,047

Railroads & Equipment - 0.19%

Burlington Northern Santa Fe Corp.:
8.13% due 04/15/20	144,000	178,855
Canadian National Railway Co.:
6.25% due 08/01/34	184,000	193,146

		372,001

Real Estate - 0.04%

Brascan Corp.:
7.38% due 03/01/33	71,000	78,873

Real Estate Investment Trusts - 0.07%

CarrAmerica Realty Corp.:
5.13% due 09/01/11	62,000	62,523
Vornado Realty LP:
4.50% due 08/15/09	75,000	75,329

		137,852

Retail - 0.28%

May Department Stores Co.:
3.95% due 07/15/07 *	158,000	159,809
Safeway, Inc.:
2.50% due 11/01/05	125,000	124,786
Wal-Mart Stores, Inc.:
6.88% due 08/10/09	223,000	253,365

		537,960

Savings & Loan - 0.15%

Downey Financial Corp.:
6.50% due 07/01/14	198,000	207,142
World Savings Bank FSB:
4.50% due 06/15/09	80,000	82,176

		289,318

Telecommunications - 0.52%

British Telecommunications, PLC:
7.63% due 12/15/05 (2)	26,000	27,720
Citizens Communications Co.:
9.00% due 08/15/31	104,000	102,180
France Telecom SA:
7.75% due 03/01/11 (2)	164,000	195,597
GTE Corp.:
7.90% due 02/01/27	165,000	181,337
Koninklijke (Royal) KPN NV:
8.00% due 10/01/10	140,000	166,402
7.50% due 10/01/05	107,000	112,756
TELUS Corp.:
8.00% due 06/01/11	50,000	58,132
7.50% due 06/01/07	133,000	146,114

		990,238

Utilities - Communication - 0.30%

Bell Atlantic Pennsylvania, Inc.:
8.75% due 08/15/31	115,000	149,777
Pacific Bell:
6.63% due 10/15/34	298,000	300,264
Verizon New York, Inc., Series A:
7.38% due 04/01/32	106,000	117,173

		567,214

Utilities - Electric - 1.11%

Alabama Power Co.:
2.80% due 12/01/06	140,000	140,064
Appalachian Power Co.:
4.80% due 06/15/05	150,000	152,541
CenterPoint Energy, Inc.:
6.85% due 06/01/15	68,000	74,062
Constellation Energy Group, Inc.:
7.88% due 04/01/05	71,000	73,248
Consumers Energy Co.:
4.00% due 05/15/10	70,000	68,312
Duke Energy Corp.:
5.30% due 10/01/15	265,000	270,422
Georgia Power Co.:
6.20% due 02/01/06	150,000	157,762
Great Lakes Power, Inc.:
8.30% due 03/01/05	70,000	71,817
Indianapolis Power & Light Co.:
6.60% due 01/01/34 *	38,000	39,335
NiSource Finance Corp.:
7.63% due 11/15/05	95,000	100,501
Old Dominion Electric Cooperative:
5.68% due 12/01/28	50,000	52,688
Pacific Gas & Electric Co.:
6.05% due 03/01/34	179,000	179,638
Progress Energy, Inc.:
6.75% due 03/01/06	156,000	164,710
Southern California Edison Co.:

8.00% due 02/15/07	208,000	231,722
Virginia Electric and Power Co.:
5.75% due 03/31/06	127,000	132,820
4.10% due 12/15/08	144,000	145,739
Western Resources, Inc.:
7.88% due 05/01/07	70,000	77,739

		2,133,120

Utilities - Gas, Pipeline - 0.19%

Arkla, Inc.:
8.90% due 12/15/06	141,000	157,454
Duke Capital, LLC:
6.25% due 07/15/05	70,000	72,104
5.67% due 08/15/14	137,000	138,662

		368,220

Total Corporate Bonds (Cost $20,362,219)		20,546,187

FOREIGN GOVERNMENT BONDS - 0.32%

Government of United Kingdom:
2.25% due 07/08/08 *	110,000	106,620
Quebec Province Canada:
7.50% due 09/15/29	156,000	200,320
5.00% due 07/17/09	166,000	174,649
Republic of Italy:
3.75% due 12/14/07	133,000	134,899

Total Foreign Government Bonds (Cost $599,698)		616,488

UNITED STATES GOVERNMENT BONDS - 21.32%
Government Agencies - 15.01%

Federal Farm Credit Banks:
2.50% due 03/15/06	374,000	374,503
2.38% due 10/02/06	183,000	181,776
Federal Home Loan Bank:
5.25% due 08/15/06	370,000	388,249
4.50% due 09/16/13	160,000	159,818
1.88% due 06/15/06	370,000	366,030
Federal Home Loan Mtg. Corp.:
8.00% due 04/01/30	50,450	54,769
8.00% due 07/01/30	419	455
8.00% due 12/01/30	90,953	98,740
7.50% due 04/01/31	469,278	504,946
7.00% due 06/01/32	282,143	301,221
6.63% due 09/15/09	680,000	768,989
6.50% due 11/01/33	271,195	285,412
6.00% due 11/01/33	1,933,751	2,002,140
5.50% due 10/01/33	26,484	26,978
5.50% due 07/01/34	1,098,928	1,118,068
5.50% due TBA	450,000	465,328
5.00% due 07/01/19	896,764	914,501
5.00% due 10/01/33	38,245	38,055
5.00% due 02/01/34	1,268,332	1,259,379
5.00% due 03/01/34	922,063	915,554
5.00% due 06/01/34	1,196,183	1,187,740
5.00% due TBA	100,000	99,156
4.50% due 01/15/14	313,000	311,213
4.50% due 11/01/18	774,949	776,575
4.50% due 07/01/19	398,342	398,627
3.38% due 08/23/07	462,000	462,998
3.00% due 10/27/06	403,000	403,618
2.85% due 02/23/07	680,000	679,134
2.63% due 09/17/07	250,000	246,881
2.50% due 12/04/06	390,000	388,052

2.20% due 12/30/05	403,000	402,724
2.00% due 02/23/06	500,000	497,317
Federal National Mtg. Assoc.:
7.50% due 06/01/15	60,386	64,305
7.00% due 09/01/31	291,901	311,865
6.63% due 11/15/30	422,000	490,703
6.50% due 02/01/17	225,580	239,720
6.50% due 08/01/31	293,993	309,720
6.50% due 07/01/32	392,985	414,040
6.00% due 12/01/16	360,671	379,191
6.00% due 05/01/17	230,838	242,642
6.00% due 08/01/34	1,393,211	1,445,022
5.50% due 05/01/18	601,284	623,647
5.50% due 12/01/33	3,746,169	3,814,406
5.00% due 09/01/18	670,545	684,625
5.00% due 10/01/18	683,367	697,717
5.00% due 11/01/33	41,991	41,801
5.00% due 03/01/34	633,048	628,865
4.50% due 02/01/18	467,380	468,207
4.50% due 06/01/18	179,301	179,618
3.25% due 06/28/06	464,000	465,883
2.77% due 08/25/06	375,000	375,841
Government National Mtg. Assoc.:
6.50% due 02/15/29	335,360	354,619
6.50% due 04/15/31	249,899	264,175
6.00% due 02/15/29	19,233	20,041
6.00% due 04/15/29	134,678	140,338
6.00% due 06/15/29	79,788	83,169

		28,819,106

Government Obligations - 6.31%

United States Treasury Bonds:
9.38% due 02/15/06	560,000	617,772
7.25% due 08/15/22	89,000	114,111
7.13% due 02/15/23	1,192,000	1,512,536
6.88% due 08/15/25	190,000	237,159
6.25% due 08/15/23	759,000	881,656
5.38% due 02/15/31	2,428,000	2,585,062
5.25% due 02/15/29	439,000	453,696
United States Treasury Notes:
6.88% due 05/15/06	210,000	226,103
5.88% due 11/15/04	500,000	504,375
5.00% due 02/15/11	96,000	103,324
5.00% due 08/15/11	19,000	20,436
4.75% due 05/15/14	127,000	133,285
4.38% due 08/15/12	612,000	630,862
4.25% due 08/15/13	980,000	993,896
4.00% due 02/15/14	212,000	210,186
3.88% due 02/15/13	867,000	860,633
3.50% due 11/15/06	100,000	102,168
3.38% due 11/15/08	72,000	72,726
3.25% due 08/15/08	70,000	70,509
3.13% due 09/15/08	140,000	140,252
3.00% due 02/15/09	64,000	63,475
2.75% due 06/30/06	149,000	150,112
2.63% due 11/15/06	95,000	95,290
2.63% due 05/15/08	66,000	65,198
2.38% due 08/15/06	83,000	83,000
2.00% due 08/31/05	650,000	650,279
2.00% due 05/15/06	29,000	28,878
2.00% due 01/15/14	246,372	251,858
1.88% due 12/31/05	57,000	56,822
1.88% due 01/31/06	70,000	69,737
1.63% due 09/30/05	130,000	129,507

		12,114,903

Total United States Government Bonds (Cost $40,536,897)		40,934,009

Total Investment Securities - 85.05% (Cost $ 145,746,797)		163,316,488

SHORT-TERM INVESTMENTS - 7.98%
Commercial Paper - 7.29%

National Rural Utilities Corp.
1.00% due 09/14/04 (5)	5,000,000	4,997,238
UBS Finance, Inc
1.00% due 09/01/04 (4)	9,000,000	9,000,000

		13,997,238

United States Treasury Bills - 0.69%

United States Treasury Bills:
1.33% due 09/02/04 (4)	1,140,000	1,139,958
1.38% due 09/09/04 (4)	185,000	184,944

		1,324,902

Total Short-Term Investments (Cost $15,322,140)		15,322,140

REPURCHASE AGREEMENT - 6.97%

Agreement with State Street Bank & Trust Co., bearing interest at 1.42% dated 08/31/04, to be repurchased 09/01/04 in the amount of $5,665,223 and collaterized by Federal National Mtg. Assoc. Notes, bearing interest at 7.25% due 01/15/10 and having approximate value of $5,823,636 (Cost $5,665,000) (4)	5,665,000	5,665,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.42% dated 08/31/04, to be repurchased 09/01/04 in the amount of $585,023 and collaterized by Federal National Mtg. Assoc. Notes, bearing interest at 6.13% due 03/15/12 and having approximate value of $599,156 (Cost $585,000) (4)	585,000	585,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.42% dated 08/31/04, to be repurchased 09/01/04 in the amount of $7,128,281 and collaterized by Federal Home Loan Bank Notes, bearing interest at 4.13% due 08/13/10 and having approximate value of $7,272,656 (Cost $7,128,000) (4)	7,128,000	7,128,000

Total Repurchase Agreements (Cost $13,378,000)		13,378,000

TOTAL INVESTMENTS (Cost $174,446,226) (6)	99.99%	192,016,628
Other assets less liabilities	.01%	18,620

NET ASSETS -	100%	$192,035,248

BONDS & NOTES SOLD SHORT - (0.86%)
Government Agencies - (0.86%)
Federal Home Loan Mtg. Corp, 6.00% due TBA	$(950,000)	$(982,063)
Federal National Mtg. Assoc. 5.50% due TBA	(250,000)	(253,828)
Federal National Mtg. Assoc. 5.00% due TBA	(400,000)	(407,372)

Total Bonds & Notes - Sold Short (Proceeds $1,644,262)		$(1,643,263)

TBA -	Securities purchased on forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
+	Non-income producing
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At August 31, 2004, the aggregate value of these securities was $1,703,304 representing 0.89% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security represents an investment in an affiliated company.
(2)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of August 31, 2004.
(3)	Variable rate security - the rate reflected is as of August 31, 2004; maturity date reflects next reset date.
(4)	The security or a portion thereof represents collateral for open futures contracts.
(5)	The security or a portion thereof represents collateral for TBA securities.
(6)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2004	Unrealized Appreciation (Depreciation)

68 Long	S&P 500 Index	September 2004	$19,224,450	$18,769,700	$(454,750)
3 Long	S&P 500 Index	September 2004	906,385	828,075	(78,310)
6 Long	S&P 500 Index	September 2004	1,698,287	1,658,150	(40,137)

					$(573,197)

See Notes to Schedule of Investments

BLUE CHIP GROWTH FUND

SCHEDULE OF INVESTMENTS - August 31, 2004 (Unaudited)

	Number of Shares / Par Value	Market Value (Note 1)
COMMON STOCK - 98.27%
Advertising - 0.22%

Omnicom Group, Inc.	1,400	$96,334

Aerospace/Defense - 1.91%

General Dynamics Corp.	1,700	165,988
Honeywell International, Inc.	7,400	266,252
Lockheed Martin Corp.	6,700	360,326
Rockwell Collins, Inc.	1,400	48,146

		840,712

Automotive - 2.08%

Danaher Corp.	17,840	917,333

Banks - 6.41%

Bank of America Corp.	11,300	508,274
Bank of New York Co., Inc.	6,200	184,760
Mellon Financial Corp.	14,000	404,040
Northern Trust Corp.	7,700	331,485
State Street Bank & Trust Co.	15,000	677,100
U.S. Bancorp	10,470	308,865
Wells Fargo & Co.	7,000	411,250

		2,825,774

Beverages - 1.52%

Coca-Cola Co.	6,330	283,014
PepsiCo, Inc.	7,740	387,000

		670,014

Broadcasting - 1.16%

Clear Channel Communications, Inc.	5,400	180,954
Comcast Corp., Class A Special +	11,900	330,225

		511,179

Commercial Services - 0.60%

Accenture, Ltd., Class A +	3,300	86,130
Cendant Corp.	8,200	177,366

		263,496

Conglomerates - 5.00%

3M Co.	1,760	144,954
General Electric Co.	38,750	1,270,612
Tyco International, Ltd.	25,300	792,396

		2,207,962

Drugs - 5.91%

Abbott Laboratories	5,010	208,867
Eli Lilly & Co.	2,300	145,935
Forest Laboratories, Inc. +	7,980	365,883
Pfizer, Inc.	44,920	1,467,537
Teva Pharmaceutical Industries, Ltd. ADR	7,000	190,750
Wyeth	6,220	227,465

		2,606,437

Finance Companies - 0.73%

SLM Corp.	8,300	323,866

Financial Services - 11.30%

American Express Co.	10,500	525,210
Ameritrade Holding Corp. +	14,900	169,711
Charles Schwab Corp.	6,100	57,645
Citigroup, Inc.	35,186	1,638,964
Fannie Mae	6,550	487,647
Franklin Resources, Inc.	6,100	324,947
Freddie Mac	4,300	288,616
Goldman Sachs Group, Inc.	4,300	385,495
JPMorgan Chase & Co.	3,500	138,530
Legg Mason, Inc.	3,800	306,584
Merrill Lynch & Co., Inc.	7,600	388,132
Morgan Stanley	5,400	273,942

		4,985,423

Foods - 0.31%

Sysco Corp.	4,250	136,595

Freight - 1.25%

United Parcel Service, Inc., Class B	7,530	550,067

Healthcare - 0.38%

Anthem, Inc. +	2,040	165,730

Hospital Supplies - 2.81%

Johnson & Johnson	10,070	585,067
Medtronic, Inc.	8,500	422,875
St. Jude Medical, Inc. +	1,710	114,997
Stryker Corp.	2,600	117,780

		1,240,719

Household Products - 1.06%

Fortune Brands, Inc.	2,100	153,615
Gillette Co.	2,550	108,375
Procter & Gamble Co.	3,670	205,410

		467,400

Information Processing - Hardware - 2.60%

Dell, Inc. +	22,990	800,972
International Business Machines Corp.	700	59,283
Lexmark International, Inc., Class A +	3,220	284,809

		1,145,064

Information Processing - Services - 5.99%

Adobe Systems, Inc.	9,210	422,463
Affiliated Computer Services, Inc., Class A +#	5,050	274,366
eBay, Inc. +	5,520	477,701
First Data Corp.	7,200	304,200
Fiserv, Inc. +	7,150	248,677
Google, Inc. +	600	61,715
IAC/InterActive Corp. +	8,900	203,009
SunGard Data Systems, Inc. +	500	11,500
Symantec Corp. +	3,800	182,248
Yahoo!, Inc. +	16,040	457,300

		2,643,179

Information Processing - Software - 5.63%

Automatic Data Processing, Inc.	1,700	67,609
ChoicePoint, Inc. +	1,800	76,050
Intuit, Inc. +	8,300	351,007
Microsoft Corp.	53,830	1,469,559
Oracle Corp. +	12,550	125,123
SAP AG ADR	7,700	280,742
VERITAS Software Corp. +	6,700	112,024

		2,482,114

Insurance - 6.52%

American International Group, Inc. (1)	3,000	213,720
Genworth Financial, Inc. +	3,000	68,190
Hartford Financial Services Group, Inc.	5,200	318,032
Marsh & McLennan Cos., Inc.	5,100	227,919
St. Paul Cos., Inc.	5,742	199,190
UnitedHealth Group, Inc.	19,940	1,318,632
Wellpoint Health Networks, Inc., Class A +	5,390	529,190

		2,874,873

Leisure & Tourism - 4.14%

Carnival Corp.	11,500	526,585
Electronic Arts, Inc. +	500	24,890

Harley-Davidson, Inc.	7,700	469,854
International Game Technology	16,700	481,795
Marriott International, Inc., Class A	300	14,235
McDonald’s Corp.	4,400	118,888
Starbucks Corp. +	4,410	190,688

		1,826,935

Machinery - 0.34%

Deere & Co.	2,400	151,848

Medical - Biomedical/Gene - 2.22%

Amgen, Inc. +	11,420	677,092
Biogen Idec, Inc. +	2,500	148,325
Genentech, Inc. +	2,490	121,462
MedImmune, Inc. +	1,300	31,031

		977,910

Medical Technology - 1.15%

Biomet, Inc.	2,500	114,125
Boston Scientific Corp. +	8,700	310,851
Guidant Corp.	1,400	83,720

		508,696

Metals - 1.20%

Alcoa, Inc.	1,300	42,094
BHP Billiton, Ltd.	11,300	105,369
Nucor Corp.	4,900	383,621

		531,084

Multimedia - 3.14%

E.W. Scripps Co., Class A	3,500	358,085
McGraw-Hill Cos., Inc.	400	30,292
News Corp., Ltd. ADR	4,900	145,775
Time Warner, Inc. +	22,400	366,240
Viacom, Inc., Class B	14,628	487,259

		1,387,651

Oil & Gas - 4.48%

Baker Hughes, Inc.	12,700	499,491
BJ Services Co. +	6,300	302,715
ChevronTexaco Corp.	1,100	107,250
Murphy Oil Corp.	800	60,408
Schlumberger, Ltd.	9,200	568,560
Smith International, Inc. +	7,700	438,746

		1,977,170

Pollution Control - 0.07%

Waste Management, Inc.	1,200	33,348

Publishing - 0.18%

Washington Post Co., Class B	92	79,902

Retail - 6.04%

Amazon.Com, Inc. +	1,300	49,582
Best Buy Co., Inc.	8,940	415,889
Family Dollar Stores, Inc.	500	13,225
Home Depot, Inc.	19,450	711,092
Kohl’s Corp. +	1,100	54,428
Target Corp.	15,625	696,562
Wal-Mart Stores, Inc.	13,760	724,739

		2,665,517

Schools - 1.06%

Apollo Group, Inc., Class A +	5,982	466,596

Semiconductors - 4.29%

Analog Devices, Inc.	9,720	337,479
Applied Materials, Inc. +	6,480	102,967
Intel Corp.	21,670	461,354
Maxim Integrated Products, Inc.	11,350	492,931

Microchip Technology, Inc.	1,100	29,029
QLogic Corp. +	3,700	96,607
Texas Instruments, Inc.	8,010	156,515
Xilinx, Inc.	7,830	214,777

		1,891,659

Telecommunications - 5.35%

Cisco Systems, Inc. +	41,040	769,911
Corning, Inc. +	4,400	44,528
EchoStar Communications Corp., Class A +	8,900	272,785
Juniper Networks, Inc. +	9,270	212,190
Nextel Communications, Inc., Class A +	20,300	470,757
QUALCOMM, Inc.	7,120	270,916
Research In Motion, Ltd. +	2,300	138,506
Vodafone Group, PLC ADR #	7,900	180,910

		2,360,503

Therapeutics - 0.78%

Gilead Sciences, Inc. +	4,960	342,885

Tobacco - 0.44%

Altria Group, Inc.	3,980	194,821

Total Investment Securities - 98.27% (Cost $40,271,104)		43,350,796

SHORT-TERM INVESTMENTS - 2.33%
Collective Investment Pool - 0.87%

Securities Lending Quality Trust (2)	$382,767	382,767

Registered Investment Companies - 1.46%

T. Rowe Price Reserve Investment Fund	645,286	645,286

Total Short-Term Investments (Cost $1,028,053)		1,028,053

TOTAL INVESTMENTS (Cost $41,299,157) (3)	100.60%	44,378,849
Liabilities in excess of other assets	(0.60)%	(264,873)

NET ASSETS -	100%	$44,113,976

ADR -	American Depository Receipt
+	Non-income producing
#	The security or a portion thereof is out on loan.
(1)	Security represents an investment in an affiliated company.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

CAPITAL CONSERVATION FUND

SCHEDULE OF INVESTMENTS - August 31, 2004 (Unaudited)

	Par Value	Market Value (Note 1)
CORPORATE BONDS - 34.33%
Aerospace/Defense - 0.85%

Goodrich Corp.:
6.45% due 12/15/07	$110,000	$119,225
Northrop Grumman Corp.:
7.13% due 02/15/11	190,000	218,445
4.08% due 11/16/06	231,000	235,339
Raytheon Co.:
4.85% due 01/15/11	152,000	155,079

		728,088

Airlines - 0.23%

Continental Airlines, Inc., 9.56% due 09/01/19	200,414	200,629

Automotive - 0.97%

Ford Motor Co.:
7.45% due 07/16/31	257,000	252,001
General Motors Corp.:
8.38% due 07/15/33 #	150,000	159,460
8.25% due 07/15/23	214,000	225,578
7.20% due 01/15/11 #	187,000	198,562

		835,601

Banks - 3.59%

American Express Centurion Bank:
4.38% due 07/30/09	111,000	113,548
Bank of America Corp.:
4.25% due 10/01/10	170,000	170,486
BankBoston Captial Trust IV:
2.45% due 06/08/28 (1)	201,000	193,524
Capital One Bank:
5.13% due 02/15/14	138,000	136,602
Emigrant Capital Trust I:
4.43% due 12/10/33 *(1)	324,000	322,242
European Investment Bank:
4.00% due 03/15/05	200,000	202,461
First Maryland Capital II:
2.54% due 02/01/27 (1)	177,000	171,695
First Union Corp.:
7.50% due 04/15/35	127,000	158,306
Huntington National Bank:
4.65% due 06/30/09	95,000	97,616
Key Bank NA:
7.00% due 02/01/11 #	80,000	89,780
4.10% due 06/30/05	200,000	203,239
KeyCorp:
2.75% due 02/27/07	230,000	227,193
National City Bank:
2.50% due 04/17/06	233,000	233,171
PNC Funding Corp.:
5.75% due 08/01/06	216,000	227,407
RBS Capital Trust III:
5.51% due 09/30/14 (2)	177,000	179,396
United Overseas Bank, Ltd.:
5.38% due 09/03/14 *(2)	106,000	107,298
US Bank NA:
3.90% due 08/15/08	34,000	34,307
3.70% due 08/01/07	189,000	191,324
Wells Fargo & Co.:
5.13% due 09/01/12	28,000	28,748

		3,088,343

Beverages - 0.86%

Anheuser-Busch Cos., Inc.:
5.95% due 01/15/33	155,000	162,653
Coca Cola Enterprises, Inc.:
8.50% due 02/01/22	189,000	247,430
Coca-Cola HBC Finance BV:
5.13% due 09/17/13	110,000	112,514
PepsiCo, Inc.:
3.20% due 05/15/07	217,000	218,369

		740,966

Broadcasting - 0.97%

Clear Channel Communications, Inc.:
6.00% due 11/01/06	112,000	118,096
5.75% due 01/15/13	123,000	126,058
Comcast Corp.:
6.88% due 06/15/09	109,000	121,323
Cox Communications, Inc.:
7.75% due 08/15/06	143,000	153,574
Liberty Media Corp.:
3.38% due 09/17/06 (1)	201,000	203,416
TCI Communications, Inc.:
6.88% due 02/15/06	110,000	116,019

		838,486

Chemical - 0.24%

E.I. du Pont de Nemours and Co.:
4.13% due 04/30/10	34,000	34,163
Rohm & Haas Co.:
7.85% due 07/15/29	138,000	174,560

		208,723

Commercial Services - 0.49%

Hertz Corp.,
6.90% due 08/15/14	66,000	68,199
6.35% due 06/15/10	94,000	97,012
4.70% due 10/02/06	249,000	254,658

		419,869

Conglomerates - 0.34%

Tyco International Group SA,
6.38% due 10/15/11	91,000	99,693
4.44% due 06/15/07 *	189,000	193,399

		293,092

Drugs - 0.48%

Pfizer, Inc.:
2.50% due 03/15/07	255,000	251,453
Schering-Plough Corp.:
6.50% due 12/01/33	148,000	158,685

		410,138

Finance Companies - 3.47%

Ford Motor Credit Co.:
7.38% due 10/28/09	204,000	223,278
2.07% due 03/13/07 (1)	196,000	191,519
General Motors Acceptance Corp.:
4.50% due 07/15/06	189,000	192,943
2.51% due 01/16/07 (1)	192,000	192,218
Honda Auto Receivables Owner Trust, Series 2003-3 A4:
2.77% due 11/21/08	1,000,000	999,096
Honda Auto Receivables Owners Trust, Series 2002-4 A4:
2.70% due 03/17/08	500,000	500,895
Household Finance Corp.:
4.75% due 05/15/09	107,000	110,633
3.38% due 02/21/06 #	194,000	195,747
National Rural Utilities Cooperative Finance Corp.:
3.88% due 02/15/08	201,000	202,535
Sprint Capital Corp.:
6.13% due 11/15/08	162,000	175,326

		2,984,190

Financial Services - 6.04%

American Express Co.:
3.75% due 11/20/07	34,000	34,434
Bear Stearns Commercial Mtg. Securities, Inc.:
6.02% due 02/14/31	250,000	271,672

Bunge, Ltd. Finance Corp.:
4.38% due 12/15/08	91,000	91,813
Canadian Oil Sands, Ltd.:
4.80% due 08/10/09 *	29,000	29,461
CIT Group, Inc.:
7.75% due 04/02/12	94,000	110,918
Citicorp Capital I:
7.93% due 02/15/27	184,000	209,344
Citigroup, Inc.:
7.25% due 10/01/10	106,000	124,706
6.00% due 10/31/33	133,000	134,087
DLJ Commercial Mtg. Corp.:
7.34% due 10/10/32	1,000,000	1,148,901
FPL Group Capital, Inc.:
3.25% due 04/11/06	252,000	254,496
General Electric Capital Corp.:
6.75% due 03/15/32	137,000	155,612
6.13% due 02/22/11	255,000	280,480
2.80% due 01/15/07	235,000	233,559
Goldman Sachs Group, Inc.:
6.13% due 02/15/33	117,000	117,171
JPMorgan Chase & Co.:
6.63% due 03/15/12	221,000	246,903
5.25% due 05/30/07	255,000	268,888
4.88% due 03/15/14 #	122,000	120,953
Lehman Brothers Holdings, Inc.:
6.63% due 01/18/12	122,000	136,076
MBNA America Bank NA:
5.38% due 01/15/08	109,000	114,559
Morgan Stanley:
4.75% due 04/01/14	247,000	238,291
Nationwide Building Society:
2.63% due 01/30/07 *	221,000	218,397
Pricoa Global Funding I:
4.35% due 06/15/08 *	118,000	120,663
Principal Life Global Funding:
5.13% due 06/28/07 *	100,000	105,142
Salomon Smith Barney Holdings, Inc.:
5.88% due 03/15/06	34,000	35,685
TIAA Global Markets, Inc.:
4.13% due 11/15/07 *	134,000	137,422
Washington Mutual Bank:
5.65% due 08/15/14	28,000	29,055
Washington Mutual Finance Corp.:
6.25% due 05/15/06	213,000	225,819

		5,194,507

Foods - 0.19%

Unilever Capital Corp., 5.90% due 11/15/32	155,000	159,662

Healthcare - 0.14%

Cardinal Health, Inc., 6.75% due 02/15/11	111,000	120,122

Hospital Management - 0.13%

HCA, Inc., 7.13% due 06/01/06	104,000	110,255

Hospital Supplies - 0.25%

Johnson & Johnson, 4.95% due 05/15/33	233,000	217,131

Household Products - 0.43%

Fortune Brands, Inc.:
2.88% due 12/01/06	221,000	220,781
Procter & Gamble Co.:
5.80% due 08/15/34	148,000	152,705

		373,486

Information Processing - Hardware - 0.18%

International Business Machines Corp., 6.22% due 08/01/27	146,000	155,829

Information Processing - Services - 0.17%

Computer Sciences Corp., 6.75% due 06/15/06	134,000	143,083

Insurance - 1.41%

Assurant, Inc.:
5.63% due 02/15/14	92,000	94,090
ING Security Life Institutional Funding:
2.70% due 02/15/07 *	221,000	219,864
Kingsway America, Inc.:
7.50% due 02/01/14	122,000	124,699
MetLife, Inc.:
6.38% due 06/15/34	221,000	231,657
Ohio Casualty Corp.:
7.30% due 06/15/14	181,000	187,634
WR Berkley Corp.:
6.15% due 08/15/19	177,000	177,414
XL Capital, Ltd.:
5.25% due 09/15/14 #	177,000	177,599

		1,212,957

Leisure & Tourism - 0.15%

MGM Mirage, Inc., 6.00% due 10/01/09	131,000	132,965

Machinery - 0.10%

Atlas Copco AB, 6.50% due 04/01/08 *	81,000	88,042

Metals - 0.60%

Alcan, Inc.:
6.13% due 12/15/33	160,000	164,519
Alcoa, Inc.:
6.75% due 01/15/28	97,000	110,191
Noranda, Inc.:
7.00% due 07/15/05	117,000	120,911
6.00% due 10/15/15	118,000	120,137

		515,758

Multimedia - 0.58%

News America Holdings:
7.75% due 12/01/45	100,000	118,337
News America, Inc.:
7.63% due 11/30/28	161,000	188,205
Time Warner, Inc.:
6.88% due 06/15/18	49,000	53,672
6.13% due 04/15/06	134,000	140,848

		501,062

Oil & Gas - 1.39%

Amerada Hess Corp.:
6.65% due 08/15/11	224,000	245,731
ConocoPhillips Holding Co.:
6.95% due 04/15/29	145,000	166,700
Devon Energy Corp.:
2.75% due 08/01/06	163,000	162,181
Diamond Offshore Drilling, Inc.:
5.15% due 09/01/14 *	94,000	95,245
EnCana Corp.:
6.50% due 08/15/34	126,000	133,359
Enterprise Products Operating LP:
6.88% due 03/01/33	132,000	129,814
Pennzoil Co.:
10.25% due 11/01/05	130,000	140,194
Plains All American Pipeline LP:
5.63% due 12/15/13 *	122,000	123,528

		1,196,752

Paper/Forest Products - 0.57%

Norske Skogsindustrier ASA:
7.13% due 10/15/33 *	53,000	55,976
Sealed Air Corp.:
6.88% due 07/15/33 *	138,000	145,811
Weyerhaeuser Co.:
6.13% due 03/15/07	214,000	229,144
5.50% due 03/15/05	59,000	59,996

		490,927

Pollution Control - 0.46%

Allied Waste North America, Inc.:
5.75% due 02/15/11	132,000	126,720
Waste Management, Inc.:
7.38% due 05/15/29	114,000	130,017
7.00% due 07/15/28	127,000	138,886

		395,623

Railroads & Equipment - 0.56%

Burlington Northern Santa Fe Corp.:
8.13% due 04/15/20	202,000	250,895
Canadian National Railway Co.:
6.25% due 08/01/34	220,000	230,935

		481,830

Real Estate - 0.13%

Brascan Corp., 7.38% due 03/01/33	98,000	108,868

Real Estate Investment Trusts - 0.23%

CarrAmerica Realty Corp.:
5.13% due 09/01/11	89,000	89,751
Vornado Realty LP:
4.50% due 08/15/09	107,000	107,469

		197,220

Retail - 0.91%

May Department Stores Co.:
3.95% due 07/15/07 *	189,000	191,163
Safeway, Inc.:
2.50% due 11/01/05	201,000	200,655
Wal-Mart Stores, Inc.:
6.88% due 08/10/09	343,000	389,706

		781,524

Savings & Loan - 0.42%

Downey Financial Corp.:
6.50% due 07/01/14	236,000	246,896
World Savings Bank FSB:
4.50% due 06/15/09	114,000	117,101

		363,997

Telecommunications - 1.63%

British Telecommunications, PLC:
7.63% due 12/15/05	34,000	36,249
Citizens Communications Co.:
9.00% due 08/15/31	121,000	118,883
France Telecom SA:
9.00% due 03/01/11	251,000	299,359
GTE Corp.:
7.90% due 02/01/27	236,000	259,367
Koninklijke (Royal) KPN NV:
8.00% due 10/01/10	221,000	262,678
7.50% due 10/01/05	149,000	157,015
TELUS Corp.:
8.00% due 06/01/11	50,000	58,132
7.50% due 06/01/07	189,000	207,636

		1,399,319

Utilities - Communication - 0.90%

Bell Atlantic Pennsylvania, Inc.:
8.75% due 08/15/31	165,000	214,898
Pacific Bell:
6.63% due 10/15/34	394,000	396,993
Verizon New York, Inc., Series A:
7.38% due 04/01/32	145,000	160,284

		772,175

Utilities - Electric - 3.65%

Alabama Power Co.:
2.80% due 12/01/06	221,000	221,102
Appalachian Power Co.:
4.80% due 06/15/05	200,000	203,389
CenterPoint Energy, Inc.:
6.85% due 06/01/15	98,000	106,737
Constellation Energy Group, Inc.:
7.88% due 04/01/05	125,000	128,957
Consumers Energy Co.:
4.00% due 05/15/10	110,000	107,348
Duke Energy Corp.:
5.30% due 10/01/15	316,000	322,465
Georgia Power Co.:
6.20% due 02/01/06	200,000	210,349
Great Lakes Power, Inc.:
8.30% due 03/01/05	110,000	112,855
Indianapolis Power & Light Co.:
6.60% due 01/01/34 *	60,000	62,108
NiSource Finance Corp.:
7.63% due 11/15/05	165,000	174,555
Old Dominion Electric Cooperative:
5.68% due 12/01/28	76,000	80,086
Pacific Gas & Electric Co.:
6.05% due 03/01/34	257,000	257,915
Progress Energy, Inc.:
6.75% due 03/01/06	214,000	225,948
Southern California Edison Co.:
8.00% due 02/15/07	319,000	355,381
TECO Energy, Inc.:
7.50% due 06/15/10	25,000	26,781
Virginia Electric and Power Co.:
5.75% due 03/31/06	181,000	189,295
4.10% due 12/15/08	227,000	229,740
Western Resources, Inc.:
7.88% due 05/01/07	110,000	122,161

		3,137,172

Utilities - Gas, Pipeline - 0.62%

Arkla, Inc.:
8.90% due 12/15/06	201,000	224,456
Duke Capital, LLC:
6.25% due 07/15/05	110,000	113,305
5.67% due 08/15/14	196,000	198,378

		536,139

Total Corporate Bonds (Cost $29,224,499)		29,534,530

FOREIGN GOVERNMENT BONDS - 1.09%

Government of United Kingdom:
2.25% due 07/08/08 *	197,000	190,947
Quebec Province Canada:
7.50% due 09/15/29	219,000	281,218
5.00% due 07/17/09	259,000	272,494
Republic of Italy:
3.75% due 12/14/07	189,000	191,699

Total Foreign Government Bonds (Cost $911,765)		936,358

UNITED STATES GOVERNMENT BONDS - 64.47%
Government Agencies - 47.53%

Federal Farm Credit Banks:
2.50% due 03/15/06	672,000	672,903
2.38% due 10/02/06	330,000	327,794
Federal Home Loan Bank:
5.25% due 08/15/06	660,000	692,553
4.50% due 09/16/13	280,000	279,682
1.88% due 06/15/06	660,000	652,918
Federal Home Loan Mtg. Corp.:
8.00% due 01/01/29 (4)	29,292	31,857
8.00% due 12/01/29 (4)	57,561	62,535
8.00% due 12/01/30 (4)	52,306	56,785
8.00% due 01/01/31	684	742
7.50% due 04/01/31 (4)	515,283	554,448
7.00% due 11/01/16 (4)	169,284	179,595
7.00% due 07/01/32 (4)	49,808	53,175
6.63% due 09/15/09	971,000	1,098,071
6.50% due 02/01/33	176,958	186,666
6.00% due 10/01/33	1,873,516	1,939,775
6.00% due 11/01/33	214,861	222,460
6.00% due 12/01/33	804,229	832,671
5.50% due 11/01/18	945,940	980,065
5.50% due 10/01/33	65,216	66,432
5.50% due 01/01/34	1,072,153	1,090,826
5.50% due 07/01/34	1,498,534	1,524,635
5.50% due September TBA	400,000	413,625
5.00% due 07/01/19	896,764	914,501
5.00% due 10/01/33	34,067	33,899
5.00% due 02/01/34	1,853,716	1,840,631
5.00% due 03/01/34	922,063	915,554
5.00% due 06/01/34	1,893,956	1,880,587
4.50% due 01/15/14	70,000	69,600
4.50% due 11/01/18	1,276,387	1,279,064
4.50% due 07/01/19	697,097	697,597
3.38% due 08/23/07	593,000	594,281
3.00% due 10/27/06	723,000	724,108
2.85% due 02/23/07	971,000	969,763
2.63% due 09/17/07	358,000	353,534
2.50% due 12/04/06	680,000	676,603
2.20% due 12/30/05	723,000	722,504
2.00% due 02/23/06	716,000	712,158
Federal National Mtg. Assoc.:
7.50% due 11/01/14 (4)	17,260	18,375
7.50% due 08/01/15 (4)	3,663	3,901
7.00% due 09/01/31 (4)	894,160	955,315
6.63% due 11/15/30	555,000	645,356
6.50% due 03/01/17	294,283	312,688
6.50% due 08/01/31	170,882	180,023
6.50% due 07/01/32	1,039,316	1,094,998
6.00% due 03/01/16	5,395	5,672
6.00% due 12/01/16	186,554	196,133
6.00% due 11/01/17	470,307	494,356
6.00% due 08/01/34	1,990,302	2,064,316
5.50% due 04/01/33	1,885,326	1,921,043
5.50% due 12/01/33	2,195,478	2,235,469
5.50% due September TBA	200,000	203,063
5.00% due 08/01/18	247,883	253,088
5.00% due 09/01/18	1,047,728	1,069,728
5.00% due 10/01/18	854,241	872,179
5.00% due 10/01/33	85,324	84,939
5.00% due 03/01/34	973,920	967,484
4.50% due 02/01/18	397,273	397,976
4.50% due 06/01/18	224,105	224,501
3.25% due 06/28/06	582,000	584,362
2.77% due 08/25/06	672,000	673,507
Government National Mtg. Assoc.:
6.50% due 07/15/32	376,758	398,174

6.50% due 09/15/32	515,961	545,290
6.00% due 03/15/29	85,001	88,573
6.00% due 04/15/29	92,299	96,178

		40,891,284

Government Obligations - 16.94%

United States Treasury Bonds:
9.38% due 02/15/06	717,000	790,969
7.25% due 08/15/22	244,000	312,844
7.13% due 02/15/23 (4)	1,886,000	2,393,157
6.25% due 08/15/23	1,105,000	1,283,570
5.38% due 02/15/31	511,000	544,055
5.25% due 02/15/29	450,000	465,065
United States Treasury Notes:
6.88% due 05/15/06	150,000	161,502
6.50% due 02/15/10	660,000	759,541
5.00% due 08/15/11	48,000	51,628
4.75% due 05/15/14	723,000	758,783
4.25% due 08/15/13	1,089,000	1,104,442
4.00% due 02/15/14	302,000	299,416
3.88% due 02/15/13	1,042,000	1,034,347
3.00% due 02/15/09	89,000	88,270
2.75% due 06/30/06	236,000	237,761
2.25% due 02/15/07	16,000	15,884
2.00% due 08/31/05	1,318,000	1,318,566
2.00% due 05/15/06	51,000	50,785
2.00% due 01/15/14	294,620	301,180
1.88% due 12/31/05	89,000	88,722
1.88% due 01/31/06	98,000	97,632
1.63% due 09/30/05	197,000	196,254
1.13% due 06/30/05	2,237,000	2,223,106

		14,577,479

Total United States Government Bonds (Cost $55,089,692)		55,468,763

Total Investment Securities - 99.89% (Cost $85,225,956)		85,939,651

SHORT-TERM INVESTMENTS - 0.70%

Collective Investment Pool - 0.70%
Securities Lending Quality Trust (3) (Cost $605,725)	605,725	605,725

TOTAL INVESTMENTS (Cost $85,831,681) (5)	100.59%	86,545,376
Liabilities in excess of other assets	(0.59)%	(507,663)

NET ASSETS -	100%	$86,037,713

BONDS & NOTES SOLD SHORT - (2.87%)

U.S. Government Agencies - (2.87%)

Federal Home Loan Mtg. Corp 6.00% due September TBA	$(1,600,000)	$(1,654,000)
Federal National Mtg. Assoc. 5.00% due September TBA	(800,000)	(814,750)

Total Bonds & Notes - Sold Short (Proceeds $2,470,250)		$(2,468,750)

TBA -	Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At August 31, 2004, the aggregate value of these securities was $2,406,708 representing 2.80% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
(1)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of August 31, 2004.
(2)	Variable rate security - the rate reflected is as of August 31, 2004; maturity date reflects next reset date.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	The security or a portion thereof represents collateral for TBA securities.
(5)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

CORE EQUITY FUND

SCHEDULE OF INVESTMENTS - August 31, 2004 (Unaudited)

	Number of Shares / Par Value	Market Value (Note 1)
COMMON STOCK - 99.18%
Aerospace/Defense - 4.30%

Boeing Co.	158,000	$8,250,760
General Dynamics Corp.	24,200	2,362,888
Honeywell International, Inc.	228,000	8,203,440
United Technologies Corp.	63,200	5,935,112

		24,752,200

Apparel & Products - 0.53%

Gap, Inc.	69,500	1,302,430
Nike, Inc., Class B	22,900	1,724,599

		3,027,029

Banks - 7.99%

Bank of America Corp.	564,708	25,400,566
Comerica, Inc.	14,100	848,115
PNC Financial Services Group	111,000	5,957,370
Wachovia Corp.	136,000	6,379,760
Wells Fargo & Co.	127,000	7,461,250

		46,047,061

Beverages - 2.54%

Coca-Cola Co.	119,700	5,351,787
PepsiCo, Inc.	186,150	9,307,500

		14,659,287

Broadcasting - 2.11%

Comcast Corp., Class A +	138,000	3,887,460
Comcast Corp., Class A Special +	139,000	3,857,250
Liberty Media Corp. +	415,000	3,697,650
Liberty Media International, Inc. +	21,250	718,250

		12,160,610

Chemical - 0.58%

E.I. du Pont de Nemours and Co.	79,100	3,342,766

Commercial Services - 0.26%

Accenture, Ltd., Class A +	57,750	1,507,275

Conglomerates - 6.49%

3M Co.	42,500	3,500,300
General Electric Co.	446,600	14,644,014
ITT Industries, Inc.	34,700	2,744,770
Tyco International, Ltd.	526,800	16,499,376

		37,388,460

Drugs - 9.37%

Abbott Laboratories	104,150	4,342,014
AstraZeneca, PLC ADR	46,000	2,140,380
Bristol-Myers Squibb Co.	168,000	3,986,640
Eli Lilly & Co.	86,500	5,488,425
Merck & Co., Inc.	90,000	4,047,300
Mylan Laboratories, Inc.	355,000	6,184,100
Pfizer, Inc.	528,050	17,251,393
Schering-Plough Corp.	200,800	3,706,768
Teva Pharmaceutical Industries, Ltd. ADR	136,000	3,706,000
Wyeth	85,300	3,119,421

		53,972,441

Financial Services - 9.32%

American Express Co.	33,500	1,675,670
Citigroup, Inc.	361,333	16,830,891
Fannie Mae	90,000	6,700,500
Franklin Resources, Inc.	46,800	2,493,036
Freddie Mac	141,000	9,463,920
JPMorgan Chase & Co.	230,000	9,103,400
Merrill Lynch & Co., Inc.	107,750	5,502,793
Principal Financial Group, Inc.	55,600	1,929,876

		53,700,086

Freight - 0.61%

FedEx Corp.	43,000	3,525,570

Healthcare - 1.29%

Cardinal Health, Inc.	164,800	7,448,960

Hospital Supplies - 2.17%

Johnson & Johnson	96,000	5,577,600
Medtronic, Inc.	138,700	6,900,325

		12,477,925

Household Products - 5.12%

Avon Products, Inc.	219,000	9,675,420
Gillette Co.	106,900	4,543,250
Kimberly-Clark Corp.	86,000	5,736,200
Procter & Gamble Co.	170,100	9,520,497

		29,475,367

Information Processing - Hardware - 2.60%

Dell, Inc. +	134,400	4,682,496
Hewlett-Packard Co.	219,000	3,917,910
International Business Machines Corp.	75,000	6,351,750

		14,952,156

Information Processing - Services - 2.78%

First Data Corp.	304,500	12,865,125
Yahoo!, Inc. +	110,600	3,153,206

		16,018,331

Information Processing - Software - 4.56%

Computer Associates International, Inc.	233,000	5,643,260
Microsoft Corp.	755,900	20,636,070

		26,279,330

Insurance - 4.82%

ACE, Ltd.	82,000	3,161,100
Allstate Corp.	271,000	12,793,910
American International Group, Inc. (1)	90,475	6,445,439
Marsh & McLennan Cos., Inc.	63,600	2,842,284
St. Paul Cos., Inc.	73,321	2,543,505

		27,786,238

Leisure & Tourism - 2.82%

Carnival Corp.	264,000	12,088,560
Mattel, Inc.	259,000	4,167,310

		16,255,870

Machinery - 0.40%

Caterpillar, Inc.	31,300	2,275,510

Medical - Biomedical/Gene - 1.25%

Amgen, Inc. +	72,400	4,292,596
Genzyme Corp. +	53,900	2,910,600

		7,203,196

Medical Technology - 1.07%

Baxter International, Inc.	122,000	3,725,880
Guidant Corp.	40,300	2,409,940

		6,135,820

Metals - 1.50%

Alcoa, Inc.	144,750	4,687,005
Rio Tinto, PLC	38,800	3,941,304

		8,628,309

Multimedia - 2.94%

Time Warner, Inc. +	462,000	7,553,700
Viacom, Inc., Class B	281,900	9,390,089

		16,943,789

Oil & Gas - 7.88%

Anadarko Petroleum Corp.	87,600	5,187,672
BP, PLC ADR	117,000	6,282,900
ChevronTexaco Corp.	48,050	4,684,875
Exxon Mobil Corp.	282,100	13,004,810
Royal Dutch Petroleum Co.	97,000	4,916,930
Schlumberger, Ltd.	117,600	7,267,680
Unocal Corp.	108,000	4,032,720

		45,377,587

Paper/Forest Products - 0.58%

International Paper Co.	83,100	3,325,662

Railroads & Equipment - 0.50%

CSX Corp.	91,700	2,895,886

Retail - 3.86%

Costco Wholesale Corp.	95,000	3,911,150
Kroger Co. +	392,000	6,479,760
Lowe’s Cos., Inc.	88,300	4,388,510
Target Corp.	32,900	1,466,682
Wal-Mart Stores, Inc.	113,650	5,985,945

		22,232,047

Semiconductors - 2.45%

Applied Materials, Inc. +	179,800	2,857,022
Intel Corp.	411,600	8,762,964
Texas Instruments, Inc.	126,600	2,473,764

		14,093,750

Telecommunications - 3.00%

Cisco Systems, Inc. +	340,050	6,379,338
Corning, Inc. +	136,400	1,380,368
Motorola, Inc.	458,700	7,408,005
Nextel Communications, Inc., Class A +	92,000	2,133,480

		17,301,191

Utilities - Communication - 1.34%

SBC Communications, Inc.	157,000	4,049,030
Sprint Corp.	186,200	3,664,416

		7,713,446

Utilities - Electric - 2.15%

FPL Group, Inc.	81,000	5,605,200
NiSource, Inc.	124,000	2,579,200
Pinnacle West Capital Corp.	100,000	4,221,000

		12,405,400

Total Investment Securities - 99.18% (Cost $568,051,299)		571,308,555

REPURCHASE AGREEMENTS - 0.80%
Agreement with State Street Bank & Trust Co., bearing interest at 1.42%, dated 8/31/04, to be repurchased 9/1/04 in the amount of $4,594,181 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.05%, due 11/28/05 and having an approximate value of $4,712,853 (Cost $4,594,000)	$4,594,000	4,594,000

TOTAL INVESTMENTS (Cost $572,645,299) (2)	99.98%	575,902,555
Other assets less liabilities	0.02%	104,695

NET ASSETS -	100%	$576,007,250

ADR -	American Depository Receipt
+	Non-Income producing
(1)	Security represents an investment in an affiliated company.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

GOVERNMENT SECURITIES FUND

SCHEDULE OF INVESTMENTS - August 31, 2004 (Unaudited)

	Par Value	Market Value (Note 1)
CORPORATE BONDS - 9.66%
Banks - 4.19%

Bank of America Corp.:
4.25% due 10/01/10	$2,000,000	$2,005,716
RBS Capital Trust III:
5.51% due 09/30/14 (1)	2,000,000	2,027,072
United Overseas Bank, Ltd:
5.38% due 09/03/14 *(1)	2,000,000	2,024,488

		6,057,276

Financial Services - 3.02%

Caterpillar Financial Services Corp.:
3.70% due 08/15/08	2,000,000	2,006,714
Citigroup, Inc.:
7.25% due 10/01/10	2,000,000	2,352,942

		4,359,656

Utilities - Communication - 1.40%

Pacific Bell:
6.63% due 10/15/34	2,000,000	2,015,194

Utilities - Electric - 1.05%

PacifiCorp:
5.90% due 08/15/34	1,500,000	1,520,283

Total Corporate Bonds (Cost $13,806,169)		13,952,409

FOREIGN GOVERNMENT BONDS - 1.42%

Government of United Kingdom:
2.25% due 07/08/08 *	1,421,000	1,377,335
International Bank for Reconstruction & Development:
5.00% due 03/28/06	650,000	676,674

Total Foreign Government Bonds (Cost $2,070,182)		2,054,009

UNITED STATES GOVERNMENT BONDS - 85.46%
Government Agencies - 55.79%

Federal Farm Credit Banks:
2.63% due 12/15/05	11,000,000	11,050,006
2.50% due 03/15/06	4,855,000	4,861,525
2.38% due 10/02/06	2,388,000	2,372,034
Federal Home Loan Bank:
5.25% due 08/15/06	4,770,000	5,005,266
3.00% due 05/15/06	1,540,000	1,552,669
2.25% due 12/15/05	5,000,000	4,999,055
1.88% due 06/15/06	4,770,000	4,718,818
Federal Home Loan Mtg. Corp.:
8.25% due 04/01/17	201	221
8.00% due 02/01/30	11,250	12,214
8.00% due 08/01/30	5,785	6,280
8.00% due 06/01/31	28,350	30,777
7.50% due 09/01/16	309,545	329,180
6.50% due 02/01/32	870,510	918,195
6.00% due 11/01/33	1,756,607	1,818,731
5.50% due 01/01/34	1,398,460	1,422,817
3.38% due 08/23/07	3,200,000	3,206,911
3.00% due 10/27/06	5,227,000	5,235,013
2.85% due 02/23/07	3,344,000	3,339,740
2.63% due 09/17/07	1,233,000	1,217,620
2.50% due 12/04/06	4,900,000	4,875,520
2.00% due 02/23/06	2,466,000	2,452,767

Federal National Mtg. Assoc..
14.50% due 11/01/14	559	656
13.00% due 11/15/15	2,574	2,958
12.50% due 09/01/15	914	1,049
12.00% due 01/15/16	489	558
11.50% due 09/01/19	1,278	1,451
7.50% due 03/01/32	108,891	116,860
7.00% due 09/01/31	472,332	504,636
6.63% due 11/15/30	4,525,000	5,261,688
6.50% due 02/01/17	281,113	298,694
6.50% due 08/01/31	622,909	656,232
6.50% due 07/01/32	1,781,684	1,877,140
5.50% due 12/01/33	843,335	858,697
5.00% due 02/01/19	1,785,683	1,823,179
3.25% due 06/28/06	3,196,000	3,208,973
2.77% due 08/25/06	4,856,000	4,866,887
Government National Mtg. Assoc.:
7.50% due 02/15/29	87,883	94,880
7.50% due 07/15/30	2,371	2,560
7.50% due 01/15/31	39,088	42,169
7.50% due 02/15/31	26,408	28,491
6.50% due 08/15/31	1,085,596	1,147,610
6.00% due 01/15/32	355,485	370,122

		80,590,849

Government Obligations - 29.67%

United States Treasury Bonds:
9.38% due 02/15/06	2,900,000	3,199,176
7.25% due 05/15/16	2,800,000	3,521,546
7.25% due 08/15/22	4,065,000	5,211,932
7.13% due 02/15/23	1,560,000	1,979,493
6.25% due 08/15/23	9,625,000	11,180,419
5.38% due 02/15/31	3,476,000	3,700,855
5.25% due 02/15/29	2,085,000	2,154,800
United States Treasury Notes:
6.50% due 10/15/06	1,100,000	1,191,309
6.50% due 02/15/10	2,857,000	3,287,893
5.00% due 02/15/11	2,254,000	2,425,955
4.38% due 08/15/12	1,011,000	1,042,159
2.00% due 08/31/05	1,157,000	1,157,498
2.00% due 01/15/14	1,473,099	1,505,899
1.50% due 07/31/05	1,000,000	996,055
1.13% due 06/30/05	303,000	301,118

		42,856,107

Total United States Government Bonds (Cost $122,953,572)		123,446,956

Total Investment Securities - 96.54% (Cost $138,829,923)		139,453,374

REPURCHASE AGREEMENT - 3.04%

Agreement with State Street Bank & Trust Co., bearing interest at 1.42% dated 08/31/04, to be repurchased 09/01/04 in the amount of $4,395,173 and collaterized by Federal National Mtg. Assoc. Notes, bearing interest at 6.63% due 11/15/10 and having approximate value of $4,529,166 (Cost $4,395,000)	4,395,000	4,395,000

TOTAL INVESTMENTS (Cost $143,224,923) (2)	99.58%	143,848,374
Other assets less liabilities	0.42%	605,146

NET ASSETS -	100%	$144,453,520

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At August 31, 2004, the aggregate value of these securities was $3,401,823 representing 2.35% of net assets. Unless otherwise indicated, these securities are not to be considered illiquid.
(1)	Variable rate security - the rate reflected is as of August 31, 2004; maturity date reflects next reset date.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS - August 31, 2004 (Unaudited)

	Number of Shares / Par Value	Market Value (Note 1)
COMMON STOCK - 96.02%
Aerospace/Defense - 7.19%

Alliant Techsystems, Inc. +#	35,000	$2,027,900
General Dynamics Corp.	25,000	2,441,000
Honeywell International, Inc.	99,600	3,583,608
United Technologies Corp.	46,700	4,385,597

		12,438,105

Apparel & Products - 3.25%

Limited, Inc.	280,000	5,622,400

Banks - 6.80%

Bank of America Corp.	102,600	4,614,948
Mellon Financial Corp.	59,400	1,714,284
U.S. Bancorp	103,500	3,053,250
Wells Fargo & Co.	40,600	2,385,250

		11,767,732

Beverages - 4.16%

Anheuser-Busch Cos., Inc.	45,000	2,376,000
Coca-Cola Co.	40,700	1,819,697
Diageo, PLC ADR #	60,000	2,997,000

		7,192,697

Broadcasting - 0.95%

Comcast Corp., Class A +	58,500	1,647,945

Conglomerates - 5.67%

General Electric Co.	208,000	6,820,320
Tyco International, Ltd.	95,300	2,984,796

		9,805,116

Drugs - 2.62%

Pfizer, Inc.	138,900	4,537,863

Electronics/Electrical Equipment - 1.01%

Xerox Corp. +#	130,000	1,745,900

Finance Companies - 1.83%

Capital One Financial Corp.	46,600	3,157,616

Financial Services - 7.89%

American Express Co.	68,700	3,436,374
Citigroup, Inc.	80,300	3,740,374
Goldman Sachs Group, Inc.	17,000	1,524,050
JPMorgan Chase & Co.	72,000	2,849,760
Morgan Stanley	41,300	2,095,149

		13,645,707

Freight - 1.06%

United Parcel Service, Inc., Class B	25,000	1,826,250

Healthcare - 1.43%

Anthem, Inc. +#	30,500	2,477,820

Hospital Supplies - 3.75%

Becton, Dickinson and Co.	43,700	2,102,844
Johnson & Johnson	75,500	4,386,550

		6,489,394

Household Products - 4.11%

Estee Lauder Cos., Inc., Class A	62,200	2,733,690
Gillette Co.	45,500	1,933,750
Procter & Gamble Co.	43,800	2,451,486

		7,118,926

Information Processing - Hardware - 7.07%

Dell, Inc. +	47,900	1,668,836

Hewlett-Packard Co.	200,000	3,578,000
International Business Machines Corp.	40,500	3,429,945
Lexmark International, Inc., Class A +	40,200	3,555,690
Seagate Technology, Inc.(5)	10,000	0

		12,232,471

Information Processing - Software - 4.49%

Microsoft Corp.	222,400	6,071,520
Oracle Corp. +	170,000	1,694,900

		7,766,420

Insurance - 4.75%

Aetna, Inc.	30,000	2,779,500
American International Group, Inc. (1)	27,550	1,962,662
Berkshire Hathaway, Inc., Class B +	1,200	3,472,800

		8,214,962

Machinery - 0.98%

Dover Corp.	45,000	1,697,850

Medical - Biomedical/Gene - 1.06%

Amgen, Inc. +	30,800	1,826,132

Medical Technology - 1.03%

Boston Scientific Corp. +	50,000	1,786,500

Multimedia - 2.62%

Time Warner, Inc. +	161,100	2,633,985
Walt Disney Co.	84,900	1,906,005

		4,539,990

Oil & Gas - 6.70%

ChevronTexaco Corp.	40,000	3,900,000
Exxon Mobil Corp.	115,300	5,315,330
Marathon Oil Corp.	65,500	2,375,685

		11,591,015

Retail - 7.33%

Best Buy Co., Inc.	70,000	3,256,400
Home Depot, Inc.	64,400	2,354,464
Kohl’s Corp. +	75,000	3,711,000
Wal-Mart Stores, Inc.	63,800	3,360,346

		12,682,210

Semiconductors - 2.26%

Analog Devices, Inc.	50,000	1,736,000
Intel Corp.	102,200	2,175,838

		3,911,838

Telecommunications - 4.52%

Cisco Systems, Inc. +	82,700	1,551,452
Nextel Communications, Inc., Class A +	66,300	1,537,497
Verizon Communications, Inc.	120,400	4,725,700

		7,814,649

Tobacco - 1.49%

Altria Group, Inc.	52,700	2,579,665

Total Investment Securities - 96.02% (Cost $158,701,868)		166,117,173

SHORT-TERM INVESTMENTS - 2.80%
Collective Investment Pool

Securities Lending Quality Trust (2) (Cost $4,855,579)	$4,855,579	4,855,579

REPURCHASE AGREEMENTS - 4.00%

State Street Bank & Trust Co. Joint Repurchase Agreement (4)	1,919,000	1,919,000
UBS Warburg, LLC. Joint Repurchase Agreement (4)	5,000,000	5,000,000

Total Repurchase Agreements (Cost $6,919,000)		6,919,000

TOTAL INVESTMENTS (Cost $170,476,447) (3)	102.82%	177,891,752
Liabilities in excess of other assets	(2.82)%	(4,885,869)

NET ASSETS -	100%	$173,005,883

#	The security or a portion thereof is out on loan.
+	Non-income producing
(1)	Security represents an investment in an affiliated company.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	See Note 2 for details of Joint Repurchase Agreement.
(5)	Fair valued security (see Note 1)

See Notes to Schedule of Investments

HEALTH SCIENCES FUND

SCHEDULE OF INVESTMENTS - August 31, 2004 (Unaudited)

	Number of Shares / Par Value / Number of Contracts	Market Value (Note 1)
COMMON STOCK - 98.82%
Chemical - 1.71%
Invitrogen Corp. +(2)	28,200	$1,395,900
Symyx Technologies, Inc. +#	56,200	1,064,990

		2,460,890

Drugs - 27.35%
Able Laboratories, Inc. +#	50,800	1,092,200
Alkermes, Inc. +#(2)	150,500	1,599,815
Allergan, Inc. (2)	8,000	597,200
Angiotech Pharmaceuticals, Inc. +(2)	37,100	626,248
Barr Pharmaceuticals, Inc. +	3,125	122,719
Caremark Rx, Inc. +	57,800	1,658,860
Cephalon, Inc. +#(2)	101,000	4,748,010
Cubist Pharmaceuticals, Inc. +#	122,000	960,140
Elan Corp., PLC Sponsored ADR +#(2)	125,900	2,849,117
Eli Lilly & Co.	29,300	1,859,085
Forest Laboratories, Inc. +(2)	37,100	1,701,035
Idenix Pharmaceuticals, Inc. +	33,600	428,736
Indevus Pharmaceuticals, Inc. +#(2)	33,400	229,458
IVAX Corp. +	67,625	1,309,220
King Pharmaceuticals, Inc. +	5,400	67,284
Ligand Pharmaceuticals, Inc., Class B +#	15,500	152,365
Medicis Pharmaceutical Corp., Class A	2,900	106,198
Merck & Co., Inc. (2)	6,600	296,802
NeighborCare, Inc. +	24,300	616,977
Novartis AG - ADR	2,700	125,415
Novo-Nordisk A/S (1)	3,100	165,849
OSI Pharmaceuticals, Inc. +(2)	24,500	1,459,955
Penwest Pharmaceuticals Co. +#	11,000	118,360
Pfizer, Inc. (2)	148,460	4,850,188
Pharmion Corp. +#	4,800	236,016
Rigel Pharmaceuticals, Inc. +#	42,600	877,560
Salix Pharmaceuticals, Ltd. +#	6,199	144,994
Sanofi-Aventis (1)#	12,400	883,423
Schering-Plough Corp.	37,000	683,020
Sepracor, Inc. +#(2)	33,400	1,656,974
Shire Pharmaceuticals Group, PLC ADR +	13,600	352,512
Taro Pharmaceutical Industries, Ltd., Class A +(2)	8,900	184,497
Teva Pharmaceutical Industries, Ltd. ADR #	39,700	1,081,825
Valeant Pharmaceuticals International #	53,300	1,250,418
ViroPharma, Inc. +#	11,100	23,865
Wyeth (2)	86,682	3,169,961
Yamanouchi Pharmaceutical Co., Ltd. (1)	28,000	978,155

		39,264,456

Electronics/Electrical Equipment - 2.22%
Fisher Scientific International, Inc. +#	39,500	2,250,315
Waters Corp. +(2)	13,500	584,685
Wilson Greatbatch Technologies, Inc. +#	21,200	347,256

		3,182,256

Healthcare - 10.01%
Anthem, Inc. +(2)	89,600	7,279,104
Community Health Systems, Inc. +(2)	27,800	695,000
Dade Behring Holdings, Inc. +(2)	14,700	772,779
Edwards Lifesciences Corp. +	17,200	607,332
Epix Medical, Inc. +	15,700	311,645
Kinetic Concepts, Inc. +	37,000	1,841,490
LabOne, Inc. +#	18,500	540,755
Omnicare, Inc. (2)	58,700	1,698,778
Patterson Cos., Inc. +#	6,600	483,318
Universal Health Services, Inc., Class B	3,100	139,655

		14,369,856

Hospital Management - 0.96%
HCA, Inc.	30,800	1,195,348
Triad Hospitals, Inc. +(2)	5,700	181,203

		1,376,551

Hospital Supplies - 5.08%

AmerisourceBergen Corp.	20,300	1,098,230
Cardinal Health, Inc. (2)	12,400	560,480
CR Bard, Inc.	15,700	880,770
Johnson & Johnson (2)	28,200	1,638,420
Medtronic, Inc. (2)	19,000	945,250
St. Jude Medical, Inc. +(2)	12,400	833,900
STAAR Surgical Co. +	45,100	215,127
Stryker Corp. (2)	24,600	1,114,380

		7,286,557

Insurance - 5.65%

UnitedHealth Group, Inc. (2)	122,600	8,107,538

Medical - Biomedical/Gene - 15.30%

Alexion Pharmaceuticals, Inc. +#(2)	39,700	649,492
Amgen, Inc. +(2)	93,900	5,567,331
Biocryst Pharmaceuticals, Inc. +#	67,400	396,986
Biogen Idec, Inc. +(2)	59,100	3,506,403
BioSphere, Inc. +#	67,900	222,033
Celgene Corp. +#(2)	28,900	1,640,075
Cytogen Corp. +#	30,000	309,900
Decode Genetics, Inc. +#	63,600	356,160
Encysive Pharmaceuticals, Inc. +#	61,700	487,430
Exelixis, Inc. +#	92,700	723,060
Genentech, Inc. +(2)	53,400	2,604,852
Human Genome Sciences, Inc.+	57,800	622,506
Keryx Biopharmaceuticals, Inc. +#	33,900	377,307
Kosan Biosciences, Inc. +#	3,400	22,032
MedImmune, Inc. +	56,200	1,341,494
Millennium Pharmaceuticals, Inc. +	24,600	292,494
Myogen, Inc. +#	12,000	69,612
Myriad Genetics, Inc. +#	43,200	701,136
Protein Design Labs, Inc. +#	64,400	1,180,452
Transkaryotic Therapies, Inc. +#	9,300	146,475
Vertex Pharmaceuticals, Inc. +#	60,194	585,688
Virologic, Inc. +#	11,500	20,010
XOMA, Ltd. +#	55,600	137,888

		21,960,816

Medical Technology - 7.07%

Andrx Corp. +(2)	36,000	725,760
Aspect Medical Systems, Inc. +	37,400	598,400
Biomet, Inc. (2)	18,200	830,830
Boston Scientific Corp. +(2)	44,100	1,575,693
CryoLife, Inc. +#	58,700	363,353
Diversa Corp. +#	37,700	301,600
DJ Orthopedics, Inc. +	6,500	138,060
Endologix, Inc. +#	45,400	281,689
Fischer Imaging Corp. +	42,400	95,400
Gen-Probe, Inc. +(2)	28,200	1,018,020
Guidant Corp. (2)	27,700	1,656,460
Martek Biosciences Corp. +(2)	9,800	523,320
Nektar Therapeutics +(2)	30,600	389,844
OraSure Technologies, Inc +#	23,600	147,972
Regeneration Technologies, Inc. +#	33,400	331,662
Serologicals Corp. +#(2)	8,700	182,178
Ventana Medical Systems, Inc. +#	4,100	199,629
Zimmer Holdings, Inc. +(2)	11,100	791,430

		10,151,300

Optical Instruments & Lenses - 0.38%

Alcon, Inc.	7,300	546,332

Real Estate Investment Trusts - 0.64%

Ventas, Inc.	33,600	918,960

Retirement/Aged Care - 0.56%

Sunrise Senior Living, Inc. +#	22,800	807,576

Therapeutics - 21.89%

Abgenix, Inc. +	84,500	840,775
Amylin Pharmaceuticals, Inc. +#(2)	30,900	611,511
AtheroGenics, Inc. +#(2)	11,100	186,369
CV Therapeutics, Inc. +#(2)	25,700	329,731
Discovery Laboratories, Inc. +#	18,600	146,940
Dyax Corp. +#	5,300	42,082
Eyetech Pharmaceuticals, Inc. +#(2)	24,100	836,752
Gilead Sciences, Inc. +(2)	134,700	9,311,811
ImClone Systems, Inc. +(2)	110,400	5,882,112
Inspire Phamaceuticals, Inc. +#	30,800	445,060
Medicines Co. +#	101,400	2,563,392
MGI Pharma, Inc. +(2)	92,400	2,146,452
Nabi Biopharmaceuticals +	30,800	359,744
NeoRx Corp. +#	18,100	38,915
Neurocrine Biosciences, Inc. +(2)	55,300	2,752,281
NPS Pharmaceuticals, Inc. +#(2)	57,400	1,205,400
Onyx Pharmaceuticals, Inc. +#(2)	56,600	2,102,124
Trimeris, Inc. +	68,800	828,352
United Therapeutics Corp. +#	12,200	362,462
Vion Pharmaceuticals, Inc. +#	119,700	421,344

		31,413,609

Total Common Stock (Cost $134,409,994)		141,846,697

PREFERRED STOCK - 0.77%

Financial Services - 0.76%

Morgan Stanley 6.00% *
(Cost $1,287,300)	30,000	$1,089,300

Therapeutics - 0.01%

NeoRx Corp. (Private Placement) (1)(5)(7)	5	21,800

Total Preferred Stock		1,111,100
(Cost $1,337,300)

WARRANTS - 0.00%

Therapeutics - 0.00%

NeoRx Corp. Expires 12/03/08 (1)(5)
(Cost $0)	2,000	0

Total Investment Securities - 99.58% (Cost $135,747,294)		142,957,797

SHORT-TERM INVESTMENTS - 22.29%
Collective Investment Pool - 20.03%

Securities Lending Quality Trust (4)	$28,760,402	28,760,402

Registered Investment Companies - 2.26%

T. Rowe Price Reserve Investment Fund (3)	3,240,146	3,240,146

Total Short-Term Investments (Cost $32,000,548)		32,000,548

CALL OPTION PURCHASED - 0.01%
Therapeutics - 0.01%

AtheroGenics, Inc.:
(Cost $4,345)	2,600	8,320

PUT OPTIONS PURCHASED - 0.00%
Drugs - 0.00%
Eli Lilly & Co.	6,200	8,990

Therapeutics - 0.00%

AtheroGenics, Inc.	2,800	3,080

Total Put Options Purchased (Cost $22,070)		12,070

TOTAL INVESTMENTS (Cost $167,774,257) (6)	121.89%	174,978,735
Liabilities in excess of other assets	(21.89)%	(31,424,185)

NET ASSETS -	100%	$143,554,550

ADR -	American Depository Receipt
+	Non-income producing
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At August 31, 2004, the aggregate value of these securities was $1,089,300 representing 0.76% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security (see Note 1)
(2)	A portion of this security is subject to options written.
(3)	The security or a portion thereof represents collateral for uncovered written options.
(4)	The security is purchased with the cash collateral received from securities loaned.
(5)	Illiquid security
(6)	See Note 4 for cost of investments on a tax basis.
(7)	To the extent permitted by Statement of Additional Information, the Health Sciences Fund may invest in restricted securities. The Fund has no right to demand registration on these securities. The restricted securities are valued pursuant to Note 1.

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of a security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2004, the Health Sciences Fund held the following restricted security:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value as a % of Net Assets
NeoRx Corp., Private Placement	12/05/2003	5	$50,000	$21,800	0.02%

Open call option contracts written at August 31, 2004 for the Health Sciences Fund were as follows:

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at August 31, 2004	Unrealized Appreciation (Depreciation)
Allergan, Inc.	Jan-05	$80	57	$7,809	$12,255	$(4,446)
Amgen, Inc.	Jan-05	60	31	6,924	9,920	(2,996)
Amgen, Inc.	Jan-05	65	124	13,888	13,888	—
Amylin Pharmaceuticals, Inc.	Jan-05	22.5	22	3,014	3,740	(726)
Anthem, Inc.	Sep-04	85	154	17,042	4,620	12,422
Anthem, Inc.	Jan-05	90	23	6,593	4,370	2,223
Anthem, Inc.	Dec-04	90	93	14,852	12,090	2,762
Anthem, Inc.	Oct-04	85	61	6,979	7,015	(36)
Biogen Idec, Inc.	Jan-05	70	92	24,034	17,940	6,094
Boston Scientific Corp.	Jan-05	40	183	26,900	32,025	(5,125)
Cephalon, Inc.	Jan-05	50	168	29,131	41,160	(12,029)
Community Health Systems, Inc.	Dec-04	30	85	9,708	3,400	6,308
Dade Behring Holdings, Inc.	Sep-04	50	46	6,589	14,260	(7,671)
Elan Corp., PLC Sponsored ADR	Jan-05	30	92	13,557	15,180	(1,623)
Eyetech Pharmaceuticals, Inc.	Dec-04	30	11	8,784	9,130	(346)
Gilead Sciences, Inc.	Nov-04	70	92	25,018	38,640	(13,622)
Gilead Sciences, Inc.	Sep-04	65	120	14,497	60,000	(45,503)
Gilead Sciences, Inc.	Oct-04	75	90	8,676	10,800	(2,124)
Genetech, Inc.	Jan-05	60	184	36,247	20,240	16,007
Gen-Probe, Inc.	Oct-04	40	88	10,296	8,800	1,496
ImClone Systems, Inc.	Sep-04	60	123	14,141	3,690	10,451
ImClone Systems, Inc.	Nov-04	75	119	25,934	5,355	20,579
ImClone Systems, Inc.	Nov-04	70	123	21,156	9,840	11,316
ImClone Systems, Inc.	Jan-05	70	245	76,247	44,100	32,147
ImClone Systems, Inc.	Nov-04	65	123	14,835	18,450	(3,615)
Invitrogen Corp.	Jan-05	75	10	3,838	250	3,588
Invitrogen Corp.	Jan-05	70	119	55,563	4,760	50,803
MGI Pharma, Inc.	Jan-05	32.5	186	39,147	9,300	29,847
Martek Biosciences Corp.	Dec-04	60	65	20,495	17,875	2,620
Medtronic, Inc.	Jan-05	50	47	11,667	11,750	(83)
Neurocrine Biosciences, Inc.	Feb-05	65	61	11,252	8,540	2,712
Neurocrine Biosciences, Inc.	Sep-04	50	40	4,650	7,800	(3,150)
Onyx Pharmaceuticals, Inc.	Jan-05	60	60	32,641	3,000	29,641
OSI Pharmaceuticals, Inc.	Jan-05	90	43	26,712	6,020	20,692
OSI Pharmaceuticals, Inc.	Sep-04	60	60	11,820	14,100	(2,280)
Pfizer, Inc.	Jan-05	37.5	175	29,224	5250	23,974
Sepracor, Inc.	Oct-04	60	122	19,677	8540	11,137
Taro Pharmaceutical Industries, Ltd., Class	Jan-05	45	25	7,675	375	7,300
Taro Pharmaceutical Industries, Ltd., Class	Jan-05	40	32	17,504	480	17,024
UnitedHealth Group, Inc.	Jan-05	70	31	6,107	6,820	(713)
Wyeth	Jan-05	40	124	20,347	11,160	9,187

			3,749	$761,170	$536,928	$224,242

Open put option contracts written at August 31, 2004 for the Health Sciences Fund were as follows:

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at August 31, 2004	Unrealized Appreciation (Depreciation)
Allergan, Inc.	Jan-05	$70	37	$11,779	$9,065	$2,714
Allexion Pharmaceuticals, Inc.	Feb-05	20	37	16,969	18,130	(1,161)
Alkermes, Inc.	Jan-05	15	40	17,143	20,400	(3,257)
Amgen, Inc.	Jan-05	60	79	50,222	28,440	21,782
Amylin Pharmaceuticals, Inc.	Jan-05	22.5	57	21,574	24,510	(2,936)
Andrx Corp.	Jan-05	30	83	58,579	83,830	(25,251)
Angiotech Pharmaceuticals, Inc.	Sep-04	25	60	21,099	50,400	(29,301)
Anthem, Inc.	Jan-05	90	63	52,091	65,520	(13,429)
Anthem, Inc.	Sep-04	90	73	42,222	64,970	(22,748)
Baxter International, Inc.	Jan-06	35	62	41,486	39,680	1,806
Biogen Idec, Inc.	Jan-05	55	12	7,164	4,920	2,244
Biomet, Inc.	Jan-05	50	26	20,542	15,080	5,462
Boston Scientific Corp.	Jan-05	45	101	66,511	98,980	(32,469)
Cardinal Health, Inc.	Jan-05	50	49	15,929	33,320	(17,391)
Celgene Corp.	Jan-05	45	58	45,563	13,630	31,933
Celgene Corp.	Jan-05	50	36	30,043	39,600	(9,557)
Cephalon, Inc.	Nov-04	50	31	13,157	13,640	(483)
Cephalon Inc.	Jan-05	50	24	11,901	12,480	(579)
Chiron Corp.	Jan-05	50	32	16,224	26,240	(10,016)
CV Therapeutics, Inc.	Jan-06	15	64	32,946	32,640	306
Elan PLC ADR	Jan-06	25	86	79,015	61,060	17,955
Elan PLC ADR	Jan-05	25	94	70,731	66,740	3,991
Eyetech Pharmaceuticals, Inc.	Dec-04	40	134	128,068	113,900	14,168
Eyetech Pharmaceuticals, Inc.	Mar-05	40	39	32,916	37,050	(4,134)
Forest Laboratories, Inc.	Jan-05	55	49	25,143	47,530	(22,387)
Genentech, Inc.	Jan-05	62.5	86	86,453	123,840	(37,387)
Gilead Sciences, Inc.	Nov-04	70	48	23,855	23,520	335
Gilead Sciences, Inc.	Sep-04	70	50	35,518	12,750	22,768
Guidant Corp.	Jan-05	55	63	30,170	18,270	11,900
Guidant Corp.	Jan-05	60	69	51,692	34,500	17,192
Indevus Pharmaceuticals, Inc.	Dec-04	7.5	48	8,889	7,200	1,689
Invitrogen Corp.	Jan-05	50	49	19,360	24,500	(5,140)
Johnson & Johnson	Jan-05	60	31	14,787	10,540	4,247
Medtronic, Inc.	Jan-05	50	18	7,146	4,680	2,466
Merck & Co., Inc.	Jan-05	55	31	23,002	33,170	(10,168)
MGI Pharma, Inc.	Jan-05	32.5	146	79,741	216,080	(136,339)
Nektar Therapeutics	Nov-04	25	47	28,018	59,220	(31,202)
Neocrine Biosciences, Inc.	Nov-04	60	43	49,181	48,160	1,021
Neocrine Biosciences, Inc.	Feb-05	60	49	63,872	60,760	3,112
Omnicare	Mar-05	30	23	8,217	7,820	397
Onyx Pharmaceuticals, Inc.	Jan-05	35	58	38,065	23,200	14,865
OSI Pharmaceuticals, Inc.	Jan-05	80	110	214,576	251,900	(37,324)
OSI Pharmaceuticals, Inc.	Jan-05	80	4	10,508	9,160	1,348
OSI Pharmaceuticals, Inc.	Sep-04	60	12	3,804	3,480	324
Pfizer, Inc.	Jan-05	37.5	80	32,469	40,800	(8,331)
St. Jude Medical, Inc.	Jan-05	75	37	25,228	35,890	(10,662)
Serologicals Corp.	May-05	22.5	10	3,490	3,400	90
Sepracor, Inc.	Jan-05	50	70	67,375	43,400	23,975
Sepracor, Inc.	Jan-05	55	97	115,819	89,240	26,579
Sepracor, Inc.	Jan-06	55	56	66,393	72,240	(5,847)
Stryker Corp.	Jan-05	50	37	14,680	21,460	(6,780)
Stryker Corp.	Mar-05	50	31	16,336	18,910	(2,574)
Triad Hospitals, Inc.	Jan-05	40	29	20,613	24,940	(4,327)
UnitedHealth Group, Inc.	Jan-05	65	31	16,957	9,920	7,037
Waters Corp.	Nov-04	40	17	4,721	1,785	2,936
Zimmer Holdings, Inc.	Mar-05	75	23	20,054	18,860	1,194

			2,929	$2,130,006	$2,375,350	$(245,344)

See Notes to Schedule of Investments

INCOME & GROWTH FUND

SCHEDULE OF INVESTMENTS - August 31, 2004 (Unaudited)

	Number of Shares / Par Value	Market Value (Note 1)
COMMON STOCK - 98.94%
Aerospace/Defense - 1.08%

Boeing Co.	43,692	$2,281,596
General Dynamics Corp.	1,885	184,052

		2,465,648

Airlines - 0.13%

Delta Air Lines, Inc. +#	5,300	21,412
Southwest Airlines Co.	19,200	284,544

		305,956

Apparel & Products - 0.03%

Gap, Inc.	3,400	63,716

Appliances/Furnishings - 0.88%

Whirlpool Corp.	32,660	1,996,832

Automotive - 2.39%

Ford Motor Co.	339,210	4,786,253
SPX Corp.	17,855	651,529

		5,437,782

Banks - 7.94%

Bank of America Corp.	253,686	11,410,796
First American Corp., Class A	77,339	2,240,511
National City Corp.	17,213	650,479
Wachovia Corp.	53,680	2,518,129
Wells Fargo & Co.	21,138	1,241,858

		18,061,773

Beverages - 0.69%

Adolph Coors Co., Class B	22,818	1,562,805

Building Materials - 0.58%

Sherwin-Williams Co.	32,139	1,327,341

Chemical - 1.96%

Monsanto Co.	121,723	4,455,062

Commercial Services - 0.93%

Cendant Corp.	97,675	2,112,710

Conglomerates - 1.45%

General Electric Co.	56,910	1,866,079
Tyco International, Ltd.	45,797	1,434,362

		3,300,441

Drugs - 6.33%

Bristol-Myers Squibb Co.	137,740	3,268,570
Cephalon, Inc. +	478	22,471
Merck & Co., Inc.	142,641	6,414,566
Pfizer, Inc.	143,780	4,697,292

		14,402,899

Electronics/Electrical Equipment - 0.82%

Applera Corp. - Applied Biosystems Group #	28,925	550,732
Arrow Electronics, Inc. +	55,426	1,199,419
Avnet, Inc. +	6,758	107,317

		1,857,468

Finance Companies - 0.11%

Capital One Financial Corp.	3,729	252,677

Financial Services - 6.91%

American Financial Group, Inc. #	12,700	374,015
Citigroup, Inc.	88,644	4,129,038
Countrywide Financial Corp.	97,468	3,464,987
JPMorgan Chase & Co.	193,459	7,657,107
Raymond James Financial, Inc.	4,151	100,537

		15,725,684

Foods - 1.50%

Corn Products International, Inc.	31,465	1,452,110
Tyson Foods, Inc., Class A	119,400	1,967,712

		3,419,822

Freight - 1.03%

FedEx Corp.	6,600	541,134
United Parcel Service, Inc., Class B	24,600	1,797,030

		2,338,164

Hardware & Tools - 0.54%

Black & Decker Corp.	17,842	1,229,849

Hospital Supplies - 6.25%

AmerisourceBergen Corp.	95,823	5,184,024
Becton, Dickinson and Co.	27,788	1,337,159
Johnson & Johnson	132,507	7,698,657

		14,219,840

Household Products - 2.06%

Kimberly-Clark Corp.	29,100	1,940,970
Procter & Gamble Co.	49,133	2,749,974

		4,690,944

Information Processing - Hardware - 4.24%

Hewlett-Packard Co.	151,520	2,710,693
Ingram Micro, Inc., Class A +	27,448	406,779
International Business Machines Corp.	76,110	6,445,756
Tech Data Corp. +	2,174	81,873

		9,645,101

Information Processing - Services - 2.49%

Computer Sciences Corp. +	57,982	2,687,466
Earthlink, Inc. +#	196,651	1,968,477
United Online, Inc. +#	50,561	484,374
VeriSign, Inc. +	29,592	513,717

		5,654,034

Information Processing - Software - 3.29%

Microsoft Corp.	273,781	7,474,221

Insurance - 5.35%

ACE, Ltd.	114,870	4,428,239
Allstate Corp.	20,439	964,925
Aon Corp.	69,616	1,806,535
CIGNA Corp.	34,704	2,309,898
Fidelity National Financial, Inc.	8,828	332,374
Humana, Inc. +	9,823	186,637
PacifiCare Health Systems, Inc., Class A +	9,738	317,556
St. Paul Cos., Inc.	1,531	53,111
W.R. Berkley Corp.	44,082	1,780,031

		12,179,306

Leisure & Tourism - 1.41%

Blockbuster, Inc., Class A #	103,048	827,476
McDonald’s Corp.	28,372	766,611
Regal Entertainment Group, Class A #	56,000	1,031,520
Sabre Holdings Corp., Class A	25,088	577,024

		3,202,631

Medical - Biomedical/Gene - 0.14%

Amgen, Inc. +	5,394	319,810

Metals - 0.16%

Phelps Dodge Corp.	4,346	354,460

Multimedia - 3.47%

Time Warner, Inc. +	245,000	4,005,750
Viacom, Inc., Class B	17,596	586,123
Walt Disney Co.	147,240	3,305,538

		7,897,411

Oil and Gas - 7.58%

ChevronTexaco Corp.	113,845	11,099,888
ConocoPhillips	29,297	2,180,576
Exxon Mobil Corp.	15,948	735,203
Marathon Oil Corp.	4,105	148,888
Sunoco, Inc.	35,954	2,211,171
UGI Corp. #	4,464	152,490
Valero Energy Corp.	10,777	711,605

		17,239,821

Paper/Forest Products - 2.40%

Georgia-Pacific Corp.	44,105	1,498,688
Louisiana-Pacific Corp.	45,582	1,125,875
Plum Creek Timber Co., Inc.	12,672	418,683
Potlatch Corp. #	26,950	1,156,155
Rayonier, Inc.	18,360	851,353
Weyerhaeuser Co.	6,715	419,755

		5,470,509

Photography - 2.13%

Eastman Kodak Co.	163,501	4,836,360

Railroads & Equipment - 0.44%

Burlington Northern Santa Fe Corp.	8,400	300,720
CSX Corp.	4,500	142,110
Norfolk Southern Corp.	8,200	232,880
Union Pacific Corp.	5,700	325,527

		1,001,237

Real Estate Investment Trusts - 2.35%

CBL & Associates Properties, Inc.	44,902	2,742,614
Colonial Properties Trust	17,580	711,111
Equity Office Properties Trust	65,895	1,881,961

		5,335,686

Retail - 5.36%

Amerigas Partners, L.P. #	841	24,111
Barnes & Noble, Inc. +	54,095	1,869,523
Borders Group, Inc.	1,600	38,240
Federated Department Stores, Inc.	77,385	3,358,509
May Department Stores Co.	158,531	3,885,595
SUPERVALU, Inc.	114,911	3,029,054

		12,205,032

Savings & Loan - 0.19%

Flagstar Bancorp, Inc. #	19,487	420,724

Semiconductors - 2.01%

Intel Corp.	215,112	4,579,735

Telecommunications - 4.78%

Alltel Corp.	34,500	1,885,425
Aspect Communications Corp. +#	26,425	226,198
BellSouth Corp.	81,800	2,188,968
Cisco Systems, Inc. +	42,023	788,352
Harris Corp.	2,019	97,235
Motorola, Inc.	154,303	2,491,993
Nextel Communications, Inc., Class A +	30,916	716,942
Verizon Communications, Inc.	62,900	2,468,825

		10,863,938

Tobacco - 2.45%

Altria Group, Inc.	40,681	1,991,335
Reynolds American, Inc. #	47,545	3,589,647

		5,580,982

Utilities - Communication - 1.21%

AT&T Corp.	19,160	283,185
SBC Communications, Inc.	73,300	1,890,407
Sprint Corp.	29,598	582,488

		2,756,080

Utilities - Electric - 3.70%

CenterPoint Energy, Inc. #	153,553	1,679,870
Constellation Energy Group, Inc.	12,809	526,450
Edison International, Inc.	129,196	3,472,788
FirstEnergy Corp.	9,116	366,828
Great Plains Energy, Inc. #	30,623	923,590
OGE Energy Corp. #	33,699	876,174
TXU Corp.	13,894	578,407

		8,424,107

Utilities - Gas, Distribution - 0.10%

Nicor, Inc. #	6,627	237,578

Utilities - Gas, Pipeline - 0.08%

National Fuel Gas Co.	6,858	183,657

Total Common Stock (Cost $220,005,953)		225,089,833

PREFERRED STOCK - 0.48%
Automotive - 0.29%

Ford Motor Co. Capital Trust II 6.50%	8,000	423,360
General Motors Corp., Series B 5.25%	10,200	243,372

		666,732

Electronics/Electrical Equipment - 0.19%

Xerox Corp. 6.25%	3,500	433,650

Total Preferred Stock (Cost $1,004,384)		1,100,382

Total Investment Securities - 99.42% (Cost $221,010,337)		226,190,215

SHORT-TERM INVESTMENTS - 6.14%
Collective Investment Pool
Securities Lending Quality Trust (1) (Cost $13,960,307)	$13,960,307	13,960,307

REPURCHASE AGREEMENT - 0.28%

Agreement with State Street Bank & Trust Co., bearing interest at 1.42%, dated 8/31/04, to be repurchased 9/1/04 in the amount of $645,025 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.05%, due 11/28/05 and having an approximate value of $661,102 (Cost $645,000)	645,000	645,000

TOTAL INVESTMENTS (Cost $235,615,644) (2)	105.84%	240,795,522

Liabilities in excess of other assets	(5.84)%	(13,281,883)

NET ASSETS -	100%	$227,513,639

+	Non-income producing
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

INTERNATIONAL EQUITIES FUND

SCHEDULE OF INVESTMENTS - August 31, 2004 (Unaudited)

	Number of Shares / Par Value / Warrants	Market Value (Note 1)
COMMON STOCK - 90.05%
Advertising - 0.24%

Aegis Group, PLC (1)	33,064	$50,087
Asatsu-DK, Inc. (1)	1,000	26,765
Dentsu, Inc. (1)	46	111,488
Publicis Groupe SA (1)	3,775	102,540
WPP Group, PLC (1)	33,527	300,992

		591,872

Aerospace/Defense - 0.28%

BAE Systems, PLC (1)	90,953	329,671
Cobham, PLC (1)	3,299	80,922
Finmeccanica SpA (1)	175,556	116,935
Meggitt PLC (1)	12,544	51,606
Serco Group, PLC (1)	12,926	46,435
Thales SA (1)	2,299	77,860

		703,429

Airlines - 0.46%

Air France – KLM +(1)	3,604	55,424
All Nippon Airways Co., Ltd. (1)	16,000	52,229
Auckland International Airport, Ltd. (1)	7,253	35,020
BAA, PLC (1)	31,833	319,156
British Airways, PLC +(1)	16,091	65,324
Cathay Pacific Airways, Ltd. (1)	31,000	54,539
Deutsche Lufthansa AG +(1)	6,805	79,696
European Aeronautic Defense and Space Co. (1)	7,248	190,588
Flughafen Wien AG (1)	313	18,007
Iberia Lineas Aereas de Espana (1)	13,841	36,605
Japan Airlines System Corp. +(1)	21,000	61,058
Kobenhavns Lufthavne A/S (1)	165	23,548
Ryanair Holdings, PLC (Ireland) +(1)	3,622	18,831
Ryanair Holdings, PLC Sponsored ADR +#	397	12,327
SAS AB +(1)	2,700	20,930
Singapore Airlines, Ltd. (1)	17,000	110,699

		1,153,981

Apparel & Products - 0.57%

Adidas-Salomon AG (1)	1,353	174,657
Benetton Group SpA (1)	1,619	17,726
Bulgari SpA (1)	3,964	37,260
Esprit Holdings, Ltd. (1)	21,000	101,454
Giordano International, Ltd. (1)	44,000	24,676
Gunze, Ltd. (1)	6,017	28,549
Hagemeyer NV +(1)	15,340	27,196
Hermes International (1)	274	51,874
Inditex SA (1)	6,484	149,499
Luxottica Group SpA (1)	4,053	68,180
Marks & Spencer Group, PLC (1)	67,609	429,860
Onward Kashiyama Co., Ltd. (1)	4,944	69,640
Puma AG Rudolf Dassier Sport (1)	482	118,257
Tokyo Style Co. (1)	3,000	32,737
Wacoal Corp. (1)	3,000	29,700
World Co., Ltd. (1)	1,100	33,696
Yue Yuen Industrial Holdings, Ltd. (1)	14,500	34,980

		1,429,941

Appliances/Furnishings - 0.11%

Electrolux AB (1)	8,400	154,408
Kesa Electricals, PLC (1)	15,739	79,657
MFI Furniture Group, PLC (1)	18,447	41,315

		275,380

Automotive - 3.96%

Aisin Seiki Co., Ltd. (1)	4,900	118,469
Autobacs Seven Co., Ltd. (1)	855	25,416
Bridgestone Corp. (1)	19,000	361,335
Compagnie Generale des Etablissements Michelin, Class B (1)	4,261	226,489

Continental AG (1)	3,624	188,966
Cycle & Carriage, Ltd. (1)	4,059	16,504
DaimlerChrysler AG (1)	25,588	1,067,244
Denso Corp. (1)	15,700	388,470
Fiat SpA +(1)	15,463	111,194
Futuris, Corp., Ltd. (1)	15,673	19,776
GKN, PLC (1)	21,819	87,050
Honda Motor Co., Ltd. (1)	23,100	1,153,317
Inchcape, PLC (1)	2,234	66,884
NGK Spark Plug Co., Ltd. (1)	5,455	56,354
Nissan Motor Co., Ltd. (1)	73,900	806,170
NOK Corp. (1)	2,800	88,814
Nokian Renkaat Oyj (1)	270	27,767
Pirelli & Co. SpA (1)	54,381	52,717
PSA Peugoet Citroen (1)	5,058	304,881
Renault SA (1)	5,504	443,928
Sanden Corp. (1)	3,803	26,085
Scania AB (1)	2,900	95,036
Toyoda Gosei (1)	1,700	36,397
Toyota Motor Corp. (1)	85,749	3,395,325
Trelleborg AB (1)	2,429	36,571
USS Co., Ltd. (1)	680	49,855
Valeo SA (1)	2,197	86,800
Volkswagen AG (1)	6,663	257,110
Volvo AB, Class A (1)	2,900	95,560
Volvo AB, Class B (1)	6,700	230,309

		9,920,793

Banks - 14.06%

77th Bank, Ltd. (1)	10,000	60,365
ABN AMRO Holding NV (1)	46,398	990,106
Allied Irish Banks, PLC (Dublin) (1)	25,517	404,081
Alpha Bank AE (1)	5,947	145,869
Australia & New Zealand Banking Group, Ltd. (1)@	53,842	696,933
Banca Antonveneta SpA +(1)	6,854	141,847
Banca di Roma SpA (1)	42,638	131,163
Banca Monte dei Paschi di Siena SpA (1)	32,749	96,041
Banche Popolari Unite Group (1)	10,013	162,282
Banco Bilbao Vizcaya Argentaria SA (1)	95,745	1,279,712
Banco Comercial Portugues SA (1)	53,250	112,417
Banco Espirto Santo SA (1)	3,121	51,091
Banco Popolare Di Verona e Novara (1)	11,005	181,635
Banco Popular Espanol SA (1)	4,730	257,042
Banco Santander Central Hispano SA (1)	127,555	1,255,005
Bank Austria Creditanstalt AG (1)	1,092	69,420
Bank of East Asia (1)	39,600	109,218
Bank of Fukuoka, Ltd. (1)	16,145	84,377
Bank of Ireland (1)	28,704	386,153
Bank of Yokohama, Ltd. (1)	31,000	185,022
Bank of Yokohama, Ltd. ADR #	2,296	135,988
Barclays, PLC (1)	191,227	1,779,811
Bayerische Hypo-und Vereinsbank AG +(1)	18,598	306,482
BNP Paribas SA (1)	23,665	1,441,234
BOC Hong Kong Holdings, Ltd. (1)	110,000	197,740
BPI-SGPS SA (1)	10,166	35,783
Chiba Bank, Ltd. (1)	21,000	122,488
Close Brothers Group, PLC (1)	3,644	46,071
Commercial Bank of Greece (1)	1,535	31,617
Commerzbank AG +(1)	13,327	220,005
Commonwealth Bank of Australia (1)	37,125	790,898
Credit Agricole SA (1)	19,708	498,923
Daiwa Bank Holdings +(1)	135,000	221,097
Danske Bank A/S (1)	13,700	331,684
DBS Group Holdings, Ltd. (1)	34,000	310,870
Depfa Bank, PLC (1)	10,492	138,940
Dexia (Brussels) (1)	18,569	321,155
Dexia (Paris) +	1,290	16
DnB Holdings ASA (1)	19,560	149,290
EFG Eurobank Ergasias SA (1)	5,530	121,887
Erste Bank Der Oesterreichischen Sparkassen AG (1)	3,564	136,104
Firstgroup, PLC (1)	11,957	63,241
Gunma Bank, Ltd. (1)	11,000	56,388
Hang Seng Bank, Ltd. (1)	22,688	303,102

HBOS, PLC (1)	115,560	1,419,933
Hokugin Financial Group, Inc. (1)	24,177	60,881
HSBC Holdings, PLC (1)	327,485	5,098,762
Hypo Real Estate Holding +(1)	3,876	124,270
Joyo Bank, Ltd. (1)	20,723	84,639
KBC Bankverzekeringsholding (1)	3,232	195,115
Lloyds TSB Group, PLC (1)	166,308	1,254,348
Macquarie Bank, Ltd. (1)	6,418	153,541
Mediobanca SpA (1)	13,884	166,258
Mitsubishi Tokyo Financial Group, Inc. (1)	134	1,211,986
Mitsui Trust Holdings, Inc. (1)	15,000	108,555
National Australia Bank, Ltd. (1)	44,813	841,947
National Bank of Greece SA (1)	7,396	162,575
Nordea AB (Swedish Krone) (1)	65,090	500,752
Oversea-Chinese Banking Corp., Ltd. (1)	31,000	241,371
OverSeas Union Enterprises (1)	2,000	8,417
Piraeus Bank (1)	4,994	55,971
Royal Bank of Scotland Group, PLC (1)	88,592	2,477,893
Sanpaolo IMI SpA (1)	27,990	314,587
Shinsei Bank, Ltd. (1)	16,000	96,873
Shizuoka Bank, Ltd. (1)	17,163	130,621
Skandinaviska Enskilda Banken (1)	14,000	197,573
Societe Generale, Class A (1)	9,773	839,933
Sumitomo Mitsui Financial Group, Inc. (1)	120	729,712
Sumitomo Trust & Banking Co., Ltd. (1)	34,000	207,631
Suruga Bank (1)	6,000	44,705
Svenska Handelsbanken AB, Series A (1)	16,400	315,855
UBS AG (1)	31,777	2,137,838
UFJ Holdings, Inc. +(1)	113	570,582
United Overseas Bank, Ltd. (1)	35,000	272,612
Westpac Banking Corp. (1)	52,383	622,748

		35,209,077

Beverages - 1.21%

Asahi Breweries, Ltd. (1)	11,395	108,335
Carlsberg A/S, Class B (1)	1,000	46,379
Coca Cola Amatil, Ltd. (1)	13,582	69,330
Coca Cola Bottling Co. (1)	1,300	31,522
Coca-Cola Hellenic Bottling Co. SA (1)	2,470	58,673
Diageo, PLC (1)	90,860	1,121,466
Foster’s Group, Ltd. (1)	59,774	196,872
Fraser and Neave, Ltd. (1)	5,240	42,959
Heineken NV (1)	7,281	220,568
Interbrew (1)	4,494	144,643
ITO EN, Ltd. (1)	900	38,942
Kirin Brewery Co., Ltd. (1)	19,937	180,801
Lion Nathan, Ltd. (1)	8,734	43,725
Pernod Ricard SA (1)	1,571	194,769
SABMiller, PLC (1)	23,785	296,834
Sapporo Breweries, Ltd. (1)	8,000	28,264
Scottish & Newcastle, PLC (1)	23,941	171,512
Takara Shuzo Co. (1)	5,794	37,829

		3,033,423

Broadcasting - 0.39%

Antena 3 Television SA +(1)	578	28,654
British Sky Broadcasting Group, PLC (1)	37,443	323,888
Fuji Television Network, Inc. (1)	16	35,312
ITV, PLC (1)	123,598	231,575
Mediaset SpA (1)	17,554	180,591
Sky Network Television, Ltd. +(1)	2,895	10,127
Societe Television Francaise 1 (1)	3,521	99,497
Sogecable SA +(1)	1,124	40,915
Television Broadcasts, Ltd. (1)	9,000	37,321

		987,880

Building Materials - 2.06%

Amec, PLC (1)	8,891	50,916
Asahi Glass Co., Ltd. (1)	22,249	216,302
Assa Abloy AB (1)	8,600	103,840
Boral, Ltd. (1)	17,432	86,271
Bouygues SA (1)	6,181	213,394
BPB, PLC (1)	14,671	106,920

Central Glass Co., Ltd. (1)	6,000	45,203
CIMPOR-Cimentos de Portugal, SGPS SA (1)	5,993	30,521
Compagnie de Saint-Gobain (1)	9,123	460,643
CRH, PLC (1)	15,743	358,397
CSR, Ltd. (1)	27,233	44,224
Fletcher Building, Ltd. (1)	12,868	43,450
Fomento de Construcciones y Contratas SA (1)	1,359	49,973
Geberit AG (1)	106	75,475
Hanson, PLC (1)	21,904	149,771
Heidelberger Zement AG (1)	1,800	79,405
Holcim, Ltd. (1)	5,467	293,691
Imerys SA (1)	944	59,000
Italcementi SpA (1)	2,106	28,728
James Hardie Industries NV (1)	13,634	52,311
Kawasaki Heavy Industries, Ltd. (1)	36,842	56,254
Kingspan Group PLC (1)	3,441	20,812
Lafarge SA (1)	4,970	428,200
Matsushita Electric Works (1)	9,000	73,251
Mitsui Engineering & Shipbuilding Co., Ltd. (1)	20,668	31,785
New World Development Co., Ltd. (1)	67,000	63,586
Nippon Sheet Glass Co., Ltd. (1)	11,067	40,276
Nishimatsu Construstion Co., Ltd. (1)	7,571	24,137
NKT Holding A/S (1)	527	11,999
Obayashi Corp. (1)	16,861	83,193
Okumura Corp. (1)	5,977	28,665
Pilkington, PLC (1)	30,298	48,656
Rinker Group, Ltd. (1)	28,087	172,416
Rinnai Corp. (1)	1,100	31,868
RMC Group, PLC (1)	7,913	90,992
Sanwa Shutter Corp. (1)	6,000	29,700
Shimachu Co., Ltd. (1)	1,497	36,310
Skanska AB (1)	10,670	96,219
Sumitomo Osaka Cement Co., Ltd. (1)	11,796	27,655
Taiheiyo Cement Corp. (1)	24,000	57,238
Taisei Corp. (1)	22,384	77,245
Technical Olympic SA (1)	2,370	10,229
Technip-Coflexip SA (1)	572	85,856
ThyssenKrupp AG (1)	9,175	171,421
Titan Cement Co. SA (1)	1,710	41,834
Toda Corp. (1)	6,683	26,553
Tostem Corp. (1)	7,275	138,785
Uponor Oyj (1)	900	30,984
VA Technologie AG +(1)	335	21,867
Vinci SA (1)	2,165	231,992
Wienerberger Baustoffindustrie AG (1)	1,854	67,424
Wolseley, PLC (1)	17,321	265,350

		5,171,187

Chemical - 1.97%

Akzo Nobel NV (1)	8,079	272,788
Asahi Chemical Industry Co., Ltd. (1)	35,549	160,291
BASF AG (1)	15,625	846,083
BOC Group, PLC (1)	14,796	239,248
CIBA Specialty Chemicals Holding, Inc. +(1)	2,037	123,970
Clariant AG (1)	6,840	83,518
Daicel Chemical Industries, Ltd. (1)	8,427	39,345
Dainippon Ink and Chemicals, Inc. (1)	19,180	45,199
Denki Kagaku Kogyo Kabushiki Kaisha (1)	12,226	38,629
DSM NV (1)	2,250	109,754
Hitachi Chemical Co., Ltd. (1)	3,100	46,244
Imperial Chemical Industries, PLC (1)	35,405	141,489
Ishihara Sangyo Kaisha, Ltd. (1)	9,000	18,817
Johnson Matthey, PLC (1)	6,524	106,947
Kaneka Corp. (1)	8,081	77,293
Kansai Paint Co., Ltd. (1)	7,000	45,070
Kingboard Chemicals Holdings (1)	14,000	26,343
L’Air Liquide SA (1)	3,236	508,688
Lonza Group AG (1)	1,125	50,004
Mitsubishi Chemical Corp. (1)	48,401	131,044
Mitsubishi Gas Chemical Co., Inc. (1)	10,864	46,253
Mitsui Chemicals, Inc. (1)	18,000	91,998
Nippon Kayaku Co., Ltd. (1)	5,000	27,204
Nippon Sanso Corp. (1)	7,000	36,280
Nippon Shokubai Co., Ltd. (1)	4,502	34,144

Nissan Chemical Industries (1)	5,000	40,131
Novozymes A/S, Series B (1)	1,700	71,631
Orica, Ltd. (1)	8,026	91,682
Sekisui Chemical Co., Ltd. (1)	12,925	97,660
Shin Etsu Chemical Co. (1)	10,626	372,737
Showa Denko K.K. (1)	27,798	64,603
Solvay SA (1)	1,887	159,044
Sumitomo Chemical (1)	39,000	175,734
Syngenta AG +(1)	3,178	285,692
Tosoh Corp. (1)	13,718	49,196
UBE Industries, Ltd. +(1)	23,463	32,170
Uni Charm Corp. (1)	1,300	64,942
Yara International ASA +(1)	6,304	56,083
Zeon Corp. (1)	5,000	34,410

		4,942,358

Commercial Services - 1.44%

ABB, Ltd. +(1)	55,381	314,834
Abertis Infraestructuras SA (1)	7,646	137,940
Acciona SA (1)	850	52,477
ACS, Actividades de Construccion y Servicios SA (1)	7,866	134,409
Ansell, Ltd. (1)	4,713	28,074
Arriva, PLC (1)	5,764	44,819
Autoroutes du Sud de la France (1)	2,060	90,292
Autostrade SpA (1)	7,647	153,464
Balfour Beatty, PLC (1)	12,489	59,840
Bellsystem 24, Inc. (1)	90	22,104
Benesse Corp. (1)	1,814	54,913
Brambles Industries, Ltd. (1)	28,745	136,781
Brambles Industries, PLC (1)	21,511	94,224
Cap Gemini SA +(1)	3,709	105,662
ComfortDelGro Corp., Ltd. (1)	52,000	38,301
Comsys Holdings Corp. (1)	3,737	27,705
Davis Service Group, PLC (1)	6,009	42,420
De La Rue, PLC (1)	5,443	30,614
Group 4 Securicor, PLC +	33,825	71,172
Hays, PLC (1)	51,587	110,640
Intertek Group, PLC (1)	4,592	47,425
ISS A/S (1)	1,352	66,795
Itochu Techno-Science Corp. (1)	900	39,620
JGC Corp. (1)	6,282	60,378
Kinden Corp. (1)	4,036	25,218
Li & Fung, Ltd. (1)	48,000	62,127
Linde AG (1)	2,481	133,437
Macquarie Infrastructure Group (1)	57,380	143,656
Mayne Group, Ltd. (1)	19,046	54,691
Mitsubishi Logistics Corp. (1)	4,000	35,958
Nichii Gakkan Co. (1)	700	18,728
Rentokil Initial, PLC (1)	54,010	146,573
SA D’Ieteren NV (1)	83	16,951
Sagem SA (1)	541	50,841
Secom Co., Ltd. (1)	6,159	229,252
Securitas AB (1)	8,700	108,552
SGS Societe Generale de Surveillance Holding SA (1)	127	69,602
Shimizu Corp. (1)	15,559	68,988
Singapore Technologies Engineering, Ltd. (1)	39,000	47,954
Smiths Group, PLC (1)	16,678	209,464
ST Assembly Test Services, Ltd. +(1)	10,000	6,569
TIS, Inc. (1)	1,168	42,780
Toyo Seikan Kaisha, Ltd. (1)	4,626	78,615
Transurban Group (1)	15,832	62,516
William Demant A/S +(1)	846	32,895

		3,610,270

Conglomerates - 1.77%

Amano Corp. (1)	2,148	18,300
DCC, PLC (1)	2,362	41,449
Groupe Bruxelles Lambert SA (1)	2,056	129,170
Haw Par Corp., Ltd. (1)	3,695	10,827
Hutchison Whampoa, Ltd. (1)	63,000	496,666
Itochu Corp. +(1)	40,000	166,514
Keppel Corp., Ltd. (1)	17,000	70,802

Keppel Land, Ltd. (1)	11,000	11,590
LVMH Moet Hennessy Louis Vuitton SA (1)	7,281	468,435
Mitsubishi Corp. (1)	32,001	332,841
Modern Times Group AB +(1)	1,550	29,566
Promotora de Informaciones SA (1)	2,277	36,248
Siemens AG (1)	23,835	1,637,654
Sonae, SGPS SA (1)	26,750	28,070
Sumitomo Corp. (1)	26,000	190,511
Swire Pacific, Ltd. (1)	27,816	197,326
Tomkins, PLC (1)	22,963	107,698
TUI AG (1)	3,713	68,713
Valora Holding AG (1)	114	24,944
Wesfarmers, Ltd. (1)	11,186	237,098
Wharf Holdings, Ltd. (1)	36,000	119,102
Wing Tai Holdings, Ltd. (1)	13,000	6,810

		4,430,334

Drugs - 7.39%

Alfresa Holdings Corp. (1)	700	30,967
AstraZeneca, PLC (1)	49,818	2,301,385
Bayer AG (1)	19,536	499,708
Chugai Pharmaceutical Co., Ltd. (1)	8,136	120,138
CSL, Ltd. (1)	5,838	106,513
Daiichi Pharmaceutical Co., Ltd. (1)	7,200	125,209
Eisai Co., Ltd. (1)	7,406	212,213
Elan Corp. +(1)	6,679	150,113
Elan Corp., PLC +(1)	4,802	109,629
Fujisawa Pharmaceutical Co., Ltd. (1)	8,300	198,556
Gehe AG (1)	1,012	67,064
GlaxoSmithKline, PLC (1)	175,703	3,593,735
H Lundbeck A/S (1)	2,100	37,915
Kaken Pharmaceutical Co., Ltd. (1)	3,214	19,603
Kuraya Sanseido, Inc. (1)	2,800	34,492
Kyowa Hakko Kogyo Co., Ltd. (1)	10,265	71,163
Merck KGaA (1)	1,471	77,656
Novartis AG (1)	70,776	3,279,397
Novo-Nordisk A/S (1)	7,600	406,598
Omega Pharma SA (1)	627	31,435
Orion-Yhtyma Oyj (1)	1,100	31,691
Rhone Poulenc SA	20,275	1,698,070
Roche Holdings AG-Genusschein (1)	20,881	2,030,461
Sankyo Co., Ltd. (1)	11,100	233,151
Sanofi-Aventis (1)	10,891	775,916
Schering AG (1)	4,901	272,899
Serono SA (1)	191	122,341
Shionogi & Co. (1)	8,507	138,156
Taisho Pharmaceutical Co., Ltd. (1)	5,000	95,949
Takeda Chemical Industries, Ltd. (1)	26,400	1,196,161
UCB SA (1)	2,602	126,965
Yamanouchi Pharmaceutical Co., Ltd. (1)	9,100	317,900

		18,279,998

Electronics/Electrical Equipment - 4.43%

Advantest Corp. (1)	2,010	128,775
Alps Electric Co., Ltd. (1)	4,449	55,415
Bang & Olufsen A/S (1)	350	20,044
Barco NV (1)	351	29,267
Canon, Inc. (1)	25,000	1,199,445
Cookson Group, PLC +(1)	56,231	33,830
Dainippon Screen Manufacturing Co., Ltd. (1)	6,401	36,252
Dixons Group, PLC (1)	57,917	164,878
Edison SpA +(1)	24,528	40,754
Energios de Portugal SA (1)	53,501	148,686
Electrocomponents, PLC (1)	12,936	75,617
Epcos AG +(1)	1,456	22,001
Fanuc, Ltd. (1)	4,200	225,522
Fuji Electric Co., Ltd. (1)	15,000	38,306
Fujikura, Ltd. (1)	10,000	45,599
Gamesa Corp. Tecnologica SA (1)	3,255	46,193
GN Store Nord (1)	6,500	58,135
Hirose Electric Co., Ltd. (1)	981	95,457
Hitachi Cable, Ltd. (1)	6,000	24,500
Hitachi, Ltd. (1)	94,849	597,865
Johnson Electric Holdings (1)	44,000	44,930

JSR Corp. (1)	5,300	89,309
Keyence Corp. (1)	900	185,657
Kidde, PLC (1)	25,008	53,204
Kudelski SA +(1)	976	28,369
Kyocera Corp. (1)	4,743	351,144
Mabuchi Motor Co., Ltd. (1)	900	63,555
Matsushita Electric Industrial Co., Ltd. (1)	65,000	879,059
Mitsubishi Electric Corp. (1)	51,000	248,034
Mitsumi Electric Co., Ltd. (1)	2,000	20,933
Murata Manufacturing Co., Ltd. (1)	6,573	328,055
NEC Corp. (1)	48,441	312,376
NGK Insulators, Ltd. (1)	8,537	70,157
Nitto Denko Corp. (1)	4,807	212,777
Novar, PLC (1)	12,810	28,171
OCE NV (1)	2,335	35,499
Oki Electric Industry Co., Ltd. +(1)	16,000	55,738
Omron Corp. (1)	6,384	137,917
Philips Electronics NV (1)	39,116	907,450
Premier Farnell, PLC (1)	10,788	37,769
Ricoh Co., Ltd. (1)	19,000	373,826
Sankyo Co., Ltd. Gunma (1)	1,500	56,821
Sanyo Electric Co., Ltd. (1)	44,000	151,420
Schneider Electric SA (1)	6,546	411,583
Seiko Epson Corp (1)	2,900	119,670
Sharp Corp. (1)	27,330	384,440
Siebe, PLC +(1)	169,042	45,024
SMC Corp. (1)	1,600	154,596
Sony Corp. (1)	27,462	951,797
Stanley Electric Co., Ltd. (1)	4,500	68,080
Sumitomo Electric Industries, Ltd. (1)	19,087	176,030
Taiyo Yuden Co. (1)	4,000	46,883
TDK Corp. (1)	3,500	233,343
Terna SpA +(1)	29,800	67,048
Toshiba Corp. (1)	85,618	318,771
Ushio, Inc. (1)	4,000	65,674
Venture Corp, Ltd. (1)	6,000	59,731
Vestas Wind Systems AS +(1)	4,894	63,779
Yamaha Corp. (1)	4,851	72,576
Yokogawa Electric Corp. (1)	7,000	77,703

		11,308,590

Finance Companies - 0.27%

Aeon Credit Service Co., Ltd. (1)	700	45,945
Aiful Corp. (1)	1,250	125,707
Cattles, PLC (1)	9,748	56,326
Credit Saison Co., Ltd. (1)	4,054	134,750
Promise Co., Ltd. (1)	2,600	165,902
Takefuji Corp. (1)	1,970	139,084

		667,714

Financial Services - 4.27%

3I Group, PLC (1)	18,237	189,111
Acom Co., Ltd. (1)	2,129	141,172
Amvescap, PLC (1)	21,653	114,119
Australian Stock Exchange, Ltd. (1)	3,033	33,333
Banca Fideuram SpA (1)	8,742	43,322
Banca Intesa SpA (London) (1)	96,706	355,565
Banca Intesa SpA (Milan) (1)	27,716	78,904
Banca Nazionale Del Lavoro SpA +(1)	35,789	83,098
Banca Popolare di Milano SCRL (1)	11,473	71,020
Cheung Kong Infrastructure Holdings, Ltd. (1)	14,000	34,731
Credit Suisse First Boston USA, Inc. +(1)	33,773	1,059,235
D Carnegie AB (1)	1,700	15,154
Daiwa Securities Co., Ltd. (1)	35,045	228,855
Deutsche Bank AG (1)	15,564	1,062,981
Deutsche Boerse AG (1)	3,156	152,771
Euronext NV (1)	2,904	79,222
FinecoGroup +(1)	4,692	25,323
Fortis (1)	34,727	777,300
Hitachi Capital Corp. (1)	1,600	27,442
Hong Kong Exchanges & Clearing, Ltd. (1)	32,000	70,108
ICAP, PLC (1)	13,715	55,781

ING Groep NV (1)	53,456	1,313,845
Irish Life & Permanent, PLC (1)	8,009	122,267
Jafco Co., Ltd. (1)	800	48,873
Legal & General Group, PLC (1)	193,306	348,244
London Stock Exchange, PLC (1)	7,567	48,701
Man Group, PLC (1)	8,300	198,402
Marschollek Lauten AG (1)	1,938	28,712
Mediolanum SpA (1)	7,550	45,162
Mizuho Financial Group, Inc. (1)	230	935,573
Nikko Securities Co., Ltd. (1)	43,000	194,575
Nomura Holdings, Inc. (1)	55,000	762,699
OM AB +(1)	2,359	25,082
ORIX Corp. (1)	2,300	237,186
Perpetual Trustees Australia, Ltd. (1)	1,137	36,859
Provident Financial, PLC (1)	7,563	81,167
Sampo Oyj (1)	9,850	97,594
Schroders, PLC (1)	3,695	40,711
Singapore Exchange, Ltd. (1)	22,000	22,913
Smedvig, Class A (1)	1,200	14,120
Suncorp-Metway, Ltd. (1)	15,950	167,690
UniCredito Italiano SpA (1)	130,964	629,812
Yamaichi Securities Co., Ltd. ADR +(1)(6)#	6,000	0
Zurich Financial Services Group +(1)	4,280	600,403

		10,699,137

Foods - 3.07%

Ajinomoto Co., Inc. (1)	16,807	190,252
Ariake Co. (1)	600	16,446
Axfood AB (1)	900	23,135
Cadbury Schweppes, PLC (1)	61,643	496,271
Casino Guichard Perrachon SA (1)	973	77,063
Colruyt SA (1)	525	69,268
Compass Group, PLC (1)	64,036	360,204
Danisco A/S (1)	1,550	77,775
Delhaize ‘Le Lion’ SA (1)	2,069	116,838
Fyffes, PLC (London) (1)	1,079	2,383
Fyffes, PLC (Dublin) (1)	8,175	18,106
Greencore Group, PLC (1)	4,535	16,300
Groupe Danone (1)	7,151	574,673
House Food Corp. (1)	2,183	29,307
Katokichi Co., Ltd. (1)	1,303	24,135
Kerry Group, PLC (1)	3,864	80,533
Kesko Oyj (1)	1,830	39,989
Kikkoman Corp. (1)	4,531	39,975
Koninklijke (Royal) Numico NV +(1)	4,447	140,346
Meiji Dairies Corp. (1)	7,000	38,264
Meiji Seika Kaisha, Ltd. (1)	8,975	37,304
Nestle SA (1)	11,993	2,843,300
Nichirei Corp. (1)	8,213	28,317
Nippon Meat Packers, Inc. (1)	5,000	59,527
Nisshin Seifun Group, Inc. (1)	4,963	49,744
Nissin Food Products Co., Ltd. (1)	2,555	65,019
Orkla ASA (1)	5,724	144,728
QP Corp. (1)	3,300	27,608
Snow Brand Milk Products Co., Ltd. +(1)	4,500	13,566
Sodexho Alliance SA (1)	2,835	74,729
Suedzucker AG (1)	1,559	29,245
Tate & Lyle, PLC (1)	12,179	78,841
Toyo Suisan Kaisha, Ltd. (1)	3,000	37,060
Unilever NV (1)	16,988	1,019,383
Unilever, PLC (1)	82,209	706,862
Yakult Honsha Co., Ltd. (1)	3,258	49,868

		7,696,364

Freight - 0.98%

AP Moller - Maersk A/S (1)	32	217,411
Associated British Ports Holdings, PLC (1)	9,475	73,658
Compagnie Maritime Belge SA (1)	105	15,884
Deutsche Post AG (1)	13,230	264,199
DSV, De Sammensluttede Vognmaend A/S (1)	625	31,140
Exel, PLC (1)	8,863	111,994
Frontline, Ltd. (1)	1,200	45,077
Kamigumi Co., Ltd. (1)	8,135	61,669
Kawasaki Kisen Kaisha, Ltd. (1)	13,631	87,826

Mitsui & Co., Ltd. (1)	37,331	305,005
Mitsui OSK Lines, Ltd. (1)	26,000	155,334
National Express Group, PLC (1)	4,070	49,283
Neptune Orient Lines, Ltd. (1)	31,000	51,183
Nippon Express Co., Ltd. (1)	22,879	118,428
Nippon Yusen Kabushiki Kaish Svendborg (1)	27,000	140,788
Nissho Iwai Nichim Holdings Corp. +(1)	5,800	21,369
Orient Overseas International, Ltd. (1)	6,000	19,728
Patrick Corp., Ltd. (1)	14,813	55,165
Peninsular and Oriental Steam Navigation Co. (1)	21,925	95,061
Seino Transportation Co., Ltd. (1)	4,893	46,349
SembCorp Industries, Ltd. (1)	28,000	21,468
SembCorp Logistics, Ltd. (1)	9,000	11,475
SembCorp Marine, Ltd. (1)	15,000	8,956
Toll Holdings, Ltd. (1)	7,163	55,311
TPG NV (1)	9,278	215,597
Yamato Transport Co., Ltd. (1)	10,923	167,266

		2,446,624

Government Agencies - 0.01%

Singapore Post, Ltd. (1)	40,000	18,368

Hardware & Tools - 0.01%

Bekaert SA (1)	427	26,842

Healthcare - 0.33%

Alliance Unichem, PLC (1)	7,410	90,267
Boots Group, PLC (1)	22,765	278,506
Capio AB +(1)	2,200	20,479
Coloplast A/S (1)	400	39,004
Elekta AB +(1)	1,000	22,741
Essilor International SA (1)	2,901	178,360
Fisher & Paykel Healthcare Corp. (1)	2,728	24,036
Gambro AB, Series A (1)	5,400	58,156
Gambro AB, Series B (1)	3,100	32,829
Parkway Holdings (1)	18,000	13,494
Phonak Holding AG (1)	1,262	38,182
SSL International, PLC (1)	5,629	28,677

		824,731

Heavy Duty Trucks/Parts - 0.02%

Hino Motors, Ltd. (1)	7,000	46,878

Home Builders - 0.30%

Barratt Developments, PLC (1)	7,119	76,058
Bellway, PLC (1)	3,311	45,861
Berkeley Group, PLC (1)	3,209	70,549
Daiwa House Industry Co., Ltd. (1)	14,070	147,070
Hellenic Technodomiki SA (1)	2,675	11,076
Persimmon, PLC (1)	8,116	98,196
Sekisui House, Ltd. ADR (1)	14,000	141,350
Taylor Woodrow, PLC (1)	17,180	85,017
Wimpey George, PLC (1)	11,568	87,714

		762,891

Hospital Supplies - 0.08%

Fresenius Medical Care AG (1)	1,040	76,134
Terumo Corp. (1)	5,000	113,369

		189,503

Household Products - 0.78%

Aderans Co. (1)	1,000	19,263
Beiersdorf AG (1)	500	48,652
Fisher & Paykel Appliances Holdings, Ltd. (1)	7,394	20,335
Givaudan AG (1)	215	133,518
Kanebo, Ltd. +(1)	13,950	12,922
KAO Corp. (1)	15,000	370,158
L’Oreal SA (1)	9,042	603,916
Oriflame Cosmetics SA SDR +(1)	900	20,658
Pacific Brands, Ltd. (1)	14,950	29,401
Reckitt Benckiser, PLC (1)	17,668	465,909

Shiseido Co. (1)	10,000	129,223
Toto, Ltd. (1)	9,771	97,047
Waterford Wedgewood, PLC +(1)(2)	23,706	4,338

		1,955,340

Human Resources - 0.18%

Adecco SA (1)	3,893	181,308
Capita Group, PLC (1)	19,782	113,260
Goodwill Group, Inc. (1)	10	22,170
Meitec Corp. (1)	1,016	36,828
Randstad Holdings NV (1)	1,374	42,019
Vedior NV (1)	4,900	67,024

		462,609

Information Processing - Hardware - 0.13%

Casio Computer Co., Ltd. (1)	6,292	83,024
Logitech International SA +(1)	1,281	57,884
Mobistar SA +(1)	838	57,413
Nidec Corp. (1)	1,280	123,495

		321,816

Information Processing - Services - 0.49%

Atos Origin SA +(1)	1,292	70,503
Computershare, Ltd. (1)	11,487	28,868
CSK Corp. (1)	1,900	82,552
Getronics NV +(1)	15,134	25,886
Indra Sistemas SA (1)	3,737	47,959
Logica, PLC (1)	22,287	65,083
Net One Systems Co., Ltd. (1)	14	50,849
NTT Data Corp. (1)	37	104,491
OBIC Co., Ltd. (1)	200	40,028
Rakuten, Inc. (1)	11	76,763
Softbank Corp. (1)	6,700	289,879
TietoEnator Oyj (1)	2,450	64,955
Wm-data AB (1)	9,471	18,246
Yahoo Japan Corp. +(1)	28	271,661

		1,237,723

Information Processing - Software - 0.59%

Business Objects SA +(1)	1,977	36,721
Dassault Systemes SA (1)	1,685	72,722
Fuji Soft ABC, Inc. (1)	900	31,145
Hitachi Software Engineering Co., Ltd. (1)	900	18,098
Misys, PLC (1)	15,818	49,959
Nomura Research Instutute, Ltd. (1)	700	64,068
Oracle Corp. Japan (1)	1,000	52,260
Sage Group, PLC (1)	38,045	112,574
SAP AG (1)	6,095	893,043
Topdanmark AS +(1)	650	40,641
Trend Micro, Inc. (1)	2,500	109,801

		1,481,032

Insurance - 3.16%

Aegon NV (1)	40,509	435,398
Alleanza Assicurazioni SpA (1)	13,835	145,264
Allianz AG (1)	9,147	885,267
AMP, Ltd. (1)@	55,131	243,129
Assicurazioni Generali SpA (1)	28,444	744,531
Axa (1)	42,108	866,830
CGNU, PLC (1)	67,092	644,819
CNP Assurances (1)	1,025	62,285
Corp Mapfre SA (1)	3,196	36,464
Friends Provident, PLC (1)	56,340	136,201
Insurance Australia Group, Ltd. (1)	47,259	169,393
Millea Holdings, Inc. (1)	44	610,437
Mitsui Sumitomo Insurance Co., Ltd. (1)	37,996	338,450
Munchener Ruckversicherungs AG (1)	5,458	518,563
Pohjola Yhtyma Oyj (1)	1,850	19,476

Prudential, PLC (1)	60,121	477,432
QBE Insurance Group, Ltd. (1)	20,300	181,129
Riunione Adriatica di Sicurta SpA (1)	8,973	158,861
Royal & Sun Alliance Insurance Group, PLC (1)	85,865	110,137
Skandia Forsakrings AB (1)	30,370	110,487
Storebrand ASA (1)	7,168	48,153
Swiss Reinsurance (1)	9,572	543,812
T&D Holdings, Inc. +(1)	4,650	212,495
Yasuda F&M Insurance (1)	22,000	207,088

		7,906,101

Insurance - Life - 0.02%

Axa Asia Pacific Holdings, Ltd. (1)	20,686	56,207

Leisure & Tourism - 1.21%

Accor SA (1)	5,626	238,521
Amadeus Global Travel SA (1)	9,644	65,927
Amer Group, Ltd. (1)	750	35,121
Aristocrat Leisure, Ltd. (1)@	9,206	45,603
Autogrill SpA +(1)	3,403	49,183
Bandai Co., Ltd. (1)	2,200	51,269
Brisa-Auto Estradas de Portugal SA (1)	10,701	78,886
Capcom Co., Ltd. (1)	1,300	13,267
Carnival, PLC (1)	5,053	243,921
Creative Technology, Ltd. (1)	1,600	17,134
Emap, PLC (1)	7,717	102,716
EMI Group, PLC (1)	23,439	94,528
Enterprise Inns, PLC (1)	10,384	102,620
Greek Organization of Football Prognostics SA (1)	4,750	90,810
Hyatt Regency Hotels and Tourism SA (1)	1,250	12,188
InterContinental Hotels Group, PLC (1)	21,294	217,795
Konami Co. (1)	2,461	55,333
Kuoni Reisen Holding AG (1)	85	30,801
Ladbroke Group, PLC (1)	47,032	221,986
Mitchells & Butlers, PLC (1)	15,522	72,332
Namco, Ltd. (1)	1,068	26,939
NH Hoteles SA (1)	2,310	24,071
Nintendo Co., Ltd. (1)	2,900	314,308
Oriental Land Co., Ltd. (1)	1,571	97,762
Rank Group, PLC (1)	17,791	92,228
Sammy Corp. (1)	1,100	55,221
Shangri La Asia, Ltd. (1)	32,000	29,755
Sky City Entertainment, Ltd. (1)	12,377	36,732
Stagecoach Group, PLC (1)	29,447	47,295
Tab Corp. Holdings, Ltd. (1)	17,488	185,270
Toho Co. (1)	4,000	57,541
William Hill, PLC (1)	12,406	121,782
Yamaha Motor Co. (1)	5,000	74,199
Zodiac SA (1)	1,119	37,081

		3,040,125

Machinery - 1.24%

Alfa Laval AB (1)	2,500	35,494
Alstom +(1)	124,536	66,942
Amada Co., Ltd. (1)	9,863	56,088
Atlas Copco AB, Series A (1)	3,228	114,841
Atlas Copco AB, Series B (1)	2,095	68,064
BBA Group, PLC (1)	13,410	63,234
Daikin Industries, Ltd. (1)	5,010	131,033
Ebara Corp. (1)	8,000	34,885
FKI, PLC (1)	17,289	37,834
FLS Industries A/S +(1)	900	10,172
Grupo Ferrovial SA (1)	1,876	86,232
Hitachi Construction Machinery Co., Ltd. (1)	3,000	37,952
IMI, PLC (1)	10,501	66,725
Ishikawajima-Harima Heavy Industries Co., Ltd. +(1)	32,596	48,794
Kajima Corp. (1)	26,000	90,300
KCI Konecranes International (1)	450	16,213
Komatsu, Ltd. (1)	28,000	172,615
Komori Corp. (1)	1,905	26,861
Kone Corp. (1)	1,140	69,012
Koyo Seiko Co., Ltd. (1)	3,000	35,159
Kubota Corp. (1)	31,000	156,525

Leighton Holdings, Ltd. (1)	4,053	28,003
Makita Corp. (1)	4,000	59,375
Man AG (1)	3,142	107,099
Metso Oyj (1)	3,050	39,462
Minebea Co., Ltd. (1)	10,125	43,233
Mitsubishi Heavy Industries, Ltd. (1)	85,000	231,829
NSK, Ltd. (1)	14,077	62,444
NTN Corp. (1)	12,277	67,146
Rautaruukki Oyj (1)	2,500	22,852
RHI AG+ (1)	507	11,004
Rieter Holdings AG (1)	133	35,848
Rolls Royce Group, PLC (1)	44,914	188,174
Sandvik AB (1)	6,500	223,005
Shimano, Inc. (1)	2,040	46,779
Showa Shell Sekiyu (1)	4,500	39,728
SKF AB, Class B (1)	2,723	100,748
Sulzer AG (1)	109	30,639
Sumitomo Heavy Industries, Ltd. +(1)	16,000	49,545
Takuma Co. (1)	2,066	15,813
Techtronic Industries Co. (1)	26,000	41,000
THK Co. (1)	2,900	49,817
Tomra Systems ASA (1)	5,400	20,082
Toyota Industries Corp. (1)	5,900	135,714
Wartsila Oyj (1)	1,200	28,269

		3,102,583

Medical Technology - 0.29%

Cochlear, Ltd. (1)	1,610	21,836
Getinge AB (1)	4,800	53,394
Nobel Biocare Holding AG (1)	683	96,691
Qiagen NV +(1)	3,919	35,147
Smith & Nephew, PLC (1)	27,746	250,725
Sonic Healthcare, Ltd. (1)	7,162	47,193
Straumann AG (1)	230	45,135
Synthes-Stratec, Inc. (1)	1,366	146,379
Zeltia SA (1)	4,475	29,749

		726,249

Metals - 2.28%

Acerinox SA (1)	5,477	74,624
Arcelor (1)	14,261	244,019
BHP Billiton, Ltd. (1)	111,725	1,041,800
BHP Billiton, PLC (1)	73,359	694,525
BlueScope Steel, Ltd. (1)	21,767	120,545
Boehler-Uddeholm AG (1)	229	19,205
Corus Group, PLC +(1)	118,630	94,440
Dowa Mining Co., Ltd. (1)	8,000	51,860
Hennes & Mauritz AB, Class B (1)	14,093	368,588
Hoganas AB, Class B (1)	900	20,503
Iluka Resources, Ltd. (1)	6,920	22,678
JFE Holding, Inc. (1)	15,700	429,710
Kobe Steel Ltd. (1)	70,000	101,567
Mitsubishi Materials Corp. (1)	27,000	57,636
Mitsui Mining & Smelting Co., Ltd. (1)	16,977	69,294
Newcrest Mining, Ltd. (1)	9,764	102,568
Nippon Steel Corp. (1)	181,389	418,848
Nisshin Steel Co., Ltd. (1)	23,000	49,360
OneSteel, Ltd. (1)	16,493	33,749
Outokumpu Oyj (1)	2,800	43,953
Rio Tinto, Ltd. (1)	9,254	235,447
Rio Tinto, PLC (1)	31,727	790,512
SSAB Svenskt Stal AB, Series A (1)	1,800	31,602
SSAB Svenskt Stal AB, Series B (1)	800	13,410
Sumitomo Metal Industries, Ltd. (1)	107,000	124,906
Sumitomo Metal Mining Co., Ltd. (1)	14,341	94,672
Umicore (1)	718	48,487
Viohalco, Hellenic Copper and Aluminum Industry SA (1)	3,270	24,337
Voest Alpine AG (1)	766	37,630
WMC Resources, Ltd. (1)	34,398	119,648
WMC, Ltd. (1)	34,462	131,998

		5,712,121

Mining - 0.01%

Nippon Light Metal Co., Ltd. (1)	13,000	29,248

Multimedia - 0.84%

Lagardere SCA (1)	3,747	226,009
News Corp., Ltd. (1)	40,569	316,559
Pearson, PLC (1)	23,848	267,133
PT Multimedia SGPS (1)	1,400	30,315
Publishing & Broadcasting, Ltd. (1)	3,928	37,787
Reuters Group, PLC (1)	42,598	246,814
Seat Pagine Gialle SpA +(1)	120,602	45,859
Telecom Italia Media SpA +(1)	36,596	13,100
Thomson SA (1)	7,089	135,407
Tiscali SpA +(1)	5,542	15,452
Tokyo Broadcasting (1)	1,100	17,551
Vivendi Universal SA +(1)	30,255	751,789

		2,103,775

Oil & Gas - 8.44%

Aker Kvaerner ASA +(1)	800	11,348
Australian Gas Light Co., Ltd. (1)@	13,560	127,205
BG Group, PLC (1)	105,011	649,617
BP, PLC (1)@	648,948	5,794,621
E. ON AG (1)	18,511	1,317,069
ENI SpA (1)	77,337	1,587,316
Fortum Oyj (1)	10,000	140,740
Gas Natural SDG SA (1)	4,659	111,411
Hellenic Petroleum SA (1)	3,184	25,511
IHC Caland NV (1)	913	43,997
Lundin Petroleum AB +(1)	5,000	24,874
NGC Holdings, Ltd. (1)	4,606	9,231
Nippon Mining Holdings, Inc. (1)	17,500	80,741
Nippon Oil Corp. (1)	38,000	240,554
Norsk Hydro ASA (1)	4,324	270,306
OMV AG (1)	401	91,946
Osaka Gas Co., Ltd. (1)	59,188	164,268
Petroleum Geo-Services ASA +(1)	500	19,846
Repsol YPF SA (1)	27,215	565,023
Royal Dutch Petroleum Co. (1)	61,926	3,135,521
Santos, Ltd. (1)	17,378	81,219
Scottish & Southern Energy, PLC (1)	25,485	339,623
Shell Transport & Trading Co., PLC (1)@	287,059	2,104,890
Statoil ASA (1)	16,300	209,360
Teikoku Oil Co. (1)	6,711	36,322
Tokyo Gas Co., Ltd. (1)	75,077	276,659
TonenGeneral Sekiyu KK (1)	9,000	75,279
Total SA, Class B (1)@	17,456	3,414,942
Woodside Petroleum, Ltd. (1)	13,870	177,136

		21,126,575

Paper/Forest Products - 0.67%

Amcor, Ltd. (1)@	26,092	134,918
Billerud AB (1)	1,700	26,499
Bunzl, PLC (1)	13,341	102,209
Carter Holt Harvey, Ltd. (1)	25,930	41,797
Fletcher Challenge Forest, Ltd. +(1)	1,658	2,161
Holmen AB, Series B (1)	1,500	42,993
Mayr-Melnhof Karton AG (1)	125	16,580
Nippon Unipac Holdings (1)	26	124,821
Norske Skogsindustrier ASA (1)	3,200	53,451
OJI Paper Co., Ltd. (1)	23,528	142,691
PaperlinX, Ltd. (1)	13,259	49,433
Rexam, PLC (1)	16,343	130,154
Southcorp, Ltd. +(1)	18,810	45,508
Stora Enso Oyj (1)	18,500	248,669
Svenska Cellulosa AB (1)	5,700	214,696
UPM-Kymmene Oyj (1)	15,544	297,768

		1,674,348

Photography - 0.34%

AGFA-Gevaert NV (1)	2,871	79,361
Fuji Photo Film Co., Ltd. (1)	12,973	409,851
Konica Corp. (1)	12,336	160,838
Nikon Corp. (1)	8,485	79,378
Olympus Optical Co., Ltd. (1)	6,206	118,349

		847,777

Pollution Control - 0.00%

Waste Management NZ, Ltd. (1)	2,947	9,657

Publishing - 0.87%

Arnoldo Mondadori Editore SpA (1)	3,470	31,794
Dai Nippon Printing Co., Ltd. (1)	19,000	280,536
Daily Mail & General Trust (1)	9,069	111,606
Eniro AB (1)	4,723	35,835
Eniro AB, Redemption Shares (1)	177	1,994
Gruppo Editoriale L’Espresso SpA (1)	5,137	26,608
Independent Newspapers, Ltd. (1)	3,251	10,546
Independent Newspapers, PLC (1)	16,447	39,754
John Fairfax Holdings, Ltd. (1)	26,955	72,581
Reed Elsevier NV (1)	20,866	268,097
Reed Elsevier, PLC (1)	37,803	336,224
Schibsted ASA (1)	1,500	29,424
SCMP Group, Ltd. (1)	28,372	10,750
Singapore Press Holdings, Ltd. (1)	47,250	119,498
Toppan Printing Co. (1)	16,477	171,787
Trinity Mirror, PLC (1)	8,732	101,761
United Business Media, PLC (1)	9,981	85,660
VNU NV (1)	7,068	181,046
Wolters Kluwer NV (1)	8,246	136,376
Yell Group, PLC (1)	20,739	127,847

		2,179,724

Railroad - 0.04%

Odakyu Electric Railway Co. Ltd. (1)	20,000	107,294

Railroads & Equipment - 0.65%

Central Japan Railway Co. (1)	29	242,592
East Japan Railway Co. (1)	101	568,558
Keihin Electric Express Railway Co., Ltd. (1)	12,582	73,480
Keio Electric Railway Co., Ltd. (1)	17,000	90,907
Kinki Nippon Railway Co., Ltd. (1)	45,072	155,704
MTR Corp. (1)	39,500	60,698
RT Group, PLC +(1)(6)	10,000	3,064
SMRT Corp., Ltd. (1)	18,000	7,322
Tobu Railway Co. (1)	23,624	89,262
Tokyu Corp. (1)	28,426	137,321
West Japan Railway Co. (1)	50	207,677

		1,636,585

Real Estate - 1.79%

Allgreen Properties, Ltd. (1)	15,000	9,317
British Land Co., PLC (1)	14,495	188,153
CapitaLand, Ltd. (1)	30,000	27,960
Castellum AB (1)	1,300	32,619
Centro Properties Group (1)	19,098	61,094
CFS Gandel Retail Trust (1)(2)	41,687	44,401
Cheung Kong Holdings, Ltd. (1)	44,562	387,192
City Developments, Ltd. (1)	14,000	52,148
Commonwealth Property Office Fund (1)(2)	38,754	33,068
Daito Trust Construction Co., Ltd. (1)	2,553	97,283
Deutsche Office Trust (1)(2)	34,122	28,651
Drott AB +(1)	1,200	17,489
Gecina SA (1)	749	62,393
Great Portland Estates, PLC (1)	4,528	22,479
Hammerson, PLC (1)	8,217	108,650
Hang Lung Properties, Ltd. (1)	40,000	58,424
Henderson Land Development (1)	22,000	107,945
Hopewell Holdings (1)	19,000	41,201
Hysan Development Co., Ltd. (1)	19,000	32,997
IMMOFINANZ Immobilien Anlagen AG +(1)	7,108	57,611
ING Industrial Fund (1)(2)	20,074	27,585
Investa Property Group (1)	42,648	59,803
Kerry Properties, Ltd. (1)	14,500	26,275
Klepierre (1)	687	49,771
Land Securities Group, PLC (1)	13,848	287,683
Lend Lease Corp., Ltd. (1)	10,964	86,081
Leopalace21 Corp. (1)	3,000	59,037
Liberty International, PLC (1)	7,171	107,227

Macquarie Goodman Industrial Trust (1)(2)	47,430	59,839
Metrovacesa SA (1)	1,076	46,783
Mirvac Group (1)	21,088	67,219
Mitsubishi Estate Co., Ltd. (1)	28,750	325,474
Mitsui Fudosan Co., Ltd. (1)	20,000	222,776
Pioneer Corp. (1)	4,511	99,236
Sacyr Vallehermoso SA (1)	3,088	42,321
Singapore Land, Ltd. (1)	4,000	10,167
Sino Land Co. (1)	32,000	23,891
Slough Estates, PLC (1)	12,420	103,137
Stockland Trust Group (1)	37,618	148,741
Sumitomo Realty & Development (1)	11,000	121,565
Sun Hung Kai Properties, Ltd. (1)	38,395	358,518
Tokyu Land Corp. (1)	10,000	29,984
Unibail SA (1)	1,271	144,038
United OverSeas Land, Ltd. (1)	12,000	15,583
Westfield Group +(1)	42,530	462,445
Wihlborgs Fastigheter AB (1)	1,300	18,125

		4,474,379

Real Estate Investment Trusts - 0.23%

Ascendas Real Estate Investment Trust (1)	18,000	15,796
CapitaMall Trust (1)	17,000	16,698
Cofinimmo SA (1)	157	21,941
Corio NV (1)	1,300	57,171
General Property Trust (1)(2)	59,942	149,922
Japan Real Estate Investment Corp. (1)	7	53,983
Japan Retail Fund Investment Corp. (1)	6	43,452
Nippon Building Fund, Inc. (1)	9	67,603
Rodamco Europe NV (1)	1,333	86,330
Wereldhave NV (1)	618	52,927

		565,823

Retail - 3.15%

7-Eleven, Inc. (1)	11,000	337,592
Aeon Co., Ltd.	6,815	111,987
Altana AG (1)	2,086	113,544
Aoyama Trading Co., Ltd. (1)	1,700	41,211
C&S Co., Ltd.	1,200	29,057
Carrefour SA (1)	17,028	802,986
Citizen Watch Co., Ltd. (1)	7,947	80,248
Coles Myer, Ltd. (1)	32,661	206,827
Compagnie Financiere Richemont AG (1)(2)	15,515	398,555
Daimaru, Inc. (1)	6,477	52,038
Douglas Holding AG (1)	988	27,900
East Asiatic Co., Ltd.	650	28,580
FamilyMart Co., Ltd. (1)	1,956	55,506
Fast Retailing Co., Ltd. (1)	1,500	109,030
Folli - Follie SA (1)	450	14,067
Germanos SA (1)	720	17,463
Grafton Group, PLC (United Kingdom) (1)	4,712	40,615
Grafton Group, PLC (Ireland) (1)	1,293	11,059
Great Universal Stores, PLC (1)	30,142	462,355
Hankyu Department Stores, Inc. (1)	4,120	30,920
Harvey Norman Holdings, Ltd. (1)	15,706	32,662
Hellenic Duty Free Shops SA (1)	550	10,006
HMV Group, PLC (1)	11,416	46,150
Hoya Corp. (1)	3,100	300,772
Isetan Co., Ltd. (1)	4,994	55,823
Ito-Yokado Co., Ltd. (1)	9,367	348,042
J. Sainsbury, PLC (1)	40,428	189,537
J. Sainsbury, PLC, Redemption Shares (1)	4,090	2,580
Jeronimo Martins, SGPS SA +(1)	1,123	12,144
Jusco Co., Ltd. (1)	515	8,590
KarstadtQuelle AG (1)	876	13,910
Kingfisher, PLC (1)	69,336	347,504
Kokuyo Co., Ltd. (1)	2,162	24,773
Koninklijke Ahold NV +(1)	46,147	285,559
Lawson, Inc. (1)	1,800	64,200
Marui Co., Ltd. (1)	9,296	123,424
Matsumotokiyoshi Co., Ltd. (1)	1,100	28,285
Metro AG (1)	4,335	201,979
Mitsukoshi, Ltd. (1)	11,000	52,785
Next, PLC (1)	7,786	209,332
Nitori Co., Ltd. (1)	550	35,133

Pinault-Printemps-Redoute SA (1)	2,001	183,461
Punch Taverns, PLC (1)	7,381	61,027
Ryohin Keikaku Co., Ltd. (1)	800	37,048
Saizeriya Co., Ltd. (1)	900	14,148
Sega Enterprises, Ltd. +(1)	3,041	40,278
Shimamura Co. (1)	600	44,148
Signet Group, PLC (1)	51,314	97,162
Skylark Co. (1)	2,200	39,828
Societe BIC SA (1)	962	41,131
Suzuken Co., Ltd (1)	1,400	38,319
Swatch Group AG (1)	1,834	46,965
Swatch Group AG, Class B (1)	994	122,912
Takashimaya Co. (1)	8,000	73,411
Tesco, PLC (1)	229,499	1,102,590
UNY Co., Ltd. (1)	4,295	48,875
Warehouse Group, Ltd. (1)	4,086	12,337
Whitbread, PLC (1)	8,842	130,208
Woolworths, Ltd. (1)	30,374	270,820
Yamada Denki Co. (1)	2,300	83,454
Yamazaki Baking Co. (1)	4,513	40,693

		7,893,545

Semiconductors - 0.76%

ARM Holdings, PLC (1)	30,417	43,561
ASM Pacific Technology, Ltd. (1)	5,500	18,488
ASML Holding NV +(1)	14,356	185,620
Chartered Semiconductor Manufacturing, Ltd. +(1)	30,000	18,984
Fujitsu, Ltd. (1)	50,448	314,609
Furukawa Electric, Co., Ltd. +(1)	16,000	65,464
Infineon Technologies AG +(1)	18,886	184,356
Micronas Semiconductor +(1)	947	36,700
Nec Electronics Corp. (1)	1,200	61,441
Rohm Co., Ltd. (1)	3,108	323,982
Sanken Electric Co. (1)	3,000	32,519
STMicroelectronics NV (1)	17,479	298,549
Sumitomo Bakelite Co., Ltd. (1)	5,000	30,935
Tokyo Electron, Ltd. (1)	5,000	257,689
Unaxis Holding AG (1)	337	28,988

		1,901,885

Telecommunications - 5.61%

Alcatel SA +(1)	36,294	425,433
Anritsu Corp. (1)	3,000	21,195
Belgacom SA +(1)	4,608	154,154
BT Group, PLC (1)	254,850	840,917
Cable & Wireless, PLC (1)	70,903	138,663
Cosmote Mobile Communications SA (1)	3,450	55,831
Datacraft Asia, Ltd. +(1)	7,000	5,311
Eircom Group, PLC +(1)	14,292	26,136
Elisa Oyj, Class A +(1)	4,150	49,263
France Telecom SA (1)	32,997	785,186
Hellenic Telecommunications Organization SA (1)	7,305	93,032
Intracom SA (1)	2,532	9,761
Koninklijke (Royal) KPN NV (1)	59,230	456,127
Marconi Corp, PLC +(1)	5,944	62,245
Nokia Oyj (1)	138,572	1,641,419
NTT DoCoMo, Inc. (1)	596	1,113,486
PCCW, Ltd. +(1)	103,657	68,445
Portugal Telecom, SGPS SA (1)	24,233	247,332
Singapore Telecommunications, Ltd.	185,000	247,935
SmarTone Telecommunications Holdings, Ltd. (1)	9,000	9,759
Tandberg ASA (1)	3,900	34,902
TDC A/S (1)	5,370	189,835
Tele2 AB, Class B (1)	2,925	110,978
Telecom Corp. of New Zealand, Ltd. (1)	57,561	215,852
Telefonaktiebolaget LM Ericsson, Class B +(1)	435,000	1,176,386
Telenor ASA (1)	24,000	173,739
TeliaSonero AB (1)	55,568	263,320
Telstra Corp., Ltd. (1)	63,808	215,903
TIM SpA (1)	112,805	601,858
Tower, Ltd. +(1)	8,527	10,344
Uniden Corp. (1)	2,000	40,252
Vodafone Group, PLC (1)	1,995,406	4,554,998

		14,039,997

Textile - Products - 0.23%

Kuraray Co., Ltd. (1)	10,961	82,488
Marubeni Corp. (1)	37,000	88,926
Mitsubishi Rayon Co., Ltd. (1)	15,042	50,125
Nisshinbo Industries, Inc. (1)	5,532	39,386
Teijin, Ltd. (1)	23,277	81,499
Texwinca Holdings, Ltd. (1)	18,000	15,440
Toray Industries, Inc. (1)	34,992	166,654
Toyobo Co. (1)	16,876	41,713

		566,231

Tobacco - 0.70%

Altadis SA (1)	8,201	256,092
British American Tobacco, PLC (1)	45,556	689,037
Imperial Tobacco Group, PLC (1)	21,673	479,271
Japan Tobacco, Inc. (1)	26	211,937
Swedish Match AB (1)	10,299	104,618

		1,740,955

Utilities - Communication - 2.16%

Deutsche Telekom AG +(1)	74,860	1,310,297
Nippon Telegraph and Telephone Corp. (1)	154	671,060
Swisscom AG (1)	787	260,367
Telecom Italia SpA (London) (1)	245,107	736,469
Telecom Italia SpA (Milan) (1)	172,269	379,664
Telefonica SA (1)	132,571	1,894,510
Telekom Austria AG (1)	8,173	114,456
TPI SA (1)	4,926	32,460

		5,399,283

Utilities - Electric - 2.67%

Aggreko, PLC (1)	7,564	20,725
Chubu Electric Power Co., Inc. (1)	19,700	434,228
CLP Holdings, Ltd. (1)	54,000	312,517
Contact Energy, Ltd. (1)	8,570	32,550
Electrabel SA (1)	816	274,579
Endesa SA (1)	28,321	527,132
Enel SpA (1)	72,083	558,103
Hokkaido Electric Power Co, Inc. (1)	5,300	96,615
Hong Kong Electric Holdings, Ltd. (1)	41,500	185,423
Iberdrola SA (1)	22,776	466,853
International Power, PLC (1)	32,905	80,835
Kansai Electric Power Co., Inc. (1)	21,400	393,915
Kyushu Electric Power Co., Inc. (1)	11,900	227,852
National Grid Transco, PLC (1)	91,503	768,789
Oesterreichisch Elektrizitatswirtschafts AG, Class A (1)	184	33,399
Origin Energy, Ltd. (1)	19,863	82,978
Public Power Corp. (1)	3,110	75,059
RWE AG, Class A (1)	11,667	573,877
Scottish Power, PLC (1)	55,270	401,442
Tohoku Electric Power Co., Inc. (1)	12,616	216,121
Tokyo Electric Power Co., Inc. (1)	34,100	788,593
Union Electric Fenosa SA (1)	6,339	141,321

		6,692,906

Utilities - Gas, Distribution - 0.35%

Centrica, PLC (1)	127,124	565,602
Hong Kong & China Gas Co., Ltd. (1)	109,400	196,607
Snam Rete Gas SpA (1)	26,149	117,568

		879,777

Water Services - 0.49%

Kelda Group, PLC (1)	11,165	106,408
Kurita Water Industries, Ltd. (1)	3,010	40,958
Severn Trent, PLC (1)	10,255	160,492
Sociedad General de Aguas de Barcelona SA (1)	1,696	29,817
Suez Lyonnaise des Eaux SA +	7,500	91

Suez SA (1)	23,882	465,674
United Utilities, PLC (1)	16,552	163,591
United Utilities, PLC, Class A (1)	9,192	60,674
Veolia Environnement (1)	7,825	202,763

		1,230,468

Total Common Stock (Cost $223,778,492)		225,529,703

PREFERRED STOCK - 0.45%
Automotive - 0.09%

Porsche AG 0.64% (1):	234	142,845
Volkswagen AG 4.72% (1):	3,127	83,103

		225,948

Chemical - 0.05%

Henkel KGaA (1):	1,765	128,469

Hospital Supplies - 0.01%

Fresenius Medical Care AG 2.88% (1):	779	39,970

Leisure & Tourism - 0.02%

ProSiebenSat.1 Media AG 2.54% (1):	2,438	42,377

Machinery - 0.02%

Schindler Holding AG 1.95% (1):	153	42,154

Multimedia - 0.24%

News Corp., Ltd. 0.74% (1):	80,504	598,869

Paper/Forest Products - 0.00%

Tenon, Ltd. +(1):	2,763	3,584

Utilities - Electric - 0.02%

RWE AG 4.58% (1):	1,160	48,371

Total Preferred Stock (Cost $1,121,080)		1,129,742

WARRANTS - 0.00%
Real Estate - 0.00%

City Developments, Ltd. expires 5/10/06:	1,200	2,680
Hopewell Highway Infrastructure, Ltd. expires 8/5/06:	900	127

Total Warrants (Cost $0)		2,807

RIGHTS - 0.00%
Real Estate - 0.00%

Sacyr Vallehermoso SA expires 9/9/04 (6)	2,683	915

Utilities - Electric - 0.00%

International Power, PLC expires 9/14/04 (1)(6)	9,963	9,562

Total Rights (Cost $0)		10,477

EXCHANGE-TRADED FUNDS - 3.67%
Financial Services - 3.67%
iShares MSCI EAFE Index Fund: (Cost $9,074,039)	66,300	9,184,539

CORPORATE BONDS - 0.01%
Oil & Gas - 0.01%

Transco Holdings, PLC:
7.00% due 12/16/24	$5,000	10,276
5.96% due 12/14/09 (3)	5,000	9,136
4.19% due 12/14/22	5,000	11,376

Total Corporate Bonds (Cost $20,579)		30,788

Total Investment Securities - 94.18% (Cost $233,994,190)		235,888,056

SHORT-TERM INVESTMENTS - 3.07%
Collective Investment Pool - 2.69%

Securities Lending Quality Trust (4)	6,751,013	6,751,013

United States Treasury Bills - 0.38%

United States Treasury Bills:
1.36% due 9/23/04 @	185,000	184,848
1.35% due 9/09/04 @	135,000	134,960
1.34% due 9/16/04 @	75,000	74,959
1.34% due 9/16/04 @	10,000	9,994
1.33% due 9/02/04 @	500,000	499,982
1.33% due 9/09/04 @	25,000	24,993
1.31% due 9/09/04 @	15,000	14,996

		944,732

Total Short-Term Investments (Cost $7,695,745)		7,695,745

REPURCHASE AGREEMENT - 4.71%
Agreement with State Street Bank & Trust Co., bearing interest at 1.42%, dated 8/31/04, to be repurchased 9/1/04 in the amount of $11,789,465 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 7.25%, due 1/15/10 and having an approximate value of $12,144,768 (Cost $11,789,000) @	11,789,000	11,789,000

TOTAL INVESTMENTS (Cost $253,478,935) (5)	101.96%	255,372,801
Liabilities in excess of other assets	(1.96)%	(4,911,820)

NET ASSETS -	100%	$250,460,981

ADR -	American Depository Receipt
+	Non-income producing
@	The security or a portion thereof represents collateral for open futures contracts.
#	The security or a portion thereof is out on loan.
(1)	Fair valued security (see Note 1)
(2)	Consists of more than one class of securities traded together as a unit.
(3)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of August 31, 2004.
(4)	The security is purchased with the cash collateral received from securities loaned.
(5)	See Note 4 for cost of investments on a tax basis.
(6)	Illiquid security

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2004	Unrealized Appreciation/(Depreciation)

12 Long	OMX Index	September 2004	$108,639	$109,595	$956
5 Long	MSCI Singapore Index	September 2004	135,607	135,315	(292)
3 Long	Hang Seng Index	September 2004	245,750	246,500	750
2 Long	IBEX 35 Index	September 2004	189,140	191,649	2,509
320 Long	MSCI Pan Euro Index	September 2004	6,385,888	6,277,820	(108,068)
3 Long	DJ STOXX 50 Index	September 2004	94,507	95,843	1,336
8 Long	SPI 200 Index	September 2004	496,302	500,766	4,464
4 Long	FTSE 100 Index	September 2004	312,820	321,967	9,147
18 Long	NIKKEI 225 Index	September 2004	984,669	998,550	13,881
16 Long	TOPIX Index	September 2004	1,639,856	1,647,229	7,373

					$(67,944)

	International Equities Fund
Country:	Percent of Net Assets	Market Value
Australia	4.60%	$11,524,081
Austria	0.28%	694,653
Belgium	1.11%	2,795,918
Bermuda	0.13%	316,849
Denmark	0.72%	1,805,961
Finland	1.17%	2,945,196
France	8.37%	20,962,602
Germany	5.87%	14,707,463
Greece	0.43%	1,067,797
Hong Kong	1.48%	3,711,357
Ireland	0.79%	1,989,894
Italy	3.44%	8,612,248
Japan	21.21%	53,123,865
Luxembourg	0.11%	264,676
Netherlands	4.40%	11,016,586
New Zealand	0.21%	517,758
Norway	0.49%	1,234,830
Portugal	0.31%	775,247
Singapore	0.79%	1,970,408
Spain	3.19%	7,984,337
Sweden	2.16%	5,411,556
Switzerland	6.21%	15,553,537
United Kingdom	22.93%	57,422,005
United States	11.56%	28,963,977

Total investments	101.96%	255,372,801
Other assets and liabilities	(1.96)%	(4,911,820)

Net assets	100.00%	$250,460,981

See Notes to Schedule of Investments

INTERNATIONAL GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS - August 31, 2004 (Unaudited)

	Par Value / Number of Rights		Market Value (Note 1)
CORPORATE BONDS - 3.79%
Germany - 0.89%

Deutsche Telecom International Finance, 2.00% due 6/15/05	JPY	140,000,000	$1,298,489

United Kingdom - 0.63%

Tesco, PLC, 0.70% due 9/20/06	JPY	100,000,000	921,736

United States - 2.27%

Citigroup, Inc., 0.80% due 10/30/08	JPY	150,000,000	1,375,816
Procter & Gamble Co., 2.00% due 6/21/10	JPY	200,000,000	1,924,638

			3,300,454

Total Corporate Bonds (Cost $5,440,950)			5,520,679

GOVERNMENT BONDS - 92.76%
Austria - 0.53%

Republic of Austria, 4.65% due 1/15/18	EUR	610,000	767,669

Belgium - 3.58%

Kingdom of Belgium:
5.50% due 3/28/28	EUR	250,000	338,774
4.75% due 9/28/05	EUR	2,780,000	3,474,376
4.25% due 9/28/14	EUR	1,130,000	1,392,164

			5,205,314

Brazil - 8.79%

Brazil Federative Republic:
14.50% due 10/15/09	USD	800,000	1,008,800
12.00% due 4/15/10	USD	300,000	346,500
11.00% due 1/11/12	USD	1,400,000	1,554,000
11.00% due 8/17/40	USD	2,545,000	2,723,150
10.25% due 6/17/13	USD	1,685,000	1,794,525
10.13% due 5/15/27	USD	250,000	253,125
8.88% due 4/15/24	USD	275,000	250,938
8.25% due 1/20/34	USD	300,000	254,250
8.00% due 4/15/14	USD	3,107,841	3,041,954
2.13% due 4/15/12 (1)	USD	1,741,183	1,567,065

			12,794,307

Bulgaria - 0.46%

Republic of Bulgaria:
8.25% due 1/15/15	USD	100,000	122,650
2.75% due 7/28/11 (1)	USD	555,100	553,712

			676,362

Canada - 1.49%
Government of Canada, 6.00% due 6/1/11	CAD	2,600,000	2,175,880

China - 0.70%

Government of Hong Kong, 5.13% due 8/1/14 *	USD	1,000,000	1,025,668

Colombia - 1.17%

Republic of Colombia:
11.75% due 2/25/20	USD	525,000	640,500
10.75% due 1/15/13	USD	920,000	1,060,300

			1,700,800

Denmark - 1.50%

Kingdom of Denmark:
7.00% due 11/10/24	DKK	1,250,000	264,649
6.00% due 11/15/09	DKK	10,500,000	1,916,752

			2,181,401

Ecuador - 0.38%

Republic of Ecuador:
8.00% due 8/15/30 *(3)	USD	625,000	489,063
8.00% due 8/15/30 (3)	USD	75,000	58,875

			547,938

Finland - 0.71%

Republic of Finland:
7.25% due 4/18/06	EUR	254,563	332,837
6.00% due 4/25/08	EUR	168,187	224,595
3.00% due 7/4/08	EUR	390,000	474,082

			1,031,514

France - 4.74%

Government of France:
5.50% due 4/25/10	EUR	3,180,000	4,269,353
5.50% due 4/25/29	EUR	855,347	1,166,780
4.75% due 10/25/12	EUR	1,130,000	1,460,315

			6,896,448

Germany - 0.59%

Federal Republic of Germany, 6.25% due 4/26/06	EUR	660,000	852,640

Greece - 4.56%

Republic of Greece:
8.60% due 3/26/08	EUR	3,220,000	4,649,053
6.50% due 10/22/19	EUR	216,837	318,893
6.00% due 5/19/10	EUR	1,216,837	1,662,365

			6,630,311

Italy - 7.27%

Republic of Italy:
9.00% due 11/1/23	EUR	532,912	1,009,089
7.75% due 11/1/06	EUR	2,000,000	2,699,589
6.75% due 2/1/07	EUR	1,974,684	2,634,284
4.75% due 2/1/13	EUR	3,310,000	4,242,494

			10,585,456

Japan - 12.97%

Government of Japan:
5.00% due 9/21/09	JPY	300,000,000	3,339,287
3.30% due 6/20/06	JPY	570,000,000	5,515,973
2.70% due 3/20/07	JPY	218,500,000	2,126,916
1.90% due 12/20/10	JPY	408,000,000	3,951,432
1.80% due 6/21/10	JPY	158,000,000	1,523,775
1.60% due 9/20/13	JPY	135,000,000	1,249,751
1.10% due 3/21/11	JPY	127,000,000	1,168,967

			18,876,101

Lithuania - 0.52%

Republic of Lithuania, 4.50% due 3/5/13	EUR	600,000	750,681

Mexico - 6.63%

United Mexican States:
9.88% due 2/1/10	USD	425,000	527,425
8.38% due 1/14/11	USD	400,000	470,800
8.30% due 8/15/31	USD	650,000	745,225
8.13% due 12/30/19	USD	900,000	1,035,000
8.00% due 12/24/08	MXN	17,030,000	1,420,039
7.50% due 1/14/12	USD	2,375,000	2,684,938
6.63% due 3/3/15	USD	915,000	965,325
6.38% due 1/16/13	USD	950,000	997,500
5.88% due 1/15/14	USD	800,000	809,600

			9,655,852

Netherlands - 0.63%

Netherlands Kingdom, 5.00% due 7/15/11	EUR	705,000	924,568

New Zealand - 0.22%

Government of New Zealand, 6.50% due 2/15/05	NZD	500,000	327,828

Panama - 0.67%

Republic of Panama:
9.63% due 2/8/11	USD	350,000	398,125
9.38% due 1/16/23	USD	250,000	271,250
8.88% due 9/30/27	USD	300,000	310,500

			979,875

Peru - 1.18%

Republic of Peru:
9.88% due 2/6/15	USD	120,000	135,600
9.13% due 2/21/12	USD	690,000	759,000
8.38% due 5/3/16	USD	380,000	384,750
5.00% due 3/7/17 (2)	USD	477,750	433,558

			1,712,908

Philippines - 0.49%

Republic of Philippines:
9.00% due 2/15/13	USD	210,000	216,300
8.25% due 1/15/14	USD	500,000	490,000

			706,300

Poland - 0.82%

Republic of Poland, 5.75% due 6/24/08	PLN	4,640,000	1,191,897

Russia - 7.45%

Russian Federation:
8.25% due 3/31/10	USD	3,175,000	3,468,688
5.00% due 3/31/30 (3)	USD	5,365,000	5,142,352
3.00% due 5/14/08	USD	2,475,000	2,233,688

			10,844,728

South Africa - 0.38%

Republic of South Africa, 6.50% due 6/2/14	USD	525,000	553,875

Spain - 2.10%

Kingdom of Spain, 6.00% due 1/31/29	EUR	2,106,012	3,054,845

Sweden - 2.65%

Kingdom of Sweden:
5.50% due 10/8/12	SEK	6,500,000	938,464
5.00% due 1/28/09	SEK	20,800,000	2,916,832

			3,855,296

Turkey - 2.66%

Republic of Turkey:
11.88% due 1/15/30	USD	350,000	474,250
11.75% due 6/15/10	USD	1,325,000	1,629,750
11.00% due 1/14/13	USD	555,000	674,325
9.50% due 1/15/14	USD	310,000	348,750
9.00% due 6/30/11	USD	675,000	739,125

			3,866,200

United States - 12.29%

Federal Farm Credit Banks, 5.55% due 3/26/08	USD	1,500,000	1,612,504
Federal Home Loan Bank, 6.80% due 11/21/16	USD	1,000,000	1,195,306
Federal Home Loan Mtg. Corp., 5.13% due 1/15/12	EUR	1,000,000	1,306,015
Federal National Mtg. Assoc.:
6.50% due 3/1/17	USD	3,262	3,466
2.13% due 10/9/07	JPY	250,000,000	2,409,427
United States Treasury Bonds:
8.00% due 11/15/21	USD	1,170,000	1,602,078
6.38% due 8/15/27	USD	2,000,000	2,372,422
United States Treasury Notes:
7.00% due 7/15/06	USD	1,800,000	1,952,366
6.88% due 5/15/06	USD	1,350,000	1,453,518
4.75% due 5/15/14	USD	3,790,000	3,977,575

			17,884,677

United Kingdom - 2.44%

Government of United Kingdom:
8.00% due 6/7/21	GBP	100,000	245,123
5.75% due 12/7/09	GBP	250	468
5.00% due 3/7/08	GBP	1,590,000	2,879,332
4.25% due 6/7/32	GBP	250,000	422,628

			3,547,551

Uruguay - 0.09%

Republic of Uruguay, 7.50% due 3/15/15	USD	150,000	124,500

Venezuela - 2.10%

Republic of Venezuela:
9.25% due 9/15/27	USD	2,310,000	2,154,075
2.75% due 12/18/07 (1)	USD	916,688	898,354

			3,052,429

Total Government Bonds (Cost $124,621,885)			134,981,819

SUPRANATIONAL - 1.72%

European Investment Bank, 4.00% due 1/15/07 (Cost $1,757,482)	EUR	2,000,000	2,500,323

RIGHTS - 0.02% +
United Mexican States Expires 6/30/05 (4)		500,000	13,500
United Mexican States Expires 6/30/06 (4)		500,000	11,750
United Mexican States Expires 6/30/07 (4)		500,000	9,500

Total Rights (Cost $0)			34,750

Total Investment Securities - 98.29% (Cost $131,820,317)			143,037,571

REPURCHASE AGREEMENT - 0.12%

Agreement with State Street Bank & Trust Co., bearing interest at 1.42%, dated 8/31/04, to be repurchased 9/1/04 in the amount of $179,007 and collateralized by Federal Home Loan Bank Notes, bearing interest at 2.00%, due 2/27/06 and having an approximate value of $183,933 (Cost $179,000)	USD	179,000	179,000

TOTAL INVESTMENTS (Cost $131,999,317) (5)		98.41%	143,216,571
Other assets less liabilities		1.59%	2,309,459

NET ASSETS -		100%	$145,526,030

+	Non income producing
*	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2004, the aggregate value of these securities was $1,514,731 representing 1.04% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of August 31, 2004.
(2)	Variable rate security. The rate reflected is as of August 31, 2004; maturity date reflects next reset date.
(3)	Security is a “step up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(4)	Fair valued security (see Note 1)
(5)	See Note 4 for cost of investments on a tax basis.

Currency Legend

CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD	United States Dollar

See Notes to Schedule of Investments

INTERNATIONAL GROWTH I FUND

SCHEDULE OF INVESTMENTS - August 31, 2004 (Unaudited)

	Number of Shares / Par Value	Market Value (Note 1)
COMMON STOCK - 98.19%
Apparel & Products - 2.44%

Adidas-Salomon AG#(1)	14,570	$1,880,822
Esprit Holdings, Ltd. (1)	574,000	2,773,078
Puma AG Rudolf Dassier Sport (1)	16,880	4,141,456

		8,795,356

Auto - Cars - 0.71%

Hyundai Motor Co. (1)	58,900	2,550,346

Automotive - 4.28%

Autoliv, Inc.#(1)	50,151	2,097,173
Continental AG (1)	70,440	3,672,940
Toyota Motor Corp. (1)	159,600	6,319,536
Volvo AB, Class B#(1)	98,400	3,382,451

		15,472,100

Banks - 12.56%

Alpha Bank AE (1)	106,966	2,623,675
Anglo Irish Bank Corp., PLC (1)	6,710	111,836
Anglo Irish Bank Corp., PLC (Dublin) (1)	212,680	3,555,827
Bank of Yokohama, Ltd. (1)	417,000	2,488,846
Commonwealth Bank of Australia (1)	123,040	2,621,203
Credit Agricole SA#(1)	201,723	5,106,770
Erste Bank Der Oesterreichischen Sparkassen AG (1)	154,684	5,907,158
Mitsubishi Tokyo Financial Group, Inc. (1)	380	3,436,974
Royal Bank of Scotland Group, PLC (1)	193,044	5,399,386
Societe Generale, Class A#(1)	52,020	4,470,818
Sumitomo Mitsui Financial Group, Inc.#(1)	870	5,290,412
UBS AG (1)	64,799	4,359,436

		45,372,341

Beverages - 1.72%

Diageo, PLC (1)	228,820	2,824,278
Pernod Ricard SA#(1)	27,380	3,394,507

		6,218,785

Building Materials - 2.24%

Lafarge SA#(1)	32,510	2,800,960
Vinci SA#(1)	30,810	3,301,461
Wolseley, PLC (1)	130,860	2,004,719

		8,107,140

Commercial Services - 3.00%

ABB, Ltd. +(1)	380,584	2,163,572
Abertis Infraestructuras SA#(1)	141,781	2,557,853
Accenture, Ltd., Class A +	87,340	2,279,574
ACS, Actividades de Construccion y Servicios SA#(1)	144,746	2,473,330
Li & Fung, Ltd.#(1)	1,038,000	1,343,489

		10,817,818

Conglomerates - 1.33%

Tyco International, Ltd.	153,460	4,806,367

Drugs - 7.65%

AstraZeneca, PLC (1)	59,210	2,735,256
Chugai Pharmaceutical Co., Ltd. (1)	195,898	2,892,676
Novartis AG (1)	193,360	8,959,312
Roche Holdings AG-Genusschein (1)	91,761	8,922,807
Teva Pharmaceutical Industries, Ltd. ADR #	151,624	4,131,754

		27,641,805

Electronics/Electrical Equipment - 7.09%

Canon, Inc. (1)	77,000	3,694,290
Gamesa Corp. Tecnologica SA#(1)	212,690	3,018,366
Matsushita Electric Industrial Co., Ltd. (1)	156,000	2,109,742
Omron Corp. (1)	109,000	2,354,788
Samsung Electronics Co., Ltd. (1)	9,430	3,722,010

Schneider Electric SA#(1)	56,630	3,560,637
Sharp Corp.#(1)	251,000	3,530,717
Terna SpA +(1)	1,606,195	3,613,848

		25,604,398

Finance Companies - 0.78%

Aiful Corp. (1)	28,000	2,815,842

Financial Services - 3.75%

Ainax AB +(1)	1	32
ING Groep NV (1)	250,490	6,156,560
Man Group, PLC (1)	182,635	4,365,680
ORIX Corp. (1)	29,400	3,031,860

		13,554,132

Foods - 2.59%

Cadbury Schweppes, PLC (1)	386,210	3,109,274
Koninklijke (Royal) Numico NV +(1)	116,580	3,679,237
Nestle SA (1)	10,780	2,555,722

		9,344,233

Freight - 2.58%

A P Moller - Maersh A/S (1)	280	1,902,344
Mitsui & Co., Ltd. (1)	650,000	5,310,692
Yamato Transport Co., Ltd. (1)	138,000	2,113,224

		9,326,260

Healthcare - 0.58%

Essilor International SA#(1)	34,190	2,102,080

Hospital Supplies - 0.60%

Fresenius Medical Care AG#(1)	29,720	2,175,681

Household Products - 2.28%

Reckitt Benckiser, PLC (1)	243,449	6,419,808
Toto, Ltd. (1)	184,000	1,827,519

		8,247,327

Information Processing - Hardware - 0.60%

Casio Computer Co., Ltd.#(1)	163,000	2,150,799

Information Processing - Services - 0.19%

Yahoo Japan Corp. +#(1)	72	698,558

Information Processing - Software - 1.39%

SAP AG (1)	34,340	5,031,519

Insurance - 3.58%

AXA (1)	263,641	5,427,282
Legal & General Group, Ltd. #(1)	2,352,480	4,238,027
QBE Insurance Group, Ltd. #(1)	364,540	3,252,654

		12,917,963

Leisure & Tourism - 1.84%

Enterprise Inns, PLC (1)	293,270	2,898,252
Greek Organization of Football Prognostics SA (1)	100,450	1,920,393
Yamaha Motor Co. #(1)	124,000	1,840,133

		6,658,778

Machinery - 1.45%

Daikin Industries, Ltd. #(1)	69,000	1,804,652
Grupo Ferrovial SA (1)	74,480	3,423,558

		5,228,210

Medical Technology - 2.78%

Smith & Nephew, PLC (1)	816,030	7,374,003
Synthes-Stratec, Inc. (1)	24,900	2,668,249

		10,042,252

Metals - 1.46%

BHP Billiton, Ltd. (1)	566,550	5,282,895

Multimedia - 2.74%

Pearson, PLC (1)	372,850	4,176,476
Vivendi Universal SA +#(1)	230,860	5,736,508

		9,912,984

Oil & Gas - 8.25%

BP, PLC (1)	1,120,800	10,007,907
EnCana Corp. #	86,750	3,545,995
Norsk Hydro ASA#(1)	59,170	3,698,885
Repsol YPF SA#(1)	96,510	2,003,687
Total SA, Class B#(1)	53,920	10,548,445

		29,804,919

Optical Instruments & Lenses - 0.45%

Alcon, Inc.	21,900	1,638,996

Retail - 8.64%

Compagnie Financiere Richemont AG (3)(1)	87,840	2,256,467
Fast Retailing Co., Ltd. #(1)	46,900	3,409,011
Hoya Corp. (1)	60,500	5,869,898
Ito-Yokado Co., Ltd.#(1)	91,000	3,381,214
Metro AG#(1)	61,310	2,856,596
Next, PLC (1)	159,560	4,289,874
Shoppers Drug Mart Corp. +	109,906	2,846,547
Tesco, PLC (1)	1,315,080	6,318,085

		31,227,692

Telecommunications - 4.95%

Amdocs, Ltd. +	88,630	1,781,463
America Movil SA de CV ADR	103,370	3,540,422
mmO2, PLC +(1)	1,282,183	2,080,902
Mobile Telesystems ADR	25,238	3,264,788
MTN Group, Ltd. (1)	466,920	2,151,794
Telefonaktiebolaget LM Ericsson, Class B +(1)	1,039,790	2,811,942
Telenor ASA#(1)	312,120	2,259,472

		17,890,783

Textile - Products - 0.99%

Toray Industries, Inc. (1)	754,000	3,591,024

Utilities - Communication - 2.15%

Deutsche Telekom AG +(1)	114,100	1,997,126
Telefonica SA (1)	404,840	5,785,379

		7,782,505

Utilities - Electric - 0.55%

Huaneng Power International, Inc.#(1)	2,668,000	1,988,915

Total Investment Securities - 98.19% (Cost $331,323,955)		354,800,803

SHORT-TERM INVESTMENTS - 21.03%

Collective Investment Pool
Securities Lending Quality Trust (2) (Cost $75,990,802)	$75,990,802	75,990,802

REPURCHASE AGREEMENT - 1.28%

Agreement with State Street Bank & Trust Co., bearing interest at 1.42%, dated 8/31/04, to be repurchased 9/1/04 in the amount of $4,609,182 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.13%, due 8/13/10 and having an approximate value of $4,704,656 (Cost $4,609,000)	4,609,000	4,609,000

TOTAL INVESTMENTS (Cost $411,923,757) (4)	120.50%	435,400,605
Liabilities in excess of other assets	(20.50)%	(74,073,591)

NET ASSETS -	100%	$361,327,014

ADR -	American Depository Receipt
#	The security or a portion thereof is out on loan.
+	Non-income producing
(1)	Fair valued security (see Note 1)
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	Consists of more than one class of shares traded together as a unit.
(4)	See Note 4 for cost of investments on a tax basis.

As of August 31, 2004 the following represents investment holdings by country:

	International Growth I Fund
Country:	Percent of Net Assets	Market Value
Australia	3.09%	$11,156,752
Austria	1.62%	5,907,157
Bermuda	1.40%	5,052,652
Canada	1.77%	6,392,542
China	0.55%	1,988,915
Denmark	0.53%	1,902,344
France	12.86%	46,449,469
Germany	6.02%	21,756,141
Greece	1.26%	4,544,068
Hong Kong	0.37%	1,343,489
Ireland	1.02%	3,667,663
Italy	1.00%	3,613,848
Japan	19.36%	69,962,407
Korea	1.74%	6,272,356
Netherlands	2.72%	9,835,797
Norway	1.65%	5,958,357
South Africa	0.60%	2,151,794
Spain	5.33%	19,262,173
Sweden	1.71%	6,194,424
Switzerland	8.09%	29,217,315
United Kingdom	18.88%	68,241,927
United States	28.93%	104,529,015

Total investments	120.50%	435,400,605
Other assets and liabilities	(20.50)%	(74,073,591)

Net assets	100.00%	$361,327,014

See Notes to Schedule of Investments

LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - August 31, 2004 (Unaudited)

	Number of Shares / Par Value	Market Value (Note 1)
COMMON STOCK - 100.29%
Aerospace/Defense - 6.22%

General Dynamics Corp.	70,000	$6,834,800
Honeywell International, Inc.	260,200	9,361,996
United Technologies Corp.	92,700	8,705,457

		24,902,253

Apparel & Products - 2.68%

Limited, Inc.	310,000	6,224,800
Nike, Inc., Class B	60,000	4,518,600

		10,743,400

Automotive - 1.41%

Danaher Corp.	110,000	5,656,200

Banks - 1.39%

Bank of America Corp.	123,750	5,566,275

Beverages - 2.64%

Coca-Cola Co.	96,200	4,301,102
PepsiCo, Inc.	125,000	6,250,000

		10,551,102

Chemical - 1.01%

Monsanto Co.	110,000	4,026,000

Conglomerates - 5.89%

General Electric Co.	494,600	16,217,934
Tyco International, Ltd.	235,300	7,369,596

		23,587,530

Drugs - 5.54%

Merck & Co., Inc.	118,600	5,333,442
Pfizer, Inc.	312,023	10,193,791
Teva Pharmaceutical Industries, Ltd. ADR #	243,200	6,627,200

		22,154,433

Finance Companies - 1.08%

Capital One Financial Corp.	63,900	4,329,864

Financial Services - 7.08%

American Express Co.	126,400	6,322,528
Citigroup, Inc.	142,059	6,617,108
Goldman Sachs Group, Inc.	65,700	5,890,005
Merrill Lynch & Co., Inc.	62,400	3,186,768
Morgan Stanley	124,500	6,315,885

		28,332,294

Freight - 1.36%

United Parcel Service, Inc., Class B	74,400	5,434,920

Healthcare - 0.84%

Anthem, Inc. +#	41,100	3,338,964

Hospital Supplies - 4.28%

Becton, Dickinson and Co.	86,000	4,138,320
Johnson & Johnson	163,800	9,516,780
St. Jude Medical, Inc. +	51,600	3,470,100

		17,125,200

Household Products - 2.34%

Estee Lauder Cos., Inc., Class A	107,000	4,702,650
Procter & Gamble Co.	83,200	4,656,704

		9,359,354

Information Processing - Hardware - 5.38%

Dell, Inc. +	206,025	7,177,911
International Business Machines Corp.	70,300	5,953,707
Lexmark International, Inc., Class A +	95,000	8,402,750

		21,534,368

Information Processing - Services - 7.88%

Adobe Systems, Inc.	120,000	5,504,400
Check Point Software Technologies, Ltd. +	210,000	3,683,400
eBay, Inc. +	155,700	13,474,278
EMC Corp. +	458,300	4,935,891
Symantec Corp. +	82,300	3,947,108

		31,545,077

Information Processing - Software - 4.12%

Microsoft Corp.	604,400	16,500,120

Insurance - 2.55%

Aetna, Inc.	60,000	5,559,000
Berkshire Hathaway, Inc., Class B +	1,610	4,659,340

		10,218,340

Leisure & Tourism - 3.68%

Carnival Corp.	104,000	4,762,160
Electronic Arts, Inc. +	200,000	9,956,000

		14,718,160

Machinery - 1.14%

Illinois Tool Works, Inc.	50,000	4,564,500

Medical - Biomedical/Gene - 3.40%

Amgen, Inc. +	120,000	7,114,800
Biogen Idec, Inc. +	70,000	4,153,100
Genentech, Inc. +	48,300	2,356,074

		13,623,974

Multimedia - 2.99%

Time Warner, Inc. +	470,000	7,684,500
Walt Disney Co.	191,400	4,296,930

		11,981,430

Oil & Gas - 6.67%

Baker Hughes, Inc.	100,000	3,933,000
BJ Services Co. +	125,000	6,006,250
ChevronTexaco Corp.	60,000	5,850,000
EOG Resources, Inc.	62,900	3,633,733
Exxon Mobil Corp.	98,000	4,517,800
XTO Energy, Inc.	98,000	2,747,920

		26,688,703

Retail - 5.62%

Kohl’s Corp. +	160,000	7,916,800
Nordstrom, Inc.	100,000	3,713,000
Wal-Mart Stores, Inc.	140,100	7,379,067
Williams-Sonoma, Inc. +	100,000	3,499,000

		22,507,867

Semiconductors - 4.45%

Applied Materials, Inc. +	225,000	3,575,250
Intel Corp.	400,298	8,522,345
Texas Instruments, Inc.	293,200	5,729,128

		17,826,723

Telecommunications - 8.65%

Cisco Systems, Inc. +	456,600	8,565,816
Motorola, Inc.	437,300	7,062,395
Nextel Communications, Inc., Class A +	360,500	8,359,995
QUALCOMM, Inc.	280,000	10,654,000

		34,642,206

Total Investment Securities - 100.29% (Cost $383,318,937)		401,459,257

SHORT-TERM INVESTMENTS - 2.29%
Collective Investment Pool

Securities Lending Quality Trust (1) (Cost $9,192,225)	$9,192,225	9,192,225

REPURCHASE AGREEMENT - 1.32%

State Street Bank & Trust Co. Joint Repurchase Agreement (3) (Cost $5,272,000)	5,272,000	5,272,000

TOTAL INVESTMENTS (Cost $397,783,162) (2)	103.90%	415,923,482
Liabilities in excess of other assets	(3.90)%	(15,624,431)

NET ASSETS -	100%	$400,299,051

ADR -	American Depository Receipt
+	Non-income producing
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis
(3)	See Note 2 for details of Joint Repurchase Agreement.

See Notes to Schedule of Investments

MID CAP INDEX FUND

SCHEDULE OF INVESTMENTS - August 31, 2004 (Unaudited)

	Number of Shares / Par Value	Market Value (Note 1)
COMMON STOCK - 96.62%
Advertising - 0.34%

Catalina Marketing Corp. +#	82,900	$1,865,250
Harte-Hanks, Inc. #	138,700	3,441,147

		5,306,397

Aerospace/Defense - 1.07%

Alliant Techsystems, Inc. +	59,200	3,430,048
L-3 Communications Holdings, Inc. #	168,500	10,554,840
Sequa Corp., Class A +#	16,500	878,460
Titan Corp. +	133,400	1,766,216

		16,629,564

Airlines - 0.42%

Airtran Holdings, Inc. +#	134,300	1,631,745
Alaska Air Group, Inc. +#	42,700	1,005,158
JetBlue Airways Corp. +#	163,000	3,887,550

		6,524,453

Apparel & Products - 2.00%

Abercrombie and Fitch Co., Class A	150,800	4,222,400
Aeropostale, Inc. +#	88,300	2,750,545
American Eagle Outfitters, Inc. +#	113,900	3,792,870
AnnTaylor Stores Corp. +	108,500	2,622,445
Chicos FAS, Inc. +	141,700	5,795,530
Foot Locker, Inc.	231,300	5,174,181
Pacific Sunwear of California, Inc. +	121,900	2,335,604
Payless ShoeSource, Inc. +	108,200	1,255,120
Timberland Co., Class A +#	55,500	3,099,675

		31,048,370

Appliances/Furnishings - 0.70%

Furniture Brands International, Inc. #	89,200	2,051,600
Herman Miller, Inc. #	114,500	2,884,255
HNI Corp. #	92,500	3,626,000
Lancaster Colony Corp. #	56,700	2,340,576

		10,902,431

Automotive - 2.05%

ArvinMeritor, Inc.	110,300	2,106,730
Borg-Warner, Inc.	88,700	3,968,438
Carlisle Cos., Inc.	49,500	3,021,975
Carmax, Inc. +#	164,700	3,224,826
Donaldson Co., Inc. #	137,400	3,902,160
Lear Corp.	109,600	5,905,248
Modine Manufacturing Co. #	54,800	1,633,040
SPX Corp. #	120,700	4,404,343
Superior Industries International, Inc. #	42,400	1,344,080
Thor Industries, Inc. #	90,700	2,323,734

		31,834,574

Auto - Replacement Parts - 0.22%

O’Reilly Automotive, Inc. +#	87,100	3,432,611

Banks - 6.23%

Associated Banc-Corp. #	175,300	5,486,890
Bank of Hawaii Corp.	84,800	4,026,304
Banknorth Group, Inc. #	274,000	9,307,780
City National Corp. #	77,600	5,120,048
Colonial BancGroup, Inc.	212,400	4,286,232
Commerce Bancorp, Inc. #	123,900	6,501,033
Compass Bancshares, Inc.	194,800	9,009,500
Cullen/Frost Bankers, Inc.	81,700	3,675,683
First American Corp., Class A	141,600	4,102,152
FirstMerit Corp. #	134,900	3,553,266
Greater Bay Bancorp #	81,700	2,325,999
Hibernia Corp., Class A	246,800	6,626,580
Mercantile Bankshares Corp.	125,600	5,978,560

National Commerce Financial Corp.	324,400	10,912,816
Silicon Valley Bancshares +#	56,200	2,099,070
TCF Financial Corp. #	112,200	7,137,042
Westamerica Bancorp. #	50,500	2,663,370
Wilmington Trust Corp.	105,600	3,921,984

		96,734,309

Beverages - 0.68%

Constellation Brands, Inc., Class A +	169,800	6,243,546
PepsiAmericas, Inc. #	218,300	4,331,072

		10,574,618

Broadcasting - 0.53%

Emmis Communications Corp., Class A +#	89,000	1,713,250
Entercom Communications Corp. +#	81,900	3,087,630
Westwood One, Inc. +#	155,300	3,484,932

		8,285,812

Building Materials - 1.03%

Fastenal Co. #	120,600	7,571,268
Martin Marietta Materials, Inc.	76,700	3,450,733
RPM International, Inc.	184,500	2,916,945
York International Corp. #	65,800	2,142,448

		16,081,394

Chemical - 2.51%

Airgas, Inc.	118,000	2,625,500
Albemarle Corp. #	66,100	2,198,486
Cabot Corp.	98,900	3,940,176
Cabot Microelectronics Corp. +#	39,700	1,325,583
Crompton Corp.	182,300	1,256,047
Cytec Industries, Inc. #	61,800	2,981,232
Ferro Corp.	66,700	1,370,018
FMC Corp. +	57,800	2,672,094
IMC Global, Inc. #	184,100	2,934,554
Lubrizol Corp.	82,100	2,926,865
Lyondell Chemical Co. #	282,800	5,568,332
Minerals Technologies, Inc. #	32,700	1,836,759
Olin Corp. #	110,500	1,866,345
Sensient Technologies Corp. #	74,500	1,564,500
Valspar Corp.	81,700	3,863,593

		38,930,084

Coal - 0.53%

Arch Coal, Inc. #	86,800	2,797,564
Peabody Energy Corp.	101,600	5,417,312

		8,214,876

Commercial Services - 1.22%

Alliance Data Systems Corp. +#	127,600	4,874,320
Brinks Co. #	90,200	2,597,760
Dycom Industries, Inc. +	77,200	1,985,584
Moneygram International, Inc. +	140,800	2,351,360
Plexus Corp. +#	68,500	807,615
Quanta Services, Inc. +#	186,300	1,196,046
Rollins, Inc. #	72,300	1,688,928
Sotheby’s Holdings, Inc., Class A +#	100,000	1,599,000
United Rentals, Inc. +#	122,700	1,802,463

		18,903,076

Conglomerates - 0.13%

Trinity Industries, Inc. #	74,900	2,078,475

Drugs - 2.10%

Barr Pharmaceuticals, Inc. +#	165,900	6,514,893
Cephalon, Inc. +#	89,200	4,193,292
IVAX Corp. +	392,375	7,596,380
Par Pharmaceutical Cos., Inc. +	54,400	2,232,576
Perrigo Co.	112,300	2,205,572
Sepracor, Inc. +#	136,000	6,746,960
Valeant Pharmaceuticals International #	133,200	3,124,872

		32,614,545

Electronics/Electrical Equipment - 3.69%

Ametek, Inc. #	107,200	3,060,560
Arrow Electronics, Inc. +#	183,300	3,966,612
Avnet, Inc. +	191,500	3,041,020
Commscope, Inc. +#	86,000	1,708,820
Energizer Holdings, Inc. +#	130,400	5,390,736
Gentex Corp.	122,800	4,216,952
Harman International Industries, Inc.	105,000	10,152,450
Hawaiian Electric Industries, Inc. #	127,900	3,301,099
Hubbell, Inc., Class B	96,400	4,159,660
Kemet Corp. +#	137,600	1,192,992
Newport Corp. +	67,700	846,250
Polycom, Inc. +#	158,800	3,101,364
Silicon Laboratories, Inc. +#	82,000	2,688,780
Teleflex, Inc. #	63,800	2,789,974
Thomas & Betts Corp. #	93,400	2,297,640
Varian, Inc. +#	55,100	2,166,532
Vishay Intertechnology, Inc. +	255,300	3,255,075

		57,336,516

Financial Services - 3.07%

A.G. Edwards, Inc.	127,200	4,424,016
American Financial Group, Inc. #	116,700	3,436,815
AmeriCredit Corp. +#	250,500	5,237,955
Eaton Vance Corp. #	107,700	4,324,155
IndyMac Bancorp, Inc.	97,100	3,349,950
Investors Financial Services Corp. #	105,100	4,874,538
Jefferies Group, Inc. #	88,300	2,958,933
LaBranche & Co., Inc. +#	95,100	779,820
Legg Mason, Inc. #	105,500	8,511,740
Raymond James Financial, Inc. #	117,000	2,833,740
Waddell & Reed Financial, Inc., Class A	131,300	2,854,462
Webster Financial Corp.	84,500	4,157,400

		47,743,524

Foods - 2.33%

Dean Foods Co. +	249,800	9,260,086
Hormel Foods Corp.	220,100	5,876,670
Interstate Bakeries Corp. #	72,200	373,274
Smithfield Foods, Inc. +#	176,400	4,533,480
Smucker, J.M. Co. #	93,100	4,280,738
Tootsie Roll Industries, Inc. #	83,600	2,578,224
Tyson Foods, Inc., Class A	560,100	9,230,448

		36,132,920

Freight - 2.13%

Alexander & Baldwin, Inc. #	67,700	2,084,483
CH Robinson Worldwide, Inc.	135,900	5,798,853
CNF, Inc.	80,300	3,293,906
Expeditors International of Washington, Inc. #	167,400	8,165,772
GATX Corp. #	78,400	2,114,448
JB Hunt Transport Services, Inc. #	127,600	4,325,640
Overseas Shipholding Group, Inc.	62,600	2,691,800
Swift Transportation Co., Inc. +	128,200	2,330,676
Werner Enterprises, Inc.	126,300	2,238,036

		33,043,614

Healthcare - 3.31%

Apria Healthcare Group, Inc. +#	79,400	2,242,256
Community Health Systems, Inc. +	157,000	3,925,000
Covance, Inc. +#	99,800	3,737,510
Dentsply International, Inc.	128,000	6,521,600
Edwards Lifesciences Corp. +	94,600	3,340,326
First Health Group Corp. +#	145,600	2,220,400
Lincare Holdings, Inc. +#	158,100	5,081,334
Omnicare, Inc.	165,100	4,777,994
Patterson Cos., Inc. +#	108,700	7,960,101
Renal Care Group, Inc. +	106,100	3,360,187

Steris Corp. +#	109,500	2,505,360
Universal Health Services, Inc., Class B	92,600	4,171,630
VISX, Inc. +#	77,500	1,571,700

		51,415,398

Heavy Duty Trucks/Parts - 0.18%

Bandag, Inc. #	30,900	1,413,984
Federal Signal Corp.	76,500	1,400,715

		2,814,699

Home Builders - 2.24%

DR Horton, Inc. #	370,600	11,466,364
Hovnanian Enterprises, Inc., Class A +#	97,200	3,345,624
Lennar Corp.	248,100	11,362,980
Ryland Group, Inc.	38,300	3,376,145
Toll Brothers, Inc. +#	118,200	5,246,898

		34,798,011

Hospital Management - 0.36%

LifePoint Hospitals, Inc. +#	60,700	1,753,623
Triad Hospitals, Inc. +	120,900	3,843,411

		5,597,034

Hospital Supplies - 1.45%

Beckman Coulter, Inc.	97,900	5,461,841
Henry Schein, Inc. +	70,100	4,365,828
Hillenbrand Industries, Inc.	99,000	5,569,740
Varian Medical Systems, Inc. +	217,400	7,206,810

		22,604,219

Household Products - 0.50%

Church & Dwight Co., Inc.	65,300	2,936,541
Scotts Co., Class A +#	52,000	3,214,640
Tupperware Corp.	93,200	1,590,924

		7,742,105

Human Resources - 0.65%

Kelly Services, Inc., Class A #	55,800	1,506,600
Korn/Ferry International +#	60,200	1,069,754
Manpower, Inc.	142,900	6,034,667
MPS Group, Inc. +#	167,200	1,493,096

		10,104,117

Information Processing - Hardware - 1.56%

Avocent Corp. +	78,000	2,223,780
Diebold, Inc. #	115,400	5,641,906
Imation Corp. #	56,500	1,945,295
Quantum Corp. +#	287,100	674,685
Sandisk Corp. +#	256,700	5,993,945
Storage Technology Corp. +#	178,600	4,331,050
Tech Data Corp. +	92,200	3,472,252

		24,282,913

Information Processing - Services - 4.41%

3Com Corp. +	620,700	2,799,357
BISYS Group, Inc. +#	191,400	2,717,880
Cadence Design Systems, Inc. +	434,700	5,403,321
Ceridian Corp. +	236,200	4,367,338
Certegy, Inc. #	101,100	3,880,218
CheckFree Corp. +#	134,600	3,667,850
Cognizant Technology Solutions Corp., Class A +#	206,100	5,651,262
CSG Systems International, Inc. +	82,700	1,196,669
DST Systems, Inc. +#	134,200	6,071,208
Dun & Bradstreet Corp. +#	113,000	6,230,820
Fair Issac & Co., Inc. #	112,200	3,021,546
Gartner, Inc., Class A +#	168,200	2,009,990

Jack Henry & Associates, Inc. #	142,900	2,587,919
Macromedia, Inc. +	109,800	2,127,924
McAfee, Inc. +	248,400	4,913,352
McDATA Corp., Class A +#	186,900	964,404
Mentor Graphics Corp. +	111,400	1,218,716
National Instruments Corp. #	125,300	3,266,571
Reynolds and Reynolds Co., Class A #	104,100	2,551,491
Synopsys, Inc. +#	246,600	3,935,736

		68,583,572

Information Processing - Software - 1.56%

Acxiom Corp. #	137,200	3,082,884
Advent Software, Inc. +#	52,800	891,264
Ascential Software Corp. +	94,200	1,220,832
ChoicePoint, Inc. +	140,500	5,936,125
Keane, Inc. +#	100,900	1,422,690
Retek, Inc. +#	88,800	334,776
RSA Security, Inc. +#	98,100	1,460,709
SEI Investments Co. #	164,600	5,379,128
Sybase, Inc. +	154,100	2,054,153
Transaction Systems Architects, Inc., Class A +	59,100	1,007,064
Wind River Systems, Inc. +#	130,000	1,410,500

		24,200,125

Insurance - 6.83%

Allmerica Financial Corp. +	84,600	2,453,400
AmerUs Group Co. #	62,700	2,499,222
Arthur J. Gallagher & Co. #	144,300	4,597,398
Brown & Brown, Inc. #	109,300	4,907,570
Coventry Health Care, Inc. +	141,000	7,159,980
Everest Reinsurance Group, Ltd.	89,100	6,251,256
Fidelity National Financial, Inc.	273,900	10,312,335
GreenPoint Financial Corp.	209,600	9,232,880
HCC Insurance Holdings, Inc. #	102,600	2,985,660
Health Net, Inc. +#	179,400	4,653,636
Horace Mann Educators Corp.	68,000	1,153,960
Leucadia National Corp. #	112,700	6,085,800
Ohio Casualty Corp. +#	97,600	1,966,640
Old Republic International Corp. #	289,300	6,813,015
PacifiCare Health Systems, Inc., Class A +#	137,000	4,467,570
PMI Group, Inc.	152,100	6,316,713
Protective Life Corp.	110,200	4,312,126
Radian Group, Inc.	149,400	6,618,420
StanCorp Financial Group, Inc.	46,000	3,335,000
Unitrin, Inc. #	108,700	4,559,965
W.R. Berkley Corp.	133,300	5,382,654

		106,065,200

Leisure & Tourism - 3.69%

Activision, Inc. +	219,300	3,155,727
Applebee’s International, Inc.	131,100	3,155,577
Bob Evans Farms, Inc. #	56,000	1,402,240
Boyd Gaming Corp. #	136,500	3,705,975
Brinker International, Inc. +	153,200	4,664,940
Caesars Entertainment, Inc. +	488,800	7,551,960
Callaway Golf Co. #	119,600	1,445,964
CBRL Group, Inc. #	77,600	2,473,888
Cheesecake Factory, Class A +#	82,400	3,409,712
GTECH Holdings Corp.	188,800	4,436,800
International Speedway Corp., Class B	84,600	4,475,340
Macrovision Corp. +#	78,400	1,854,160
Mandalay Resort Group #	107,300	7,279,232
Outback Steakhouse, Inc.	118,300	4,630,262
Ruby Tuesday, Inc.	105,900	2,864,595
Six Flags, Inc. +#	148,000	824,360

		57,330,732

Machinery - 2.33%

AGCO Corp. +	143,300	2,864,567
Flowserve Corp. +	86,300	1,979,722
Graco, Inc.	110,400	3,444,480

Granite Construction, Inc. #	66,200	1,509,360
Jacobs Engineering Group, Inc. +#	89,400	3,496,434
Kennametal, Inc.	58,000	2,371,620
Nordson Corp.	56,700	1,944,243
Pentair, Inc.	159,500	5,301,780
Precision Castparts Corp.	102,700	5,657,743
Tecumseh Products Co., Class A #	29,600	1,218,040
Zebra Technologies Corp., Class A +	113,550	6,489,383

		36,277,372

Medical - Biomedical/Gene - 0.63%

Millennium Pharmaceuticals, Inc. +#	484,600	5,761,894
Protein Design Labs, Inc. +#	149,700	2,744,001
Vertex Pharmaceuticals, Inc. +#	125,200	1,218,196

		9,724,091

Medical Technology - 0.67%

Charles River Laboratories International, Inc. +#	73,300	3,192,215
Cytyc Corp. +	175,700	4,209,772
Inamed Corp. +	56,400	2,997,096

		10,399,083

Metals - 0.19%

Harsco Corp.	65,400	2,935,152

Multimedia - 0.41%

Belo Corp. #	184,500	4,232,430
Media General, Inc., Class A #	37,700	2,193,763

		6,426,193

Oil & Gas - 7.51%

Cooper Cameron Corp. +#	85,500	4,354,515
ENSCO International, Inc.	240,200	7,004,232
Equitable Resources, Inc. #	99,400	5,211,542
FMC Technologies, Inc. +	106,900	3,283,968
Forest Oil Corp. +	92,800	2,417,440
Grant Prideco, Inc. +#	194,300	3,549,861
Hanover Compressor Co. +#	122,300	1,410,119
Helmerich & Payne, Inc.	80,300	2,076,558
Murphy Oil Corp.	146,200	11,039,562
Newfield Exploration Co. +	97,100	5,374,485
Noble Energy, Inc. #	92,400	4,756,752
ONEOK, Inc. #	163,400	3,849,704
Patterson-UTI Energy, Inc. #	264,500	4,581,140
Pioneer Natural Resources Co.	191,000	6,388,950
Plains Exploration & Production Co. +#	122,500	2,377,725
Pogo Producing Co.	101,600	4,468,368
Pride International, Inc. +	216,100	3,967,596
Smith International, Inc. +#	165,900	9,452,982
Tidewater, Inc.	96,400	2,812,952
Varco International, Inc. +#	154,300	3,746,404
Weatherford International, Ltd. +#	210,700	9,763,838
Western Gas Resources, Inc.	117,000	3,266,640
XTO Energy, Inc.	411,400	11,535,656

		116,690,989

Paper/Forest Products - 1.20%

Bowater, Inc. #	88,600	3,183,398
Glatfelter	69,800	885,064
Longview Fibre Co. +	81,300	1,006,494
Packaging Corp. of America	168,900	3,867,810
Potlatch Corp.	46,900	2,012,010
Rayonier, Inc.	78,801	3,654,002
Sonoco Products Co.	155,700	4,034,187

		18,642,965

Pollution Control - 0.65%

Republic Services, Inc., Class A #	245,100	6,850,545
Stericycle, Inc. +#	69,100	3,260,138

		10,110,683

Publishing - 1.75%

American Greetings Corp., Class A +	108,500	2,611,595
Banta Corp.	39,700	1,536,787
Lee Enterprises, Inc.	71,600	3,388,828
Readers Digest Assoc., Inc., Class A #	157,500	2,239,650
Scholastic Corp. +	62,900	1,839,825
Valassis Communications, Inc. +	82,900	2,342,754
Washington Post Co., Class B #@	15,200	13,201,200

		27,160,639

Real Estate Investment Trusts - 1.91%

AMB Property Corp.	131,400	4,907,790
Highwoods Properties, Inc.	85,400	2,100,840
Hospitality Properties Trust	106,800	4,480,260
Liberty Property Trust	134,700	5,449,962
Mack-Cali Realty Corp.	96,400	4,363,064
New Plan Excel Realty Trust, Inc. #	159,300	4,097,196
United Dominion Realty Trust, Inc.	203,400	4,318,182

		29,717,294

Retail - 5.55%

99 Cents Only Stores +#	114,800	1,486,660
Barnes & Noble, Inc. +#	109,600	3,787,776
BJ’s Wholesale Club, Inc. +#	111,100	2,813,052
Blyth, Inc. #	64,800	1,944,648
Borders Group, Inc.	123,400	2,949,260
CDW Corp. #	132,700	7,762,950
Claire’s Stores, Inc.	157,300	3,828,682
Copart, Inc. +	143,000	3,105,960
Dollar Tree Stores, Inc. +	180,700	4,248,257
Krispy Kreme Doughnuts, Inc. +#	97,500	1,255,800
Michaels Stores, Inc.	108,500	6,220,305
Neiman Marcus Group, Inc., Class A	78,300	4,165,560
PETsMART, Inc.	229,700	6,445,382
Pier 1 Imports, Inc.	139,900	2,427,265
Regis Corp.	70,500	2,885,565
Rent-A-Center, Inc. +	127,800	3,846,780
Ross Stores, Inc. #	238,300	5,040,045
Ruddick Corp.	74,200	1,414,994
Saks, Inc. +#	227,000	2,696,760
Urban Outfitters, Inc. +	127,800	3,867,228
Whole Foods Market, Inc.	98,200	7,633,086
Williams-Sonoma, Inc. +#	184,800	6,466,152

		86,292,167

Savings & Loan - 1.41%

Astoria Financial Corp. #	124,300	4,517,062
Independence Community Bank Corp. #	131,900	5,175,756
New York Community Bancorp, Inc. #	420,400	8,975,540
Washington Federal, Inc.	124,800	3,214,848

		21,883,206

Schools - 1.10%

Career Education Corp. +#	161,000	4,965,240
Corinthian Colleges, Inc. +#	143,400	1,630,458
DeVry, Inc. +#	111,700	2,169,214
Education Management Corp. +	116,300	3,379,678
ITT Educational Services, Inc. +#	72,600	2,509,782
Laureate Education, Inc. +#	71,700	2,451,423

		17,105,795

Semiconductors - 2.69%

Atmel Corp. +#	755,700	2,637,393
Credence Systems Corp. +#	153,300	1,022,511
Cree, Inc. +#	117,900	2,948,679
Cypress Semiconductor Corp. +#	196,100	1,913,936
Fairchild Semiconductor International, Inc., Class A +	189,600	2,337,768

Integrated Circuit Systems, Inc. +#	115,500	2,538,690
Integrated Device Technology, Inc. +#	168,600	1,805,706
International Rectifier Corp. +	105,100	3,453,586
Intersil Corp., Class A #	238,600	4,158,798
Lam Research Corp. +#	213,100	4,592,305
Lattice Semiconductor Corp. +#	180,000	820,800
LTX Corp. +#	97,000	498,580
Micrel, Inc. +#	146,800	1,425,428
Microchip Technology, Inc. #	330,900	8,732,451
Semtech Corp. +#	119,800	2,167,182
Triquint Semiconductor, Inc. +#	216,400	822,320

		41,876,133

Telecommunications - 1.23%

Adtran, Inc. #	126,500	3,387,670
Advanced Fibre Communications, Inc. +#	139,800	2,400,366
Harris Corp.	105,800	5,095,328
Plantronics, Inc.	75,700	2,940,945
Powerwave Technologies, Inc. +#	165,900	1,003,695
RF Micro Devices, Inc. +#	296,500	1,518,080
UTStarcom, Inc. +#	180,900	2,798,523

		19,144,607

Textile - Products - 0.53%

Mohawk Industries, Inc. +#	106,100	8,161,212

Tobacco - 0.12%

Universal Corp. #	40,600	1,832,278

Utilities - Communication - 0.54%

Cincinnati Bell, Inc. +#	389,600	1,406,456
Telephone and Data Systems, Inc. #	91,100	7,023,810

		8,430,266

Utilities - Electric - 4.83%

Allete, Inc.	140,300	3,796,518
Alliant Energy Corp.	177,100	4,602,829
Black Hills Corp.	51,600	1,437,060
DPL, Inc.	201,300	4,092,429
Duquesne Light Holdings, Inc. #	121,200	2,277,348
Energy East Corp.	233,000	5,678,210
Great Plains Energy, Inc.	118,100	3,561,896
Idacorp, Inc. #	60,800	1,771,104
MDU Resources Group, Inc.	185,800	4,713,746
Northeast Utilities	203,600	3,903,012
NSTAR	84,300	4,113,840
OGE Energy Corp. #	139,400	3,624,400
Pepco Holdings, Inc. #	273,900	5,653,296
PNM Resources, Inc. #	96,100	2,053,657
Puget Energy, Inc.	157,900	3,617,489
Scana Corp. #	176,700	6,703,998
Sierra Pacific Resources +#	186,600	1,604,760
Weststar Energy, Inc.	136,000	2,856,000
Wisconsin Energy Corp.	188,100	6,160,275
WPS Resources Corp.	59,100	2,758,197

		74,980,064

Utilities - Gas, Distribution - 0.80%

AGL Resources, Inc.	103,200	3,146,568
National-Oilwell, Inc. +#	136,500	4,081,350
Vectren Corp.	120,700	2,951,115
WGL Holdings, Inc.	77,500	2,220,375

		12,399,408

Utilities - Gas, Pipeline - 0.65%

Aquila, Inc. +	374,700	1,105,365
National Fuel Gas Co.	130,700	3,500,146
Questar Corp.	133,300	5,422,644

		10,028,155

Water Services - 0.20%

Aqua America, Inc. #	147,700	3,131,240

Total Investment Securities - 96.62% (Cost $1,391,849,286)		1,501,239,280

SHORT-TERM INVESTMENTS - 20.01%
Collective Investment Pool - 17.95%
Securities Lending Quality Trust (1)	$278,842,366	278,842,366

Commercial Paper - 1.93%

BMW US Capital, LLC:
1.56% due 09/01/04 @	10,000,000	10,000,000
National Rural Utilities Cooperative Finance Corp.:
1.53% due 09/13/04 @	5,000,000	4,997,450
UBS Finance, Inc.:
1.57% due 09/01/04 @	15,000,000	15,000,000

		29,997,450

United States Treasury Bills - 0.13%

United States Treasury Bills:
1.42% due 9/23/04 @	75,000	74,936
1.38% due 9/09/04 @	250,000	249,925
1.38% due 9/23/04 @	25,000	24,979
1.37% due 9/23/04 @	90,000	89,926
1.36% due 9/23/04 @	265,000	264,783
1.34% due 9/16/04 @	60,000	59,967
1.33% due 9/02/04 @	1,225,000	1,224,955
1.33% due 9/09/04 @	65,000	64,981

		2,054,452

Total Short-term Investments (Cost $310,894,268)		310,894,268

REPURCHASE AGREEMENT - 0.55%

Agreement with State Street Bank & Trust Co., bearing interest at 1.42%, dated 8/31/04, to be repurchased 9/1/04 in the amount of $8,584,339 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.13%, due 8/13/10 and having an approximate value of $8,842,547 (Cost $8,584,000) @	8,584,000	8,584,000

TOTAL INVESTMENTS (Cost $1,711,327,554) (2)	117.18%	1,820,717,548
Liabilities in excess of other assets	(17.18)%	(266,922,185)

NET ASSETS -	100%	$1,553,795,363

+	Non-income producing
@	The security or a portion thereof represents collateral for open futures contracts.
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2004	Unrealized Appreciation/(Depreciation)

172 Long	MID CAP Index	September 2004	$49,988,448	$49,609,100	$(379,348)

See Notes to Schedule of Investments

MONEY MARKET I FUND

SCHEDULE OF INVESTMENTS - August 31, 2004 (Unaudited)

	Par Value	Market Value (Note 1)

COMMERCIAL PAPER - 70.63%

Apreco, Inc. (LOC - Citibank):
1.54% due 09/23/04	$5,000,000	$4,995,294
Barton Capital Corp. (LOC - SocGen):
1.53% due 09/23/04	5,000,000	4,995,325
Cafco, LLC:
1.53% due 09/27/04	5,000,000	4,994,475
Cancara Asset Securitization, Ltd.:
1.56% due 09/24/04	5,000,000	4,995,017
1.54% due 09/14/04	5,000,000	4,997,219
1.52% due 10/08/04	5,000,000	4,992,189
Compass Securitization, LLC (LOC - Ambac):
1.60% due 10/15/04	10,000,000	9,980,444
CRC Funding, LLC:
1.53% due 09/23/04	5,000,000	4,995,325
1.43% due 09/13/04	10,000,000	9,995,233
CXC, Inc.:
1.45% due 09/09/04	10,000,000	9,996,778
Delaware Funding Corp. (LOC - JPMorgan):
1.53% due 09/15/04	5,000,000	4,997,025
1.53% due 09/22/04	5,000,000	4,995,538
Edison Asset Securitization, LLC (LOC - GE Capital Corp.):
1.64% due 11/04/04	5,000,000	4,985,422
1.46% due 09/16/04	10,000,000	9,993,917
First Tennessee Bank NA:
1.53% due 09/13/04	10,000,000	10,000,000
Fountain Square Commercial Funding:
1.53% due 09/10/04	5,000,000	4,998,088
1.53% due 09/23/04	5,000,000	4,995,325
Galaxy Funding, Inc.:
1.67% due 11/15/04	5,000,000	4,982,656
1.64% due 10/21/04	5,000,000	4,988,611
1.50% due 10/08/04	5,000,000	4,992,292
General Electric Co.:
1.52% due 09/21/04	10,000,000	9,991,556
Giro Funding United States Corp.:
1.54% due 09/21/04	5,000,000	4,995,722
1.48% due 09/01/04	5,000,000	5,000,000
Goldman Sachs Group, Inc.:
1.62% due 09/01/04	7,000,000	7,000,000
Govco, Inc.:
1.64% due 11/10/04	5,000,000	4,984,056
1.50% due 09/16/04	5,000,000	4,996,875
1.48% due 10/06/04	5,000,000	4,992,805
Greyhawk Fund Corp.:
1.52% due 09/08/04	5,000,000	4,998,522
1.52% due 10/12/04	5,000,000	4,991,345
HBOS Treasury Services, PLC:
1.66% due 11/19/04	5,000,000	4,981,841
Merrill Lynch & Co., Inc.:
1.66% due 02/17/05 (1)	5,000,000	5,000,147
1.59% due 01/31/05 (1)	10,000,000	10,000,000
Receivables Capital Corp. (LOC - Bank of America):
1.55% due 09/24/04	5,000,000	4,995,065
1.53% due 09/17/04	5,000,000	4,996,600
Sheffield Receivables Corp. (LOC - Barclays):
1.53% due 09/09/04	10,000,000	9,996,600
1.50% due 09/07/04	5,000,000	4,998,750
Sigma Finance, Inc.:
1.56% due 09/20/04	5,000,000	5,000,000
1.77% due 04/21/05 *(1)	5,000,000	4,999,679
Surrey Funding Corp. (LOC - Barclays):
1.52% due 09/15/04	5,000,000	4,997,044
Sydney Capital, Inc.:
1.60% due 10/15/04	10,000,000	9,980,444
1.50% due 10/01/04	5,000,000	4,993,750
UBS Finance, Inc.:
1.57% due 09/01/04	15,000,000	15,000,000

Wells Fargo & Co.:
Wells Fargo & Co.:
1.53% due 09/14/04	5,000,000	5,000,000
1.00% due 09/17/04	10,000,000	10,000,000
White Pine Finance, LLC:
1.61% due 12/01/04 *(1)	5,000,000	5,000,000
Windmill Funding Corp. (LOC - ABN AMRO):
1.53% due 09/13/04	5,000,000	4,997,450
1.53% due 09/15/04	10,000,000	9,994,050
Yorktown Capital, LLC:
1.53% due 09/17/04	5,000,000	4,996,600
1.50% due 09/01/04	10,000,000	10,000,000

Total Commercial Paper (Cost $316,745,074)		316,745,074

GOVERNMENT AGENCIES - 27.19%

Federal Home Loan Bank:
1.76% due 04/25/05 (1)	6,000,000	5,999,860
1.46% due 03/01/05	5,000,000	5,000,000
1.40% due 04/01/05	5,000,000	5,000,000
1.30% due 02/23/05	5,000,000	5,000,000
1.30% due 04/11/05	5,000,000	5,000,000
1.26% due 04/08/05	5,000,000	5,000,000
Federal Home Loan Mtg. Corp. Disc. Notes:
1.50% due 07/21/04 (2)	5,000,000	5,000,000
1.50% due 09/07/04	10,000,000	9,997,534
Federal National Mtg. Assoc.:
1.77% due 07/26/05 (1)	10,000,000	10,000,000
1.65% due 07/14/04 (2)	5,000,000	4,999,551
1.50% due 05/09/05	5,000,000	5,000,000
1.38% due 02/14/05	5,000,000	5,000,000
1.35% due 09/10/04 (1)	5,000,000	5,000,000
1.34% due 03/04/05	5,000,000	5,000,000
1.33% due 02/23/05	5,000,000	5,000,000
Federal National Mtg. Assoc. Disc. Notes:
1.63% due 11/03/04	6,000,000	5,983,095
1.53% due 09/22/04	5,000,000	4,995,596
1.53% due 09/27/04	5,000,000	4,994,547
1.51% due 09/20/04	5,000,000	4,996,068
1.44% due 09/15/04	5,000,000	4,997,239
1.22% due 12/01/04	5,000,000	4,984,833
Sallie Mae, Inc.:
1.74% due 11/18/04 (1)	5,000,000	5,000,000

Total Government Agencies (Cost $121,948,323)		121,948,323

UNITED STATES TREASURY BILLS - 1.11%

United States Treasury Bills:
1.10% due 10/21/04 (Cost $ 4,992,500)	5,000,000	4,992,500

REPURCHASE AGREEMENT - 1.12%

State Street Bank & Trust Co. Joint Repurchase Agreement (4)	1,007,000	1,007,000
UBS Warburg, LLC. Joint Repurchase Agreement (4)	4,000,000	4,000,000

Total Repurchase Agreements (Cost $5,007,000)		5,007,000

TOTAL INVESTMENTS (Cost $448,692,897) (3)	100.05%	448,692,897
Liabilities in excess of other assets	(0.05)%	(229,239)

NET ASSETS -	100%	$448,463,658

LOC -	Letter of credit. Principal and interest payments are guaranteed by the letter of credit agreements.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At August 31, 2004, the aggregate value of these securities was $9,999,679 representing 2.23% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of August 31, 2004.
(2)	Variable rate security - the rate reflected is as of August 31, 2004; maturity date reflects next reset date.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	See Note 2 for details of Joint Repurchase Agreement.

Allocation of investments as a percentage of net assets by industry category as of August 31, 2004:

Asset Backed/Loans	2.23%
Asset Backed/Multi-Asset	18.94%
Asset Backed/Receivables	18.94%
Asset Backed/Securities	13.36%
Commercial Banks	1.12%
Diversified Financial Services	3.34%
Domestic Bank	3.34%
Finance	3.34%
Foreign Bank	1.11%
Government Agencies	26.08%
Government Obligations	1.11%
Investment Bank/Brokerage	4.91%
Regional Bank	2.23%

100.05%

See Notes to Schedule of Investments

NASDAQ 100 INDEX FUND

SCHEDULE OF INVESTMENTS - August 31, 2004 (Unaudited)

	Number of Shares / Par Value	Market Value (Note 1)
COMMON STOCK - 93.99%
Advertising - 0.31%

Lamar Advertising Co., Class A +	6,150	$268,694

Airlines - 0.16%

Ryanair Holdings, PLC Sponsored ADR +#	4,420	137,241

Broadcasting - 2.26%

Comcast Corp., Class A +	69,160	1,948,237

Building Materials - 0.38%

Fastenal Co. #	5,280	331,478

Chemical - 0.53%

Invitrogen Corp. +	3,580	177,210
Sigma-Aldrich Corp.	4,830	276,711

		453,921

Commercial Services - 1.61%

Cintas Corp.	14,940	612,690
Paychex, Inc.	26,060	773,200

		1,385,890

Drugs - 1.24%

Cephalon, Inc. +#	3,740	175,817
Teva Pharmaceutical Industries, Ltd. ADR #	32,620	888,895

		1,064,712

Electronics/Electrical Equipment - 2.97%

American Power Conversion Corp.	14,630	245,784
Comverse Technology, Inc. +	14,770	258,623
Flextronics International, Ltd. +	43,880	544,551
Garmin, Ltd. #	7,300	284,043
Gentex Corp. #	5,850	200,889
JDS Uniphase Corp. +	118,920	369,841
Molex, Inc. #	7,180	207,286
NVIDIA Corp. +#	13,040	162,478
Sanmina-SCI Corp. +	40,440	279,845

		2,553,340

Freight - 0.73%

CH Robinson Worldwide, Inc.	6,140	261,994
Expeditors International of Washington, Inc.	7,510	366,338

		628,332

Healthcare - 1.12%

Dentsply International, Inc.	5,620	286,339
First Health Group Corp. +#	6,920	105,530
Lincare Holdings, Inc. +	6,970	224,016
Patterson Cos., Inc. +#	4,770	349,307

		965,192

Heavy Duty Trucks/Parts - 1.00%

PACCAR, Inc.	14,300	860,717

Hospital Supplies - 0.22%

Henry Schein, Inc. +	2,980	185,594

Information Processing - Hardware - 5.66%

Apple Computer, Inc. +	38,550	1,329,589
Dell, Inc. +	67,530	2,352,745
Network Appliance, Inc. +	26,430	530,450
Sandisk Corp. +#	10,770	251,480
Sun Microsystems, Inc. +	105,220	404,045

		4,868,309

Information Processing - Services - 10.40%

Adobe Systems, Inc.	17,020	780,707
Check Point Software Technologies, Ltd. +	18,500	324,490
eBay, Inc. +	35,650	3,085,151
Fiserv, Inc. +	17,740	616,997
IAC/InterActive Corp. +#	52,870	1,205,965
Symantec Corp. +	23,670	1,135,213
Synopsys, Inc. +	10,410	166,144
VeriSign, Inc. +	17,000	295,120
Yahoo!, Inc. +	47,110	1,343,106

		8,952,893

Information Processing - Software - 14.27%

BEA Systems, Inc. +	27,450	181,170
Citrix Systems, Inc. +	14,710	234,036
Compuware Corp. +	17,320	78,460
Intuit, Inc. +	18,040	762,912
Mercury Interactive Corp. +	7,140	246,401
Microsoft Corp. @	270,180	7,375,914
Oracle Corp. +	157,530	1,570,574
PeopleSoft, Inc. +	37,490	652,326
Pixar, Inc. +#	4,110	319,429
Siebel Systems, Inc. +	42,810	325,784
VERITAS Software Corp. +	31,780	531,362

		12,278,368

Leisure & Tourism - 3.30%

Electronic Arts, Inc. +	22,190	1,104,618
Starbucks Corp. +	40,090	1,733,492

		2,838,110

Medical - Biomedical/Gene - 6.99%

Amgen, Inc. +@	43,100	2,555,399
Biogen Idec, Inc. +	26,860	1,593,604
Genzyme Corp. +	20,650	1,115,100
MedImmune, Inc. +	19,360	462,123
Millennium Pharmaceuticals, Inc. +	24,300	288,927

		6,015,153

Medical Technology - 2.27%

Biomet, Inc.	24,910	1,137,141
Chiron Corp. +	19,220	814,544

		1,951,685

Oil & Gas - 0.25%

Patterson-UTI Energy, Inc.	12,520	216,846

Paper/Forest Products - 0.37%

Smurfit-Stone Container Corp. +	18,020	319,675

Retail - 6.42%

Amazon.Com, Inc. +	19,560	746,018
Bed Bath & Beyond, Inc. +	29,390	1,099,774
CDW Corp.	6,320	369,720
Costco Wholesale Corp.	17,580	723,769
Dollar Tree Stores, Inc. +	7,950	186,905
Express Scripts, Inc., Class A +	5,060	319,792
Kmart Holding Corp. +	6,820	522,548
PETsMART, Inc.	10,400	291,824
Ross Stores, Inc.	10,730	226,939
Staples, Inc.	24,300	696,924
Whole Foods Market, Inc.	4,410	342,789

		5,527,002

Schools - 1.45%

Apollo Group, Inc., Class A +	12,990	1,013,220
Career Education Corp. +	7,490	230,992

		1,244,212

Semiconductors - 13.51%

Altera Corp. +	38,290	724,447
Applied Materials, Inc. +	63,400	1,007,426
ATI Technologies, Inc. +	17,530	253,484
Broadcom Corp., Class A +	16,790	455,681
Intel Corp. @	164,710	3,506,676
Intersil Corp., Class A	11,050	192,601
KLA-Tencor Corp. +	17,320	647,075
Lam Research Corp. +	10,060	216,793
Linear Technology Corp.	30,080	1,075,961
Marvell Technology Group, Ltd. +	18,440	426,333
Maxim Integrated Products, Inc.	32,840	1,426,241
Microchip Technology, Inc.	12,500	329,875
Novellus Systems, Inc. +	10,960	267,753
QLogic Corp. +	6,910	180,420
Xilinx, Inc.	33,490	918,631

		11,629,397

Telecommunications - 15.34%

Cisco Systems, Inc. +@	175,670	3,295,569
EchoStar Communications Corp., Class A +	16,210	496,836
Juniper Networks, Inc. +#	25,330	579,804
Level 3 Communications, Inc. +#	48,780	127,804
Nextel Communications, Inc., Class A +	100,600	2,332,914
QUALCOMM, Inc. @	142,120	5,407,666
Research In Motion, Ltd. +	13,450	809,959
Tellabs, Inc. +#	17,250	156,457

		13,207,009

Therapeutics - 1.23%

Gilead Sciences, Inc. +	15,350	1,061,146

Total Investment Securities - 93.99% (Cost $76,741,953)		80,893,153

SHORT-TERM INVESTMENTS - 10.13%
Collective Investment Pool - 5.90%
Securities Lending Quality Trust (1)	$5,080,589	5,080,589

Commercial Paper - 3.49%

UBS Finance, Inc.:
1.57% due 09/01/04 @	3,000,000	3,000,000

United States Treasury Bills - 0.74%

United States Treasury Bills:
1.38% due 09/09/04 @ 1.34% due 09/30/04 @ 1.33% due 09/02/04 @ 1.32% due 09/02/04 @	100,000 10,000 510,000 20,000	99,970 9,989 509,982 19,999

		639,940

Total Short-Term Investments (Cost $8,720,529)		8,720,529

REPURCHASE AGREEMENT - 2.04%

Agreement with State Street Bank & Trust Co., bearing interest at 1.42%, dated 8/31/04, to be repurchased 9/1/04 in the amount of $1,757,069 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 6.88%, due 9/15/10 and having an approximate value of $1,793,600 (Cost $1,757,000) @	1,757,000	1,757,000

TOTAL INVESTMENT (Cost $87,219,482) (2)	106.16%	91,370,682
Liabilities in excess of other assets	(6.16)%	(5,298,990)

NET ASSETS -	100%	$86,071,692

ADR -	American Depository Receipt
+	Non-income producing
@	The security or a portion thereof represents collateral for open futures contracts.
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2004	Unrealized Appreciation (Depreciation)

40 Long	Nasdaq 100 Index	September 04	$5,888,512	$5,480,000	$(408,512)

See Notes to Schedule of Investments

SCIENCE & TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS - August 31, 2004 (Unaudited)

	Number of Shares / Par Value	Market Value (Note 1)
COMMON STOCK - 99.47%
Broadcasting - 1.13%

Clear Channel Communications, Inc.	151,400	$5,073,414
Comcast Corp., Class A Special +	301,100	8,355,525

		13,428,939

Chemical - 0.25%

Cabot Microelectronics Corp. +#	88,200	2,944,998

Commercial Services - 2.00%

Accenture, Ltd., Class A +	572,000	14,929,200
Paychex, Inc.	301,300	8,939,571

		23,868,771

Drugs - 1.46%

Cephalon, Inc. +#	121,100	5,692,911
Forest Laboratories, Inc. +	256,000	11,737,600

		17,430,511

Electronics/Electrical Equipment - 2.45%

Flextronics International, Ltd. +#	874,600	10,853,786
Jabil Circuit, Inc. +#	510,200	10,525,426
JDS Uniphase Corp. +#	1,506,300	4,684,593
Sanmina-SCI Corp. +	451,900	3,127,148

		29,190,953

Financial Services - 0.53%

Ameritrade Holding Corp. +#	306,400	3,489,896
Charles Schwab Corp.	304,400	2,876,580

		6,366,476

Information Processing - Hardware - 9.21%

Dell, Inc. +	1,505,300	52,444,652
Hewlett-Packard Co.	753,100	13,472,959
International Business Machines Corp.	376,300	31,868,847
Lexmark International, Inc., Class A +	134,900	11,931,905

		109,718,363

Information Processing - Services - 18.01%

Adobe Systems, Inc.	224,500	10,297,815
Cadence Design Systems, Inc. +	1,716,800	21,339,824
Certegy, Inc.	151,400	5,810,732
CheckFree Corp. +	46,000	1,253,500
Cognos, Inc. +#	210,600	6,659,172
eBay, Inc. +	211,000	18,259,940
EMC Corp. +	1,417,600	15,267,552
First Data Corp.	301,300	12,729,925
Fiserv, Inc. +	644,800	22,426,144
Google, Inc. +#	37,300	3,821,385
IAC/InterActive Corp. +#	753,900	17,196,459
McAfee, Inc. +	633,400	12,528,652
SunGard Data Systems, Inc. +	166,900	3,838,700
Symantec Corp. +	299,800	14,378,408
Synopsys, Inc. +	525,200	8,382,192
VeriSign, Inc. +#	844,200	14,655,312
Yahoo!, Inc. +	901,600	25,704,616

		214,550,328

Information Processing - Software - 24.07%

Citrix Systems, Inc. +	872,700	13,884,657
Informatica Corp. +#	650,400	3,850,368
Intuit, Inc. +	450,600	19,055,874
Mercury Interactive Corp. +#	930,800	32,121,908
Microsoft Corp.	2,704,000	73,819,200
Oracle Corp. +	3,321,000	33,110,370

Red Hat, Inc. +#	1,955,654	23,976,318
SAP AG (3)	104,900	15,370,016
SAP AG ADR #	528,000	19,250,880
Siebel Systems, Inc. +	1,955,000	14,877,550
VERITAS Software Corp. +	2,233,800	37,349,136

		286,666,277

Leisure & Tourism - 1.35%

Electronic Arts, Inc. +	60,300	3,001,734
International Game Technology	452,000	13,040,200

		16,041,934

Medical - Biomedical/Gene - 0.49%

MedImmune, Inc. +	242,500	5,788,475

Multimedia - 2.56%

Time Warner, Inc. +	753,100	12,313,185
Viacom, Inc., Class B	544,800	18,147,288

		30,460,473

Retail - 1.46%

Amazon.Com, Inc. +	210,700	8,036,098
CDW Corp.	159,700	9,342,450

		17,378,548

Semiconductors - 21.99%

Agere Systems, Inc., Class A +#	2,108,800	2,551,648
Altera Corp. +	391,300	7,403,396
Analog Devices, Inc.	1,052,800	36,553,216
Applied Materials, Inc. +	1,506,300	23,935,107
ASML Holding NV +#	301,300	3,898,822
Broadcom Corp., Class A +	135,700	3,682,898
Intel Corp.	1,653,300	35,198,757
Intersil Corp., Class A #	590,800	10,297,644
KLA-Tencor Corp. +	361,500	13,505,640
Linear Technology Corp.	239,800	8,577,646
Marvell Technology Group, Ltd. +	148,200	3,426,384
Maxim Integrated Products, Inc.	393,100	17,072,333
Microchip Technology, Inc. #	571,500	15,081,885
Novellus Systems, Inc. +	721,600	17,628,688
QLogic Corp. +#	843,600	22,026,396
Taiwan Semiconductor Manufacturing Co., Ltd. ADR #	1,291,428	9,750,281
Texas Instruments, Inc.	630,800	12,325,832
Xilinx, Inc.	691,800	18,976,074

		261,892,647

Telecommunications - 12.51%

Cisco Systems, Inc. +	3,607,100	67,669,196
Corning, Inc. +	816,500	8,262,980
Crown Castle International Corp. +#	292,300	4,182,813
EchoStar Communications Corp., Class A +	302,200	9,262,430
Juniper Networks, Inc. +#	677,556	15,509,257
Nextel Communications, Inc., Class A +	226,400	5,250,216
Nokia Corp. ADR	677,400	8,047,512
Nortel Networks Corp. +	2,182,700	8,206,952
QUALCOMM, Inc.	390,100	14,843,305
STMicroelectronics NV (NY) #	451,900	7,732,009

		148,966,670

Total Investment Securities - 99.47% (Cost $1,221,422,678)		1,184,694,363

SHORT-TERM INVESTMENTS - 11.96%
Collective Investment Pool - 11.55%

Securities Lending Quality Trust (1)	$137,623,602	137,623,602

Registered Investment Companies - 0.41%

T. Rowe Price Reserve Investment Fund	4,830,964	4,830,964

Total Short-Term Investments (Cost $142,454,566)		142,454,566

TOTAL INVESTMENTS (Cost $1,363,877,244) (2)	111.43%	1,327,148,929

Other assets and liabilities	(11.43)%	(136,083,753)

NET ASSETS -	100%	$1,191,065,176

#	The security or a portion thereof is out on loan.
+	Non-income producing
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Fair valued security (see Note 1)

See Notes to Schedule of Investments

SMALL CAP FUND

SCHEDULE OF INVESTMENTS - August 31, 2004 (Unaudited)

	Number of Shares / Par Value	Market Value (Note 1)
COMMON STOCK - 99.32%
Advertising - 0.38%

Getty Images, Inc. +	11,200	$621,040
R.H. Donnelley Corp. +	29,994	1,393,221
Ventiv Health, Inc. +#	10,629	160,179

		2,174,440

Aerospace/Defense - 1.30%

Armor Holdings, Inc. +	81,400	2,886,444
DRS Technologies, Inc. +	27,800	1,011,364
Engineered Support Systems, Inc.	13,800	596,298
Esterline Technologies Corp. +#	6,958	220,777
Orbital Sciences Corp., Class A +#	93,158	993,996
United Defense Industries, Inc. +	44,800	1,712,704

		7,421,583

Airlines - 0.64%

Continental Airlines, Inc., Class B +	51,900	500,835
ExpressJet Holdings, Inc. +	75,800	814,850
FLYi, Inc. +#	14,721	68,305
Frontier Airlines, Inc. +#	56,813	511,317
Mesa Air Group, Inc. +	66,529	426,118
Midwest Express Holdings, Inc. +#	49,800	167,826
SkyWest, Inc.	79,691	1,146,754

		3,636,005

Apparel & Products - 2.08%

American Eagle Outfitters, Inc. +	3,248	108,158
AnnTaylor Stores Corp. +	112,250	2,713,083
Charming Shoppes, Inc. +	13,470	92,404
Christopher & Banks Corp. #	49,400	869,934
Deckers Outdoor Corp. +#	8,834	259,366
Dress Barn, Inc. +#	3,957	65,568
Finish Line, Inc., Class A	51,690	1,499,527
Genesco, Inc. +	54,064	1,218,062
Hartmarx Corp. +#	33,024	209,702
Hot Topic, Inc. +#	39,900	602,490
J. Jill Group, Inc. +	10,700	193,563
Kellwood Co.	21,524	785,626
Stage Stores, Inc. +#	67,061	2,141,928
Stein Mart, Inc. +	34,333	561,345
Unifi, Inc. +	70,100	133,891
Warnaco Group, Inc. +	4,559	91,818
Wolverine World Wide, Inc.	12,902	311,196

		11,857,661

Appliances/Furnishings - 0.91%

CompX International, Inc., Class A +	3,899	62,189
Ethan Allen Interiors, Inc.	13,500	482,490
Furniture Brands International, Inc.	42,900	986,700
Griffon Corp. +	32,200	644,644
Herman Miller, Inc.	75,600	1,904,364
Hooker Furniture Corp. #	1,885	49,990
Stanley Furniture Co., Inc. #	10,700	432,066
Tempur- Pedic International, Inc. +	53,900	655,424

		5,217,867

Automotive - 1.62%

American Axle & Manufacturing Holdings, Inc.	14,646	496,353
AO Smith Corp.	94,800	2,315,016
Keystone Automotive Industries, Inc. +#	36,200	803,640
Lithia Motors, Inc., Class A	46,300	983,875
Monro Muffler Brake, Inc. +	34,700	712,738
Strattec Security Corp. +	12,200	758,718
Tenneco Automotive, Inc. +	105,131	1,412,961
Thor Industries, Inc.	31,800	814,716
United Auto Group, Inc.	38,600	935,278

		9,233,295

Banks - 6.26%

Bank of Hawaii Corp.	33,407	1,586,164
BOK Financial Corp. +	1,354	58,087
Boston Private Financial Holdings, Inc. #	31,300	762,468
Capital Crossing Bank +#	23,000	537,050
Center Financial Corp.	10,800	183,816
Central Coast Bancorp +	8,500	165,750
Central Pacific Financial Corp.	29,900	835,705
Citizens Banking Corp. #	82,500	2,639,175
City Holding Co. #	39,746	1,245,242
City National Corp.	13,196	870,672
Columbia Banking System, Inc. #	6,908	156,052
Commercial Federal Corp.	28,200	769,014
Community Trust Bancorp, Inc. #	1,704	51,393
Corus Bankshares, Inc.	38,112	1,633,861
Cullen/Frost Bankers, Inc.	16,803	755,967
First American Corp., Class A	13,721	397,497
First Bancorp Puerto Rico #	612	28,128
First Citizens BancShares, Inc., Class A #	1,747	204,416
First Commonwealth Financial Corp.	54,600	736,008
First Financial Corp.	4,500	139,500
First Republic Bank #	25,785	1,154,910
Glacier Bancorp, Inc. #	3,612	101,786
Hanmi Financial Corp. #	9,876	316,822
Hudson United Bancorp	16,699	604,671
Irwin Financial Corp. #	22,100	568,633
Mainsource Financial Group, Inc.	7,600	150,708
Mid-State Bancshares	22,462	548,073
Oriental Financial Group, Inc.	16,733	451,624
Pacific Capital Bancorp #	66,856	1,910,745
Pinnacle Financial Partners, Inc. +#	2,000	42,780
Provident Bankshares Corp.	49,600	1,570,832
R&G Financial Corp., Class B	73,822	2,552,765
Republic Bancorp, Inc.	75,340	1,108,251
Sandy Spring Bancorp, Inc. #	31,200	1,035,840
Santander BanCorp	15,073	366,726
Signature Bank +	5,300	141,086
Southwest Bancorp of Texas, Inc. #	112,700	2,375,716
SY Bancorp, Inc.	7,200	169,920
Texas Capital Bancshares, Inc. +#	45,200	765,236
Trustmark Corp.	18,900	566,622
Valley National Bancorp #	79,797	2,065,146
WesBanco, Inc.	19,311	534,915
Westamerica Bancorp.	53,900	2,842,686

		35,702,458

Broadcasting - 0.63%

Emmis Communications Corp., Class A +	38,600	743,050
Entercom Communications Corp. +	13,400	505,180
Liberty Corp.	5,700	230,394
Lodgenet Entertainment Corp. +	57,500	837,200
Mediacom Communications Corp., Class A +	157,800	986,250
Young Broadcasting, Inc., Class A +#	25,400	288,290

		3,590,364

Building Materials - 1.41%

Genlyte Group, Inc. +	14,850	886,693
Matthews International Corp., Class A	74,400	2,630,040
NCI Building Systems, Inc. +#	25,076	769,332
Trex Co., Inc. +#	23,700	1,027,158
USG Corp. +#	91,300	1,605,054
Watsco, Inc.	39,500	1,148,660

		8,066,937

Chemical - 3.44%

Airgas, Inc.	158,500	3,526,625
Arch Chemicals, Inc.	67,600	1,845,480
Cabot Microelectronics Corp. +#	30,000	1,001,700
Ferro Corp.	70,600	1,450,124
FMC Corp. +	3,733	172,577
Georgia Gulf Corp.	54,260	2,059,167
IMC Global, Inc.	119,500	1,904,830

MacDermid, Inc.	40,400	1,193,416
Minerals Technologies, Inc.	51,400	2,887,138
Newmarket Corp. +#	36,200	748,978
Octel Corp.	59,900	1,327,384
OM Group, Inc. +	10,000	340,500
Sensient Technologies Corp.	26,700	560,700
Symyx Technologies, Inc. +	31,800	602,610

		19,621,229

Coal - 0.12%

Alliance Resource Partners, LP #	13,411	659,553

Commercial Services - 3.50%

ACE Cash Express, Inc. +#	78,763	2,154,956
Administaff, Inc. +#	33,424	339,588
Brinks Co. #	2,860	82,368
Central Parking Corp. #	102,600	1,667,250
Corrections Corp. of America +	20,500	710,120
Crown Holdings, Inc. +#	75,718	734,465
Electro Rent Corp. +	33,700	339,359
Exponent, Inc. +#	4,773	123,912
First Advantage Corp., Class A +#	14,200	252,050
Geo Group, Inc. +	16,800	327,600
Healthcare Services Group, Inc.	9,400	167,320
Integrated Electrical Services, Inc. +	18,297	88,191
Intersections, Inc. +	4,500	57,060
Iron Mountain, Inc. +	95,875	2,955,826
LECG Corp. +	63,700	1,013,467
Maximus, Inc. +	59,200	1,722,128
MemberWorks, Inc. +#	20,603	513,839
Pacer International, Inc. +	49,400	765,700
Plexus Corp. +#	103,000	1,214,370
Rent-Way, Inc. +	33,900	247,470
Silgan Holdings, Inc. #	38,327	1,715,133
Sourcecorp, Inc. +	43,518	963,924
Startek, Inc.	26,300	818,719
TeleTech Holdings, Inc. +	10,155	83,677
Washington Group International, Inc. +	26,300	925,234

		19,983,726

Consumer Service - 0.18%

Advanta Corp., Class B	44,814	1,053,129

Drugs - 1.51%

Able Laboratories, Inc. +#	7,300	156,950
Alkermes, Inc. +#	42,000	446,460
Array Biopharma, Inc. +	82,300	559,640
Bradley Pharmaceuticals, Inc., Class A +	28,100	677,210
Caraco Pharmaceutical Laboratories, Ltd. +#	4,105	29,145
Cephalon, Inc. +#	17,800	836,778
CNS, Inc. #	5,905	59,936
Cubist Pharmaceuticals, Inc. +#	34,400	270,728
Dynavax Technologies Corp. +#	22,000	100,320
Eon Labs, Inc. +#	19,800	498,168
First Horizon Pharmaceutical Corp. +	21,100	355,324
KOS Pharmaceuticals, Inc. +#	53,543	1,955,926
Mannatech, Inc. #	4,040	46,864
Nutraceutical International Corp. +#	30,012	422,269
OSI Pharmaceuticals, Inc. +	4,100	244,319
Perrigo Co.	85,675	1,682,657
Rigel Pharmaceuticals, Inc. +#	14,600	300,760

		8,643,454

Electronics/Electrical Equipment - 4.98%

American Superconductor Corp. +#	13,600	162,520
Ametek, Inc.	1,090	31,120
Analogic Corp. #	23,700	977,151
Arrow Electronics, Inc. +	65,993	1,428,089
Artesyn Technologies, Inc. +#	107,293	913,063
Avnet, Inc. +	48,275	766,607
Belden CDT, Inc. +#	105,600	2,115,168
C-COR.net Corp. +#	143,502	1,127,926

Checkpoint Systems, Inc. +	45,269	683,562
Commscope, Inc. +	12,328	244,957
Cyberoptics Corp. +#	5,021	87,918
Digital Theater Systems, Inc. +#	25,700	331,530
Dionex Corp. +	18,000	829,080
Electro Scientific Industries, Inc. +#	15,758	326,033
Energizer Holdings, Inc. +	27,085	1,119,694
Fisher Scientific International, Inc. +	17,693	1,007,970
Gerber Scientific, Inc. +	32,100	204,156
Global Imaging Systems, Inc. +#	78,855	2,207,940
Harman International Industries, Inc.	5,100	493,119
Kemet Corp. +	104,800	908,616
Littelfuse, Inc. +	65,147	2,372,654
Magma Design Automation, Inc. +#	29,800	491,700
Methode Electronics, Inc., Class A	59,400	782,892
Millipore Corp. +	5,248	263,974
Molecular Devices Corp. +	9,791	225,193
Newport Corp. +	46,100	576,250
Park Electrochemical Corp. #	53,996	1,196,011
Rayovac Corp. +	45,692	1,050,459
Richardson Electronics, Ltd. #	7,412	61,742
Rofin-Sinar Technologies, Inc. +	11,700	328,770
Standard Microsystems Corp. +#	49,229	781,264
Stoneridge, Inc. +#	30,800	457,380
Technitrol, Inc. +#	23,600	419,136
Thomas & Betts Corp.	29,100	715,860
Wesco International, Inc. +#	26,143	529,134
Wilson Greatbatch Technologies, Inc. +#	31,000	507,780
Woodhead Industries, Inc.	100,700	1,330,247
Woodward Governor Co.	6,300	370,440

		28,427,105

Fertilizers - 0.07%

Terra Industries, Inc. +#	54,098	405,735

Finance Companies - 0.70%

Charter Municipal Mtg. Acceptance Co.	13,400	283,276
Chittenden Corp.	94,400	3,388,960
Westcorp	4,480	183,994
WFS Financial, Inc. +	3,431	155,664

		4,011,894

Financial Services - 2.47%

Affiliated Managers Group, Inc. +#	26,300	1,290,015
American Financial Group, Inc.	28,927	851,900
Asset Acceptance Capital Corp. +	24,200	424,226
Coinstar, Inc. +	48,800	962,336
CompuCredit Corp. +#	75,479	1,419,760
Doral Financial Corp. #	14,700	597,849
Investors Financial Services Corp. #	40,800	1,892,304
National Financial Partners Corp.	19,900	684,560
New Century Financial Corp. #	56,062	3,007,165
PDI, Inc. +#	24,742	596,035
Piper Jaffray Cos. +#	53,800	2,318,780
SWS Group, Inc. #	5,035	73,763

		14,118,693

Foods - 1.40%

American Italian Pasta Co., Class A #	21,100	570,755
Arden Group, Inc.	1,800	147,600
Chiquita Brands International, Inc. +#	43,435	818,315
Corn Products International, Inc.	1,802	83,162
Flowers Foods, Inc.	39,800	1,005,746
M & F Worldwide Corp. +#	25,872	344,098
Performance Food Group Co. +#	74,800	1,645,600
Pilgrims Pride Corp. #	55,838	1,419,402
Sanderson Farms, Inc. #	21,500	735,085
Seabord Corp. #	56	29,795
Seneca Foods Corp., Class A +	12,500	228,125
Seneca Foods Corp., Class B +	25,000	456,250
Wild Oats Markets, Inc. +#	55,100	486,533

		7,970,466

Freight - 2.24%

Arkansas Best Corp.	8,210	282,835
EGL, Inc. +#	95,400	2,311,542
Expeditors International of Washington, Inc.	4,700	229,266
Forward Air Corp. +	7,064	256,635
Heartland Express, Inc.	51,686	906,572
Kirby Corp. +	8,226	292,352
Knight Transportation, Inc. +#	146,282	2,909,549
Landstar System, Inc. +#	9,756	511,995
Offshore Logistics, Inc. +#	7,460	222,308
Overnite Corp.	65,600	1,996,864
Overseas Shipholding Group, Inc.	21,800	937,400
Ryder System, Inc.	21,400	937,534
USF Corp.	9,873	338,249
Yellow Roadway Corp. +	16,244	666,654

		12,799,755

Hardware & Tools - 0.35%

Lincoln Electric Holdings, Inc.	15,300	459,918
Stanley Works	35,077	1,517,431

		1,977,349

Healthcare - 1.91%

Apria Healthcare Group, Inc. +	33,800	954,512
Bausch & Lomb, Inc.	2,259	148,981
Dade Behring Holdings, Inc. +	9,173	482,225
Edwards Lifesciences Corp. +	33,300	1,175,823
Epix Medical, Inc. +#	11,000	218,350
Gentiva Health Services, Inc. +	57,800	894,744
LabOne, Inc. +	21,000	613,830
Magellan Health Services, Inc. +#	1,677	58,812
Resmed, Inc. +	1,900	90,763
Respironics, Inc. +	10,394	552,961
Sola International, Inc. +	9,095	175,533
Steris Corp. +	57,900	1,324,752
Sybron Dental Specialties, Inc. +	35,661	994,229
Symbion, Inc. +	11,000	177,870
United Surgical Partners International, Inc. +#	52,200	1,884,942
VISX, Inc. +#	22,686	460,072
Vital Signs, Inc. #	10,400	315,328
Zila, Inc. +	95,898	388,387

		10,912,114

Heavy Duty Trucks/Parts - 0.03%

Cascade Corp.	100	2,580
TRW Automotive Holdings Corp. +	2,259	43,983
Wabash National Corp. +	4,139	109,807

		156,370

Home Builders - 0.77%

Beazer Homes USA, Inc.	9,076	886,272
NVR, Inc. +	5,465	2,744,796
WCI Communities, Inc +	32,300	774,554

		4,405,622

Hospital Management - 0.38%

LifePoint Hospitals, Inc. +#	32,600	941,814
Prime Medical Services, Inc. +	19,531	142,557
Select Medical Corp. #	80,564	1,069,890

		2,154,261

Hospital Supplies - 1.15%

Advanced Neuromodulation Systems, Inc. +#	29,000	850,280
Conmed Corp. +	32,146	785,970
Henry Schein, Inc. +	46,500	2,896,020
NuVasive, Inc. +#	20,100	190,749
Owens & Minor, Inc. #	58,719	1,438,615
Techne Corp. +	10,165	393,792

		6,555,426

Household Products - 0.97%

Chattem, Inc. +#	53,221	1,622,708
CSS Industries, Inc.	6,100	184,342
Jarden Corp. +	57,500	1,741,675
John H. Harland Co.	31,100	914,029
Tupperware Corp.	64,000	1,092,480

		5,555,234

Human Resources - 0.96%

Gevity HR, Inc. #	25,630	457,239
Hudson Highland Group, Inc. +	14,500	398,605
Kforce, Inc. +	63,700	418,509
Labor Ready, Inc. +	68,500	848,715
MPS Group, Inc. +	150,400	1,343,072
Resources Connection, Inc. +	60,500	1,983,190

		5,449,330

Information Processing - Business Software - 0.17%

Cerner Corp. +	22,600	990,106

Information Processing - Hardware - 0.81%

Electronics Boutique Holdings Corp. +	31,695	967,648
Gateway, Inc. +	92,800	407,392
Ingram Micro, Inc., Class A +	60,972	903,605
Komag, Inc. +#	2,978	33,413
Mercury Computer Systems, Inc. +#	47,100	1,272,642
Synaptics, Inc. +#	39,300	721,941
Tech Data Corp. +	7,771	292,656

		4,599,297

Information Processing - Services - 5.34%

Aeroflex, Inc. +	85,300	859,824
Agilysys, Inc. #	81,855	1,275,301
Anixter International, Inc. +	31,782	1,120,951
BISYS Group, Inc. +	51,400	729,880
Black Box Corp.	35,600	1,290,144
CACI International, Inc., Class A +	67,500	3,286,575
Catapult Communications Corp. +#	14,900	356,110
Ciber, Inc. +	123,600	833,064
CSG Systems International, Inc. +	9,653	139,679
Digital Insight Corp. +#	107,500	1,608,200
DigitalNet Holdings, Inc. +#	12,904	280,533
Earthlink, Inc. +#	149,078	1,492,271
Factset Research Systems, Inc. #	45,700	2,035,021
FileNET Corp. +	71,600	1,406,224
Infospace, Inc. +	14,000	532,000
Intergraph Corp. +	41,800	1,084,292
Internet Security Systems, Inc. +	58,500	841,815
IPass, Inc. +	142,800	892,500
iVillage, Inc. +	39,400	228,914
Jack Henry & Associates, Inc.	133,400	2,415,874
Kronos, Inc. +	73,450	3,142,191
Marketwatch.com, Inc. +	17,000	159,800
MatrixOne, Inc. +#	100,100	468,468
MTS Systems Corp. #	30,849	670,965
NIC, Inc. +	92,600	500,966
RadiSys Corp. +	54,800	635,680
Rightnow Technologies, Inc. +	38,500	350,350
Riverstone Networks, Inc. +#	146,500	108,410
SI International, Inc. +#	24,311	486,463
SonicWALL, Inc. +#	11,600	62,640
Tyler Technologies, Inc. +#	13,381	121,767
United Online, Inc. +#	90,267	864,758
Verisity, Ltd. +	21,300	110,760
Websense, Inc. +	2,800	107,380

		30,499,770

Information Processing - Software - 4.07%

Actuate Corp. +	19,900	62,287
Acxiom Corp.	68,933	1,548,925
Allscripts Heathcare Solutions, Inc. +	106,874	694,681
Altiris, Inc. +#	36,800	873,264
Ansys, Inc. +	1,757	79,241
Aspen Technologies, Inc. +#	5,958	34,497
Autodesk, Inc.	27,822	1,235,575
Avid Technology, Inc. +	2,653	114,795
Blackbaud, Inc. +	6,400	67,840
Concord Communications, Inc. +	29,300	253,738
Dendrite International, Inc. +	57,000	735,300
DucoCorp International, Inc. +#	10,173	83,520
F5 Networks, Inc. +#	25,100	616,707
Global Payments, Inc. #	46,900	2,080,484
Infousa, Inc. +	7,136	64,866
Mercury Interactive Corp. +	16,800	579,768
Microstrategy, Inc., Class A +	3,075	106,426
Motive, Inc. +	35,900	367,616
Netegrity, Inc. +#	58,300	353,881
NetIQ Corp. +	76,900	739,778
Open Solutions, Inc. +	17,300	398,938
Packeteer, Inc. +	32,900	329,987
Parametric Technology Corp. +	107,892	525,434
PDF Solutions, Inc. +#	54,200	500,808
Per-Se Technologies, Inc. +	56,484	707,745
Progress Software Corp. +	126,589	2,549,502
Quest Software, Inc. +#	63,800	645,656
Red Hat, Inc. +#	51,300	628,938
Renaissance Learning, Inc.	18,900	451,899
RSA Security, Inc. +#	64,600	961,894
S1 Corp. +	101,700	803,430
Seachange International, Inc. +	61,400	938,192
Serena Software, Inc. +#	23,539	368,385
SPSS, Inc. +	32,122	443,284
Transaction Systems Architects, Inc., Class A +#	29,428	501,453
Verity, Inc. +	58,953	675,012
Wind River Systems, Inc. +	99,500	1,079,575

		23,203,321

Insurance - 5.55%

Aspen Insurance Holdings, Ltd.	46,700	1,102,120
Assured Guaranty, Ltd.	96,200	1,542,086
Bristol West Holdings, Inc.	48,500	801,705
Brown & Brown, Inc. #	19,800	889,020
Commerce Group, Inc.	19,900	954,205
FPIC Insurance Group, Inc. +#	28,484	681,052
Harleysville Group, Inc.	18,500	367,410
Horace Mann Educators Corp.	110,200	1,870,094
Humana, Inc. +	50,266	955,054
Infinity Property & Casualty Corp.	79,189	2,171,362
Markel Corp. +	5,700	1,674,945
Ohio Casualty Corp. +	135,600	2,732,340
PacifiCare Health Systems, Inc., Class A +	41,529	1,354,261
PartnerRe, Ltd.	35,600	1,827,348
Philadelphia Cons. Holding Corp. +	4,800	255,648
Selective Insurance Group, Inc.	63,900	2,206,467
Sierra Health Services, Inc. +#	44,490	1,918,409
Triad Guaranty, Inc. +#	17,300	963,610
UICI #	62,900	1,749,249
United Fire & Casualty Co. #	3,015	182,709
Universal American Financial Corp. +	72,368	825,719
USI Holdings Corp. +	58,582	753,365
W.R. Berkley Corp.	33,075	1,335,568
WellChoice, Inc. +	25,200	898,380
Zenith National Insurance Corp.	38,959	1,683,808

		31,695,934

Leisure & Tourism - 5.96%

Ameristar Casinos, Inc. #	4,105	111,779
Applebee’s International, Inc.	39,975	962,198
BJ’s Restaurants, Inc. +#	21,000	308,280
Blockbuster, Inc., Class A #	47,556	381,875

Bluegreen Corp. +	54,600	641,550
Boca Resorts, Inc., Class A +	10,300	197,760
Brunswick Corp.	107,134	4,211,438
Carmike Cinemas, Inc. #	3,940	133,960
CEC Entertainment, Inc. +	59,650	2,008,416
Cheesecake Factory, Class A +#	46,900	1,940,722
CKE Restaurants, Inc. +#	122,715	1,468,899
Dave & Buster’s, Inc. +#	22,400	351,680
Handleman Co.	35,100	740,610
Hollywood Entertainment Corp. +#	155,289	1,566,866
Jack in the Box, Inc. +	97,177	2,744,278
Jakks Pacific, Inc. +	4,354	85,251
La Quinta Corp. +	170,500	1,336,720
Lone Star Steakhouse & Saloon, Inc. #	20,418	473,493
Papa John’s International, Inc. +	6,998	200,913
Penn National Gaming, Inc. +#	7,349	285,509
PF Chang’s China Bistro, Inc. +#	19,500	817,440
Polaris Industries, Inc. #	28,377	1,338,259
Prime Hospitality Corp. +	37,000	444,740
RC2 Corp. +	2,468	78,013
Red Robin Gourmet Burgers, Inc. +	40,900	1,430,273
Ruby Tuesday, Inc.	45,900	1,241,595
Scientific Games Corp., Class A +	38,482	655,348
SCP Pool Corp.	29,774	1,256,165
Sonic Corp. +	71,375	1,595,231
Steinway Musical Instruments, Inc. +	14,738	418,707
THQ, Inc. +	43,350	823,217
Trans World Entertainment Corp. +#	153,991	1,535,290
UTI Worldwide, Inc. #	40,900	2,098,170
Vail Resorts, Inc. +	8,267	150,129

		34,034,774

Machinery - 3.00%

Actuant Corp., Class A +#	77,800	2,943,952
Aviall, Inc. +	39,852	797,040
Briggs & Stratton Corp.	14,256	1,070,625
Cummins, Inc.	24,138	1,624,246
Gardner Denver, Inc. +#	1,726	47,862
Graco, Inc.	55,100	1,719,120
Hughes Supply, Inc.	12,134	735,199
IDEX Corp.	23,100	709,632
Insituform Technologies, Inc., Class A +	41,900	745,401
Ionics, Inc. +#	58,000	1,520,180
Joy Global, Inc. +	35,700	1,082,067
Layne Christensen Co. +#	13,000	197,470
Lindsay Manufacturing Co.	60,300	1,505,088
Middleby Corp. #	3,714	186,146
Quixote Corp. #	5,900	113,221
Toro Co. #	32,495	2,117,699

		17,114,948

Medical - Biomedical/Gene - 0.86%

Alexion Pharmaceuticals, Inc. +#	17,800	291,208
Cytogen Corp. +#	21,100	217,963
Cytokinetics, Inc. +#	3,500	33,915
Decode Genetics, Inc. +#	32,900	184,240
Exelixis, Inc. +	46,600	363,480
Lifecell Corp. +	79,900	658,376
Myriad Genetics, Inc. +#	110,800	1,798,284
Regeneron Pharmaceuticals, Inc. +	82,471	734,817
Vertex Pharmaceuticals, Inc. +#	62,011	603,367

		4,885,650

Medical Technology - 2.35%

Abaxis, Inc. +	65,500	985,775
Andrx Corp. +	52,027	1,048,864
Biolase Technology, Inc.	73,676	700,659
Cantel Medical Corp. +	1,171	31,910
Charles River Laboratories International, Inc. +	28,566	1,244,049
DJ Orthopedics, Inc. +	31,300	664,812
Enzon, Inc. +	78,100	1,087,152

Haemonetics Corp. +#	44,689	1,413,066
Hologic, Inc. +	34,000	629,680
Idexx Laboratories, Inc. +	2,555	124,454
Illumina, Inc. +	66,833	384,290
Integra LifeSciences Corp. +#	40,000	1,194,800
Kosan Biosciences, Inc. +	107,900	699,192
Lexicon Genetics, Inc. +	43,900	265,595
Lifeline Systems, Inc. +	37,600	838,856
Nektar Therapeutics +#	12,100	154,154
Noven Pharmaceuticals, Inc. +	59,300	1,126,107
Possis Medical, Inc. +	29,700	519,750
Thoratec Corp. +#	31,400	308,348

		13,421,513

Metals - 2.46%

Century Aluminum Co. +	12,791	316,961
Gibraltar Steel Corp.	17,500	560,525
Harsco Corp.	62,900	2,822,952
Lawson Products, Inc.	4,800	178,560
Lihir Gold, Ltd. +	52,100	37,889
Material Sciences Corp. +	43,800	561,516
Maverick Tube Corp. +	39,700	1,175,914
Meridian Gold, Inc. +	92,100	1,208,352
Metal Management, Inc. +	38,290	637,146
NN, Inc.	14,200	143,136
NS Group, Inc. +	4,161	62,415
Olympic Steel, Inc. +#	35,697	722,864
Quanex Corp.	1,984	91,423
Reliance Steel & Aluminum Co. #	48,728	1,848,253
Shiloh Industries, Inc. +#	7,310	105,191
Steel Dynamics, Inc. #	96,421	3,023,762
Steel Technologies, Inc.	27,141	545,263

		14,042,122

Mining - 0.18%

Compass Minerals International, Inc.	48,300	1,037,001

Mobile Homes - 0.06%

Monaco Coach Corp.	7,597	163,260
Winnebago Industries, Inc. #	5,300	166,420

		329,680

Multimedia - 0.19%

Entravision Communications Corp. +	135,800	1,099,980

Oil & Gas - 6.53%

Atwood Oceanics, Inc. +	30,000	1,253,100
Cal Dive International, Inc. +#	23,885	713,445
Callon Petroleum Co. +#	16,299	187,601
Cimarex Energy Co. +	5,647	169,015
Clayton Williams Energy, Inc. +	7,757	138,230
Cooper Cameron Corp. +	6,300	320,859
Dawson Geophysical Co. +	3,692	73,102
Dril-Quip, Inc. +	25,200	499,968
Energen Corp.	7,429	352,432
FMC Technologies, Inc. +	94,200	2,893,824
Forest Oil Corp. +	84,600	2,203,830
Frontier Oil Corp.	38,545	787,089
Giant Industries, Inc. +#	16,847	375,688
Grant Prideco, Inc. +	180,500	3,297,735
Gulf Island Fabrication, Inc.	44,993	898,060
Hanover Compressor Co. +#	78,800	908,564
Houston Exploration Co. +	8,300	426,205
Hydril Co. +	18,200	650,650
KCS Energy, Inc. +	43,900	550,945
Key Energy Services, Inc. +	44,300	446,987
Lone Star Technologies, Inc. +	27,838	855,183
Magnum Hunter Resources, Inc. +	92,200	939,518
Newfield Exploration Co. +	28,248	1,563,527
Noble Energy, Inc.	47,300	2,435,004
Pogo Producing Co.	22,500	989,550
Range Resources Corp.	76,000	1,140,000
Remington Oil & Gas Corp. +#	13,178	326,287

Seacor Smit, Inc. +#	49,975	2,157,421
Smith International, Inc. +	15,300	871,794
Swift Energy Co. +	45,400	923,890
Tesoro Petroleum Corp. +	57,509	1,361,813
UGI Corp.	42,430	1,449,409
Ultra Petroleum Corp. +	27,900	1,159,245
Universal Compression Holdings, Inc. +#	29,823	978,493
Veritas DGC, Inc. +	86,100	2,017,323
Vintage Petroleum, Inc.	25,346	415,674
W-H Energy Services, Inc. +	28,300	535,436

		37,266,896

Paper/Forest Products - 1.51%

Buckeye Technologies, Inc. +	104,200	1,111,814
Chesapeake Corp.	74,500	1,697,855
Louisiana-Pacific Corp.	67,817	1,675,080
Potlatch Corp. #	49,748	2,134,189
Rayonier, Inc.	17,728	822,047
Smurfit-Stone Container Corp. +	14,000	248,360
Universal Forest Products, Inc.	30,800	920,612

		8,609,957

Pollution Control - 0.30%

BHA Group Holdings, Inc., Class A #	3,945	149,910
Duratek, Inc. +#	3,760	55,836
Tetra Tech, Inc. +	86,274	1,533,089

		1,738,835

Publishing - 0.92%

Consolidated Graphics, Inc. +#	67,480	2,756,558
Scholastic Corp. +	84,115	2,460,364
Thomas Nelson, Inc. #	1,627	30,913

		5,247,835

Railroads & Equipment - 0.08%

Genesee & Wyoming, Inc., Class A +	6,300	140,994
Kansas City Southern +#	20,418	306,270

		447,264

Real Estate Investment Trusts - 3.57%

Arden Realty, Inc.	42,000	1,378,860
Ashford Hospitality Trust, Inc.	16,800	144,480
Associated Estates Realty Corp.	56,200	526,594
CBL & Associates Properties, Inc.	26,528	1,620,330
EastGroup Properties, Inc. #	48,900	1,650,375
Entertainment Properties Trust	29,100	1,086,885
Equity One, Inc.	53,451	1,059,399
Essex Property Trust, Inc.	5,700	420,375
FelCor Lodging Trust, Inc. +#	140,939	1,650,396
Gables Residential Trust #	45,000	1,496,700
Innkeepers USA Trust	187,411	2,162,723
Lasalle Hotel Properties	29,300	827,432
LTC Properties, Inc.	57,000	1,021,440
Manufactured Home Communities, Inc.	13,800	461,886
National Health Investors, Inc.	30,500	879,620
Omega Healthcare Investors, Inc.	73,200	746,640
Parkway Properties, Inc.	3,900	184,275
Price Legacy Corp.	7,700	144,760
Reckson Associates Realty Corp.	15,700	461,580
U.S. Restaurant Properties, Inc.	46,600	774,492
Washington Real Estate Investment Trust #	54,800	1,662,084

		20,361,326

Retail - 2.79%

7-Eleven, Inc. +	10,069	194,533
Aaron Rents, Inc., Class B #	32,837	674,472
AC Moore Arts & Crafts, Inc. +	13,900	282,587
Barnes & Noble, Inc. +	47,977	1,658,085
Big Lots, Inc. +	36,800	448,592
Casey’s General Stores, Inc.	124,500	2,055,495

Claire’s Stores, Inc.	20,132	490,013
EZCORP, Inc. +#	20,000	145,600
Finlay Enterprises, Inc. +#	2,546	47,763
Linens ’N Things, Inc. +	38,000	953,040
Longs Drug Stores Corp.	43,700	1,061,036
MarineMax, Inc. +#	47,898	938,801
Men’s Wearhouse, Inc. +	36,600	1,024,800
Movado Group, Inc. #	32,000	459,200
Nash Finch Co. #	32,002	945,019
Neiman Marcus Group, Inc., Class A	10,000	532,000
Pantry, Inc. +	23,359	454,566
Priceline.com, Inc. +#	29,200	609,696
Rent-A-Center, Inc. +	52,187	1,570,829
Smart & Final, Inc. +#	17,032	277,792
Ultimate Electronics, Inc. +#	26,900	63,484
Yankee Candle Co., Inc. +	19,693	533,877
Zale Corp. +	18,932	485,038

		15,906,318

Retirement/Aged Care - 0.58%

Sunrise Senior Living, Inc. +#	93,900	3,325,938

Savings & Loan - 0.92%

Commercial Capital Bancorp, Inc.	49,200	1,066,164
FirstFed Financial Corp. +	4,057	184,999
Flagstar Bancorp, Inc.	117,827	2,543,885
Frankfort First Bancorp, Inc.	4,500	107,550
Independence Community Bank Corp.	8,073	316,785
PFF Bancorp, Inc.	22,180	818,442
Sterling Financial Corp. +#	1,325	43,937
WSFS Financial Corp. #	2,786	139,439

		5,221,201

Schools - 0.06%

Apollo Group, Inc., Class A +	573	44,694
Education Management Corp. +	11,000	319,660

		364,354

Semiconductors - 2.67%

ADE Corp. +	17,722	340,617
Amis Holdings, Inc. +	34,800	418,992
Artisan Components, Inc. +#	21,400	589,570
ATMI, Inc. +#	48,400	911,856
Cirrus Logic, Inc. +	163,419	826,900
Emulux Corp. +	69,000	732,090
Entegris, Inc. +	79,500	632,820
Exar Corp. +	62,100	856,359
Kulicke & Soffa Industries, Inc. +#	213,182	1,168,237
Lattice Semiconductor Corp. +	13,800	62,928
Micrel, Inc. +	79,100	768,061
Microsemi Corp. +	54,500	588,055
MKS Instruments, Inc. +	79,000	1,061,760
Mykrolis Corp. +#	88,300	779,689
Omnivision Technologies, Inc. +	42,600	444,318
Photronics, Inc. +#	88,466	1,269,487
Power Integrations, Inc. +	8,300	166,664
Semtech Corp. +	97,200	1,758,348
Sigmatel, Inc. +	27,100	455,009
Sirf Technology Holdings, Inc. +#	35,400	353,292
Skyworks Solutions, Inc. +	27,300	227,409
Tessera Technologies, Inc. +	42,700	832,223

		15,244,684

Telecommunications - 2.02%

Aspect Communications Corp. +#	147,616	1,263,593
Atheros Communications, Inc. +#	9,600	76,416
Harris Corp.	9,305	448,129
Ixia +	35,100	278,343
Metrocall Holdings, Inc. +#	3,979	257,163
Netgear, Inc. +#	116,370	1,506,991
Price Communications Corp. +	63,540	954,371
PTEK Holdings, Inc. +#	279,199	2,392,735

Spectrasite, Inc. +	45,100	2,026,794
Stratos Lightwave, Inc. +#	3,532	13,775
Talk America Holdings, Inc. +#	89,243	514,932
Tekelec +	24,700	451,269
Tessco Technologies, Inc. +#	14,529	165,631
West Corp. +#	25,551	658,705
Western Wireless Corp., Class A +	20,100	504,309

		11,513,156

Textile - Products - 0.32%
Culp, Inc. +#	12,500	94,875
G&K Services, Inc., Class A	45,600	1,660,296
UniFirst Corp. #	2,764	79,410

		1,834,581

Therapeutics - 1.04%
Abgenix, Inc. +	11,300	112,435
Amylin Pharmaceuticals, Inc. +#	24,800	490,792
Anadys Pharmaceuticals, Inc. +	31,500	211,995
Anika Therapeutics, Inc. +	6,999	91,267
AtheroGenics, Inc. +#	37,400	627,946
CV Therapeutics, Inc. +#	8,500	109,055
Inspire Pharmaceuticals, Inc. +#	58,800	849,660
Medicines Co. +	21,000	530,880
Memory Pharmaceuticals Corp. +#	20,400	146,248
Neurocrine Biosciences, Inc. +#	21,200	1,055,124
NPS Pharmaceuticals, Inc. +#	15,300	321,300
Onyx Pharmaceuticals, Inc. +#	30,100	1,117,914
Trimeris, Inc. +#	22,100	266,084

		5,930,700

Utilities - Communication - 0.12%
Commonwealth Telephone Enterprises, Inc. +#	16,132	700,935

Utilities - Electric - 1.18%
CenterPoint Energy, Inc. #	140,243	1,534,259
CH Energy Group, Inc.	23,500	1,071,835
Cleco Corp.	45,200	794,164
El Paso Electric Co. +	59,633	914,770
Headwaters, Inc. +	40,300	1,233,583
UniSource Energy Corp. #	48,767	1,201,131

		6,749,742

Utilities - Gas, Distribution - 1.35%
AGL Resources, Inc.	31,518	960,984
National-Oilwell, Inc. +#	124,600	3,725,540
Northwest Natural Gas Co.	34,700	1,069,801
Piedmont Natural Gas Co., Inc.	27,200	1,180,480
Southwest Gas Corp.	32,100	757,560

		7,694,365

Total Investment Securities - 99.32% (Cost $548,028,814)		566,873,238

SHORT-TERM INVESTMENTS - 17.18%
Collective Investment Pool - 16.49%
Securities Lending Quality Trust (1)	$94,149,400	94,149,400

Registered Investment Companies - 0.54%
T. Rowe Price Reserve Investment Fund	3,066,956	3,066,956

Time Deposit - 0.15%
Euro Time Deposit with State Street Bank & Trust Co. 0.25% due 9/01/04	849,000	849,000

Total Short-Term Investments (Cost $98,065,356)		98,065,356

TOTAL INVESTMENTS (Cost $646,094,170) (2)	116.50%	$664,938,594
Liabilities in excess of other assets	(16.50)%	(94,177,358)

NET ASSETS -	100%	$570,761,236

+	Non-income producing
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS - August 31, 2004 (Unaudited)

	Number of Shares / Par Value / Warrants	Market Value (Note 1)
COMMON STOCK - 91.26%
Advertising - 0.45%

24 / 7 Real Media, Inc. +#	10,568	$34,557
ADVO, Inc.	14,748	436,246
Catalina Marketing Corp. +#	25,346	570,285
Grey Global Group, Inc. #	421	383,531
Marchex, Inc., Class B +	1,997	18,293
R.H. Donnelley Corp. +	10,949	508,581
Sitel Corp. +	28,323	60,328
ValueVision Media, Inc., Class A +	8,735	109,100
Ventiv Health, Inc. +	8,977	135,283

		2,256,204

Aerospace/Defense - 1.23%

AAR Corp. +#	15,676	167,733
Armor Holdings, Inc. +	13,879	492,149
BE Aerospace, Inc. +#	17,992	190,715
Curtiss-Wright Corp.	10,204	557,649
DRS Technologies, Inc. +	11,506	418,588
Ducommun, Inc. +#	3,535	76,603
EDO Corp.	7,617	199,489
Engineered Support Systems, Inc.	10,828	467,878
Esterline Technologies Corp. +	10,292	326,565
Gencorp, Inc. #	19,239	232,407
Heico Corp. #	9,466	154,391
Herley Industries, Inc. +	5,550	102,065
Innovative Solutions and Support, Inc. +#	3,390	90,581
Kaman Corp., Class A	10,267	119,713

Moog, Inc., Class A +	12,652	449,779
MTC Technologies, Inc. +#	3,518	87,739
Northwest Airlines Corp., Class A +#	36,347	342,389
Orbital Sciences Corp., Class A +#	23,665	252,506
Sequa Corp., Class A +	3,030	161,317
Teledyne Technologies, Inc. +	15,782	381,135
Titan Corp. +	40,792	540,086
Triumph Group, Inc. +	7,709	248,230
United Industrial Corp.	5,161	155,191

		6,214,898

Airlines - 0.52%

Airtran Holdings, Inc. +#	41,077	499,085
Alaska Air Group, Inc. +#	13,031	306,750
America West Holdings Corp., Class B +#	17,072	112,675
Continental Airlines, Inc., Class B +#	32,181	310,547
Delta Air Lines, Inc. +#	52,061	210,326
ExpressJet Holdings, Inc. +	18,209	195,747
FLYi, Inc. +#	22,040	102,266
Frontier Airlines, Inc. +#	17,272	155,448
Mesa Air Group, Inc. +#	15,413	98,720
Old Dominion Freight Lines, Inc. +	8,010	225,161
SkyWest, Inc.	28,220	406,086

		2,622,811

Apparel & Products - 1.91%

Aeropostale, Inc. +	26,947	839,399
Bebe Stores, Inc. +#	2,921	53,075
Blair Corp.	3,953	110,684
Brown Shoe Co., Inc.	8,792	233,164
Buckle, Inc. #	3,688	95,704
Cache, Inc. +	4,644	62,415
Carter’s, Inc. +#	3,198	89,416
Casual Male Retail Group, Inc. +#	13,668	80,505
Cato Corp., Class A	9,475	200,396
Charlotte Russe Holding, Inc. +	5,640	80,596
Charming Shoppes, Inc. +	55,927	383,659
Cherokee, Inc. #	3,297	77,578
Children’s Place Retail Stores, Inc. +#	8,233	161,449
Christopher & Banks Corp.	18,266	321,664
Deckers Outdoor Corp. +#	4,355	127,863
DHB Industries, Inc. +#	9,921	125,699
Dress Barn, Inc. +	9,970	165,203
Finish Line, Inc., Class A	9,123	264,658
Genesco, Inc. +	10,594	238,683
Goody’s Family Clothing, Inc. #	9,147	69,975
Guess ?, Inc. +	7,242	109,934
Gymboree Corp. +	14,843	215,372
Hartmarx Corp. +	11,115	70,580
Hot Topic, Inc. +#	23,447	354,050
J. Jill Group, Inc. +#	8,632	156,153
K-Swiss, Inc., Class A #	12,574	245,319
Kellwood Co.	13,197	481,690
Kenneth Cole Productions, Inc., Class A	4,052	109,323
Oakley, Inc. #	10,056	115,342
OshKosh B’Gosh, Inc., Class A	3,238	65,958
Oxford Industries, Inc. #	6,447	260,846
Payless ShoeSource, Inc. +	33,073	383,647
Perry Ellis International, Inc. +#	2,633	59,479
Phillips-Van Heusen Corp.	11,784	237,565
Quiksilver, Inc. +	27,073	588,838
Russell Corp.	13,895	248,165
Shoe Carnival, Inc. +#	3,580	41,063
Skechers U.S.A., Inc., Class A +#	9,640	128,212
Stage Stores, Inc. +#	9,110	290,973
Stein Mart, Inc. +	12,031	196,707
Steven Madden, Ltd. +#	5,640	102,930
Stride Rite Corp.	18,994	187,661
Too, Inc. +	16,733	261,871
Warnaco Group, Inc. +	22,316	449,444
Weyco Group, Inc.	1,320	44,220
Wolverine World Wide, Inc.	19,329	466,215

		9,653,342

Appliances/Furnishings - 0.68%

American Woodmark Corp. +#	2,603	180,180
Applica, Inc. +	9,522	38,279
Bassett Furniture Industries, Inc.	5,010	94,188
CompX International, Inc., Class A +	1,647	26,270
Ethan Allen Interiors, Inc.	16,022	572,626
Furniture Brands International, Inc.	25,319	582,337
Griffon Corp. +#	11,867	237,577
Haverty Furniture Cos., Inc.	9,023	152,759
Hooker Furniture Corp. #	3,329	88,285
Interface, Inc., Class A +	21,516	153,624
Kimball International, Inc., Class B	10,524	143,126
La-Z-Boy Chair Co. #	25,564	394,708
Lancaster Colony Corp.	13,141	542,461
Stanley Furniture Co., Inc. #	2,718	109,753
Tempur- Pedic International, Inc. +#	9,140	111,142

		3,427,315

Automotive - 1.66%

Acuity Brands, Inc.	20,703	476,376
Aftermarket Technology Corp. +	5,690	75,393
America’s Car Mart, Inc. +#	2,731	87,583
AO Smith Corp. #	8,275	202,075
ArvinMeritor, Inc.	33,729	644,224
Asbury Automotive Group, Inc. +	5,447	75,060
ASV, Inc. +	3,790	115,102
Collins & Aikman Corp. +#	18,621	86,401
Cooper Tire & Rubber Co.	32,055	725,725
CSK Auto Corp. +	22,615	265,500
Exide Technologies +	11,369	180,312
Goodyear Tire & Rubber Co. +#	73,991	812,421
Group 1 Automotive, Inc. +	9,465	260,004
Hayes Lemmerz International, Inc. +	18,339	235,656
Kaydon Corp.	13,709	390,158
Keystone Automotive Industries, Inc. +	7,385	163,947
Lithia Motors, Inc., Class A	6,935	147,369
Midas, Inc. +	7,508	119,002
Modine Manufacturing Co.	11,546	344,071
Monro Muffler Brake, Inc. +	4,562	93,703
Noble International Ltd.	3,085	62,903
Pep Boys-Manny, Moe & Jack #	28,064	446,218
Standard Motor Products, Inc., Class A	6,110	87,312
Strattec Security Corp. +	1,858	115,549
Superior Industries International, Inc. #	10,850	343,945
TBC Corp. +	9,618	209,288
Tenneco Automotive, Inc. +	20,366	273,719
Thor Industries, Inc.	17,404	445,890
Tower Automotive, Inc. +#	28,215	84,081
United Auto Group, Inc. #	9,311	225,606
Visteon Corp.	62,927	587,109

		8,381,702

Auto - Replacement Parts - 0.07%

Sonic Automotive, Inc., Class A	13,457	279,905
Valence Technology, Inc. +#	26,354	74,582

		354,487

Banks - 8.05%

1st Source Corp.	5,727	144,607
ABC Bancorp #	4,747	86,158
Alabama National Bancorp #	5,808	347,086
Amcore Financial, Inc.	12,195	342,923
AmericanWest Bancorp +	4,963	88,143
Arrow Financial Corp. #	4,091	121,912
BancFirst Corp. #	1,559	94,959
Bancorp Bank +#	3,341	66,820
BancorpSouth, Inc. #	37,538	840,851
BancTrust Financial Group, Inc. #	4,154	74,689
Bank of Granite Corp. #	6,583	125,077
Bank of The Ozarks, Inc. #	5,177	135,637

Banner Corp.	4,917	139,938
Boston Private Financial Holdings, Inc. #	13,277	323,428
Bryn Mawr Bank Corp. #	3,427	69,362
Camden National Corp. #	3,758	122,135
Capital City Bank Group, Inc. #	4,311	167,525
Capital Corp. of the West	2,449	96,491
Capital Crossing Bank +#	2,056	48,008
Capitol Bancorp, Ltd. #	4,944	142,239
Cascade Bancorp #	8,086	140,696
Cathay Bancorp, Inc.	10,536	734,043
CB Bancshares, Inc. #	2,143	202,771
Center Financial Corp. #	4,680	79,654
Central Coast Bancorp +	4,357	84,961
Central Pacific Financial Corp. #	7,826	218,737
Century Bancorp, Inc., Class A	1,698	53,572
Chemical Financial Corp. #	11,636	399,231
Citizens Banking Corp.	21,070	674,029
City Bank #	3,747	122,902
City Holding Co.	8,130	254,713
CoBiz, Inc. #	6,263	97,390
Columbia Bancorp #	2,824	81,670
Columbia Banking System, Inc.	6,821	154,086
Commercial Federal Corp.	19,805	540,082
Community Bank Systems, Inc.	12,247	312,911
Community Banks., Inc. #	5,198	143,829
Community First Bankshares, Inc.	17,926	576,679
Community Trust Bancorp, Inc. #	5,263	158,732
Corus Bankshares, Inc.	7,569	324,483
CVB Financial Corp.	17,814	386,029
East West Bancorp, Inc.	24,428	885,026
Farmers Capital Bank Corp. #	2,938	97,307
Financial Institutions, Inc.	3,912	85,516
First BanCorp North Carolina #	3,610	117,217
First BanCorp Puerto Rico	16,717	768,313
First Busey Corp., Class A #	6,434	121,796
First Charter Corp. #	14,465	334,286
First Citizens BancShares, Inc., Class A	2,948	344,945
First Commonwealth Financial Corp.	33,807	455,718
First Community Bancorp #	6,321	257,328
First Community Bancshares, Inc. #	4,877	155,625
First Financial Bancorp	17,047	306,846
First Financial Bankshares, Inc. #	6,649	271,878
First Financial Corp. #	6,576	203,856
First Merchants Corp. #	9,012	220,434
First Midwest Bancorp, Inc.	22,634	779,289
First National Bankshares of Florida, Inc. #	23,254	578,560
First Oak Brook Bancshares, Inc., Class A #	3,255	96,022
First of Long Island Corp. #	1,657	70,770
First Republic Bank	6,323	283,207
First State Bancorp.	3,711	109,474
FNB Corp. (North Carolina) #	22,501	480,621
FNB Corp. (Virginia) #	3,527	94,030
Frontier Financial Corp. #	7,876	273,297
GB&T Bancshares, Inc. #	3,668	77,285
German American Bancorp #	4,500	77,625
Glacier Bancorp, Inc. #	11,905	335,483
Gold Banc Corp., Inc.	19,482	301,971
Great Southern Bancorp, Inc. #	5,042	162,504
Greater Bay Bancorp #	24,967	710,810
Hancock Holding Co.	13,517	419,838
Hanmi Financial Corp. #	4,169	133,742
Harleysville National Corp. #	12,729	305,878
Heartland Financial USA, Inc. #	4,465	80,236
Iberiabank Corp.	3,046	171,094
Independent Bank Corp. (Massachusetts)	7,144	213,891
Independent Bank Corp. (Michigan)	8,589	221,424
Integra Bank Corp. #	7,442	152,338
Interchange Financial Services Corp. #	5,358	130,199
Irwin Financial Corp. #	8,506	218,859
Lakeland Bancorp, Inc. #	6,392	104,126
Lakeland Financial Corp. #	2,830	90,560
Macatawa Bank Corp. #	4,280	110,510
Main Street Banks, Inc. #	6,604	184,252
Mainsource Financial Group, Inc. #	4,526	89,751

MB Financial, Inc.	8,758	329,126
MBT Financial Corp. #	7,019	134,273
Mercantile Bank Corp.	3,486	121,975
Mid-State Bancshares	11,464	279,722
Midwest Banc Holdings, Inc. #	5,239	98,493
Nara Bancorp, Inc. #	8,933	182,412
National Penn Bancshares, Inc. #	11,826	356,081
NBC Capital Corp. #	3,362	82,033
NBT Bancorp, Inc. #	15,995	356,848
NetBank, Inc.	22,526	239,677
Oak Hill Financial, Inc. #	1,703	57,902
Old National Bancorp #	32,260	803,597
Old Second Bancorp, Inc. #	6,520	175,844
Omega Financial Corp.	3,718	121,393
Oriental Financial Group, Inc. #	8,238	222,344
Pacific Capital Bancorp	22,088	631,275
Park National Corp. #	6,654	824,164
Peapack Gladstone Financial Corp. #	3,231	103,715
Pennrock Financial Services Corp. #	3,724	108,555
Peoples Bancorp, Inc.	5,163	132,896
Peoples Holding Co. #	3,980	131,340
PrivateBancorp, Inc. #	7,982	234,751
Prosperity Bancshares, Inc. #	7,580	196,474
Provident Bankshares Corp.	15,808	500,639
R&G Financial Corp., Class B	13,514	467,314
Republic Bancorp, Inc.	31,118	457,746
Republic Bancorp, Inc., Class A	3,958	87,076
Riggs National Corp. #	7,728	181,608
Royal Bancshares of Pennsylvania, Inc., Class A	2,083	48,430
S&T Bancorp, Inc. #	11,514	404,257
Sandy Spring Bancorp, Inc. #	7,056	234,259
Santander Bancorp #	2,561	62,309
SCBT Financial Corp. #	3,753	108,124
Seacoast Banking Corp. of Florida #	5,623	122,694
Security Bank Corp. #	2,271	76,601
Signature Bank +	2,714	72,247
Silicon Valley Bancshares +	17,170	641,299
Simmons First National Corp., Class A #	7,132	176,945
Smithtown Bancorp, Inc. #	2,533	69,657
Southern Community Financial Corp. #	7,236	76,629
Southside Bancshares, Inc. #	4,529	87,183
Southwest Bancorp of Texas, Inc. #	33,366	703,355
Southwest Bancorp, Inc.	5,208	96,348
State Bancorp, Inc.	3,929	86,792
State Financial Services Corp., Class A #	2,797	79,295
Sterling Bancorp	6,541	183,933
Sterling Bancshares, Inc.	21,759	292,441
Sterling Financial Corp. (Pennsylvania) #	10,445	255,380
Suffolk Bancorp #	5,292	161,935
Sun Bancorp, Inc.(NewJersey) +#	3,868	83,549
Susquehanna Bancshares, Inc.	22,392	537,408
SY Bancorp, Inc. #	5,746	135,606
Taylor Capital Group, Inc. #	1,889	43,164
Texas Capital Bancshares, Inc. +	10,365	175,479
Texas Regional Bancshares, Inc., Class A	19,959	583,601
Tompkins Trustco, Inc. #	3,518	158,029
TriCo Bancshares #	5,444	103,436
TrustCo Bank Corp. NY #	36,172	470,236
Trustmark Corp.	22,870	685,643
U.S.B. Holding Co., Inc.	5,329	117,291
UMB Financial Corp.	7,334	353,865
Umpqua Holdings Corp. #	21,263	491,813
Union Bankshares Corp. #	3,714	115,134
United Bankshares, Inc	18,204	603,645
United Community Banks, Inc. #	13,827	326,317
Univest Corp. #	3,690	149,962
Unizan Financial Corp. #	10,578	292,482
Virginia Commerce Bancorp +#	2,980	78,523
Virginia Financial Group, Inc. #	3,481	114,873
Washington Trust Bancorp, Inc.	6,430	158,499
WesBanco, Inc. #	8,572	237,444
West Bancorp. #	8,198	133,299
West Coast Bancorp.	7,311	150,168

Westamerica Bancorp.	15,434	813,989
Western Sierra Bancorp. +#	3,111	96,783
Wilshire State Bank	3,426	112,750
Wintrust Financial Corp. #	9,840	540,019
Yardville National Bancorp. #	4,083	118,162

		40,643,480

Beverages - 0.14%

Boston Beer Co., Inc., Class A +#	3,824	83,210
Coca-Cola Bottling Co. Cons.	1,926	108,491
Farmer Brothers Co. #	3,267	81,675
Hansen Natural Corp. +#	2,920	69,321
National Beverage Corp. +	3,503	29,250
Peet’s Coffee & Tea, Inc. +	5,710	130,759
Robert Mondavi Corp., Class A +	4,752	195,355

		698,061

Broadcasting - 0.80%

4Kids Entertainment, Inc. +#	6,723	117,182
Beasley Broadcast Group, Inc., Class A +	2,620	39,300
Charter Communications, Inc., Class A +#	130,923	417,644
Crown Media Holdings, Inc., Class A +#	7,064	52,132
Cumulus Media, Inc., Class A +	23,947	361,600
Emmis Communications Corp., Class A +	23,821	458,554
Fisher Communications, Inc. +#	3,163	152,457
Gray Television, Inc.	21,810	299,669
Insight Communications, Inc., Class A +#	21,646	191,351
Liberty Corp.	7,635	308,607
Lin TV Corp., Class A +	13,047	263,288
Lodgenet Entertainment Corp. +	4,867	70,864
Mediacom Communications Corp., Class A +#	32,056	200,350
Nexstar Broadcasting Grourp, Inc. +#	4,895	39,845
Paxson Communications Corp. +#	22,042	40,116
Pegasus Solutions, Inc. +#	11,304	141,639
Regent Communications, Inc. +	16,945	97,603
Saga Communications, Inc., Class A +#	7,939	142,505
Salem Communications Corp., Class A +	4,666	124,116
Sinclair Broadcast Group, Inc., Class A	21,762	174,096
Spanish Broadcasting System, Inc., Class A +	17,962	157,347
World Wrestling Entertainment, Inc., Class A	6,489	77,933
Young Broadcasting, Inc., Class A +#	7,862	89,234

		4,017,432

Building Materials - 1.17%

Apogee Enterprises, Inc. #	13,347	150,421
Barnes Group, Inc.	7,256	188,511
Comfort Systems USA, Inc. +	18,695	125,257
Drew Industries, Inc. +#	3,473	119,471
Eagle Materials, Inc.	9,151	593,991
Elkcorp	9,583	239,671
Genlyte Group, Inc. +	5,906	352,647
Infrasource Services, Inc. +#	4,189	37,324
Lennox International, Inc.	21,533	350,127
LSI Industries, Inc.	9,595	91,632
Matthews International Corp., Class A	15,651	553,263
NCI Building Systems, Inc. +	9,465	290,386
Perini Corp. +#	3,124	47,172
Shaw Group, Inc. +#	30,737	316,284
Simpson Manufacturing Co., Inc.	8,923	504,149
Texas Industries, Inc.	10,292	450,790
Trex Co., Inc. +#	4,995	216,483
U.S. Concrete, Inc. +	10,277	62,484
USG Corp. +#	15,664	275,373
Watsco, Inc.	10,822	314,704
York International Corp.	20,093	654,228

		5,934,368

Chemical - 2.64%

Aceto Corp.	7,756	119,132
Airgas, Inc.	29,245	650,701
Albemarle Corp.	15,485	515,031
American Vanguard Corp. #	2,432	73,957

Arch Chemicals, Inc.	11,313	308,845
Cabot Microelectronics Corp. +#	12,066	402,884
Crompton Corp.	55,695	383,739
Cytec Industries, Inc.	18,903	911,881
Ferro Corp.	20,372	418,441
FMC Corp. +	17,678	817,254
Georgia Gulf Corp.	13,847	525,494
Great Lakes Chemical Corp.	24,670	644,380
H.B. Fuller Co.	13,853	364,749
Hercules, Inc. +	53,460	733,471
Hexcel Corp. +#	10,146	133,318
IMC Global, Inc.	56,307	897,534
Kronos Worldwide, Inc. #	1,476	47,660
MacDermid, Inc.	13,124	387,683
Millennium Chemicals, Inc. +#	31,586	589,079
Minerals Technologies, Inc.	9,984	560,801
Newmarket Corp. +	6,673	138,064
NL Industries, Inc. #	3,832	55,411
Octel Corp.	6,048	134,024
Olin Corp. #	33,776	570,477
OM Group, Inc. +	13,785	469,379
Omnova Solutions, Inc. +	19,535	115,061
PolyOne Corp. +	44,520	316,092
Quaker Chemical Corp.	4,007	97,250
Schulman (A), Inc.	14,659	294,060
Sensient Technologies Corp. #	22,746	477,666
Spartech Corp.	12,194	295,461
Stepan Co. #	2,566	58,248
Symyx Technologies, Inc. +	13,679	259,217
Valhi, Inc. #	4,937	72,080
W.R. Grace & Co. +#	31,900	243,078
WD-40 Co. #	8,297	237,128

		13,318,730

Commercial Services - 2.96%

1-800 Contacts, Inc. +#	3,533	49,780
1-800-FLOWERS.COM, Inc., Class A +	10,774	80,159
ABM Industries, Inc.	18,257	327,896
ACE Cash Express, Inc. +#	4,380	119,837
Administaff, Inc. +#	10,515	106,832
Advisory Board Co. +	8,600	275,716
Anchor Glass Container Corp. #	4,780	39,865
Arbitron, Inc. +	15,034	582,718
Blount International, Inc. +#	2,072	22,481
Central European Distribution Corp. +#	5,955	145,838
Central Parking Corp. #	8,989	146,071
Century Business Services, Inc. +	30,715	130,539
Ceradyne, Inc. +#	7,753	301,824
Charles River Associates, Inc. +#	4,940	148,941
Chemed Corp. #	5,897	322,507
Clark, Inc. +#	7,838	105,421
Cornell Cos., Inc. +#	6,466	77,592
Corrections Corp. of America +	17,086	591,859
CoStar Group, Inc. +	7,797	329,735
Crown Holdings, Inc. +	80,288	778,794
DiamondCluster International, Inc., Class A +	11,314	130,224
Dycom Industries, Inc. +	23,578	606,426
Electro Rent Corp. +	8,759	88,203
Euronet Worldwide, Inc. +	10,934	192,001
Exponent, Inc. +	2,925	75,936
First Advantage Corp., Class A +	1,501	26,643
Flanders Corp. +#	6,357	54,416
FTI Consulting, Inc. +#	20,690	369,937
Geo Group, Inc. +	4,032	78,624
Greg Manning Auctions, Inc. +#	2,453	33,851
Greif Brothers Corp., Class A	6,330	246,870
Healthcare Services Group, Inc.	7,226	128,623
Insurance Auto Auctions, Inc. +#	4,199	72,265
Integrated Electrical Services, Inc. +	15,979	77,019
Interactive Data Corp. +	17,870	335,956
Intersections, Inc. +	3,441	43,632
Laidlaw International, Inc. +	50,467	792,332
Landauer, Inc.	4,328	193,808
LECG Corp. +	6,344	100,933

LKQ Corp. +#	7,091	129,340
Maximus, Inc. +	9,070	263,846
McGrath Rent Corp.	4,680	160,477
MemberWorks, Inc. +#	2,862	71,378
Mobile Mini, Inc. +#	6,978	190,150
Navigant Consulting, Inc. +	22,315	427,779
Pacer International, Inc. +	13,437	208,273
Parexel International Corp. +	12,692	244,321
Plexus Corp. +#	20,930	246,765
Pre-Paid Legal Services, Inc. +#	5,083	125,550
PRG-Shultz International, Inc. +#	19,938	113,048
ProcureNet, Inc. (1)(5)	9,300	93
Proxymed, Inc. +#	2,916	26,390
Quanta Services, Inc. +#	35,021	224,835
Raven Industries, Inc. #	3,762	154,242
Rent-Way, Inc. +#	12,747	93,053
Rewards Network, Inc. +#	7,768	54,764
Rollins, Inc.	9,499	221,897
Safeguard Scientifics, Inc. +#	58,197	103,591
SFBC International, Inc. +#	6,063	163,701
Silgan Holdings, Inc.	5,327	238,383
Sotheby’s Holdings, Inc., Class A +	22,199	354,962
Source Interlink Cos., Inc. +	9,556	83,806
Sourcecorp, Inc. +	7,829	173,412
Stamps.com, Inc. +#	8,161	121,762
Startek, Inc. #	5,283	164,460
Stewart Information Services Corp.	8,272	302,259
TeleTech Holdings, Inc. +#	18,291	150,718
TNS, Inc. +#	2,161	42,399
United Rentals, Inc. +	20,965	307,976
URS Corp. +	15,247	376,601
Volt Information Sciences, Inc. +	3,848	102,434
Washington Group International, Inc. +	12,259	431,272
Watson Wyatt & Co. Holdings, Class A	15,655	394,506
Wireless Facilities, Inc. +#	23,030	146,931

		14,947,478

Conglomerates - 0.10%

Trinity Industries, Inc. #	17,827	494,699

Consumer Service - 0.04%

Advanta Corp., Class B	9,547	224,355

Drugs - 2.19%

Able Laboratories, Inc. +#	8,276	177,934
Accelrys, Inc. +	11,844	69,880
Adolor Corp. +#	18,865	216,947
Advancis Pharmaceutical Corp. +#	4,588	36,296
Alkermes, Inc. +#	43,580	463,255
Alpharma, Inc., Class A	19,092	260,988
Antigenics, Inc. +#	12,334	77,828
Array Biopharma, Inc. +#	11,605	78,914
Atrix Labs, Inc. +#	10,640	314,518
Bentley Pharmaceuticals, Inc. +#	7,462	84,321
Bone Care International, Inc. +#	7,602	186,705
Bradley Pharmaceuticals, Inc., Class A +#	6,575	158,457
Caraco Pharmaceutical Laboratories, Ltd. +#	4,409	31,304
Corixa Corp. +#	27,072	124,802
Cubist Pharmaceuticals, Inc. +#	19,554	153,890
Dendreon Corp. +#	28,082	276,046
Depomed, Inc. +#	10,254	47,373
Durect Corp., Inc. +#	14,751	24,044
DUSA Pharmaceuticals, Inc. +#	7,278	81,586
Dynavax Technologies Corp. +#	3,027	13,803
First Horizon Pharmaceutical Corp. +#	12,760	214,878
Genelabs Technologies, Inc. +#	42,789	102,694
Genta, Inc. +#	29,484	76,953
Guilford Pharmaceuticals, Inc. +#	16,506	87,647
I-Flow Corp. +#	8,814	133,797
Ilex Oncology, Inc. +	18,995	473,735
ImmunoGen, Inc. +#	17,798	90,592
Impax Laboratories, Inc. +#	23,641	338,303
Indevus Pharmaceuticals, Inc. +#	20,109	138,149
Inkine Pharmaceutical Co., Inc. +	23,660	100,555
Isis Pharmaceutical Co., Inc.	25,195	151,170

K-V Pharmaceutical Co., Class A +#	17,357	276,323
KOS Pharmaceuticals, Inc. +	5,798	211,801
Lannett Co., Inc. +#	3,359	37,923
Ligand Pharmaceuticals, Inc., Class B +#	35,914	353,035
Mannatech, Inc. #	6,902	80,063
Natures Sunshine Products, Inc. #	5,037	74,497
NeighborCare, Inc. +	18,260	463,621
NeoPharm, Inc. +#	8,364	47,424
Neurogen Corp. +#	12,143	83,301
Nutraceutical International Corp. +	3,828	53,860
Omega Protein Corp. +	2,896	24,558
Pain Therapeutics, Inc. +#	12,534	87,738
Par Pharmaceutical Cos., Inc. +#	16,646	683,152
Penwest Pharmaceuticals Co. +#	8,071	86,844
Perrigo Co.	30,678	602,516
Petmed Express, Inc. +#	4,549	25,611
Pharmacyclics, Inc. +#	9,534	99,249
Pharmion Corp. +#	5,976	293,840
Pharmos Corp. +#	42,759	135,546
Priority Healthcare Corp., Class B +#	13,904	309,086
Rigel Pharmaceuticals, Inc. +	4,861	100,137
Salix Pharmaceuticals, Ltd. +	17,502	409,372
Santarus, Inc. +#	3,371	31,856
SciClone Pharmaceuticals, Inc. +#	21,675	84,966
Star Scientific, Inc. +#	12,463	63,935
SuperGen, Inc. +#	21,533	138,457
Tanox, Inc. +#	11,536	190,921
USANA Health Sciences, Inc. +#	5,108	148,643
Valeant Pharmaceuticals International #	40,731	955,549
Zymogenetics, Inc. +#	9,434	141,133

		11,082,321

Electronics/Electrical Equipment - 4.40%

Advanced Energy Industries, Inc. +#	10,298	100,508
American Superconductor Corp. +#	11,855	141,667
Analogic Corp.	5,567	229,527
Artesyn Technologies, Inc. +	16,712	142,219
Avista Corp.	23,520	420,538
BEI Technologies, Inc.	5,393	150,141
Bel Fuse, Inc., Class B #	5,486	207,755
Belden CDT, Inc. +#	22,773	456,143
Benchmark Electronics, Inc. +	19,954	573,877
C&D Technologies, Inc.	12,350	198,835
C-COR.net Corp. +	20,911	164,360
California Micro Devices Corp. +#	10,252	54,951
Checkpoint Systems, Inc. +	18,266	275,817
Cherokee International Corp. +#	3,450	26,117
Coherent, Inc. +	14,675	373,185
Commscope, Inc. +	26,172	520,038
CTS Corp. #	17,538	199,933
Cubic Corp. #	7,599	186,100
Cyberoptics Corp. +#	3,601	63,054
Cymer, Inc. +#	17,868	477,433
Daktronics, Inc. +#	7,003	163,450
DDi Corp. +	12,679	71,510
Digital Theater Systems, Inc. +	8,169	105,380
Dionex Corp. +	9,023	415,599
DSP Group, Inc. +	14,175	269,467
Electro Scientific Industries, Inc. +	13,658	282,584
Emcor Group, Inc. +	7,358	298,735
Encore Wire Corp. +#	7,707	96,029
Energy Conversion Devices, Inc. +#	9,790	129,228
Enterasys Networks, Inc. +	102,130	183,834
ESCO Technologies, Inc. +	6,289	404,697
Excel Technology, Inc. +	5,824	144,086
Faro Technologies, Inc. +#	5,138	105,689
FEI Co. +#	11,585	219,999
FuelCell Energy, Inc. +#	20,522	204,399
General Cable Corp. +#	19,104	201,165
Global Imaging Systems, Inc. +	10,663	298,564
Graftech International, Ltd. +	47,275	503,951
Harmonic, Inc. +	34,912	207,028
Hypercom Corp. +	24,777	180,872

Identix, Inc. +#	42,884	197,266
InterDigital Communications Corp. +#	27,003	420,977
Intermagnetics General Corp. +#	12,271	281,988
Invision Technologies, Inc. +#	8,497	399,359
Itron, Inc. +#	10,136	189,239
Keithley Instruments, Inc.	6,114	98,435
Kemet Corp. +	42,024	364,348
Lecroy Corp. +	3,789	53,842
Littelfuse, Inc. +	10,727	390,677
Magma Design Automation, Inc. +#	11,967	197,456
Magnetek, Inc. +#	11,510	74,930
Measurement Specialties, Inc. +#	5,192	121,026
Medis Technologies, Ltd. +#	6,320	66,360
Merix Corp. +#	8,754	87,190
Methode Electronics, Inc., Class A	17,250	227,355
Metrologic Instruments, Inc. +#	5,104	73,447
Microtune, Inc. +#	24,994	123,970
Microvision, Inc. +#	9,061	55,091
MIPS Technologies, Inc., +	19,915	101,567
Molecular Devices Corp. +#	6,125	140,875
Newport Corp. +	19,131	239,137
Oplink Communications, Inc. +	51,971	90,949
Optical Communication Products, Inc., Class A +#	8,928	16,338
OSI Systems, Inc. +#	6,395	93,111
Park Electrochemical Corp.	8,405	186,171
Paxar Corp. +	16,807	340,174
Photon Dynamics, Inc. +#	8,091	181,805
Pixelworks, Inc. +#	19,686	205,522
Planar Systems, Inc. +#	7,110	80,770
Powell Industries, Inc. +#	3,304	54,516
Power-One, Inc. +	31,044	233,140
RAE Systems, Inc. +#	16,780	86,417
Rayovac Corp. +	16,745	384,968
Rofin-Sinar Technologies, Inc. +	7,255	203,865
Rogers Corp. +	8,055	373,671
SBS Technologies, Inc. +#	7,422	76,150
ScanSource, Inc. +	6,094	365,884
Silicon Image, Inc. +#	35,985	395,835
Sipex Corp. +#	9,615	45,864
Sonic Solutions +#	8,480	127,370
Spatialigh, Inc. +#	11,412	56,832
Standard Microsystems Corp. +#	8,944	141,941
Standex International Corp.	5,929	143,956
Stoneridge, Inc. +	7,557	112,221
Suntron Corp. +#	1,186	5,503
Sypris Solutions, Inc.	3,282	40,828
Taser International, Inc. +#	11,706	322,969
Technitrol, Inc. +	19,613	348,327
Thomas & Betts Corp.	28,564	702,674
Thomas Industries, Inc.	7,052	216,849
Trimble Navigation, Ltd. +	24,628	678,255
TTM Technologies, Inc. +	19,810	186,808
Ultralife Batteries, Inc. +#	6,826	100,001
Universal Display Corp. +#	10,114	87,992
Universal Electronics, Inc. +#	6,558	106,043
Varian, Inc. +	16,856	662,778
Vicor Corp.	9,294	110,041
Viisage Technology, Inc. +#	11,115	72,136
Watts Industries, Inc., Class A	11,653	296,685
Wesco International, Inc. +#	8,716	176,412
Wilson Greatbatch Technologies, Inc. +#	10,388	170,155
Woodhead Industries, Inc.	5,886	77,754
Woodward Governor Co.	4,719	277,477
X-Rite, Inc.	10,085	141,190
Zygo Corp. +#	8,686	86,599

		22,217,945

Fertilizers - 0.12%

Delta & Pine Land Co.	18,374	466,883
Terra Industries, Inc. +#	18,971	142,283

		609,166

Finance Companies - 0.48%

Accredited Home Lenders Holding Co. +#	7,948	316,092
Capital Southwest Corp.	1,330	102,410
Charter Municipal Mtg. Acceptance Co.	19,193	405,740
Chittenden Corp.	17,894	642,395
Circle Group Holdings, Inc. +#	9,766	18,262
Credit Acceptance Corp. +#	5,189	97,138
Federal Agricultural Mtg. Corp., Class C +#	4,095	81,327
Financial Federal Corp. +#	8,390	279,051
Metris Cos., Inc. +#	15,681	128,271
Portfolio Recovery Associates, Inc. +#	5,897	168,890
United PanAm Financial Corp. +#	2,245	34,618
World Acceptance Corp. +	7,832	174,888

		2,449,082

Financial Services - 1.34%

Affiliated Managers Group, Inc. +#	11,840	580,752
Apollo Investment Corp. +	30,142	422,892
Asset Acceptance Capital Corp. +	3,818	66,930
Asta Funding, Inc. #	4,514	66,672
BKF Capital Group, Inc.	2,975	82,527
Coinstar, Inc. +#	10,364	204,378
CompuCredit Corp. +	9,074	170,682
Education Lending Group, Inc. +#	6,076	97,398
Encore Capital Group, Inc. +	5,895	99,508
eSpeed, Inc., Class A +#	11,709	117,090
Gabelli Asset Management, Inc., Class A #	3,201	130,313
Greenhill & Co., Inc. #	2,436	49,816
Harris & Harris Group, Inc. +#	6,038	54,040
Investment Technology Group, Inc. +	21,311	292,600
iPayment, Inc. +	5,100	179,520
Knight Trading Group, Inc. +	56,404	511,020
LaBranche & Co., Inc. +	25,709	210,814
Marlin Business Services, Inc. +#	2,883	52,153
MCG Capital Corp. #	15,449	267,268
National Financial Partners Corp.	16,226	558,174
National Processing, Inc. +	4,266	112,878
NCO Group, Inc. +	13,143	335,935
Nelnet, Inc. +	3,938	92,031
New Century Financial Corp. #	13,807	740,607
PDI, Inc. +	4,100	98,769
Piper Jaffray Cos. +	9,644	415,656
Resource America, Inc.	7,225	158,950
Sanders Morris Haris Group, Inc. #	5,803	69,404
Saxon Capital, Inc. +	13,948	350,792
Stifel Financial Corp. +	2,631	71,853
SWS Group, Inc.	7,338	107,502

		6,768,924

Foods - 0.99%

Alico, Inc.	1,738	76,472
American Italian Pasta Co., Class A #	7,800	210,990
Arden Group, Inc. #	681	55,842
Cal-Maine Foods, Inc. #	7,286	78,834
Chiquita Brands International, Inc. +	19,804	373,107
Corn Products International, Inc.	17,725	818,009
Flowers Foods, Inc.	17,271	436,438
Hain Celestial Group, Inc. +	12,489	219,182
Interstate Bakeries Corp. #	22,064	114,071
J&J Snack Foods Corp. +	2,946	126,619
John B. Sanfilippo & Son, Inc. +#	3,062	86,655
Lance, Inc.	12,472	190,198
M & F Worldwide Corp. +#	4,943	65,742
Maui Land & Pineapple Co., Inc. +#	1,564	47,311
MGP Ingredients, Inc. #	3,842	35,385
Performance Food Group Co. +	22,534	495,748
Provide Commerce, Inc. +#	2,122	39,215
Ralcorp Holdings, Inc. +	14,209	517,634
Sanderson Farms, Inc. #	5,007	171,189
Seabord Corp. #	172	91,513
Tejon Ranch Co. +#	3,682	137,302
United Natural Foods, Inc. +	19,252	476,679
Wild Oats Markets, Inc. +#	14,745	130,198

		4,994,333

Freight - 1.57%

Alexander & Baldwin, Inc.	20,669	636,399
Amerco, Inc. +#	4,522	127,520
Arkansas Best Corp.	10,710	368,959
Central Freight Lines, Inc. +	4,166	27,829
Covenant Transport, Inc., Class A +	4,239	82,660
EGL, Inc. +	17,378	421,069
Forward Air Corp. +	10,458	379,939
GATX Corp.	23,959	646,174
Gulfmark Offshore, Inc. +#	7,026	106,936
Heartland Express, Inc.	22,059	386,915
Hub Group, Inc., Class A +	2,832	75,105
Kirby Corp. +	10,540	374,592
Knight Transportation, Inc. +	17,802	354,082
Landstar System, Inc. +	14,489	760,383
Marten Transport, Ltd. +	4,445	77,254
Navarre Corp. +#	10,169	158,535
NuCo2, Inc. +#	3,061	54,578
Offshore Logistics, Inc. +	9,817	292,547
Overnite Corp.	13,615	414,441
Overseas Shipholding Group, Inc. #	13,079	562,397
P.A.M. Transportation Services, Inc. +#	3,103	57,592
Quality Distribution, Inc. +#	4,052	25,082
SCS Transportation, Inc. +	7,225	134,096
Seabulk International, Inc. +#	2,822	25,200
Swift Transportation Co., Inc. +	24,119	438,483
US Xpress Enterprises, Inc., Class A +#	2,796	46,497
USF Corp.	13,475	461,653
Werner Enterprises, Inc.	23,310	413,053

		7,909,970

Funeral Services - 0.11%

Alderwoods Group, Inc. +#	19,445	179,088
Stewart Enterprises, Inc., Class A +	52,202	355,496

		534,584

Gas & Pipeline Utilities - 0.15%

Atmos Energy Corp.	25,436	643,276
Cascade Natural Gas Corp. #	5,455	113,628

		756,904

Hardware & Tools - 0.12%

Lincoln Electric Holdings, Inc.	16,340	491,181
Penn Engineering & Manufacturing Corp.	5,221	99,721

		590,902

Healthcare - 2.57%

Advanced Medical Optics, Inc. +	14,336	533,586
Alliance Imaging, Inc. +	6,110	38,493
Amedisys, Inc. +	5,295	137,035
America Service Group, Inc. +	3,445	130,703
American Healthways, Inc. +#	14,058	379,566
American Medical Systems Holdings, Inc. +	12,266	387,115
Apria Healthcare Group, Inc. +	24,256	684,989
BioVeris Corp. +	9,979	71,949
Bruker BioSciences Corp. +#	10,394	37,107
Candela Corp. +#	9,345	93,263
Corvel Corp. +#	3,083	86,941
Encore Medical Corp. +	14,952	62,649
Endocardial Solutions, Inc. +#	10,670	93,789
Epix Medical, Inc. +#	11,077	219,878
Exactech, Inc. +	2,965	59,004
First Health Group Corp. +	44,522	678,961
Genesis HealthCare Corp. +	9,643	299,801
Gentiva Health Services, Inc. +	12,285	190,172
HealthExtras, Inc. +#	8,067	95,433
Hooper Holmes, Inc.	27,832	114,111
Intuitive Surgical, Inc. +#	16,288	394,984
Invacare Corp.	12,615	558,466
Inveresk Research Group, Inc. +	14,272	506,799
Inverness Medical Innovations, Inc. +#	6,527	100,907

Kindred Healthcare, Inc. +#	12,805	331,137
LabOne, Inc. +	8,286	242,200
Magellan Health Services, Inc. +	13,086	458,926
Matria Healthcare, Inc. +#	5,008	132,311
Medcath Corp. +#	2,929	46,015
Mentor Corp. #	21,283	748,736
Micro Therapeutics, Inc. +#	5,700	23,940
Molina Healthcare, Inc. +	5,040	167,328
National Healthcare Corp. #	3,264	88,095
Oca, Inc., +#	20,532	104,919
Odyssey Healthcare, Inc. +#	17,795	315,327
Option Care, Inc.	6,429	101,128
Orthovita, Inc. +#	19,723	87,767
PolyMedica Corp. #	12,768	388,275
Province Healthcare Co. +	23,989	468,745
Psychiatric Solutions, Inc. +	4,819	105,584
RehabCare Group, Inc. +	7,878	181,115
Res-Care, Inc. +	8,472	89,634
Sola International, Inc. +	15,540	299,922
Steris Corp. +	33,944	776,639
Sybron Dental Specialties, Inc. +	18,739	522,443
Symbion, Inc. +	4,022	65,036
Thermogenesis Corp. +	21,687	85,013
United Surgical Partners International, Inc. +	13,667	493,515
VistaCare, Inc., Class A +#	4,374	72,477
VISX, Inc. +	23,683	480,291
Vital Signs, Inc.	2,728	82,713
Zila, Inc. +#	22,043	89,274

		13,004,206

Heavy Duty Trucks/Parts - 0.23%

Bandag, Inc.	5,455	249,621
Cascade Corp. #	5,172	133,438
Federal Signal Corp. #	23,392	428,307
Wabash National Corp. +	13,168	349,347

		1,160,713

Home Builders - 0.46%

Beazer Homes USA, Inc. #	6,657	650,056
Brookfield Homes Corp.	7,252	191,235
Dominion Homes, Inc. +#	1,940	40,255
Levitt Corp., Class A	7,447	167,632
M/I Schottenstein Homes, Inc. #	5,891	230,044
Meritage Corp. +#	5,145	343,738
Orleans Homebuilders, Inc. +#	1,183	25,943
Technical Olympic USA, Inc. #	4,470	114,074
WCI Communities, Inc +#	16,453	394,543
William Lyon Homes, Inc. +#	2,040	169,830

		2,327,350

Hospital Management - 0.53%

Amsurg Corp. +#	14,700	328,398
Beverly Enterprises, Inc. +#	52,138	373,829
LifePoint Hospitals, Inc. +	18,581	536,805
Pediatrix Medical Group, Inc. +	11,909	834,821
Select Medical Corp.	44,741	594,161

		2,668,014

Hospital Supplies - 1.11%

Aaon, Inc. +	4,238	71,834
Abiomed, Inc. +#	7,407	72,144
Advanced Neuromodulation Systems, Inc. +#	9,764	286,280
Align Technology, Inc. +	25,301	387,611
Ameron International Corp.	3,990	145,037
Arrow International, Inc.	9,308	262,951
ArthroCare Corp. +#	10,337	248,088
Closure Medical Corp. +#	3,342	62,896
Conceptus, Inc. +#	12,398	114,434
Conmed Corp. +	14,452	353,351
Datascope Corp. #	5,666	204,429
Diagnostic Products Corp.	11,005	444,822

ICU Medical, Inc. +#	5,126	134,250
Isolagen, Inc. +#	10,752	90,317
IVAX Diagnostics, Inc. +#	3,270	20,372
Kensey Nash Corp. +#	4,629	132,343
Kyphon, Inc. +#	11,314	252,642
Medical Action Industries, Inc. +#	3,965	63,480
Merit Medical Systems, Inc. +	11,395	194,968
Microtek Medical Holdings, Inc. +#	20,882	82,066
NuVasive, Inc. +#	3,155	29,941
OrthoLogic Corp. +	16,786	119,181
Owens & Minor, Inc.	19,089	467,680
PSS World Medical, Inc. +	32,773	353,621
SonoSite, Inc. +#	7,158	172,723
Techne Corp. +	19,981	774,064
Young Innovations, Inc.	2,285	68,893

		5,610,418

Household Products - 0.58%

Chattem, Inc. +#	8,134	248,006
CSS Industries, Inc. #	3,379	102,113
Del Laboratories, Inc. +	2,381	79,525
Elizabeth Arden, Inc. +#	9,787	201,514
Intermediate Parfums, Inc. #	2,460	29,815
Jacuzzi Brands, Inc. +	36,635	318,725
Jarden Corp. +	13,223	400,525
John H. Harland Co. #	13,690	402,349
Libbey, Inc.	6,638	125,458
Lifetime Hoan Corp. #	3,469	54,429
National Presto Industries, Inc.	2,285	93,000
Playtex Products, Inc. +	16,904	110,383
Revlon, Inc., Class A +	70,942	189,415
Russ Berrie and Co., Inc. #	3,889	75,058
Tupperware Corp.	25,361	432,912
Water Pik Technologies, Inc. +	4,826	64,572

		2,927,799

Human Resources - 0.58%

AMN Healthcare Services, Inc. +#	5,578	64,482
CDI Corp.	5,985	125,685
Cross Country Healthcare, Inc. +#	11,157	165,458
Exult, Inc. +#	24,484	126,827
Gevity HR, Inc.	11,515	205,428
Heidrick & Struggles International, Inc. +	8,140	217,013
Hudson Highland Group, Inc. +#	4,841	133,079
Kelly Services, Inc., Class A	8,552	230,904
Kforce, Inc. +	12,408	81,521
Korn/Ferry International +#	15,199	270,086
Labor Ready, Inc. +#	20,116	249,237
Medical Staffing Network Holdings, Inc. +#	5,893	38,835
MPS Group, Inc. +	51,095	456,278
Resources Connection, Inc. +	11,241	368,480
Spherion Corp. +	29,348	214,827

		2,948,140

Information Processing - Business Software - 0.17%

Cerner Corp. +#	13,825	605,673
RealNetworks, Inc. +#	54,686	271,790

		877,463

Information Processing - Computer Services - 0.04%

CMG Information Services, Inc. +	183,189	216,163

Information Processing - Hardware - 1.09%

Advanced Digital Information Corp. +	31,197	295,124
Cray, Inc. +#	41,659	159,137
Digimarc Corp. +#	7,512	64,603
Dot Hill Systems Corp. +#	21,087	161,527
Drexler Technology Corp. +#	4,734	37,351
Electronics Boutique Holdings Corp. +#	5,646	172,372

Electronics for Imaging, Inc. +	26,051	517,894
Gateway, Inc. +	108,264	475,279
Hutchinson Technology, Inc. +#	12,676	308,280
Imation Corp.	17,237	593,470
InFocus Corp. +	19,245	164,737
Iomega Corp. +	25,051	108,721
Komag, Inc. +#	13,370	150,011
Lexar Media, Inc. +#	34,415	197,542
Mercury Computer Systems, Inc. +	10,314	278,684
Mobility Electronics, Inc. +#	12,012	88,769
Overland Storage, Inc. +#	6,645	87,050
PalmOne, Inc. +#	20,321	663,481
PC Connection, Inc. +#	3,501	23,107
Quantum Corp. +	87,592	205,841
Silicon Storage Technology, Inc. +#	39,467	227,725
SimpleTech, Inc. +#	9,798	37,135
Stratasys, Inc. +#	4,461	111,213
Synaptics, Inc. +#	10,698	196,522
Transact Technologies, Inc. +#	4,153	73,923
Trident Microsystems, Inc. +#	9,109	123,700

		5,523,198

Information Processing - Networking - 0.04%

Corvis Corp. +#	189,220	200,573

Information Processing - Services - 4.11%

ActivCard Corp. +	20,519	124,550
Adaptec, Inc. +	53,036	370,191
Aeroflex, Inc. +	32,074	323,306
Agilysys, Inc. #	13,959	217,481
Anixter International, Inc. +	14,412	508,311
Ansoft Corp. +#	3,483	52,071
Answerthink, Inc. +	21,866	123,543
Anteon International Corp. +#	13,104	430,466
aQuantive, Inc. +#	23,076	199,838
Ariba, Inc. +#	29,067	216,258
AsiaInfo Holdings, Inc. +#	17,159	70,523
Autobytel, Inc. +	20,188	142,124
BISYS Group, Inc. +	58,515	830,913
Black Box Corp.	7,851	284,520
Blue Coat Sytems, Inc. +#	4,357	63,699
Brocade Communications Systems, Inc. +#	126,109	621,717
CACI International, Inc., Class A +	14,165	689,694
Carreker Corp. +#	9,835	100,317
Catapult Communications Corp. +#	2,721	65,032
Ciber, Inc. +#	24,790	167,085
CNET Networks, Inc. +#	61,991	503,987
Corillian Corp. +	15,769	70,960
Covansys Corp. +	9,751	92,147
CSG Systems International, Inc. +	26,220	379,403
Cyberguard Corp. +	6,754	47,616
Digital Insight Corp. +	17,051	255,083
Digital River, Inc. +#	15,495	372,965
DigitalNet Holdings, Inc. +	2,980	64,785
Digitas, Inc. +	26,091	186,551
Doubleclick, Inc. +#	58,779	308,590
Earthlink, Inc. +	67,335	674,023
eCollege.com, Inc. +#	7,726	50,683
Entrust, Inc. +	30,904	82,823
Epicor Software Corp. +#	18,516	183,308
Equinix, Inc. +#	4,719	150,017
Extreme Networks, Inc. +	52,489	244,074
Factset Research Systems, Inc. #	9,900	440,847
FileNET Corp. +	18,931	371,805
FindWhat.com +#	9,451	138,457
Forrester Research, Inc. +	6,639	112,398
Gartner, Inc., Class A +	33,310	398,054
GSI Commerce, Inc. +#	9,404	87,645
Harris Interactive, Inc. +	23,808	142,134
iGate Corp. +	10,125	29,869
Infospace, Inc. +#	15,513	589,494
INTAC International, Inc. +#	3,827	31,573

Intergraph Corp. +#	17,753	460,513
Internap Network Services Corp. +	114,937	59,767
Internet Capital Group, Inc. +#	18,502	101,761
Internet Security Systems, Inc. +	19,766	284,433
IPass, Inc. +#	21,479	134,244
iVillage, Inc. +	12,930	75,123
j2 Global Communications, Inc. +#	9,153	231,205
Jupitermedia Corp. +#	7,600	109,212
Keynote Systems, Inc. +	7,479	100,667
Kintera, Inc. +#	2,893	21,061
Kronos, Inc. +	15,095	645,764
Looksmart, Ltd. +	46,416	71,481
Manhattan Associates, Inc. +#	14,671	342,421
Marketwatch.com, Inc. +	5,069	47,649
MatrixOne, Inc. +	23,644	110,654
Maxwell Technologies, Inc. +#	5,322	50,878
McDATA Corp., Class A +#	57,109	294,682
Mentor Graphics Corp. +	34,051	372,518
Merge Technologies, Inc. +#	5,334	82,677
Micros Systems, Inc. +	7,831	364,455
Mindspeed Technologies, Inc. +#	48,362	146,537
MTS Systems Corp.	10,295	223,916
Neoforma, Inc. +#	4,481	45,706
Net2Phone, Inc. +#	17,340	51,847
Netratings, Inc. +#	5,970	92,296
NetScout Systems, Inc. +	11,538	65,651
NIC, Inc. +#	15,136	81,886
Opsware, Inc. +#	24,939	157,116
Paradyne Networks, Inc. +#	19,143	82,698
PCTEL, Inc. +	10,179	92,527
PEC Solutions, Inc. +	5,610	59,073
Pegasystems, Inc. +#	5,494	34,887
Perot Systems Corp., Class A +	36,962	491,964
Portal Software, Inc. +#	15,679	52,681
ProQuest Co. +#	11,630	282,609
RadiSys Corp. +	9,111	105,688
Redback Networks, Inc. +#	15,172	91,335
Sapient Corp. +	38,288	287,160
Schawk, Inc., Class A #	4,410	62,093
Secure Computing Corp. +#	17,298	122,124
SI International, Inc. +	2,442	48,864
Silicon Graphics, Inc. +#	126,908	200,515
Sohu.com, Inc. +#	10,730	159,448
SonicWALL, Inc. +	28,902	156,071
SRA International, Inc., Class A +#	6,329	286,894
Sykes Enterprises, Inc. +	12,161	55,211
Syntel, Inc. #	3,562	54,392
Tier Technologies, Inc., Class B +	8,063	67,729
Trizetto Group, Inc. +	15,234	93,994
Tyler Technologies, Inc. +	17,847	162,408
United Online, Inc. +#	25,883	247,959
ValueClick, Inc. +	38,438	277,907
Verso Technologies, Inc. +#	64,616	62,678
webMethods, Inc. +	22,488	91,976
Websense, Inc. +	11,151	427,641
Xybernaut Corp. +#	85,983	107,479
Zixit Corp. +#	10,134	42,056

		20,745,111

Information Processing - Software - 3.21%

Actuate Corp. +	25,141	78,691
Advent Software, Inc. +	11,474	193,681
Agile Software Corp. +	25,356	193,213
Allscripts Heathcare Solutions, Inc. +#	13,304	86,476
Altiris, Inc. +#	10,104	239,768
Ansys, Inc. +	7,468	336,807
Ascential Software Corp. +	28,832	373,663
Aspen Technologies, Inc. +#	20,068	116,194
At Road, Inc. +#	16,600	66,566
Atari, Inc. +#	4,479	6,584
Authentidate Holding Corp. +#	14,058	98,406
Borland Software Corp. +	39,256	319,151
Captaris, Inc. +	15,615	76,513

CCC Information Services Group, Inc. +#	6,163	106,188
Chordiant Software, Inc. +	34,847	96,875
Clarus Corp. +#	6,435	60,360
Computer Programs & Systems, Inc. #	3,136	63,222
Concord Communications, Inc. +#	8,886	76,953
Concur Technologies, Inc. +#	12,720	133,560
Cybersource Corp. +	13,280	67,728
Dendrite International, Inc. +	17,549	226,382
E.piphany, Inc. +	36,932	145,143
Echelon Corp. +#	13,604	94,820
Eclipsys Corp. +#	17,739	259,876
eFunds Corp. +	23,263	345,456
Embarcadero Technologies, Inc. +	10,314	81,687
EPIQ Systems, Inc. +#	6,632	105,979
eResearch Technology, Inc. +#	21,612	434,617
F5 Networks, Inc. +#	16,752	411,597
FalconStor Software, Inc. +#	12,827	84,786
Hyperion Solutions Corp. +	18,962	693,251
IDX Systems Corp. +	10,079	292,291
Infocrossing, Inc. +#	7,627	103,117
Informatica Corp. +	41,681	246,752
Infousa, Inc. +	15,456	140,495
Inter-Tel, Inc.	10,002	199,540
InterCept, Inc. +#	8,049	139,328
Intervideo, Inc. +#	4,164	50,384
InterVoice-Brite, Inc. +	17,466	157,718
Interwoven, Inc. +	19,653	149,166
JDA Software Group, Inc. +	12,499	123,490
Keane, Inc. +	24,546	346,099
Lawson Software, Inc. +	27,021	151,318
Lionbridge Technologies, Inc. +	22,645	180,481
Mantech International Corp., Class A +#	8,182	131,076
Manugistics Group, Inc. +	26,677	61,357
MAPICS, Inc. +	11,559	105,996
MapInfo Corp. +#	9,820	94,567
Micromuse, Inc. +	38,052	151,066
Microstrategy, Inc., Class A +#	5,830	201,776
MRO Software, Inc. +	9,506	90,212
MSC Software Corp. +#	13,303	96,979
NDCHealth Corp.	17,508	240,385
Netegrity, Inc. +	15,960	96,877
NetIQ Corp. +	27,730	266,763
Omnicell, Inc. +#	10,579	129,804
Open Solutions, Inc. +	5,785	133,402
Openwave Systems, Inc. +#	31,251	291,259
Opnet Technologies, Inc. +#	5,727	52,058
Packeteer, Inc. +	15,954	160,019
PalmSource, Inc. +#	7,113	160,114
Parametric Technology Corp. +	130,328	634,697
PDF Solutions, Inc. +#	7,095	65,558
Per-Se Technologies, Inc. +#	11,022	138,106
Pinnacle Systems, Inc. +	33,450	125,103
PLATO Learning, Inc. +#	11,174	91,627
Progress Software Corp. +	15,291	307,961
QAD, Inc. #	6,227	38,607
Quality Systems, Inc. +#	1,639	78,082
Quest Software, Inc. +	24,171	244,611
Renaissance Learning, Inc. #	3,699	88,443
Retek, Inc. +	27,120	102,242
RSA Security, Inc. +#	30,025	447,072
S1 Corp. +#	34,294	270,923
ScanSoft, Inc. +#	39,241	167,559
Seachange International, Inc. +#	11,888	181,649
SeeBeyond Technology Corp. +#	24,109	72,568
Serena Software, Inc. +#	12,202	190,961
SPSS, Inc. +	6,881	94,958
SS&C Technologies, Inc.	6,604	108,438
Stellent, Inc. +#	9,864	68,160
SupportSoft, Inc. +	17,640	178,340
Synnex Corp. +#	3,185	50,610
Talx Corp. #	6,632	140,996
Tradestation Group, Inc. +	9,125	57,487
Transaction Systems Architects, Inc., Class A +	18,078	308,049
Tumbleweed Communications Corp. +	23,179	48,676

Ulticom, Inc. +	5,030	48,087
Ultimate Software Group, Inc. +	7,431	84,862
Verint Systems, Inc. +#	5,682	174,721
Verity, Inc. +	14,471	165,693
Vignette Corp. +	140,365	169,842
WatchGuard Technologies, Inc. +#	16,268	77,110
WebEx Communications, Inc. +#	14,645	284,113
Wind River Systems, Inc. +#	34,515	374,488
Witness Systems, Inc. +	9,979	132,820

		16,231,301

Insurance - 2.52%

21st Century Insurance Group (2)#	10,761	140,646
Alfa Corp. #	16,046	222,237
American Medical Security Group, Inc. +	5,766	129,966
American Physicians Capital, Inc. +#	4,133	113,575
AMERIGROUP Corp. +	12,029	617,569
AmerUs Group Co. #	19,116	761,964
Argonaut Group, Inc. +#	11,371	208,544
Baldwin & Lyons, Inc., Class B	3,896	98,491
Bristol West Holdings, Inc.	7,354	121,562
Centene Corp. +#	9,850	389,469
Ceres Group, Inc. +#	14,658	79,300
Citizens, Inc., Class A +#	14,241	85,446
CNA Surety Corp. +#	7,566	78,686
Commerce Group, Inc.	11,796	565,618
Crawford & Co., Class B #	6,253	31,327
Delphi Financial Group, Inc., Class A	12,006	472,076
Direct General Corp. #	7,697	234,143
Donegal Group, Inc., Class A	3,045	59,682
EMC Insurance Group, Inc. #	1,079	20,123
Enstar Group, Inc. +#	1,549	71,951
FBL Financial Group, Inc., Class A	6,048	156,341
First Acceptance Corp. +#	9,941	68,692
FPIC Insurance Group, Inc. +#	3,900	93,249
Great American Financial Resources, Inc.	3,525	55,801
Harleysville Group, Inc.	6,280	124,721
Hilb, Rogal & Hamilton Co.	14,968	509,511
Horace Mann Educators Corp.	20,771	352,484
Independence Holding Co. #	2,155	40,923
Infinity Property & Casualty Corp.	10,042	275,352
Kansas City Life Insurance Co. #	1,786	72,653
LandAmerica Financial Group, Inc.	9,201	396,011
Midland Co.	4,410	118,276
National Western Life Insurance Co., Class A +#	1,065	167,876
Navigators Group, Inc. +	4,165	121,785
NYMAGIC, Inc.	1,603	37,061
Ohio Casualty Corp. +	29,818	600,833
Penn-America Group, Inc.	4,666	60,938
Philadelphia Cons. Holding Corp. +	8,665	461,498
Phoenix Cos., Inc. #	45,991	484,285
PMA Capital Corp., Class A #	13,131	92,573
Presidential Life Corp. #	10,356	181,748
ProAssurance Corp. +	12,729	429,731
RLI Corp.	10,888	402,747
Safety Insurance Group, Inc. #	4,876	104,346
Selective Insurance Group, Inc.	13,476	465,326
Sierra Health Services, Inc. +#	11,181	482,125
State Auto Financial Corp.	6,548	197,029
Triad Guaranty, Inc. +	4,533	252,488
UICI #	18,349	510,286
United Fire & Casualty Co. #	3,500	212,100
Universal American Financial Corp. +	12,852	146,641
USI Holdings Corp. +#	17,137	220,382
Vesta Insurance Group, Inc. #	17,535	83,467
Zenith National Insurance Corp. #	5,175	223,663

		12,705,317

Insurance - Life - 0.02%

American Equity Investment Life Holding, Co. +	9,863	90,246

Leisure & Tourism - 4.07%

Action Performance Cos., Inc. #	7,523	82,151
Alliance Gaming Corp. +#	25,000	372,750

Alloy, Inc. +#	16,001	64,964
Ambassadors Group, Inc. #	3,889	108,892
AMC Entertainment, Inc. +#	15,197	291,782
Ameristar Casinos, Inc.	5,546	151,018
Arctic Cat, Inc.	6,694	174,847
Argosy Gaming Co. +	12,672	423,625
Aztar Corp. +	16,791	417,424
BJ’s Restaurants, Inc. +#	5,224	76,688
Bluegreen Corp. +#	7,906	92,895
Bob Evans Farms, Inc.	17,117	428,610
Boca Resorts, Inc., Class A +	10,564	202,829
Boyd Gaming Corp.	16,978	460,953
Buffalo Wild Wings, Inc. +#	2,763	76,673
California Pizza Kitchen, Inc. +#	9,295	177,442
Callaway Golf Co. #	32,693	395,258
Carmike Cinemas, Inc. #	3,727	126,718
CBRL Group, Inc. #	24,113	768,722
CEC Entertainment, Inc. +	18,160	611,447
Churchill Downs, Inc.	3,716	130,097
CKE Restaurants, Inc. +#	25,154	301,093
Cosi, Inc. +#	9,999	51,895
Dave & Buster’s, Inc. +#	5,400	84,780
Dollar Thrifty Automotive Group, Inc. +#	12,266	296,837
Dover Downs Gaming & Entertainment, Inc.	4,930	50,828
Dover Motorsports, Inc.	7,583	34,503
Empire Resorts, Inc. +#	4,165	36,652
Escalade, Inc. #	3,818	48,794
Gaylord Entertainment Co. +#	14,824	430,489
Handleman Co.	11,596	244,676
Hollywood Entertainment Corp. +#	25,574	258,042
IHOP Corp. #	10,407	361,123
Isle of Capri Casinos, Inc. +#	6,556	119,713
Jack in the Box, Inc. +	17,740	500,978
Jakks Pacific, Inc. +#	12,314	241,108
K2, Inc. +	15,411	204,042
La Quinta Corp. +	91,318	715,933
Lakes Entertainment, Inc. +#	7,450	71,222
Landry’s Seafood Restaurants, Inc.	10,462	276,929
Lone Star Steakhouse & Saloon, Inc.	7,720	179,027
Macrovision Corp. +	23,971	566,914
Magna Entertainment Corp., Class A +#	18,318	108,992
Marcus Corp.	9,591	182,229
Marine Products Corp.	4,205	72,242
Midway Games, Inc. +#	18,174	219,360
MTR Gaming Group, Inc. +	11,280	105,806
Multimedia Games, Inc. +#	11,499	166,046
Nautilus Group, Inc. #	13,914	271,184
Navigant International, Inc. +#	6,837	109,802
Nevada Gold & Casinos, Inc. +	3,627	40,369
O’Charley’s, Inc. +	10,313	167,483
Orbitz, Inc. +	5,948	110,216
Panera Bread Co., Class A +#	13,797	479,860
Papa John’s International, Inc. +#	5,651	162,240
Party City Corp. +	5,544	74,955
Penn National Gaming, Inc. +	15,561	604,545
PF Chang’s China Bistro, Inc. +#	12,436	521,317
Pinnacle Airlines Corp. +	9,430	92,141
Pinnacle Entertainment, Inc. +	17,272	214,173
Playboy Enterprises, Inc., Class B +#	9,495	86,310
Prime Hospitality Corp. +#	18,366	220,759
Rare Hospitality International, Inc. +	16,521	446,728
RC2 Corp. +	6,903	218,204
Red Robin Gourmet Burgers, Inc. +	5,818	203,455
Republic Airways Holdings, Inc. +	2,425	32,253
Scientific Games Corp., Class A +	26,964	459,197
SCP Pool Corp.	17,283	729,170
Shuffle Master, Inc. +#	11,278	373,753
Six Flags, Inc. +	45,234	251,953
Sonic Corp. +	28,858	644,976
Speedway Motorsports, Inc.	7,193	232,118
Sports Resorts International, Inc. +#	682	2,523
Steak N Shake Co. +#	11,813	203,184
Steinway Musical Instruments, Inc. +	3,266	92,787
Sunterra Corp. +#	9,016	88,086

Take-Two Interactive Software, Inc. +#	21,683	710,118
THQ, Inc. +#	18,503	351,372
Tivo, Inc. +#	22,188	95,408
Trans World Entertainment Corp. +	11,294	112,601
Travelzoo, Inc. +#	752	33,840
Triarc Cos., Inc., Class B #	17,353	192,445
Vail Resorts, Inc. +	9,542	173,283
WMS Industries, Inc. +#	9,441	190,803

		20,559,649

Machinery - 2.80%

Actuant Corp., Class A +	11,525	436,106
Albany International Corp., Class A	12,747	371,575
Applied Industrial Technologies, Inc.	8,322	248,661
Astec Industries, Inc. +	6,681	110,437
Aviall, Inc. +	11,476	229,520
Baldor Electric Co.	16,008	355,378
Brady Corp., Class A	8,839	389,181
Capstone Turbine Corp. +#	40,469	70,011
Carbo Ceramics, Inc.	6,169	396,975
Clarcor, Inc.	12,335	546,440
Cognex Corp.	19,412	519,659
Cuno, Inc. +	8,235	468,407
EnPro Industries, Inc. +#	10,078	211,235
Flowserve Corp. +	26,373	604,997
Franklin Electric Co., Inc.	7,808	306,464
Gardner Denver, Inc. +	9,604	266,319
General Binding Corp. +#	2,904	29,069
Global Power Equipment Group, Inc. +	16,441	116,238
Gorman-Rupp Co.	3,564	95,515
Granite Construction, Inc.	16,180	368,904
IDEX Corp.	24,378	748,892
Insituform Technologies, Inc., Class A +	12,986	231,021
Intevac, Inc. +#	8,135	36,608
Ionics, Inc. +#	8,949	234,553
JLG Industries, Inc.	21,239	294,160
Joy Global, Inc.	24,718	749,203
Kadant, Inc. +	6,952	131,254
Kennametal, Inc.	17,729	724,939
Layne Christensen Co. +#	4,790	72,760
Lindsay Manufacturing Co. #	5,716	142,671
Lufkin Industries, Inc. #	3,283	106,369
Manitowoc Co., Inc.	12,988	430,682
Middleby Corp. #	2,170	108,760
Milacron, Inc. +#	18,630	63,342
NACCO Industries, Inc., Class A	2,280	180,713
Nordson Corp.	12,897	442,238
Precision Castparts Corp.	1	55
Presstek, Inc. +#	12,490	109,163
Quixote Corp.	3,653	70,101
Regal-Beloit Corp. #	11,886	262,205
Robbins & Myers, Inc. #	5,287	100,982
Sauer-Danfoss, Inc. #	4,889	86,535
Stewart & Stevenson Services, Inc.	13,967	233,389
Tecumseh Products Co., Class A	7,996	329,035
Tennant Co.	3,691	148,563
Terex Corp. +	23,968	865,964
Toro Co.	11,770	767,051
Wabtec Corp.	19,309	330,377

		14,142,676

Manufacturing - 0.19%

Applied Films Corp. +	7,169	142,663
AptarGroup, Inc.	17,768	807,378

		950,041

Medical - Biomedical/Gene - 0.70%

Alexion Pharmaceuticals, Inc. +#	10,674	174,627
Axonyx, Inc. +#	24,908	105,859
Barrier Therapeutics, Inc. +#	3,179	36,336
Biocryst Pharmaceuticals, Inc. +#	7,946	46,802
CancerVax Corp. +#	8,033	63,059

Corgentech, Inc. +#	2,993	40,375
Cytogen Corp. +#	7,539	77,878
Cytokinetics, Inc. +#	3,677	35,630
Decode Genetics, Inc. +#	23,343	130,721
Encysive Pharmaceuticals, Inc. +#	25,668	202,777
Exelixis, Inc. +	30,619	238,828
Genaera Corp. +#	25,485	86,139
Genencor International, Inc. +	3,634	57,999
GTx, Inc. +#	2,637	28,269
Human Genome Sciences, Inc. +	63,074	679,307
Keryx Biopharmaceuticals, Inc. +#	10,523	117,121
Kosan Biosciences, Inc. +	10,264	66,511
Lifecell Corp. +#	13,811	113,803
Marshall Edwards, Inc. +	3,488	21,765
Myogen, Inc. +#	6,786	39,365
Myriad Genetics, Inc. +#	13,204	214,301
Oscient Pharmaceuticals Corp. +#	29,509	124,233
Progenics Pharmaceuticals, Inc. +#	5,718	60,382
Regeneron Pharmaceuticals, Inc. +#	18,449	164,381
Tercica, Inc. +#	2,767	22,634
Transkaryotic Therapies, Inc. +#	14,242	224,311
Vertex Pharmaceuticals, Inc. +#	38,303	372,688

		3,546,101

Medical Technology - 2.25%

Abaxis, Inc. +#	8,488	127,744
Aksys, Ltd. +#	3,914	21,253
Albany Molecular Research, Inc. +#	11,287	117,836
Animas Corp. +	2,063	34,163
Applera Corp. - Celera Genomics Group +	35,468	381,990
Ariad Pharmaceuticals, Inc. +#	25,427	121,033
Aspect Medical Systems, Inc. +	5,972	95,552
Avant Immunotherapeutics, Inc. +#	36,118	65,735
Bio-Rad Laboratories, Inc., Class A +	8,456	425,675
Bio-Reference Laboratories Inc. +#	3,743	46,488
Biolase Technology, Inc. #	10,452	99,399
Biosite, Inc. +#	6,296	298,116
Cambrex Corp.	12,694	273,810
Cardiac Science, Inc. +#	33,386	65,103
CardioDynamics International Corp. +#	17,497	90,459
Cell Genesys, Inc. +#	21,714	180,009
Cepheid, Inc. +#	20,278	156,141
Ciphergen Biosystems, Inc. +#	11,252	44,445
Connetics Corp. +#	15,273	391,752
CTI Molecular Imaging, Inc. +	15,123	142,005
CuraGen Corp. +#	20,932	109,265
Curis, Inc. +#	20,147	80,588
Cyberonics, Inc. +#	8,421	144,167
Digene Corp. +	6,819	170,816
Diversa Corp. +	11,484	91,872
DJ Orthopedics, Inc. +	8,685	184,469
E-Z-Em, Inc. +#	3,203	54,355
Enzo Biochem, Inc. +#	11,726	161,819
Enzon Pharmaceuticals, Inc. +#	21,317	296,733
Geron Corp. +#	21,924	127,159
Haemonetics Corp. +	9,489	300,042
Hanger Orthopedic Group, Inc. +#	10,409	56,729
Hologic, Inc. +#	9,913	183,589
II-VI, Inc. +#	5,450	207,427
Illumina, Inc. +	14,141	81,311
Immucor Corp. +	14,488	296,280
Immunicon Corp. +#	2,932	25,948
Immunomedics, Inc. +#	20,225	56,832
Incyte Genomics, Inc. +#	29,676	202,687
Integra LifeSciences Corp. +	9,858	294,458
InterMune, Inc. +#	13,951	144,114
Laserscope +#	8,790	174,042
LCA-Vision, Inc. #	5,003	117,971
Lexicon Genetics, Inc. +	30,793	186,298
Lifeline Systems, Inc. +	5,384	120,117
Luminex Corp. +#	13,038	96,612
Maxim Pharmaceuticals, Inc. +#	13,766	93,196
Maxygen, Inc. +	10,945	106,823
Nanogen, Inc. +#	16,542	69,146

Neose Technologies, Inc. +#	10,044	72,518
Northfield Laboratories, Inc. +#	9,248	120,224
Noven Pharmaceuticals, Inc. +	11,368	215,878
OraSure Technologies, Inc. +#	19,301	121,017
Palatin Technologies, Inc. +	25,605	74,254
Palomar Medical Technologies, Inc. +#	5,835	106,489
Peregrine Pharmaceuticals, Inc. +#	61,125	88,631
Possis Medical, Inc. +#	7,800	136,500
Praecis Pharmaceuticals, Inc. +	25,438	59,779
Quidel Corp. +#	15,363	55,921
Regeneration Technologies, Inc. +#	11,284	112,050
Seattle Genetics, Inc. +#	15,169	96,627
Serologicals Corp. +#	12,137	254,149
Sonic Innovations, Inc. +	8,954	42,621
Specialty Laboratories, Inc. +#	3,880	43,456
SurModics, Inc. +#	6,895	164,928
Telik, Inc. +#	21,240	402,286
Third Wave Technologies, Inc. +#	13,648	68,786
Thoratec Corp. +#	24,539	240,973
TriPath Imaging, Inc. +#	13,370	102,949
Urologix, Inc. +#	6,834	68,750
Ventana Medical Systems, Inc. +	6,648	323,691
Viasys Healthcare, Inc. +	14,965	217,741
West Pharmaceutical Services, Inc.	7,207	288,208
Wright Medical Group, Inc. +	12,913	348,651
Zoll Medical Corp. +	4,471	149,108

		11,389,758

Metals - 1.78%

AK Steel Holding Corp. +#	52,848	321,844
Allegheny Technologies, Inc.	39,514	743,258
AMCOL International Corp.	10,468	179,107
Brush Engineered Materials, Inc. +#	8,150	166,994
Carpenter Technology Corp.	11,089	491,243
Century Aluminum Co. +	8,639	214,074
CIRCOR International, Inc.	7,456	134,655
Cleveland-Cliffs, Inc. +#	5,200	347,100
Commercial Metals Co.	14,113	493,673
Gibraltar Steel Corp.	7,619	244,037
Hecla Mining Co. +#	57,497	343,832
Imco Recycling, Inc. +	6,630	68,819
Lawson Products, Inc.	2,381	88,573
Maverick Tube Corp. +	20,578	609,520
Metal Managemet, Inc. +	8,560	142,438
Metals USA, Inc. +#	9,808	158,105
Mueller Industries, Inc.	17,005	668,126
NN, Inc.	8,125	81,900
NS Group, Inc. +	8,906	133,590
Oregon Steel Mills, Inc. +	12,904	186,850
Quanex Corp.	7,984	367,903
Reliance Steel & Aluminum Co.	13,705	519,831
Royal Gold, Inc. #	7,982	123,082
RTI International Metals, Inc. +	10,302	153,397
Ryerson Tull, Inc.	11,429	182,178
Schnitzer Steel Industries, Inc., Class A #	9,529	267,765
Steel Dynamics, Inc. #	18,193	570,533
Steel Technologies, Inc.	4,877	97,979
Titanium Metals Corp. +#	3,185	74,593
Tredegar Corp.	13,466	233,231
USEC, Inc. #	40,761	347,284
Valmont Industries, Inc.	6,993	138,042
Wheeling-Pittsburgh Corp. +#	2,917	78,001

		8,971,557

Metals - Miscellaneous - 0.01%

Greenbrier Companies, Inc. #	2,757	58,035

Mining - 0.16%

Coeur d’Alene Mines Corp. +#	104,189	375,080
Compass Minerals International, Inc.	7,334	157,461
Stillwater Mining Co. +#	19,536	279,756

		812,297

Mobile Homes - 0.32%

Champion Enterprises, Inc. +	34,242	329,750
Coachmen Industries, Inc. #	6,847	106,676
Fleetwood Enterprises, Inc. +	26,078	333,016
Monaco Coach Corp.	12,691	272,730
Palm Harbor Homes, Inc. +#	4,619	75,567
Skyline Corp.	3,317	126,709
Winnebago Industries, Inc. #	12,619	396,237

		1,640,685

Multimedia - 0.08%

Entravision Communications Corp. +	23,439	189,856
Journal Communications, Inc., Class A	9,811	164,727
Martha Stewart Living, Inc., Class A +#	5,663	63,312

		417,895

Oil & Gas - 4.54%

Atlas America, Inc. +#	1,118	23,925
Atwood Oceanics, Inc. +	5,275	220,337
Berry Petroleum Co., Class A #	8,796	271,972
Brigham Exploration Co. +#	10,788	87,922
Cabot Oil & Gas Corp., Class A	15,991	646,196
Cal Dive International, Inc. +	18,578	554,925
Callon Petroleum Co. +	6,093	70,130
Cheniere Energy, Inc. +#	9,179	158,705
Cimarex Energy Co. +	20,113	601,982
Clayton Williams Energy, Inc. +	2,151	38,331
Comstock Resources, Inc. +	16,860	310,730
Crosstex Energy, Inc. #	1,152	42,912
Delta Petroleum Corp. +#	7,712	85,140
Denbury Resources, Inc. +	26,580	582,102
Dril-Quip, Inc. +	3,161	62,714
Edge Petroleum Corp. +#	6,296	92,551
Encore Acquisition Co. +	10,895	303,970
Energen Corp.	17,669	838,217
Energy Partners, Ltd. +#	11,743	179,550
Forest Oil Corp. +	22,318	581,384
Frontier Oil Corp.	12,899	263,398
FX Energy, Inc. +#	12,992	112,641
Giant Industries, Inc. +#	5,165	115,180
Global Industries, Ltd. +	39,492	211,282
Grey Wolf, Inc. +	90,573	384,935
Gulf Island Fabrication, Inc.	3,887	77,585
Hanover Compressor Co. +#	37,343	430,565
Harvest Natural Resources, Inc. +#	17,474	232,055
Helmerich & Payne, Inc.	24,504	633,673
Holly Corp. #	9,894	202,629
Hornbeck Offshore Services, Inc. +#	2,949	35,860
Houston Exploration Co. +	6,975	358,166
Hydril Co. +	7,742	276,777
Input/Output, Inc. +#	21,618	212,721
KCS Energy, Inc. +	23,768	298,288
Key Energy Services, Inc. +	63,471	640,422
Laclede Group, Inc. #	10,072	290,678
Lone Star Technologies, Inc. +	13,984	429,588
Magnum Hunter Resources, Inc. +	33,736	343,770
Matrix Service Co. +#	8,332	37,411
McMoRan Exploration Co. +#	6,430	89,956
Meridian Resource Corp. +#	25,472	193,332
Mission Resources Corp. +	19,729	92,529
New Jersey Resources Corp.	13,395	547,186
Oceaneering International, Inc. +	12,128	388,339
Oil States International, Inc. +	14,124	227,396
Parker Drilling Co. +	45,840	148,522
Penn Virginia Corp.	8,863	305,419
Peoples Energy Corp.	18,252	758,371
Petroleum Development Corp. +#	7,898	245,075
Plains Exploration & Production Co. +	37,435	726,613
Quicksilver Resources, Inc. +#	14,353	404,324
Range Resources Corp.	32,838	492,570
Remington Oil & Gas Corp. +	10,496	259,881
RPC, Inc.	4,637	70,251
Seacor Smit, Inc. +	9,020	389,393

Southwestern Energy Co. +	17,540	623,898
Spinnaker Exploration Co. +	12,193	416,269
St. Mary Land & Exploration Co. #	13,876	484,134
Stone Energy Corp. +	11,203	466,045
Superior Energy Services, Inc. +	26,365	295,024
Swift Energy Co. +#	13,473	274,176
Syntroleum Corp. +#	13,645	69,044
Tesoro Petroleum Corp. +	31,851	754,232
Tetra Technologies, Inc. +	10,847	293,411
Todco, Class A +#	5,862	90,451
TransMontaigne, Inc. +	10,552	71,120
Unit Corp. +	18,336	575,750
Universal Compression Holdings, Inc. +	8,363	274,390
UNOVA, Inc. +#	23,308	339,831
Veritas DGC, Inc. +	16,534	387,392
Vintage Petroleum, Inc.	24,715	405,326
W-H Energy Services, Inc. +	11,891	224,978
Whiting Petroleum Corp. +	8,638	203,943

		22,929,890

Optical Instruments & Lenses - 0.08%

Ocular Sciences, Inc. +	9,461	412,500

Paper/Forest Products - 0.64%

Buckeye Technologies, Inc. +	14,277	152,335
Caraustar Industries, Inc. +	13,827	219,434
Chesapeake Corp.	9,482	216,095
Deltic Timber Corp.	4,810	177,970
Glatfelter	13,935	176,696
Graphic Packaging Corp. +#	32,413	209,064
Longview Fibre Co. +	24,832	307,420
Pope & Talbot, Inc. #	7,665	141,266
Potlatch Corp. #	14,324	614,500
Rock-Tenn Co., Class A	14,202	204,509
Schweitzer-Mauduit International, Inc.	7,302	222,054
Universal Forest Products, Inc.	7,663	229,047
Wausau-Mosinee Paper Corp.	22,199	347,636

		3,218,026

Pollution Control - 0.47%

BHA Group Holdings, Inc., Class A #	2,084	79,192
Calgon Carbon Corp. #	16,472	112,833
Darling International, Inc. +#	31,032	130,334
Duratek, Inc. +	4,951	73,522
KFX, Inc. +#	20,410	138,788
Mine Safety Appliances Co.	10,484	414,433
Newpark Resources, Inc. +	40,741	232,224
Tetra Tech, Inc. +	27,173	482,864
TRC Cos., Inc. +#	4,418	77,094
Waste Connections, Inc. +	21,214	622,631

		2,363,915

PUBLISHING - 1.10%

American Greetings Corp., Class A +	30,852	742,608
Banta Corp.	12,101	468,430
Bowne & Co., Inc.	17,004	228,194
Consolidated Graphics, Inc. +	5,483	223,981
Courier Corp.	3,134	126,237
Ennis Business Forms, Inc.	7,970	148,880
Hollinger International, Inc., Class A	27,900	477,090
Information Holdings, Inc. +	5,760	156,326
Journal Register Co. +	20,390	388,633
Network Equipment Technologies, Inc. +#	11,659	77,765
Primedia, Inc. +	64,146	132,782
Pulitzer, Inc.	4,064	197,917
Readers Digest Assoc., Inc., Class A	48,130	684,409
Scholastic Corp. +	14,674	429,214
Standard Register Co. #	5,696	59,523
Thomas Nelson, Inc.	4,878	92,682
Topps Co., Inc. #	17,234	161,483
Valassis Communications, Inc. +	25,330	715,826
Value Line, Inc.	665	25,104

		5,537,084

Railroads & Equipment - 0.24%

Florida East Coast Industries, Inc. #	10,476	419,250
Genesee & Wyoming, Inc., Class A +	7,501	167,872
Kansas City Southern +#	30,457	456,855
RailAmerica, Inc. +#	16,625	193,681

		1,237,658

Real Estate - 0.30%

Avatar Holdings, Inc. +#	2,237	96,840
Consolidated-Tomoka Land Co. #	2,740	98,667
Jones Lang LaSalle, Inc. +	15,500	506,075
LNR Property Corp. #	8,324	521,082
Reading International, Inc., Class A +#	7,006	54,297
Tarragon Reality Investors, Inc. +#	3,248	44,270
Trammell Crow Co. +	15,904	211,205

		1,532,436

Real Estate Investment Trusts - 6.23%

Acadia Realty Trust	11,918	174,599
Affordable Residential Communities #	12,005	186,078
Alexander’s, Inc. +#	927	179,699
Alexandria Real Estate Equities, Inc.	9,421	610,481
American Financial Reality Trust	53,307	748,963
American Home Mortgage Investment Corp. #	16,873	459,283
AMLI Residential Properties	12,301	382,561
Anthracite Capital, Inc.	24,586	283,968
Anworth Mtg. Asset Corp.	21,700	243,040
Arbor Realty Trust, Inc. #	3,408	71,125
Ashford Hospitality Trust, Inc.	9,734	83,712
Bedford Property Investors, Inc.	7,041	217,567
Brandywine Realty Trust	19,892	588,803
Capital Automotive REIT	15,130	467,063
Capital Lease Funding, Inc. +	11,000	113,960
Capital Trust, Inc.	2,986	80,473
Capstead Mtg. Corp. #	7,222	101,686
CarrAmerica Realty Corp.	26,421	880,876
Cedar Shopping Centers, Inc. #	8,000	108,400
Colonial Properties Trust	9,207	372,423
Commercial Net Lease Realty, Inc. #	25,110	448,213
Cornerstone Realty Income Trust, Inc. #	24,381	234,058
Corporate Office Properties Trust	16,512	436,742
Correctional Properties Trust	5,337	142,765
Cousins Properties, Inc.	17,462	628,632
CRT Properties, Inc.	13,048	291,231
EastGroup Properties, Inc.	10,187	343,811
Entertainment Properties Trust	11,439	427,247
Equity Inns, Inc.	22,094	210,998
Equity One, Inc. #	16,511	327,248
Essex Property Trust, Inc.	11,125	820,469
FelCor Lodging Trust, Inc. +#	23,979	280,794
First Industrial Realty Trust, Inc. #	20,038	801,520
Gables Residential Trust #	14,224	473,090
Getty Realty Corp.	8,519	213,912
Glenborough Realty Trust, Inc.	13,531	277,115
Glimcher Realty Trust #	17,261	437,394
Government Properties Trust, Inc. #	9,379	88,069
Healthcare Realty Trust, Inc.	20,928	790,032
Heritage Property Investment Trust, Inc.	13,198	383,534
Highland Hospitality Corp. +	16,809	189,437
Highwoods Properties, Inc.	26,073	641,396
Home Properties of New York, Inc.	15,910	641,650
IMPAC Mtg. Holdings, Inc.	30,468	786,379
Innkeepers USA Trust	15,892	183,394
Investors Real Estate Trust #	19,995	200,950
Kilroy Realty Corp.	13,803	522,444
Kramont Realty Trust	11,695	216,124
Lasalle Hotel Properties	13,474	380,506
Lexington Corporate Properties Trust	23,403	495,207
LTC Properties, Inc. #	7,170	128,486

Luminent Mtg. Capital, Inc. #	17,737	214,795
Maguire Properties, Inc.	16,503	405,974
Manufactured Home Communities, Inc.	9,061	303,272
Meristar Hospitality Corp. +	42,269	243,469
MFA Mtg. Investments, Inc.	36,962	344,116
Mid-America Apartment Communities, Inc.	8,653	343,091
Mission West Properties, Inc. #	8,632	87,011
National Health Investors, Inc.	11,103	320,211
Nationwide Health Properties, Inc.	32,319	656,076
Newcastle Investment Corp.	16,513	499,849
Novastar Financial, Inc. #	12,151	488,956
Omega Healthcare Investors, Inc.	22,529	229,796
Origen Financial, Inc.	4,003	30,183
Parkway Properties, Inc.	5,341	252,362
Pennsylvania Real Estate Investment Trust	15,267	584,115
Post Properties, Inc.	19,333	587,723
Prentiss Properties Trust	21,629	794,001
Price Legacy Corp. #	10,663	200,464
PS Business Parks, Inc.	7,654	304,247
RAIT Investment Trust	11,288	303,647
Ramco-Gershenson Properties Trust #	6,935	187,384
Realty Income Corp. #	19,259	849,514
Redwood Trust, Inc.	7,769	458,837
Saul Centers, Inc.	5,428	180,481
Senior Housing Properties Trust	26,073	456,277
Sovran Self Storage, Inc.	7,229	286,630
Summit Properties, Inc.	13,659	370,978
Sun Communities, Inc.	7,835	305,565
Tanger Factory Outlet Centers, Inc.	6,610	291,501
Taubman Centers, Inc.	24,165	622,732
Town and Country Trust #	8,468	215,003
U.S. Restaurant Properties, Inc. #	10,964	182,222
Universal Health Realty Income Trust	5,708	167,187
Urstadt Biddle Properties, Inc., Class A	10,226	154,617
Washington Real Estate Investment Trust	20,304	615,820
Winston Hotels, Inc.	11,269	115,056

		31,450,769

Registered Investment Companies - 0.02%

Gladstone Capital Corp. #	4,210	98,893

Retail - 3.36%

99 Cents Only Stores +#	23,805	308,275
Aaron Rents, Inc., Class B	18,436	378,675
AC Moore Arts & Crafts, Inc. +	6,679	135,784
Advanced Marketing Services, Inc. #	6,920	86,016
Big 5 Sporting Goods Corp. +	9,874	189,087
Blue Nile, Inc. +#	1,821	47,419
Blyth, Inc. #	15,591	467,886
Bombay Co., Inc. +#	17,275	95,012
Bon-Ton Stores, Inc. #	2,514	33,160
Brookstone, Inc. +	9,743	153,452
Building Materials Holding Corp.	6,516	147,392
Burlington Coat Factory Warehouse Corp.	8,896	170,892
Casey’s General Stores, Inc.	24,304	401,259
Cash America International, Inc.	13,781	318,892
Central Garden & Pet Co. +	8,194	256,800
Coldwater Creek, Inc. +	10,666	214,600
Cole National Corp., Class A +#	6,567	178,951
Compucom Systems, Inc. +	11,886	53,962
Conns, Inc. +#	3,365	51,182
Cost Plus, Inc. +	10,617	363,738
Deb Shops, Inc.	2,062	47,119
Department 56, Inc. +	6,432	99,889
Dick’s Sporting Goods, Inc. +	14,647	474,270
Drugstore.Com, Inc. +	21,523	51,440
First Cash Financial Services, Inc. +	5,703	109,726
Fred’s, Inc., Class A #	19,021	264,582
Gamestop Corp., Class A +#	7,172	120,203
Gander Mountain Co. +#	2,780	56,017
Great Atlantic & Pacific Tea Co., Inc. +#	8,034	51,900
Guitar Center, Inc. +	11,835	484,762
Hancock Fabrics, Inc. #	9,182	102,012

Hibbett Sporting Goods, Inc. +	11,372	206,629
Homestore Common, Inc. +	46,296	100,925
Imagistics International, Inc. +	8,095	262,683
Ingles Markets, Inc., Class A	4,959	56,483
Insight Enterprises, Inc. +	23,518	376,288
Jo-Ann Stores, Inc. +	9,173	244,002
Jos. A. Bank Clothiers, Inc. +#	4,972	134,095
Kirkland’s, Inc. +#	5,382	41,441
Krispy Kreme Doughnuts, Inc. +	26,679	343,626
Leapfrog Enterprises, Inc. +#	13,350	264,196
Linens ‘N Things, Inc. +	21,924	549,854
Longs Drug Stores Corp. #	14,689	356,649
MarineMax, Inc. +	5,657	110,877
Men’s Wearhouse, Inc. +#	15,357	429,996
Movado Group, Inc.	7,383	105,946
Movie Gallery, Inc. #	12,931	232,629
Myers Industries, Inc.	11,861	134,978
Nash Finch Co. #	5,981	176,619
Nu Skin Enterprises, Inc., Class A	25,542	659,494
Overstock.com, Inc. +#	5,289	165,810
Pantry, Inc. +	5,639	109,735
Pathmark Stores, Inc. +	14,620	103,510
PC Mall, Inc. +#	3,782	49,469
Pozen, Inc. +#	11,658	100,958
Priceline.com, Inc. +#	11,602	242,250
Restoration Hardware, Inc. +#	12,785	79,139
Retail Ventures, Inc. +	6,429	43,974
Ruddick Corp.	16,058	306,226
Rush Enterprises, Inc. +#	2,835	32,716
Ryans Restaurant Group, Inc. +	20,447	280,942
School Specialty, Inc. +	9,236	327,416
Select Comfort Corp. +#	17,693	280,965
Sharper Image Corp. +#	5,696	102,243
ShopKo Stores, Inc. +#	14,267	241,398
Smart & Final, Inc. +	6,069	98,985
Sports Authority, Inc. +#	10,823	229,772
Sturm, Ruger & Co., Inc. #	10,296	92,767
Systemax, Inc. +#	4,678	27,086
Tractor Supply Co. +	15,121	526,513
Tuesday Morning Corp. +	12,511	388,842
United Stationers, Inc. +	16,459	677,617
Weis Markets, Inc.	5,460	183,019
West Marine, Inc. +#	6,522	117,983
Winn-Dixie Stores, Inc. #	39,946	166,575
Yankee Candle Co., Inc. +	24,166	655,140
Zale Corp. @+	25,787	660,663

		16,993,477

Retirement/Aged Care - 0.06%

Sunrise Senior Living, Inc. +#	7,892	279,535

Savings & Loan - 2.13%

Anchor BanCorp Wisconsin, Inc.	9,566	241,063
Bank Mutual Corp.	38,302	437,026
BankAtlantic Bancorp, Inc., Class A	20,684	366,314
Bankunited Financial Corp. +	12,929	365,632
Berkshire Hills Bancorp, Inc.	2,590	96,737
Beverly Hills Bancorp, Inc. #	6,426	61,176
BFC Financial Corp. +	3,360	36,960
Brookline Bancorp, Inc. #	28,689	434,351
Charter Financial Corp. #	1,928	63,026
Citizens First Bancorp, Inc. #	4,142	87,603
Clifton Savings Bancorp, Inc. #	6,680	76,820
Coastal Financial Corp. #	6,233	87,387
Commercial Capital Bancorp, Inc. #	17,657	382,627
Dime Community Bancshares	15,033	249,999
Downey Financial Corp.	9,527	513,219
Fidelity Bankshares, Inc.	6,402	231,176
First Federal Capital Corp.	9,686	287,577
First Financial Holdings, Inc.	6,112	185,194
First Indiana Corp. #	5,740	108,773
First Niagara Financial Group, Inc.	40,916	515,132
First Place Financial Corp. #	5,766	108,401
FirstFed Financial Corp. +	8,245	375,972

Flagstar Bancorp, Inc. #	15,470	333,997
Flushing Financial Corp.	8,217	148,481
Franklin Bank Corp. +#	5,170	82,306
Harbor Florida Bancshares, Inc.	10,110	316,241
Horizon Financial Corp. #	5,060	97,152
Hudson River Bancorp, Inc.	14,750	262,698
Itla Capital Corp. +	2,600	110,292
K-Fed Bancorp +#	2,766	36,210
KNBT Bancorp, Inc.	14,848	251,080
MAF Bancorp, Inc.	13,539	566,336
NASB Financial, Inc. #	1,497	55,015
Northwest Bancorp, Inc.	9,161	196,595
OceanFirst Financial Corp.	4,547	103,808
Ocwen Financial Corp. +#	19,348	175,293
Partners Trust Financial Group, Inc. #	9,194	92,032
PennFed Financial Services, Inc. #	2,207	65,107
PFF Bancorp, Inc.	6,023	222,249
Provident Bancorp, Inc.	19,261	216,686
Provident Financial Holdings, Inc.	2,439	58,048
Provident Financial Services, Inc. #	33,797	603,614
Quaker City Bancorp, Inc.	2,477	136,235
Sterling Financial Corp. +	10,984	364,229
TierOne Corp.	9,452	201,706
United Community Financial Corp. #	13,128	146,771
Waypoint Financial Corp.	14,547	400,770
Westfield Financial, Inc. #	2,370	52,282
WSFS Financial Corp.	2,918	146,046

		10,753,444

Schools - 0.26%

Bright Horizons Family Solutions, Inc. +	6,415	317,478
Learning Tree International, Inc. +#	4,279	55,285
Princeton Review, Inc. +#	8,012	56,805
Strayer Education, Inc.	6,767	703,768
Universal Technical Institute, Inc. +#	6,871	188,128

		1,321,464

Semiconductors - 2.31%

Actel Corp. +	12,514	180,827
ADE Corp. +#	4,595	88,316
Alliance Semiconductor Corp. +	9,918	37,887
Amis Holdings, Inc. +	15,170	182,647
Artisan Components, Inc. +#	11,186	308,174
Asyst Technologies, Inc. +#	22,831	104,109
ATMI, Inc. +#	15,172	285,841
August Technology Corp. +#	8,632	82,695
Axcelis Technologies, Inc. +	48,329	376,966
Brooks Automation, Inc. +	21,667	269,321
Cirrus Logic, Inc. +#	41,012	207,521
Cohu, Inc.	10,426	164,522
Credence Systems Corp. +#	46,787	312,069
Diodes, Inc. +#	3,476	66,774
Dupont Photomasks, Inc. +#	7,121	111,230
Emulex Corp. +#	39,951	423,880
Entegris, Inc. +	21,191	168,680
ESS Technology, Inc. +#	16,288	111,084
Exar Corp. +	19,879	274,131
Formfactor, Inc. +	13,479	235,883
FSI International, Inc. +	14,521	70,572
Genesis Microchip, Inc. +#	15,600	186,576
Helix Technology Corp.	12,695	172,779
Integrated Device Technology, Inc. +	51,244	548,823
Integrated Silicon Solution, Inc. +#	17,346	136,860
IXYS Corp. +#	9,130	60,623
Kopin Corp. +	34,062	134,886
Kulicke & Soffa Industries, Inc. +#	24,703	135,372
Lattice Semiconductor Corp. +	54,998	250,791
LTX Corp. +	29,605	152,170
Mattson Technology, Inc. +	19,394	144,679
Micrel, Inc. +	33,259	322,945
Microsemi Corp. +	28,900	311,831
MKS Instruments, Inc. +	15,764	211,868
Monolithic Systems Technology, Inc. +	11,351	45,631

Mykrolis Corp. +	20,056	177,094
Omnivision Technologies, Inc. +#	27,041	282,038
ON Semiconductor Corp. +#	58,497	174,321
Pericom Semiconductor Corp. +	10,768	106,172
Photronics, Inc. +#	15,810	226,874
PLX Technology, Inc. +	9,609	60,345
Power Integrations, Inc. +	13,400	269,072
Rudolph Technologies, Inc. +	6,248	101,218
Semitool, Inc. +	7,911	60,440
Sigmatel, Inc. +	11,956	200,741
Siliconix, Inc. +	2,847	97,538
Sirf Technology Holdings, Inc. +	5,329	53,183
Skyworks Solutions, Inc. +#	72,771	606,182
Stakek Holdings, Inc. +#	4,969	27,926
STATS ChipPAC, Ltd. +#	25,518	162,805
Supertex, Inc. +	4,338	74,006
Tessera Technologies, Inc. +	11,712	228,267
Transmeta Corp. +#	72,402	102,811
Tripath Technology, Inc. +#	16,626	23,775
Triquint Semiconductor, Inc. +	66,169	251,442
Ultratech Stepper, Inc. +#	10,303	164,024
Varian Semiconductor Equipment Associates, Inc. +	17,648	494,144
Veeco Instruments, Inc. +#	12,561	243,181
Vitesse Semiconductor Corp. +	105,521	265,913
Zoran Corp. +	20,771	326,936

		11,659,411

Telecommunications - 1.78%

AirGate PCS, Inc. +#	5,744	99,371
Airspan Networks, Inc. +#	14,960	61,486
Alamosa PCS Holdings, Inc. +#	30,916	253,511
Alaska Communications Systems Holdings, Inc. +#	4,777	25,652
Anaren, Inc. +	10,056	118,862
Applied Signal Technology, Inc.	4,777	165,714
Arch Wireless, Inc. +#	8,619	262,880
Arris Group, Inc. +#	42,276	192,779
Aspect Communications Corp. +	19,763	169,171
Atheros Communications, Inc. +#	4,513	35,923
Audiovox Corp., Class A +	8,365	135,931
Avanex Corp. +#	38,726	88,295
Boston Communications Group, Inc. +	8,906	69,912
Brightpoint, Inc. +	9,382	124,312
Carrier Access Corp. +#	9,724	66,998
Centennial Communications Corp., Class A +#	5,765	30,612
Comtech Telecommunications Corp. +#	6,910	125,140
CT Communications, Inc.	9,177	126,367
D&E Communications, Inc. #	6,317	72,014
Digi International Inc. +	10,422	117,248
Ditech Communications Corp. +	13,819	297,385
Dobson Communications Corp., Class A +#	53,512	74,917
Eagle Broadband, Inc. +#	93,109	81,005
EMS Technologies, Inc. +	5,386	86,176
Finisar Corp. +#	80,397	108,536
General Communication, Inc. +	22,076	189,412
Golden Telecom, Inc. #	6,878	184,674
Inet Technologies, Inc. +	11,326	136,252
Infonet Services Corp., Class B +	30,380	47,393
Intrado, Inc. +#	8,397	77,588
ITC Deltacom, Inc. +#	6,099	25,799
Ixia +	12,846	101,869
KVH Industries, Inc. +#	7,007	54,655
MasTec, Inc. +#	11,412	61,739
Metrocall Holdings, Inc. +#	2,655	171,593
MRV Communications, Inc. +#	51,336	113,966
Netgear, Inc. +#	10,519	136,221
NMS Communications Corp. +#	22,606	108,509
North Pittsburgh Systems, Inc. #	7,295	140,939
Novatel Wireless, Inc. +#	8,962	176,103
Powerwave Technologies, Inc. +#	50,664	306,517
Price Communications Corp. +	19,497	292,845
Primus Telecommunications Group, Inc. +	35,983	65,129
PTEK Holdings, Inc. +	24,928	213,633
Remec, Inc. +#	29,914	155,254

RF Micro Devices, Inc. +#	90,333	462,505
SafeNet, Inc. +#	11,553	328,683
SBA Communcations Corp. +#	19,787	102,892
Shenandoah Telecommunications Co. #	3,191	75,119
Spectralink Corp. #	9,257	88,219
Stratex Networks, Inc. +#	40,921	104,758
SureWest Communications #	7,086	194,086
Sycamore Networks, Inc. +	84,864	323,332
Symmetricom, Inc. +#	21,817	175,409
Talk America Holdings, Inc. +#	12,974	74,860
Tekelec +#	24,119	440,654
Terayon Communication Systems, Inc. +#	32,467	52,921
Terremark Worldwide, Inc. +	145,938	91,941
Time Warner Telecom, Inc., Class A +#	24,124	110,729
Tippingpoint Technologies, Inc. +#	1,591	30,786
Triton PCS Holdings, Inc., Class A +	18,552	45,452
UbiquiTel, Inc. +#	34,201	141,592
ViaSat, Inc. +	10,124	200,658
Westell Technologies, Inc., Class A +	23,926	108,385
WJ Communications, Inc. +	15,390	43,400
Zhone Technologies, Inc. +	21,992	70,374

		9,017,042

Textile - Products - 0.13%

Angelica Corp.	4,342	101,386
G&K Services, Inc., Class A	8,482	308,830
UniFirst Corp.	4,396	126,297
Wellman, Inc. #	15,503	114,567

		651,080

Therapeutics - 1.05%

Abgenix, Inc. +	39,510	393,124
AtheroGenics, Inc. +#	17,993	302,102
Bioenvision, Inc. +#	9,431	75,165
BioMarin Pharmaceutical, Inc. +#	31,292	189,004
Cell Therapeutics, Inc. +#	24,478	138,790
Corcept Therapeutics, Inc. +#	2,191	17,813
CV Therapeutics, Inc. +#	15,305	196,363
Cypress Biosciences, Inc. +	14,277	147,053
Discovery Laboratories, Inc. +#	22,722	179,504
Dov Pharmaceutical, Inc. +#	5,851	91,861
Dyax Corp. +#	12,727	101,052
Hollis-Eden Pharmaceuticals +#	6,688	65,409
Inspire Phamaceuticals, Inc. +	15,534	224,466
Ista Pharmaceuticals, Inc. +	3,582	35,713
Medarex, Inc. +#	38,457	218,820
Medicines Co. +#	23,188	586,193
Nabi Biopharmaceuticals +	27,984	326,853
Nitromed, Inc. +#	4,788	88,243
NPS Pharmaceuticals, Inc. +#	18,101	380,121
Nuvelo, Inc. +#	13,771	122,700
Onyx Pharmaceuticals, Inc. +#	16,851	625,846
Renovis, Inc. +#	2,899	23,482
Trimeris, Inc. +#	7,584	91,311
United Therapeutics Corp. +#	9,187	272,946
Vicuron Phamaceuticals, Inc. +#	22,777	340,288
Vion Pharmaceuticals, Inc. +#	26,911	94,727

		5,328,949

Tobacco - 0.19%

Dimon, Inc. #	21,935	125,907
Standard Commercial Corp.	4,908	75,092
Universal Corp.	12,223	551,624
Vector Group, Ltd. #	11,142	186,517

		939,140

Utilities - Communication - 0.18%
Cincinnati Bell, Inc. +	119,127	430,049
Commonwealth Telephone Enterprises, Inc. +	10,478	455,269

		885,318

Utilities - Electric - 1.52%

Black Hills Corp.	15,759	438,888
Calpine Corp. +#	202,267	691,753
Central Vermont Public Service Corp. #	5,884	123,858
CH Energy Group, Inc. #	7,663	349,510
Cleco Corp.	23,118	406,183
CMS Energy Corp. +#	79,509	763,286
Duquesne Light Holdings, Inc.	37,037	695,925
El Paso Electric Co. +	23,137	354,922
Empire District Electric Co. #	12,336	251,778
Headwaters, Inc. +#	16,321	499,586
Idacorp, Inc. #	18,564	540,769
MGE Energy, Inc. #	9,049	289,387
Otter Tail Corp. #	12,579	318,249
Plug Power, Inc. +#	23,542	150,433
PNM Resources, Inc.	29,366	627,552
Sierra Pacific Resources +#	57,008	490,269
UIL Holdings Corp.	6,063	297,572
UniSource Energy Corp. #	16,599	408,833

		7,698,753

Utilities - Gas, Distribution - 0.85%

EnergySouth, Inc.	2,197	94,471
Nicor, Inc. #	21,419	767,871
Northwest Natural Gas Co.	13,271	409,145
NUI Corp. #	7,763	103,869
Piedmont Natural Gas Co., Inc.	18,503	803,030
South Jersey Industries, Inc.	6,676	301,755
Southern Union Co. +	30,201	564,457
Southwest Gas Corp.	16,860	397,896
WGL Holdings, Inc.	23,651	677,601
World Fuel Services Corp.	5,451	191,766

		4,311,861

Utilities - Gas, Pipeline - 0.06%

Aquila, Inc. +	95,101	280,548

Utilities - Miscellaneous - 0.08%

Casella Waste Systems, Inc., Class A +	9,547	109,695
Danielson Holdings Corp. +#	22,289	133,734
Walter Industries, Inc. #	11,459	170,052

		413,481

Water Services - 0.17%

American States Water Co. #	7,412	184,188
California Water Service Group #	7,713	219,435
Connecticut Water Service, Inc. #	3,883	99,793
Middlesex Water Co. #	5,151	94,521
Pico Holdings, Inc. +#	3,879	67,456
SJW Corp.	3,135	107,154
Southwest Water Co.#	8,020	96,802

		869,349

Total Common Stock (Cost $446,489,956)		461,012,222

WARRANTS - 0.00%
Finance Companies - 0.00%

Imperial Credit Industries, Inc. Expires 1/31/08 (1)(5)	255	0

Information Processing - Software - 0.00%

Microstrategy, Inc. Expires 6/24/07	491	25

Total Warrants (Cost $0)		25

CORPORATE BONDS - 0.00%
Home Builders - 0.00%

Brookfield Homes Corp.:
12.00% due 06/30/20	$34,000	35,615

Total Corporate Bonds (Cost $34,000)		35,615

Total Investment Securities - 91.26% (Cost $446,523,956)		461,047,862

SHORT-TERM INVESTMENTS - 32.07%
Collective Investment Pool - 25.39%

Securities Lending Quality Trust (3)	128,248,522	128,248,522

Commercial Paper - 6.24%

BMW US Capital, LLC:
1.56% due 09/01/04 @	10,000,000	10,000,000
National Rural Utilities Cooperative Finance Corp.:
1.53% due 09/14/04 @	5,000,000	4,997,237
UBS Finance, Inc.:
1.57% due 09/01/04 @	16,500,000	16,500,000

		31,497,237

United States Treasury Bills - 0.44%

United States Treasury Bills:
1.42% due 09/23/04 @	60,000	59,949
1.38% due 09/23/04 @	25,000	24,979
1.38% due 09/09/04 @	145,000	144,956
1.41% due 09/23/04 @	25,000	24,979
1.37% due 09/23/04 @	110,000	109,909
1.36% due 09/23/04 @	165,000	164,865
1.35% due 09/09/04 @	60,000	59,982
1.34% due 09/16/04 @	75,000	74,959
1.33% due 09/02/04 @	1,500,000	1,499,946
1.33% due 09/09/04 @	65,000	64,981
1.32% due 09/09/04 @	10,000	9,997

		2,239,502

Total Short-term Investments (Cost $161,985,261)		161,985,261

REPURCHASE AGREEMENT - 1.69%

Agreement with State Street Bank & Trust Co., bearing interest at 1.42%, dated 8/31/04, to be repurchased 9/1/04 in the amount of $8,529,336 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 6.88%, due 9/15/10 and having an approximate value of $8,785,100. (Cost $8,529,000)@	8,529,000	8,529,000

TOTAL INVESTMENTS (Cost $617,038,217) (4)	125.02%	631,562,123
Liabilities in excess of other assets, net	(25.02)%	(126,390,099)

NET ASSETS -	100%	$505,172,024

+	Non-income producing
@	The security or a portion thereof represents collateral for open futures contracts.
#	The security or a portion thereof is out on loan.
(1)	Fair valued security (see Note 1)
(2)	Security represents an investment in an affiliated company.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	See Note 4 for cost of investments on a tax basis.
(5)	Illiquid security

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2004	Unrealized Appreciation (Depreciation)
155 Long	Russell 2000 Index	September 2004	$43,400,264	$42,818,750	$(581,514)

See Notes to Schedule of Investments

SOCIAL AWARENESS FUND

SCHEDULE OF INVESTMENTS - August 31, 2004 (Unaudited)

	Number of Shares / Par Value	Market Value (Note 1)
COMMON STOCK - 98.31%
Apparel & Products - 0.84%

Gap, Inc.	32,757	$613,866
Jones Apparel Group, Inc.	36,762	1,312,036
Nike, Inc., Class B	19,800	1,491,138

		3,417,040

Appliances/Furnishings - 0.80%

Leggett & Platt, Inc.	121,440	3,265,522

Automotive - 1.23%

Danaher Corp.	97,400	5,008,308

Banks - 5.17%

Bank of America Corp.	108,616	4,885,548
Comerica, Inc.	39,670	2,386,150
U.S. Bancorp	13,060	385,270
Wachovia Corp.	122,530	5,747,882
Wells Fargo & Co.	129,620	7,615,175

		21,020,025

Beverages - 2.11%

Coca-Cola Co.	171,880	7,684,755
Coca-Cola Enterprises, Inc.	33,115	683,824
PepsiCo, Inc.	4,080	204,000

		8,572,579

Broadcasting - 1.74%

Clear Channel Communications, Inc.	24,100	807,591
Comcast Corp., Class A +	221,610	6,242,754

		7,050,345

Building Materials - 0.33%

Masco Corp.	42,160	1,354,601

Chemical - 2.53%

Eastman Chemical Co.	59,060	2,748,062
Ecolab, Inc.	75,510	2,259,259
Rohm & Haas Co.	129,800	5,260,794

		10,268,115

Commercial Services - 0.03%

Convergys Corp. +	6,900	95,910
Fluor Corp. #	990	42,322

		138,232

Conglomerates - 6.68%

3M Co.	87,050	7,169,438
General Electric Co.	479,710	15,729,691
Tyco International, Ltd.	135,910	4,256,701

		27,155,830

Drugs - 6.44%

Allergan, Inc.	12,280	916,702
Bristol-Myers Squibb Co.	54,840	1,301,353
Caremark Rx, Inc. +	110,090	3,159,583
Eli Lilly & Co.	22,680	1,439,046
Merck & Co., Inc.	68,780	3,093,037
Pfizer, Inc.	415,110	13,561,644
Watson Pharmaceuticals, Inc. +	27,800	765,612
Wyeth	52,460	1,918,462

		26,155,439

Electronics/Electrical Equipment - 1.42%

Emerson Electric Co.	74,810	4,656,922
Hawaiian Electric Industries, Inc. #	27,860	719,067
Jabil Circuit, Inc. +	1,090	22,487
Waters Corp. +	8,110	351,244

		5,749,720

Finance Companies - 1.18%

Capital One Financial Corp.	40,020	2,711,755
SLM Corp.	53,134	2,073,289

		4,785,044

Financial Services - 7.10%

American Express Co.	10,530	526,711
Charles Schwab Corp.	7,270	68,702
Citigroup, Inc.	275,640	12,839,311
Fannie Mae	29,090	2,165,750
Freddie Mac	40,050	2,688,156
Goldman Sachs Group, Inc.	14,690	1,316,959
JPMorgan Chase & Co.	228,033	9,025,546
Merrill Lynch & Co., Inc.	4,690	239,518

		28,870,653

Freight - 0.78%

United Parcel Service, Inc., Class B	43,501	3,177,748

Hardware & Tools - 0.53%

Black & Decker Corp.	20,270	1,397,211
Stanley Works	17,900	774,354

		2,171,565

Healthcare - 0.52%

Medco Health Solutions, Inc. +	67,290	2,101,467

Hospital Supplies - 2.19%

AmerisourceBergen Corp.	23,560	1,274,596
Johnson & Johnson	131,340	7,630,854

		8,905,450

Household Products - 4.45%

Colgate-Palmolive Co.	34,660	1,871,640
Gillette Co.	156,180	6,637,650
Procter & Gamble Co.	170,980	9,569,751

		18,079,041

Information Processing - Hardware - 4.58%

Apple Computer, Inc. +	31,840	1,098,162
Dell, Inc. +	211,530	7,369,705
Hewlett-Packard Co.	287,300	5,139,797
International Business Machines Corp.	32,870	2,783,760
Lexmark International, Inc., Class A +	24,522	2,168,971
Sun Microsystems, Inc. +	16,190	62,170

		18,622,565

Information Processing - Services - 2.67%

Adobe Systems, Inc.	47,220	2,165,981
eBay, Inc. +	46,680	4,039,687
First Data Corp.	41,870	1,769,008
Fiserv, Inc. +	83,107	2,890,462

		10,865,138

Information Processing - Software - 4.83%

Microsoft Corp.	579,610	15,823,353
Oracle Corp. +	382,960	3,818,111
Seagate Technology, Inc. (4)	22,401	0

		19,641,464

Insurance - 8.20%

Aetna, Inc.	48,530	4,496,305
AFLAC, Inc.	116,300	4,663,630

Allstate Corp.	114,383	5,400,021
American International Group, Inc. (2)	42,160	3,003,478
Chubb Corp.	23,510	1,598,915
Hartford Financial Services Group, Inc.	31,610	1,933,268
Lincoln National Corp.	2,630	119,139
Marsh & McLennan Cos., Inc.	66,230	2,959,819
St. Paul Cos., Inc.	151,710	5,262,820
UnitedHealth Group, Inc.	16,740	1,107,016
Wellpoint Health Networks, Inc., Class A +	28,191	2,767,792

		33,312,203

Leisure And Tourism - 0.39%

Hasbro, Inc.	11,860	219,766
McDonald’s Corp.	50,560	1,366,131

		1,585,897

Machinery - 3.51%

Caterpillar, Inc.	68,180	4,956,686
Dover Corp.	34,278	1,293,309
Illinois Tool Works, Inc.	61,550	5,618,899
Ingersoll-Rand Co., Class A	36,690	2,385,217

		14,254,111

Medical - Biomedical/Gene - 0.92%

Amgen, Inc. +	63,230	3,748,907

Medical Technology - 0.09%

Boston Scientific Corp. +	10,260	366,590

Multimedia - 2.93%

Time Warner, Inc. +	406,230	6,641,860
Viacom, Inc., Class B	70,490	2,348,022
Walt Disney Co.	130,640	2,932,868

		11,922,750

Oil And Gas - 3.18%

Cooper Cameron Corp. +#	13,390	681,953
Diamond Offshore Drilling, Inc. #	20,920	531,786
Halliburton Co.	156,420	4,562,771
Helmerich & Payne, Inc. #	50,980	1,318,343
ONEOK, Inc.	14,790	348,452
Schlumberger, Ltd.	35,590	2,199,462
Tidewater, Inc.	45,210	1,319,228
Transocean, Inc. +	64,400	1,977,080

		12,939,075

Photography - 0.89%

Eastman Kodak Co.	122,870	3,634,495

Railroads & Equipment - 1.38%

Norfolk Southern Corp.	196,872	5,591,165

Retail - 8.28%

Bed Bath & Beyond, Inc. +	42,160	1,577,627
Best Buy Co., Inc.	34,038	1,583,448
CVS Corp.	102,030	4,081,200
Home Depot, Inc.	44,560	1,629,114
JC Penney Co., Inc.	46,310	1,774,599
Kohl’s Corp. +	13,940	689,751
Lowe’s Cos., Inc.	53,820	2,674,854
RadioShack Corp.	11,622	313,097
Staples, Inc.	145,430	4,170,932
Target Corp.	67,730	3,019,403
Wal-Mart Stores, Inc.	230,080	12,118,314

		33,632,339

Schools - 0.94%

Apollo Group, Inc., Class A +	48,790	3,805,620

Semiconductors - 1.75%

Applied Materials, Inc. +	190,860	3,032,765
Intel Corp.	134,390	2,861,163
KLA-Tencor Corp. +	5,360	200,250
National Semiconductor Corp. +	76,570	1,020,678

		7,114,856

Telecommunications - 4.31%

Alltel Corp.	19,880	1,086,442
AT&T Wireless Services, Inc. +	155,930	2,279,697
Cisco Systems, Inc. +	305,160	5,724,801
Motorola, Inc.	151,840	2,452,216
Nextel Communications, Inc., Class A +	75,685	1,755,135
Verizon Communications, Inc.	107,480	4,218,590

		17,516,881

Utilities - Communication - 0.91%

SBC Communications, Inc.	37,800	974,862
Sprint Corp.	138,420	2,724,106

		3,698,968

Utilities - Electric - 1.32%

Duquesne Light Holdings, Inc. #	39,810	748,030
OGE Energy Corp. #	42,460	1,103,960
Puget Energy, Inc.	119,920	2,747,367
TECO Energy, Inc. #	59,040	782,870

		5,382,227

Utilities - Gas, Distribution - 0.44%

AGL Resources, Inc.	29,590	902,199
KeySpan Corp.	23,270	886,587

		1,788,786

Utilities - Gas, Pipeline - 0.72%

National Fuel Gas Co.	109,840	2,941,515

Total Investment Securities - 98.31% (Cost $386,122,370)		399,612,276

SHORT-TERM INVESTMENTS - 4.24%

Collective Investment Pool - 0.96%
Securities Lending Quality Trust (1)	$3,911,393	3,911,393

Commercial Paper - 2.95%

UBS Finance, Inc.:
1.57% due 09/01/04@	12,000,000	12,000,000

United States Treasury Bills - 0.33%

United States Treasury Bills:
1.36% due 09/09/04@	75,000	74,977
1.35% due 09/23/04@	20,000	19,984
1.34% due 09/23/04@	15,000	14,988
1.31% due 09/02/04@	1,200,000	1,199,956

		1,309,905

Total Short-term Investments (Cost $17,221,298)		17,221,298

Repurchase Agreement - 2.10%

Agreement with State Street Bank & Trust Co., bearing interest at 1.42% dated 08/31/04, to be repurchased 09/01/04 in the amount of $8,538,034 and collaterized by Federal Home Loan Bank Notes, bearing interest at 4.13% due 08/31/10 and having approximate value of $8,797,406 (Cost $8,538,000)@	8,538,000	8,538,000

TOTAL INVESTMENTS (Cost $411,881,668) (3)	104.65%	425,371,574

Liabilities in excess of other assets	(4.65)	(18,903,419)

NET ASSETS -	100%	$406,468,155

+	Non-income producing
#	The security or a portion thereof is out on loan.
@	The security or a portion thereof represents collateral for open futures contracts.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	Security represents an investment in an affiliated company.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Fair valued security (see Note 1)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2004	Unrealized Appreciation (Depreciation)

22 Long	S & P 500 Index	September 2004	$6,237,615	$6,072,550	$(165,065)

See Notes to Schedule of Investments

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS - August 31, 2004 (Unaudited)

	Number of Shares / Par Value	Market Value (Note 1)
COMMON STOCK - 99.32%
Advertising - 0.17%

Interpublic Group of Cos., Inc. +#	168,000	$1,772,400
Omnicom Group, Inc. #	75,700	5,208,917

		6,981,317

Aerospace/Defense - 2.03%

Boeing Co.	338,000	17,650,360
General Dynamics Corp.	79,800	7,791,672
Goodrich Corp.	47,200	1,499,072
Honeywell International, Inc.	344,300	12,387,914
Lockheed Martin Corp.	179,900	9,675,022
Northrop Grumman Corp.	144,100	7,442,765
Raytheon Co.	179,600	6,237,508
Rockwell Collins, Inc.	71,200	2,448,568
United Technologies Corp.	206,000	19,345,460

		84,478,341

Airlines - 0.12%

Delta Air Lines, Inc. +#	50,000	202,000
Southwest Airlines Co.	316,900	4,696,458

		4,898,458

Apparel & Products - 0.78%

Coach, Inc. +	75,500	3,182,325
Gap, Inc.	361,000	6,765,140
Jones Apparel Group, Inc.	50,600	1,805,914
Limited, Inc.	188,900	3,793,112
Liz Claiborne, Inc.	44,500	1,694,115
Nike, Inc., Class B	105,800	7,967,798
Reebok International, Ltd.	24,100	818,677
TJX Cos., Inc.	198,400	4,198,144
VF Corp.	44,100	2,175,894

		32,401,119

Appliances/Furnishings - 0.11%

Leggett & Platt, Inc.	77,000	2,070,530
Maytag Corp.	31,700	641,291
Whirlpool Corp.	27,700	1,693,578

		4,405,399

Automotive - 0.89%

AutoNation, Inc. +	107,200	1,762,368
AutoZone, Inc. +	33,400	2,473,604
Cooper Tire & Rubber Co.	29,800	674,672
Danaher Corp. #	123,400	6,345,228
Delphi Automotive Systems Corp.	224,700	2,058,252
Ford Motor Co. #	734,100	10,358,151
General Motors Corp. #	226,300	9,348,453
Genuine Parts Co. #	70,000	2,653,700
Goodyear Tire & Rubber Co. +#	70,400	772,992
Visteon Corp. #	52,000	485,160

		36,932,580

Banks - 6.71%

AmSouth Bancorp.	141,300	3,680,865
Bank of America Corp.	1,635,000	73,542,300
Bank of New York Co., Inc.	311,800	9,291,640
BB&T Corp.	225,000	8,997,750
Charter One Financial, Inc. #	89,700	3,988,959
Comerica, Inc.	69,500	4,180,425
Fifth Third Bancorp	225,600	11,237,136
First Horizon National Corp. #	49,800	2,264,406
Huntington Bancshares, Inc. #	92,000	2,269,640
KeyCorp.	164,600	5,160,210
M&T Bank Corp.	47,600	4,521,048
Marshall & Ilsley Corp.	89,200	3,575,136
Mellon Financial Corp.	170,300	4,914,858
National City Corp. #	276,500	10,448,935

North Fork Bancorp., Inc.	69,400	2,910,636
Northern Trust Corp.	88,500	3,809,925
PNC Financial Services Group	113,100	6,070,077
Providian Financial Corp. +#	116,700	1,685,148
Regions Financial Corp.	184,985	5,973,166
SouthTrust Corp.	132,300	5,470,605
State Street Bank & Trust Co.	134,800	6,084,872
SunTrust Banks, Inc.	113,300	7,715,730
Synovus Financial Corp. #	122,200	3,103,880
U.S. Bancorp.	759,900	22,417,050
Wachovia Corp.	527,200	24,730,952
Wells Fargo & Co.	676,600	39,750,250
Zions Bancorp.	36,000	2,242,080

		280,037,679

Beverages - 2.52%

Adolph Coors Co., Class B	14,900	1,020,501
Anheuser-Busch Cos., Inc.	322,400	17,022,720
Brown-Forman Corp., Class B	48,800	2,317,512
Coca-Cola Co.	976,600	43,663,786
Coca-Cola Enterprises, Inc.	188,400	3,890,460
Pepsi Bottling Group, Inc.	103,400	2,770,086
PepsiCo, Inc.	684,500	34,225,000

		104,910,065

Broadcasting - 0.91%

Clear Channel Communications, Inc.	246,300	8,253,513
Comcast Corp., Class A +	899,200	25,330,464
Univision Communications, Inc., Class A +	129,600	4,276,800

		37,860,777

Building Materials - 0.32%

American Standard Cos., Inc. +	86,300	3,245,743
Masco Corp.	175,600	5,642,028
Sherwin-Williams Co.	57,400	2,370,620
Vulcan Materials Co.	40,900	1,949,703

		13,208,094

Chemical - 1.55%

Air Products and Chemicals, Inc.	91,200	4,777,056
Ashland, Inc.	28,200	1,450,326
Dow Chemical Co.	375,400	16,070,874
E.I. du Pont de Nemours and Co.	401,000	16,946,260
Eastman Chemical Co. #	31,100	1,447,083
Ecolab, Inc.	103,100	3,084,752
Engelhard Corp.	49,900	1,410,673
Great Lakes Chemical Corp. #	20,400	532,848
Hercules, Inc. +	44,100	605,052
Monsanto Co.	106,400	3,894,240
PPG Industries, Inc.	68,900	4,118,153
Praxair, Inc.	130,400	5,291,632
Rohm & Haas Co.	89,900	3,643,647
Sigma-Aldrich Corp.	27,700	1,586,933

		64,859,529

Commercial Services - 0.60%

Ball Corp.	45,400	1,695,236
Cendant Corp.	409,000	8,846,670
Cintas Corp.	68,600	2,813,286
Convergys Corp. +	57,500	799,250
Deluxe Corp.	20,200	862,944
Fluor Corp.	33,300	1,423,575
Moody’s Corp.	59,900	4,106,744
Paychex, Inc.	151,400	4,492,038

		25,039,743

Conglomerates - 4.90%

3M Co.	313,600	25,828,096
Eaton Corp.	60,400	3,645,140
General Electric Co. @	4,232,100	138,770,559

ITT Industries, Inc.	37,200	2,942,520
Loews Corp.	74,300	4,220,240
Textron, Inc.	55,300	3,510,997
Tyco International, Ltd.	804,200	25,187,544

		204,105,096

Drugs - 6.33%

Abbott Laboratories	625,400	26,072,926
Allergan, Inc.	52,600	3,926,590
Bristol-Myers Squibb Co.	779,600	18,499,908
Caremark Rx, Inc. +	183,400	5,263,580
Eli Lilly & Co.	452,800	28,730,160
Forest Laboratories, Inc. +	148,300	6,799,555
King Pharmaceuticals, Inc. +	96,700	1,204,882
Merck & Co., Inc.	891,000	40,068,270
Mylan Laboratories, Inc.	107,700	1,876,134
Pfizer, Inc. @	3,059,700	99,960,399
Schering-Plough Corp.	590,200	10,895,092
Watson Pharmaceuticals, Inc. +	43,700	1,203,498
Wyeth	534,700	19,553,979

		264,054,973

Electronics/Electrical Equipment - 1.37%

Agilent Technologies, Inc. +	193,000	3,956,500
American Power Conversion Corp.	80,300	1,349,040
Applera Corp. - Applied Biosystems Group	81,000	1,542,240
Comverse Technology, Inc. +	78,400	1,372,784
Emerson Electric Co.	169,200	10,532,700
Fisher Scientific International, Inc. +	45,700	2,603,529
Jabil Circuit, Inc. +#	80,400	1,658,652
JDS Uniphase Corp. +	577,500	1,796,025
Johnson Controls, Inc.	76,200	4,290,060
Millipore Corp. +	20,000	1,006,000
Molex, Inc. #	76,100	2,197,007
NVIDIA Corp. +	66,500	828,590
Parker Hannifin Corp.	48,000	2,609,760
Perkinelmer, Inc.	51,300	896,724
Pitney Bowes, Inc.	92,700	4,038,012
PMC-Sierra, Inc. +	70,900	662,206
Power-One, Inc. +#	33,600	252,336
Sanmina-SCI Corp. +	208,800	1,444,896
Solectron Corp. +	385,400	1,988,664
Symbol Technologies, Inc.	94,000	1,212,600
Tektronix, Inc. #	34,000	971,380
Thermo Electron Corp. +	66,500	1,746,955
W. W. Grainger, Inc.	36,500	1,949,465
Waters Corp. +	48,000	2,078,880
Xerox Corp. +	320,800	4,308,344

		57,293,349

Finance Companies - 0.62%

Capital One Financial Corp.	96,100	6,511,736
MBNA Corp.	512,300	12,366,922
SLM Corp.	175,900	6,863,618

		25,742,276

Financial Services - 8.03%

American Express Co.	512,400	25,630,248
Bear Stearns Cos., Inc.	42,100	3,701,432
Charles Schwab Corp.	547,200	5,171,040
Citigroup, Inc.	2,073,700	96,592,946
Countrywide Financial Corp.	224,000	7,963,200
E*TRADE Group, Inc. +	146,500	1,725,770
Equifax, Inc.	55,000	1,342,000
Fannie Mae	388,500	28,923,825
Federated Investors, Inc., Class B	43,400	1,252,090
Franklin Resources, Inc.	100,200	5,337,654
Freddie Mac	276,000	18,525,120
Goldman Sachs Group, Inc.	193,400	17,338,310
H & R Block, Inc.	70,200	3,387,852
Janus Capital Group, Inc. #	96,000	1,319,040

JPMorgan Chase & Co.	1,428,732	56,549,212
Lehman Brothers Holdings, Inc.	111,000	8,201,790
Merrill Lynch & Co., Inc.	385,300	19,677,271
Morgan Stanley	440,700	22,356,711
Principal Financial Group, Inc. #	128,000	4,442,880
Sovereign Bancorp, Inc.	139,900	3,058,214
T. Rowe Price Group, Inc. #	50,900	2,521,077

		335,017,682

Foods - 1.47%

Archer-Daniels-Midland Co.	260,700	4,163,379
Campbell Soup Co.	164,900	4,280,804
ConAgra Foods, Inc.	211,900	5,551,780
General Mills, Inc.	151,600	7,163,100
H J Heinz Co.	141,200	5,352,892
Hershey Foods Corp.	104,100	5,025,948
Kellogg Co.	164,700	6,914,106
McCormick & Co., Inc.	55,200	1,851,960
Sara Lee Corp.	317,000	7,015,210
Sysco Corp.	256,300	8,237,482
Wm. Wrigley Jr. Co.	90,100	5,588,903

		61,145,564

Freight - 1.05%

FedEx Corp.	119,800	9,822,402
Ryder System, Inc.	26,200	1,147,822
United Parcel Service, Inc., Class B	451,900	33,011,295

		43,981,519

Hardware & Tools - 0.10%

Black & Decker Corp.	31,800	2,191,974
Snap-on, Inc.	23,400	743,418
Stanley Works	32,800	1,418,928

		4,354,320

Healthcare - 0.38%

Anthem, Inc. +	55,600	4,516,944
Bausch & Lomb, Inc.	21,300	1,404,735
Health Management Associates, Inc., Class A	97,500	1,864,200
Manor Care, Inc.	35,700	1,094,919
McKesson Corp.	117,400	3,633,530
Medco Health Solutions, Inc. +#	108,600	3,391,578

		15,905,906

Heavy Duty Trucks/Parts - 0.15%

Dana Corp. #	59,800	1,128,426
Navistar International Corp. +	28,000	1,001,840
PACCAR, Inc.	70,400	4,237,376

		6,367,642

Home Builders - 0.16%

Centex Corp.	49,500	2,265,615
KB Home	18,800	1,292,876
Pulte Homes, Inc.	50,800	2,994,660

		6,553,151

Hospital Management - 0.23%

HCA, Inc.	194,700	7,556,307
Tenet Healthcare Corp. +	186,600	1,944,372

		9,500,679

Hospital Supplies - 2.99%

AmerisourceBergen Corp. #	45,100	2,439,910
Becton, Dickinson and Co.	101,500	4,884,180
Cardinal Health, Inc.	172,500	7,797,000
CR Bard, Inc.	41,800	2,344,980
Hospira, Inc. +	62,500	1,731,250
Johnson & Johnson	1,190,300	69,156,430

Medtronic, Inc.	486,000	24,178,500
St. Jude Medical, Inc. +	70,600	4,747,850
Stryker Corp.	160,400	7,266,120

		124,546,220

Household Products - 2.94%

Alberto-Culver Co., Class B	36,400	1,757,756
Avon Products, Inc.	189,100	8,354,438
Clorox Co.	85,100	4,496,684
Colgate-Palmolive Co.	213,300	11,518,200
Fortune Brands, Inc. #	58,700	4,293,905
Gillette Co.	402,300	17,097,750
International Flavors & Fragrances, Inc.	37,900	1,460,287
Kimberly-Clark Corp.	201,000	13,406,700
Newell Rubbermaid, Inc.	110,200	2,372,606
Procter & Gamble Co.	1,030,800	57,693,876

		122,452,202

Human Resources - 0.04%

Robert Half International, Inc. #	68,900	1,688,050

Information Processing - Hardware - 3.18%

Apple Computer, Inc. +	152,400	5,256,276
Dell, Inc. +	1,011,700	35,247,628
Gateway, Inc. +	149,300	655,427
Hewlett-Packard Co.	1,222,701	21,874,121
International Business Machines Corp.	675,800	57,233,502
Lexmark International, Inc., Class A +	52,100	4,608,245
Network Appliance, Inc. +	139,300	2,795,751
Sun Microsystems, Inc. +#	1,333,700	5,121,408

		132,792,358

Information Processing - Services - 2.25%

Adobe Systems, Inc.	95,700	4,389,759
Affiliated Computer Services, Inc., Class A +#	54,500	2,960,985
Computer Sciences Corp. +	75,100	3,480,885
eBay, Inc. +	263,600	22,811,944
Electronic Data Systems Corp. #	205,500	3,949,710
EMC Corp. +	980,000	10,554,600
First Data Corp.	349,900	14,783,275
Fiserv, Inc. +	78,200	2,719,796
Monster Worldwide, Inc. +	46,900	948,787
NCR Corp. +#	38,000	1,678,460
SunGard Data Systems, Inc. +	116,300	2,674,900
Symantec Corp. +	125,000	5,995,000
Unisys Corp. +	133,700	1,342,348
Yahoo!, Inc. +	540,000	15,395,400

		93,685,849

Information Processing - Software - 4.18%

Autodesk, Inc.	45,400	2,016,214
Automatic Data Processing, Inc.	236,700	9,413,559
BMC Software, Inc. +	89,400	1,338,318
Citrix Systems, Inc. +#	68,300	1,086,653
Computer Associates International, Inc.	234,500	5,679,590
Compuware Corp. +	154,900	701,697
IMS Health, Inc.	94,200	2,197,686
Intuit, Inc. +	76,700	3,243,643
Mercury Interactive Corp. +	36,900	1,273,419
Microsoft Corp. @	4,328,500	118,168,050
Novell, Inc. +	155,000	914,500
Oracle Corp. +	2,083,100	20,768,507
Parametric Technology Corp. +	107,500	523,525
PeopleSoft, Inc. +	146,300	2,545,620
Siebel Systems, Inc. +	201,500	1,533,415
VERITAS Software Corp. +	173,100	2,894,232

		174,298,628

Insurance - 5.42%

ACE, Ltd.	113,500	4,375,425
Aetna, Inc.	61,000	5,651,650
AFLAC, Inc.	203,800	8,172,380
Allstate Corp.	281,700	13,299,057
AMBAC Financial Group, Inc.	43,500	3,284,250
American International Group, Inc. (1)	1,045,800	74,502,792
Aon Corp. #	126,400	3,280,080
Chubb Corp.	76,100	5,175,561
CIGNA Corp.	56,700	3,773,952
Cincinnati Financial Corp.	67,500	2,723,625
Hartford Financial Services Group, Inc.	117,100	7,161,836
Humana, Inc. +	64,800	1,231,200
Jefferson-Pilot Corp.	56,200	2,691,980
Lincoln National Corp.	71,600	3,243,480
Marsh & McLennan Cos., Inc.	209,800	9,375,962
MBIA, Inc.	57,900	3,315,933
MetLife, Inc.	303,000	11,286,750
MGIC Investment Corp. #	39,600	2,703,492
Progressive Corp.	87,200	7,002,160
Prudential Financial, Inc. #	210,900	9,739,362
Safeco Corp.	56,000	2,697,520
St. Paul Cos., Inc.	267,500	9,279,575
Torchmark Corp.	44,700	2,301,156
UnitedHealth Group, Inc.	267,800	17,709,614
UnumProvident Corp. #	118,900	1,923,802
Wellpoint Health Networks, Inc., Class A +	62,300	6,116,614
Xl Capital, Ltd., Class A	55,500	3,896,100

		225,915,308

Leisure & Tourism - 1.84%

Brunswick Corp.	38,100	1,497,711
Carnival Corp.	253,600	11,612,344
Darden Restaurants, Inc.	64,600	1,357,246
Electronic Arts, Inc. +	121,400	6,043,292
Harley-Davidson, Inc.	118,300	7,218,666
Harrah’s Entertainment, Inc.	45,300	2,183,007
Hasbro, Inc.	70,800	1,311,924
Hilton Hotels Corp. #	153,800	2,745,330
International Game Technology	139,800	4,033,230
Marriott International, Inc., Class A	90,700	4,303,715
Mattel, Inc.	169,500	2,727,255
McDonald’s Corp.	504,800	13,639,696
Sabre Holdings Corp., Class A	55,800	1,283,400
Starbucks Corp. +#	158,900	6,870,836
Starwood Hotels & Resorts Worldwide, Inc., Class B	83,100	3,673,020
Wendy’s International, Inc.	45,800	1,574,146
Yum! Brands, Inc.	116,100	4,610,331

		76,685,149

Machinery - 1.04%

Caterpillar, Inc.	137,100	9,967,170
Cooper Industries, Ltd., Class A	37,200	2,054,184
Crane Co.	24,000	648,000
Cummins, Inc. #	17,300	1,164,117
Deere & Co.	99,800	6,314,346
Dover Corp.	81,600	3,078,768
Illinois Tool Works, Inc.	124,100	11,329,089
Ingersoll-Rand Co., Class A	69,600	4,524,696
Pall Corp.	50,200	1,222,872
Rockwell Automation, Inc.	74,500	2,905,500

		43,208,742

Medical - Biomedical/Gene - 1.09%

Amgen, Inc. +#	509,900	30,231,971
Biogen Idec, Inc. +	136,200	8,080,746
Genzyme Corp. +	90,700	4,897,800
MedImmune, Inc. +	99,700	2,379,839

		45,590,356

Medical Technology - 1.09%

Baxter International, Inc.	245,700	7,503,678
Biomet, Inc. #	102,000	4,656,300
Boston Scientific Corp. +	334,800	11,962,404
Chiron Corp. +#	75,700	3,208,166
Guidant Corp.	125,700	7,516,860
Quest Diagnostics, Inc.	41,500	3,552,400
Zimmer Holdings, Inc. +	97,800	6,973,140

		45,372,948

Metals - 0.73%

Alcoa, Inc.	348,600	11,287,668
Allegheny Technologies, Inc.	37,400	703,494
Freeport-McMoRan Copper & Gold, Inc., Class B	71,000	2,671,730
Newmont Mining Corp.	177,600	7,883,664
Nucor Corp. #	31,600	2,473,964
Phelps Dodge Corp.	37,500	3,058,500
United States Steel Corp.	45,400	1,675,714
Worthington Industries, Inc.	34,800	708,180

		30,462,914

Multimedia - 2.10%

Gannett Co., Inc.	109,300	9,257,710
McGraw-Hill Cos., Inc.	76,400	5,785,772
Meredith Corp.	20,200	1,011,616
Time Warner, Inc. +	1,828,300	29,892,705
Viacom, Inc., Class B	694,700	23,140,457
Walt Disney Co.	822,800	18,471,860

		87,560,120

Oil & Gas - 6.77%

Amerada Hess Corp.	36,200	2,914,100
Anadarko Petroleum Corp.	101,100	5,987,142
Apache Corp.	130,400	5,827,576
Baker Hughes, Inc.	133,600	5,254,488
BJ Services Co. +	64,600	3,104,030
Burlington Resources, Inc. #	159,100	5,764,193
ChevronTexaco Corp.	429,100	41,837,250
ConocoPhillips	275,000	20,468,250
Devon Energy Corp.	96,100	6,228,241
Dynegy, Inc., Class A +#	152,000	662,720
El Paso Corp. #	257,100	2,103,078
EOG Resources, Inc.	46,800	2,703,636
Exxon Mobil Corp. @	2,622,500	120,897,250
Halliburton Co.	176,400	5,145,588
Kerr-McGee Corp.	60,000	3,166,800
Kinder Morgan, Inc.	49,800	3,012,900
Marathon Oil Corp.	138,500	5,023,395
Nabors Industries, Ltd. +#	59,600	2,628,360
Noble Corp. +	54,100	2,175,902
Occidental Petroleum Corp.	156,800	8,098,720
Peoples Energy Corp.	15,200	631,560
Rowan Cos., Inc. +#	42,400	1,031,168
Schlumberger, Ltd.	236,200	14,597,160
Sunoco, Inc.	30,300	1,863,450
Transocean, Inc. +#	128,700	3,951,090
Unocal Corp.	105,800	3,950,572
Valero Energy Corp. #	51,600	3,407,148

		282,435,767

Paper/Forest Products - 0.79%

Avery Dennison Corp.	44,300	2,753,245
Bemis Co., Inc.	42,900	1,133,847
Boise Cascade Corp.	35,200	1,101,408
Georgia-Pacific Corp. #	102,200	3,472,756
International Paper Co.	194,600	7,787,892
Louisiana-Pacific Corp.	43,600	1,076,920
Meadwestvaco Corp.	80,900	2,439,135
Pactiv Corp. +#	61,500	1,454,475
Plum Creek Timber Co., Inc.	73,500	2,428,440
Sealed Air Corp. +	33,900	1,665,168
Temple-Inland, Inc.	22,300	1,522,644
Weyerhaeuser Co.	96,700	6,044,717

		32,880,647

Photography - 0.08%

Eastman Kodak Co.	115,000	3,401,700

Pollution Control - 0.19%

Allied Waste Industries, Inc. +	127,300	1,303,552
Waste Management, Inc.	232,800	6,469,512

		7,773,064

Publishing - 0.33%

Dow Jones & Co., Inc. #	32,800	1,346,440
Knight-Ridder, Inc.	31,600	2,035,988
New York Times Co., Class A	59,600	2,420,952
R. R. Donnelley & Sons Co.	87,200	2,679,656
Tribune Co.	131,500	5,490,125

		13,973,161

Railroads & Equipment - 0.44%

Burlington Northern Santa Fe Corp.	148,800	5,327,040
CSX Corp.	86,200	2,722,196
Norfolk Southern Corp.	157,200	4,464,480
Union Pacific Corp.	104,000	5,939,440

		18,453,156

Real Estate Investment Trusts - 0.40%

Apartment Investment & Management Co., Class A	37,800	1,341,900
Equity Office Properties Trust	161,900	4,623,864
Equity Residential	112,400	3,640,636
Prologis Trust	72,800	2,631,720
Simon Property Group, Inc.	83,500	4,671,825

		16,909,945

Retail - 6.05%

Albertson’s, Inc. #	147,500	3,625,550
Bed Bath & Beyond, Inc. +	120,500	4,509,110
Best Buy Co., Inc.	130,100	6,052,252
Big Lots, Inc. +	46,200	563,178
Circuit City Stores, Inc.	79,800	1,035,006
Costco Wholesale Corp.	184,000	7,575,280
CVS Corp.	159,200	6,368,000
Dillard’s, Inc., Class A	33,500	636,500
Dollar General Corp.	132,200	2,604,340
Express Scripts, Inc., Class A +	31,300	1,978,160
Family Dollar Stores, Inc.	68,800	1,819,760
Federated Department Stores, Inc.	72,200	3,133,480
Home Depot, Inc.	891,200	32,582,272
JC Penney Co., Inc.	113,100	4,333,992
Kohl’s Corp. +	136,700	6,763,916
Kroger Co. +	297,700	4,920,981
Lowe’s Cos., Inc.	315,200	15,665,440
May Department Stores Co.	116,700	2,860,317
Nordstrom, Inc.	55,800	2,071,854
Office Depot, Inc. +	125,400	2,007,654
RadioShack Corp.	64,500	1,737,630
Safeway, Inc. +#	178,900	3,613,780
Sears, Roebuck and Co.	85,300	3,265,284
Staples, Inc.	199,400	5,718,792
SUPERVALU, Inc.	54,100	1,426,076
Target Corp.	366,300	16,329,654
Tiffany & Co. #	58,600	1,813,670
Toys “R” Us, Inc. +	85,900	1,395,016
Wal-Mart Stores, Inc. @	1,719,700	90,576,599
Walgreen Co.	410,800	14,973,660
Winn-Dixie Stores, Inc. #	57,000	237,690

		252,194,893

Savings & Loan - 0.48%

Golden West Financial Corp.	61,200	6,623,676
Washington Mutual, Inc.	346,800	13,466,244

		20,089,920

Schools - 0.13%

Apollo Group, Inc., Class A +	70,800	5,522,400

Semiconductors - 2.85%

Advanced Micro Devices, Inc. +#	141,700	1,619,631
Altera Corp. +	150,100	2,839,892
Analog Devices, Inc.	150,700	5,232,304
Applied Materials, Inc. +	676,000	10,741,640
Applied Micro Circuits Corp. +	125,000	418,750
Broadcom Corp., Class A +	125,900	3,416,926
Intel Corp.	2,593,600	55,217,744
KLA-Tencor Corp. +	78,800	2,943,968
Linear Technology Corp.	124,000	4,435,480
LSI Logic Corp. +#	153,300	740,439
Maxim Integrated Products, Inc.	129,200	5,611,156
Micron Technology, Inc. +	244,800	2,817,648
National Semiconductor Corp. +	143,800	1,916,854
Novellus Systems, Inc. +	59,300	1,448,699
QLogic Corp. +	37,400	976,514
Teradyne, Inc. +#	77,800	1,001,286
Texas Instruments, Inc.	694,100	13,562,714
Xilinx, Inc.	139,100	3,815,513

		118,757,158

Telecommunications - 5.05%

ADC Telecommunications, Inc. +#	324,300	694,002
Alltel Corp.	123,600	6,754,740
Andrew Corp. +	64,400	714,196
AT&T Wireless Services, Inc. +	1,093,600	15,988,432
Avaya, Inc. +	177,900	2,156,148
BellSouth Corp.	735,500	19,681,980
CenturyTel, Inc. #	55,800	1,796,202
Ciena Corp. +	227,600	414,232
Cisco Systems, Inc. +	2,711,300	50,863,988
Citizens Communications Co.	115,300	1,456,239
Corning, Inc. +	550,200	5,568,024
Lucent Technologies, Inc. +#	1,718,500	5,378,905
Motorola, Inc.	939,900	15,179,385
Nextel Communications, Inc., Class A +	445,000	10,319,550
QUALCOMM, Inc.	649,600	24,717,280
Qwest Communications International, Inc. +	715,500	2,067,795
Scientific-Atlanta, Inc.	61,300	1,669,812
Tellabs, Inc. +#	166,700	1,511,969
Verizon Communications, Inc.	1,110,800	43,598,900

		210,531,779

Therapeutics - 0.14%

Gilead Sciences, Inc. +	87,500	6,048,875

Tobacco - 1.14%

Altria Group, Inc.	822,400	40,256,480
Reynolds American, Inc. #	60,100	4,537,550
UST, Inc. #	66,400	2,663,968

		47,457,998

Utilities - Communication - 1.20%

AT&T Corp.	318,300	4,704,474
SBC Communications, Inc.	1,327,900	34,246,541
Sprint Corp.	571,900	11,254,992

		50,206,007

Utilities - Electric - 2.68%

AES Corp. +	255,400	2,576,986
Allegheny Energy, Inc. +#	51,000	749,190
Ameren Corp.	77,200	3,612,188
American Electric Power Co., Inc.	158,700	5,194,251

Calpine Corp. +#	178,000	608,760
CenterPoint Energy, Inc. #	123,200	1,347,808
Cinergy Corp.	72,200	2,922,656
CMS Energy Corp. +#	65,600	629,760
Consolidated Edison, Inc.	96,700	4,080,740
Constellation Energy Group, Inc.	67,600	2,778,360
Dominion Resources, Inc.	131,000	8,500,590
DTE Energy Co.	69,600	2,875,872
Duke Energy Corp.	366,800	8,120,952
Edison International, Inc.	130,700	3,513,216
Entergy Corp.	92,400	5,571,720
Exelon Corp.	265,100	9,768,935
FirstEnergy Corp.	132,300	5,323,752
FPL Group, Inc.	74,100	5,127,720
NiSource, Inc.	105,700	2,198,560
PG&E Corp. +	168,000	4,903,920
Pinnacle West Capital Corp.	36,700	1,549,107
PPL Corp.	71,400	3,415,062
Progress Energy, Inc.	98,900	4,340,721
Public Service Enterprise Group, Inc.	94,900	4,018,066
Southern Co.	295,800	8,977,530
TECO Energy, Inc. #	79,600	1,055,496
TXU Corp.	121,900	5,074,697
Xcel Energy, Inc.	160,100	2,825,765

		111,662,380

Utilities - Gas, Distribution - 0.15%

Keyspan Corp.	64,300	2,449,830
Nicor, Inc. #	17,700	634,545
Sempra Energy	92,100	3,329,415

		6,413,790

Utilities - Gas, Pipeline - 0.06%

Williams Cos., Inc.	208,400	2,477,876

Total Investment Securities - 99.32% (Cost $2,980,420,426)		4,141,484,618

SHORT-TERM INVESTMENTS - 2.24%
Collective Investment Pool - 1.81%

Securities Lending Quality Trust (2)	$75,400,520	75,400,520

Commercial Paper - 0.38%

UBS Finance, Inc.:
1.57% due 09/01/04 @	16,000,000	16,000,000

United States Treasury Bills - 0.05%

United States Treasury Bills:
1.34% due 09/16/2004 @	30,000	29,983
1.33% due 09/02/2004 @	1,000,000	999,964
1.33% due 09/16/2004 @	20,000	19,989
1.31% due 09/02/2004 @	1,050,000	1,049,962

		2,099,898

Total Short-Term Investments (Cost $93,500,418)		93,500,418

REPURCHASE AGREEMENT - 0.15%

Agreement with State Street Bank & Trust Co., bearing interest at 1.42%, dated 8/31/04, to be repurchased 9/1/04 in the amount of $6,364,251 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.13%, due 8/13/10 and having an approximate value of $6,555,422 (Cost $6,364,000) @	6,364,000	6,364,000

TOTAL INVESTMENTS (Cost $3,080,284,844) (3)	101.71%	4,241,349,036
Liabilities in excess of other assets	(1.71)%	(71,225,415)

NET ASSETS -	100%	$4,170,123,621

+	Non-income producing
@	The security or a portion thereof represents collateral for open futures contracts.
#	The security or a portion thereof is out on loan.
(1)	Security represents an investment in an affiliated company.
(2)	The Security is purchased with the cash collateral received from securities loaned.
(3)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2004	Unrealized Appreciation (Depreciation)

110 Long	S&P 500 Index	September 2004	$30,201,271	$30,362,750	$161,479

See Notes to Schedule of Investments

VALUE FUND

SCHEDULE OF INVESTMENTS - August 31, 2004 (Unaudited)

	Number of Shares / Par Value	Market Value (Note 1)
COMMON STOCK - 98.50%
Aerospace/Defense - 7.83%

Boeing Co.	3,430	$179,115
Empresa Brasileira de Aeronautica SA ADR	7,900	209,745
Raytheon Co.	22,650	786,634

		1,175,494

Banks - 8.20%

Bank of America Corp.	16,740	752,965
Wells Fargo & Co.	8,140	478,225

		1,231,190

Broadcasting - 9.98%

Liberty Media Corp. +	66,100	588,951
Liberty Media International, Inc. +	5,074	171,501
UnitedGlobalCom, Inc., Class A +	108,500	737,800

		1,498,252

Chemical - 2.65%

Dow Chemical Co.	1,800	77,058
Praxair, Inc.	7,900	320,582

		397,640

Commercial Services - 3.00%

Cendant Corp.	20,800	449,904

Conglomerates - 7.24%

General Electric Co.	19,660	644,652
Tyco International, Ltd.	14,100	441,612

		1,086,264

Drugs - 1.52%

Wyeth	6,230	227,831

Financial Services - 12.53%

Citigroup, Inc.	12,870	599,485
Fannie Mae	2,060	153,367
Franklin Resources, Inc.	8,500	452,795
Freddie Mac	2,200	147,664
Merrill Lynch & Co., Inc.	2,430	124,100
Morgan Stanley	7,940	402,796

		1,880,207

Funeral Services - 0.07%

Service Corp. International +	1,734	10,421

Information Processing - Hardware - 5.65%

Hewlett-Packard Co.	7,340	131,313
International Business Machines Corp.	8,470	717,324

		848,637

Information Processing - Software - 0.43%

Compuware Corp. +	14,300	64,779

Insurance - 5.25%

Genworth Financial, Inc. +	3,100	70,463
Platinum Underwriters Holdings, Ltd.	4,700	133,386
Prudential Financial, Inc.	11,100	512,598
UnumProvident Corp.	4,400	71,192

		787,639

Leisure & Tourism - 6.94%

McDonald’s Corp.	16,640	449,613
Take-Two Interactive Software, Inc. +	18,100	592,775

		1,042,388

Medical - Biomedical/Gene - 1.56%

MedImmune, Inc. +	9,800	233,926

Metals - 0.66%

Inco, Ltd. +	2,900	99,006

Oil & Gas - 8.71%

BP, PLC ADR	14,400	773,280
Halliburton Co.	5,271	153,755
Kinder Morgan, Inc.	1,800	108,900
Lukoil ADR	2,300	271,400

		1,307,335

Semiconductors - 1.51%

National Semiconductor Corp. +	17,000	226,610

Telecommunications - 4.14%

IDT Corp., Class B +	30,600	459,918
Verizon Communications, Inc.	4,100	160,925

		620,843

Tobacco - 4.75%

Altria Group, Inc.	14,580	713,691

Utilities - Communication - 1.58%

SBC Communications, Inc.	9,200	237,268

Utilities - Electric - 3.40%

AES Corp. +	35,700	360,213
PG&E Corp. +	5,120	149,453

		509,666

Utilities - Gas, Distribution - 0.90%

Sempra Energy	3,721	134,514

Total Investment Securities - 98.50% (Cost $14,409,485)		14,783,505

REPURCHASE AGREEMENT - 1.16%

Agreement with State Street Bank & Trust Co., bearing interest at 1.42%, dated 8/31/04, to be repurchased 9/1/04 in the amount of $175,007 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 6.88%, due 9/15/10 and having an approximate value of $182,900 (Cost $175,000)	$175,000	175,000

TOTAL INVESTMENTS (Cost $14,584,485) (1)	99.66%	14,958,505
Other assets less liabilities net	0.34%	50,604

NET ASSETS -	100%	$15,009,109

ADR -	American Depository Receipt
+	Non-income producing
(1)	See Note 4 for cost of investments on a tax basis

See Notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS – (unaudited)

Note 1 — Security Valuation

Securities listed or traded on a national exchange are valued daily at their last reported sale price as of the close of the customary trading session on the exchange where the security is principally traded. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued as of the close of such exchange. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, are valued at representative quoted prices. Such quoted prices generally are obtained from third party pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities. Publicly traded corporate bonds are valued at prices obtained from third party pricing services.

Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. Where there is a discrepancy between dealers or when no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. Securities for which quotations are not readily available or if a development /event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Fund’s Directors.

Short-term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less and all investments of the Money Market I Fund are valued by the amortized cost method which approximates fair market value.

Note 2 — Repurchase Agreements

As of August 31, 2004, the following funds held a percentage of an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Interest	Principal Amount
Growth & Income	0.88%	$1,919,000
Large Cap Growth	2.43%	5,272,000
Money Market I	0.46%	1,007,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated August 31, 2004, bearing interest at a rate of 1.49% per annum, with a principal amount of $217,124,000, a repurchase price of $217,132,987, and maturity date of September 1, 2004. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	6.75%	5/15/05	$ 19,370,000	$ 20,404,435
U.S. Treasury Notes	5.88%	11/15/05	19,225,000	20,402,531
U.S. Treasury Notes	5.00%	2/15/11	19,000,000	20,401,250
U.S. Treasury Notes	4.63%	5/15/06	16,615,000	17,466,519
U.S. Treasury Bills	1.77%	2/24/05	144,095,000	142,834,169

In addition, as of August 31, 2004, the following funds held a percentage of an undivided interest in the joint repurchase agreement with UBS Warburg, LLC:

Fund	Percentage Interest	Principal Amount
Growth & Income	2.00%	$5,000,000
Money Market I	1.60%	4,000,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated August 31, 2004, bearing interest at a rate of 1.54% per annum, with a principal amount of $250,000,000, a repurchase price of $250,010,694, and maturity date of September 1, 2004. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bonds	7.63%	11/15/22	$ 66,661,000	$ 90,171,683
U.S. Treasury Bonds	7.25%	5/15/16	130,000,000	166,281,658

Note 3 — Transactions with Affiliates

As disclosed in the schedule of investments, certain funds own common stock issued by AIG or an affiliate thereof. During the period ended August 31, 2004, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Market Value at 5/31/04	Cost of Purchases	Cost of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at 8/31/04
Asset Allocation	American International Group, Inc.	$1,641	$1,850,825	$—	$—	$—	$(52,015)	$1,798,810
Blue Chip Growth	American International Group, Inc.	195	219,900	—	—	—	(6,180)	213,720
Core Equity	American International Group, Inc.	6,726	7,584,718	—	933,565	108,967	(314,681)	6,445,439
Growth & Income	American International Group, Inc.	1,791	2,019,415	—	—	—	(56,753)	1,962,662
Small Cap Index	21st Century Insurance Group	232	151,988	9,836	20,411	(2,499)	1,732	140,646
Social Awareness	American International Group, Inc.	2,740	3,090,328	—	—	—	(86,850)	3,003,478
Stock Index	American International Group, Inc.	68,406	77,140,920	440,237	891,569	761,861	(2,948,657)	74,502,792

During the period, the following Funds incurred brokerage commissions with affiliated brokers which are affiliates of a sub-advisor:

	International Growth I	Value Fund
J.P. Morgan Securities, Inc.	$6,057	$—
J.P. Morgan Securities, Ltd.	1,925	—
Oppenheimer & Co., Inc.	—	56

NOTES TO SCHEDULE OF INVESTMENTS – (unaudited) (continued)

Note 4 — Federal Income Taxes

As of August 31, 2004, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$174,467,633	$24,419,328	$6,870,333	$17,548,995
Blue Chip Growth	42,240,276	4,314,012	2,175,439	2,138,573
Capital Conservation	86,024,308	992,184	471,116	521,068
Core Equity	582,180,125	59,289,968	65,567,538	(6,277,570)
Government Securities	143,608,661	1,108,217	868,504	239,713
Growth & Income	171,099,776	10,858,558	4,066,582	6,791,976
Health Sciences	169,869,380	17,179,871	12,070,516	5,109,355
Income & Growth	237,669,391	21,968,980	18,842,849	3,126,131
International Equities	253,948,624	21,573,157	20,148,980	1,424,177
International Government Bond*	132,049,407	11,601,118	433,954	11,167,164
International Growth I	412,347,134	30,649,206	7,595,735	23,053,471
Large Cap Growth	398,778,281	29,882,038	12,736,837	17,145,201
Mid Cap Index	1,720,184,146	308,677,148	208,143,746	100,533,402
Money Market I	448,692,897	—	—	—
NASDAQ-100 Index	89,884,979	11,688,903	10,203,200	1,485,703
Science & Technology	1,483,449,174	99,045,718	255,345,963	(156,300,245)
Small Cap	652,678,014	67,159,641	54,899,061	12,260,580
Small Cap Index	617,306,125	66,051,811	51,795,813	14,255,998
Social Awareness	412,799,826	33,931,059	21,359,311	12,571,748
Stock Index	3,104,418,244	1,588,558,482	451,627,690	1,136,930,792
Value	14,942,551	684,755	668,801	15,954

* The tax adjustments for International Government Bond Fund are for the 12 months ended September 30, 2003.

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semi-Annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	October 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	October 29, 2004

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	October 29, 2004